UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report
February 28, 2021
Destinations Large Cap Equity Fund   Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund   Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund   Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund   Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund   Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund   Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund   Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund   Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund   Class / Ticker : I / DMSFX, Z / DMSZX
Beginning on or about May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.
www.destinationsfunds.com // 877.771.7979

Shareholder Letter (Unaudited)

Dear Shareholder,
We are pleased to provide the annual report of the Destinations Funds for the twelve-month reporting period for the fiscal year ended February 28, 2021. Please refer to the investment commentary for a detailed look at prevailing economic and market conditions during the Funds’ reporting period.
As we finalize this shareholder report in April, the return to pre-pandemic life appears to be on the horizon with the roll out of COVID-19 vaccines. Nevertheless, until the vaccine is more widely available, investors may face periods of outbreak-related disruptions and heightened market volatility. We have a long history of weathering volatile markets, and we are confident that we will meet this current challenge.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
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Fund prices and performance,

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Holdings,

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Distributions, and

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A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Jason B. Moore
President, Brinker Capital Destinations Trust
April 29, 2021
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Investment Commentary (Unaudited)

Risk assets delivered strong positive returns for the twelve months ending February 28, 2021 (“the period”), but it was a tumultuous period, categorized by historical highs and lows. The emergence of COVID-19 and resulting lockdowns led to the fastest bear market in history followed by a swift market recovery as the Federal Reserve and the U.S. government provided unprecedented stimulus and support to markets. A contentious US presidential election and an uptick in COVID-19 infection rates led to increased market volatility during the back half of the period, but the emergence of multiple vaccines, additional large fiscal stimulus packages, and an accommodative central bank helped markets rally at the end of 2020 and to start 2021.
The S&P 500 Index1 gained +31.3% for the period, despite declining -34% from peak to trough in March 2020. Information technology (+49.7%) was the top-performing sector, supported by the shift to virtual learning and work from home mandates. Likewise, consumer discretionary (+42.5%) experienced tailwinds from pent-up demand when economies began reopening. Energy (+11.1%) faced immense challenges in 2020 due to unfavorable supply/demand dynamics but had a strong rebound in the beginning of 2021. Financials (+24.6%) suffered from headwinds when the Federal Reserve cut interest rates to zero as part of their monetary policy response, but a steepening yield curve at the end of the period benefitted the sector. Utilities (-2.8%) was the only sector to finish negative for the period. From a style perspective, despite a strong rebound by value during the end of the period, growth finished significantly ahead of value for the period. Small cap equities outpaced large and mid-cap equities, helped by a strong rally that began in the fourth quarter of 2020.
Developed international equities, as measured by the MSCI EAFE Index2, gained +23.0% for the period. Similar to the US, the COVID-19 pandemic created significant challenges for the region as surging infection rates forced waves of lockdown measures to mitigate the virus spread. However, coordinated stimulus measures helped boost markets. Global central banks provided large amounts of monetary stimulus to keep borrowing costs low and promote liquidity, and the European Union governments expanded fiscal stimulus to support economies until the virus is contained. Emerging markets, as measured by the MSCI Emerging Markets Index3, gained +36.5% for the period. China, a key driver of returns for emerging markets, contributed to performance due in part to its early success in containing the virus. A weakening US dollar and pick-up in global trading activity also benefitted the region.
Investment-grade fixed income, as measured by the Bloomberg Barclays US Aggregate Index4, gained +1.4% for the period. US government bonds experienced strong performance in the beginning of the period as heightened fears of a global recession led to a flight of safety into US Treasuries. The Fed’s subsequent decision to expand its asset purchase program provided support for fixed income markets and helped maintain a floor on corporate bond prices throughout the period. The yield on the 10-year Treasury note rose from a low of  +0.50% in March to end the period at +1.46%. High yield credit spreads drastically contracted 753 basis points5 from their March peak, generating attractive returns for the sector. Municipals lagged taxable counterparts for the period.
Our overall outlook for the economy and financial markets tilts positive over the intermediate term. As the vaccine rollout ramps up further, we expect a more robust reopening of the US economy, and a broadening out of economic growth as a result. Additional fiscal stimulus will serve to further boost growth. The Federal Reserve is committed to accommodative monetary policy until we see full employment and sustained higher inflation, neither of which we are close to achieving yet. We view the recent move higher in Treasury yields as more of a normalization process given the improved economic outlook; however, the pace of the increase has resulted in a pickup in volatility which could continue in the near-term.

S&P 500 Index — Consists of 500 stocks that represent a sample of the leading companies in leading industries. This index is widely regarded as the standard for measuring large-cap US stock market performance.

2
MSCI EAFE Index — Measures the performance of all the publicly traded stocks in 22 developed non-US markets.

3
MSCI Emerging Markets Index — Measures the equity market performance of 21 emerging market countries.

4
Bloomberg Barclays US Aggregate Index — A market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most US traded investment grade bonds are represented. The index includes US Treasury Securities (non-TIPS), government agency bonds, mortgage backed bonds, corporate bonds, and a small amount of foreign bonds traded in the US.

5
Basis Points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Investment Commentary (Unaudited) (concluded)

Thank you for your confidence and your support as shareholders of the Destinations Funds.
Sincerely,
Jason B. Moore
President, Brinker Capital Destinations Trust
April 29, 2021

Management’s Discussion of Fund Performance (Unaudited)
Destinations Large Cap Equity Fund

Investment Objective
The investment objective of the Destinations Large Cap Equity Fund (the “Fund”) is to provide long term capital appreciation.
Investment Strategy
The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000® Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2021, Class I of the Fund returned 35.94% compared to the Russell 1000 Index return of 34.28%. The Fund benefited from stock selection within the communication services, health care and financials sectors during the period. An underweight to, and stock selection within, the consumer staples sector also contributed to performance. Detracting from the Fund’s performance was stock selection within the consumer discretionary sector. An underweight to, and stock selection within, the energy sector also detracted from performance for the period.
Investment Sub-advisers
BlackRock Investment Management, LLC
Seeks to provide index exposure by replicating the total return performance of the S&P 500 Index.
Columbia Management Investment Advisers, LLC
Constructs a concentrated high growth portfolio comprised of a mix of established and emerging growth companies that are gaining market share in industries that represent a larger segment of the overall economy.
Delaware Investments Fund Advisers
Constructs a concentrated deep value portfolio that seeks to capitalize on discrepancies between intrinsic value and price.
Mellon Investments Corporation
Seeks to invest in companies with attractive valuation, strong fundamentals, and a catalyst for business improvement.
Strategas Asset Management
Focuses on large capitalization companies making significant investments in public policy developments and the potential earning benefits that accrue from those investments.
T. Rowe Price Associates, Inc.
Focuses on companies with superior growth in earnings and cash flow, ability to sustain earnings momentum even during economic slowdowns, and occupation of a lucrative niche in the economy with ability to expand even during economic slowdowns.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Large Cap Equity Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund from its inception (March 20, 2017) to February 28, 2021 as compared with the Russell 1000 Index.
Average Total Returns as of February 28, 2021
	YTD	1 Year	Since Inception (3/20/2017)
Destinations Large Cap Equity Fund - Class I	2.39%	35.94%	14.63%
Russell 1000 Index	2.05%	34.28%	15.46%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.95% and 0.82%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39% The waiver is in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustee.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Small-Mid Cap Equity Fund

Investment Objective
The investment objective of the Destinations Small-Mid Cap Equity Fund (the “Fund”) is to provide long term capital appreciation.
Investment Strategy
The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap® Index or the Russell 2000® Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2021, Class I of the Fund returned 53.65%, compared to a return of 36.11% for the Russell Midcap Index and 51.00% for the Russell 2000 Index over the period. The Fund benefited from very strong stock selection within the consumer discretionary sector. An overweight to, and stock selection within the healthcare sector was also a positive. Stock selection within consumer staples and an underweight to, and stock selection within, the real estate sector also helped performance. Detracting from performance was stock selection within the industrials sector.
Investment Sub-advisers
Ceredex Value Advisors LLC
Employs a disciplined and methodical bottom-up stock selection process with an emphasis on dividends, valuation and fundamentals.
Driehaus Capital Management LLC
Focuses on micro and small cap companies and identifies company-specific growth-inflation points to capitalize on behavioral dynamics of the market through the integration of fundamental, macro and behavioral analysis.
LMCG Investments, LLC
Employs a classic value approach with an emphasis on purchasing high quality companies at a discount to intrinsic value.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund from its inception (March 20, 2017) to February 28, 2021 as compared with both the Russell Midcap Index and Russell 2000 Index.
Average Total Returns as of February 28, 2021
	YTD	1 Year	Since Inception (3/20/2017)
Destinations Small-Mid Cap Equity Fund - Class I	11.16%	53.65%	17.07%
Russell Midcap Index	5.29%	36.11%	13.50%
Russell 2000 Index	11.58%	51.00%	13.95%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 1.12% and 1.08%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39% The waiver is in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustee.

Management’s Discussion of Fund Performance (Unaudited)
Destinations International Equity Fund

Investment Objective
The investment objective of the Destinations International Equity Fund (the “Fund”) is to provide long term capital appreciation.
Investment Strategy
The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2021, Class I of the Fund returned 33.76%, ahead of the MSCI All Country World ex USA Index which returned 26.73% over the period. From a sector perspective, the biggest contributor to performance was an overweight to, and stock selection within the information technology sector. The Fund also benefited from strong stock selection within the health care and consumer staples sectors. An underweight to energy also helped performance. From a geographical perspective, stock selection within United Kingdom, and Japan were positives during the period. An underweight to, and stock selection within Taiwan, detracted from performance. An overweight to, and stock selection within India, as well as an underweight to Hong Kong were also negatives for the period.
Investment Sub-advisers
BAMCO, Inc.
Employs a long-term investment approach to emerging markets that seeks out appropriately capitalized open-ended growth opportunities, exceptional leadership, and sustainable competitive advantages.
MFS Investment Management
Employs a contrarian investment process that seeks companies that are undervalued compared to intrinsic value.
T. Rowe Price Associates, Inc.
Focuses on companies with the potential to achieve long term earnings growth that have a leading market position, technological leadership or proprietary advantage and seasoned management.
Wasatch Advisors, Inc.
Targets inefficient segments of international equity markets with a focus on high-quality companies that offer long duration earnings and revenue growth and are trading at a reasonable valuation.

Management’s Discussion of Fund Performance (Unaudited)
Destinations International Equity Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund from its inception (March 20, 2017) to February 28, 2021 as compared with the MSCI All Country World ex USA Index.
Average Total Returns as of February 28, 2021
	YTD	1 Year	Since Inception (3/20/2017)
Destinations International Equity Fund - Class I	0.07%	33.76%	11.82%
MSCI AC World ex USA Index	2.23%	26.73%	9.11%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 1.26% and 1.18%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39% The waiver is in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustee.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Equity Income Fund

Investment Objective
The Destinations Equity Income Fund (the “Fund”) has a primary investment objective of current income with a secondary objective of long-term capital appreciation.
Investment Strategy
The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2021, Class I of the Fund returned 10.37% compared to a return of 19.72% for the Dow Jones US Select Dividend Index and 31.29% for the S&P 500 Index over the period. The Fund’s underweight to the utilities sector was a strong positive contributor to performance. Stock selection within the healthcare sector was a positive; however, a sizeable overweight to the sector was a negative. An underweight to financials, and stock selection within the financial sector was a detractor, as was stock selection within the communication services and consumer staples sectors.
Investment Sub-advisers
Federated Equity Management Company of Pennsylvania
Employs a bottom-up, fundamental approach with an emphasis on high-yielding, dividend growing stocks.
NWQ Investment Management Company LLC
Seeks to provide high current income and long-term capital appreciation by investing in global equity and income-producing securities.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Equity Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund from its inception (March 20, 2017) to February 28, 2021 as compared with both the Dow Jones US Select Dividend Index and the S&P 500 Index.
Average Total Returns as of February 28, 2021
	YTD	1 Year	Since Inception (3/20/2017)
Destinations Equity Income Fund - Class I	2.19%	10.37%	5.34%
Dow Jones US Select Dividend Index	9.40%	19.72%	7.67%
S&P 500 Index	1.72%	31.29%	14.89%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 1.04% and 0.89%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39% The waiver is in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustee.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Core Fixed Income Fund

Investment Objective
The investment objective of the Destinations Core Fixed Income Fund (the “Fund”) is to maximize current income and total return.
Investment Strategy
The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2021, Class I of the Fund returned 0.05% compared to a return of 1.38% for the Bloomberg Barclays US Aggregate Index. The Fund’s shorter duration positioning contributed to performance due to a steepening US Treasury yield curve in the back half of the period. An overweight to asset-backed securities, as well as allocations to bank loans and CLOs also helped performance for the period. Security selection within corporate credit was also a positive, but an underweight to the sector detracted from performance. An overweight to, and security selection within, mortgage-backed securities was also a negative for the period.
Investment Sub-advisers
DoubleLine Capital LP
Combines top-down factors, with bottom-up security analysis and invests across a broad range of fixed income sectors.
Merganser Capital Management, LLC
Employs a bottom-up approach that combines cross-sector relative values analysis with deep fundamental security selection while seeking opportunities in less efficient areas of the fixed income market.
Wellington Management Company LLP
Blends top-down strategies and bottom-up security selection resulting in a broadly diversified portfolio both across and within sectors.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Core Fixed Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund from its inception (March 20, 2017) to February 28, 2021 as compared with the Bloomberg Barclays US Aggregate Index.
Average Total Returns as of February 28, 2021
	YTD	1 Year	Since Inception (3/20/2017)
Destinations Core Fixed Income Fund - Class I	-1.64%	0.05%	3.01%
Bloomberg Barclays US Aggregate Index	-2.15%	1.38%	4.28%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.88% and 0.80%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39% The waiver is in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustee.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Low Duration Fixed Income Fund

Investment Objective
The investment objective of the Destinations Low Duration Fixed Income Fund (the “Fund”) is to provide current income.
Investment Strategy
The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2021, Class I of the Fund returned 3.43%, compared to a return of 6.05% for ICE BofA US High Yield 0-3 Year Index and 1.60% for the ICE BofA US Treasury 1-3 Year Index. The Fund’s bias to corporate credit, as well as security selection within the corporate credit sector contributed positively to performance. Allocations to banks loans and CLOs were the largest detractors for the period.
Investment Sub-advisers
CrossingBridge Advisors, LLC
Focuses on capital preservation by investing in underlying event driven high yield and investment grade corporate credit opportunities with an estimated holding life of several months to three years.
DoubleLine Capital LP
Combines top-down factors, with bottom-up security analysis and seeks to maximize current income through investing in a variety of fixed income sectors with an overall average effective duration of three years or less.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund from its inception (March 20, 2017) to February 28, 2021 as compared with the ICE BofA US High Yield 0-3 Year Index and the ICE BofA US Treasury 1-3 Year Index.
Average Total Returns as of February 28, 2021
	YTD	1 Year	Since Inception (3/20/2017)
Destinations Low Duration Fixed Income Fund - Class I	1.91%	3.43%	2.55%
ICE BofA US High Yield 0-3 Year Index	1.62%	6.05%	4.74%
ICE BofA US Treasury 1-3 Year Index	-0.07%	1.60%	2.13%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.95% and 0.94%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39% The waiver is in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustee.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Global Fixed Income Opportunities Fund

Investment Objective
The investment objective of the Destinations Global Fixed Income Opportunities Fund (the “Fund”) is to maximize total return.
Investment Strategy
The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2021, Class I of the Fund returned 6.28% compared to a return of 8.62% for the ICE BofA US High Yield Index and 2.13% for the Bloomberg Barclays US Universal Index. The Fund is allocated across credit sectors, including US corporate credit, emerging market credit and preferred stock. Corporate bond security selection and an allocation to SPACs contributed to performance for the period. An allocation to bank loans and emerging market debt detracted from performance. The Fund’s higher quality bias and more defensive positioning was also a negative for the period compared to the high yield index.
Investment Sub-advisers
CrossingBridge Advisors, LLC
Employs an opportunistic approach, allocating to high yield and investment grade corporate credit securities across multiple credit opportunity types.
DoubleLine Capital LP
Employs a value-oriented, research-driven approach to identify emerging market countries and companies with the potential for improving credit fundamentals and ratings.
Nuveen Asset Management, LLC
Employs a top-down quantitative-driven process complemented by fundamental credit research analysis with a focus on relative value, resulting in a concentrated portfolio of preferred securities.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund from its inception (March 20, 2017) to February 28, 2021 as compared with the ICE BofA US High Yield Index and the Bloomberg Barclays US Universal Index.
Average Total Returns as of February 28, 2021
	YTD	1 Year	Since Inception (3/20/2017)
Destinations Global Fixed Income Opportunities Fund - Class I	2.34%	6.28%	3.98%
ICE BofA US High Yield Index	0.73%	8.62%	6.03%
Bloomberg Barclays US Universal Index	-1.91%	2.13%	4.50%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 1.11% and 1.00%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%. The waiver is in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustee.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Municipal Fixed Income Fund

Investment Objective
The investment objective of the Destinations Municipal Fixed Income Fund (the “Fund”) is to provide current income that is exempt from federal income taxation.
Investment Strategy
The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management strategy.
Investment Commentary
For the fiscal year ending February 28, 2021, Class I of the Fund returned 0.00% compared to a return of 1.44% for the ICE BofA US Municipal Securities 1-10 Year Index. The Fund’s emphasis on higher quality securities led to underperformance for the period as lower quality municipal bonds outperformed. Security selection within tax-supported bonds was a detractor from performance. From a state perspective, security selection within Texas and New York were also negatives for the period.
Investment Sub-advisers
Northern Trust Investments, Inc.
Employs a relative value, high quality approach to municipal bonds that seeks to identify undervalued securities and sectors.
Seix Investment Advisors LLC
Seeks to maximize total return through current income that is exempt from federal income taxes by focusing on duration management, yield curve positioning, sector rotation, and security selection.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Municipal Fixed Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund from its inception (March 20, 2017) to February 28, 2021 as compared with the ICE BofA US Municipal Securities 1-10 Year Index.
Average Total Returns as of February 28, 2021
	YTD	1 Year	Since Inception (3/20/2017)
Destinations Municipal Fixed Income Fund - Class I	-1.32%	0.00%	2.59%
ICE BofA US Municipal Securities 1-10 Year Index	-0.55%	1.44%	3.03%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.95% and 0.80%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39% The waiver is in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustee.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Multi Strategy Alternatives Fund

Investment Objective
The investment objective of the Destinations Multi Strategy Alternatives Fund (the “Fund”) is capital appreciation with reduced correlation to equity and fixed income markets.
Investment Strategy
The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure.
Investment Commentary
For the fiscal year ending February 28, 2021, Class I of the Fund returned 11.09%, ahead of the HFRX Global Hedge Fund Index which returned 9.38% for the period. An allocation to an event driven strategy was a positive contributor as equity catalyst trades, particularly within the biotechnology sector, helped drive performance. An allocation to a relative value credit strategy also contributed to performance as the strategy took advantage of severe price dislocations that occurred within mortgage credit and corporate credit markets following the drawdown and market volatility experienced in the first quarter of 2020.
Investment Sub-advisers
Driehaus Capital Management LLC
Employs a concentrated approach seeking asymmetric payoff profiles in directional long, directional short and relative value arbitrage strategies, focusing on liquid credit, equity and derivative securities.
LMCG Investments, LLC
Employs a quantitative approach based on proprietary analytics to exploit pricing inefficiencies in structured credit markets.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund from its inception (March 20, 2017) to February 28, 2021 as compared with the HFRX Global Hedge Fund Index.
Average Total Returns as of February 28, 2021
	YTD	1 Year	Since Inception (3/20/2017)
Destinations Multi Strategy Alternatives Fund - Class I	1.93%	11.09%	4.96%
HFRX Global Hedge Fund Index	1.35%	9.38%	3.45%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 2.12% and 1.73%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
The Fund’s adviser has contractually agreed to waive a portion of its management fee as necessary to keep the management fee from exceeding 0.39% more than the sub-advisory fees paid by the Adviser. Waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39% The waiver is in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustee.

Fund Expenses (Unaudited)

Example
All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested on September 1, 2020 and held for the six months ended February 28, 2021.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.
Based on Actual Total Return(1)
Fund	Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Destinations Large Cap Equity Fund – Class I	13.57%	$1,000.00	$1,135.66	0.82%	$4.34
Destinations Large Cap Equity Fund – Class Z	13.76%	1,000.00	1,137.58	0.67%	3.50
Destinations Small-Mid Cap Equity Fund – Class I	40.88%	1,000.00	1,408.80	1.10%	6.57
Destinations Small-Mid Cap Equity Fund – Class Z	41.03%	1,000.00	1,410.26	0.95%	5.62
Destinations International Equity Fund – Class I	13.90%	1,000.00	1,139.01	1.23%	6.52
Destinations International Equity Fund – Class Z	13.92%	1,000.00	1,139.22	1.08%	5.73
Destinations Equity Income Fund – Class I	10.96%	1,000.00	1,109.61	0.91%	4.76
Destinations Equity Income Fund – Class Z	11.19%	1,000.00	1,111.89	0.76%	3.98
Destinations Core Fixed Income Fund – Class I	(0.85)%	1,000.00	991.55	0.78%	3.85
Destinations Core Fixed Income Fund – Class Z	(0.87)%	1,000.00	991.32	0.63%	3.11
Destinations Low Duration Fixed Income Fund – Class I	4.30%	1,000.00	1,043.00	0.95%	4.81
Destinations Low Duration Fixed Income Fund – Class Z	4.38%	1,000.00	1,043.81	0.80%	4.05
Destinations Global Fixed Income Opportunities Fund – Class I	6.24%	1,000.00	1,062.43	1.05%	5.37
Destinations Global Fixed Income Opportunities Fund – Class Z	6.32%	1,000.00	1,063.19	0.90%	4.60
Destinations Municipal Fixed Income Fund – Class I	(0.11)%	1,000.00	998.90	0.75%	3.72
Destinations Municipal Fixed Income Fund – Class Z	(0.04)%	1,000.00	999.61	0.60%	2.97
Destinations Multi Strategy Alternatives Fund – Class I	9.10%	1,000.00	1,091.02	1.43%	7.41
Destinations Multi Strategy Alternatives Fund – Class Z	9.20%	1,000.00	1,091.95	1.28%	6.69

(1)
For the six months ended February 28, 2021.

(2)
Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from expense ratios in the Financial Highlights.

(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days for Class I and Class Z) in the most recent period, then divided by 365 (to reflect the period).

Fund Expenses (Unaudited) (concluded)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Based on Hypothetical Total Return(1)
Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Destinations Large Cap Equity Fund – Class I	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Destinations Large Cap Equity Fund – Class Z	5.00%	1,000.00	1,021.52	0.67%	3.31
Destinations Small-Mid Cap Equity Fund – Class I	5.00%	1,000.00	1,019.34	1.10%	5.51
Destinations Small-Mid Cap Equity Fund – Class Z	5.00%	1,000.00	1,020.13	0.95%	4.71
Destinations International Equity Fund – Class I	5.00%	1,000.00	1,018.70	1.23%	6.16
Destinations International Equity Fund – Class Z	5.00%	1,000.00	1,019.44	1.08%	5.41
Destinations Equity Income Fund – Class I	5.00%	1,000.00	1,020.28	0.91%	4.56
Destinations Equity Income Fund – Class Z	5.00%	1,000.00	1,021.03	0.76%	3.81
Destinations Core Fixed Income Fund – Class I	5.00%	1,000.00	1,020.93	0.78%	3.91
Destinations Core Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.67	0.63%	3.16
Destinations Low Duration Fixed Income Fund – Class I	5.00%	1,000.00	1,020.08	0.95%	4.76
Destinations Low Duration Fixed Income Fund – Class Z	5.00%	1,000.00	1,020.83	0.80%	4.01
Destinations Global Fixed Income Opportunities Fund – Class I	5.00%	1,000.00	1,019.59	1.05%	5.26
Destinations Global Fixed Income Opportunities Fund – Class Z	5.00%	1,000.00	1,020.33	0.90%	4.51
Destinations Municipal Fixed Income Fund – Class I	5.00%	1,000.00	1,021.08	0.75%	3.76
Destinations Municipal Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.82	0.60%	3.01
Destinations Multi Strategy Alternatives Fund – Class I	5.00%	1,000.00	1,017.70	1.43%	7.15
Destinations Multi Strategy Alternatives Fund – Class Z	5.00%	1,000.00	1,018.40	1.28%	6.46

(1)
For the six months ended February 28, 2021.

(2)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from net expense ratios in the Financial Highlights.

(3)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days for Class I and Class Z) in the period, then divided by 365 (to reflect the period).

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 97.4%
BASIC MATERIALS – 2.8%
Chemicals – 1.9%
3,360	Air Products & Chemicals Inc.	$858,883
1,582	Albemarle Corp.	248,706
1,719	Celanese Corp., Class A Shares	238,786
423,046	CF Industries Holdings Inc.	19,155,523
11,278	Dow Inc.	668,898
330,756	DuPont de Nemours Inc.	23,258,762
84,258	Eastman Chemical Co.	9,206,029
3,772	Ecolab Inc.	789,706
1,909	FMC Corp.	194,126
3,779	International Flavors & Fragrances Inc.	512,092
23,148	Linde PLC	5,654,362
3,870	LyondellBasell Industries NV, Class A Shares	398,958
159,079	Mosaic Co.	4,676,923
3,588	PPG Industries Inc.	483,734
33,601	Sherwin-Williams Co.	22,860,105
	Total Chemicals	89,205,593
Forest Products & Paper – 0.2%
192,838	International Paper Co.	9,574,407
Iron/Steel – 0.2%
161,414	Nucor Corp.	9,655,786
Mining – 0.5%
545,700	Freeport-McMoRan Inc.*	18,504,687
137,292	Newmont Corp.	7,465,939
	Total Mining	25,970,626
	TOTAL BASIC MATERIALS	134,406,412
COMMUNICATIONS – 18.0%
Advertising – 0.0%
6,112	Interpublic Group of Cos., Inc.	159,645
3,137	Omnicom Group Inc.	215,606
	Total Advertising	375,251
Internet – 14.3%
4,946	Airbnb Inc., Class A Shares*	1,020,607
97,950	Alibaba Group Holding Ltd., ADR*	23,288,592
36,144	Alphabet Inc., Class A Shares*	73,079,915
19,860	Alphabet Inc., Class C Shares*	40,452,040
56,347	Amazon.com Inc.*	174,277,327
24,877	Booking Holdings Inc.*	57,926,343
2,128	CDW Corp.	333,862
204,307	Chewy Inc., Class A Shares*	20,749,419
21,605	DoorDash Inc., Class A Shares, Private Placement*(a)@	3,478,740
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
4,002	DoorDash Inc., Class A Shares*(b)	$678,299
9,948	eBay Inc.	561,266
42,039	Etsy Inc.*	9,259,931
2,023	Expedia Group Inc.*	325,703
966	F5 Networks Inc.*	183,521
441,349	Facebook Inc., Class A Shares*	113,700,329
70,711	Farfetch Ltd., Class A Shares*	4,658,441
5,559	IAC/InterActiveCorp*	1,361,010
11,600	Kuaishou Technology, Class B Shares*(c)	461,819
196,466	Match Group Inc.*	30,029,828
49,154	Netflix Inc.*	26,486,633
9,259	NortonLifeLock Inc.	180,643
65,559	Proofpoint Inc.*	7,927,394
3,917	Shopify Inc., Class A Shares*	5,017,559
358,283	Snap Inc., Class A Shares*	23,524,862
22,163	Spotify Technology SA*	6,812,463
118,400	Tencent Holdings Ltd.	10,112,874
138,445	Twitter Inc.*	10,668,572
364,537	Uber Technologies Inc.*	18,864,790
47,679	VeriSign Inc.*	9,251,156
6,928	Wix.com Ltd.*	2,414,893
	Total Internet	677,088,831
Media – 1.4%
2,217	Charter Communications Inc., Class A Shares*	1,359,952
517,250	Comcast Corp., Class A Shares	27,269,420
2,403	Discovery Inc., Class A Shares*	127,431
4,740	Discovery Inc., Class C Shares*	213,300
3,866	DISH Network Corp., Class A Shares*	121,818
278,730	Fox Corp., Class A Shares	9,284,496
2,551	Fox Corp., Class B Shares	81,453
6,421	News Corp., Class A Shares	150,572
1,587	News Corp., Class B Shares	36,374
8,473	ViacomCBS Inc., Class B Shares	546,424
17,332	Vimeo Inc., Class A, Private Placement*(a)(d)@	561,730
152,369	Walt Disney Co.*	28,803,836
	Total Media	68,556,806
Telecommunications – 2.3%
804	Arista Networks Inc.*	224,991
455,107	AT&T Inc.	12,692,934
521,921	Cisco Systems Inc.	23,418,595
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
323,911	Corning Inc.	$12,386,357
4,865	Juniper Networks Inc.	113,257
15,499	Lumen Technologies Inc.	190,483
164,097	Motorola Solutions Inc.	28,795,742
8,875	T-Mobile US Inc.*	1,064,734
419,123	Verizon Communications Inc.	23,177,502
254,000	Vodafone Group PLC, ADR	4,363,720
	Total Telecommunications	106,428,315
	TOTAL COMMUNICATIONS	852,449,203
CONSUMER CYCLICAL – 6.8%
Airlines – 0.1%
1,950	Alaska Air Group Inc.*	126,789
9,268	American Airlines Group Inc.*	194,072
9,587	Delta Air Lines Inc.*	459,601
37,579	Southwest Airlines Co.*	2,184,467
4,582	United Airlines Holdings Inc.*	241,380
	Total Airlines	3,206,309
Apparel – 1.3%
5,455	Hanesbrands Inc.	96,499
413,507	NIKE Inc., Class B Shares	55,732,473
1,111	PVH Corp.*	111,056
754	Ralph Lauren Corp., Class A Shares*	88,278
4,338	Tapestry Inc.*	182,803
2,206	Under Armour Inc., Class A Shares*	48,289
3,934	Under Armour Inc., Class C Shares*	71,599
89,529	VF Corp.	7,084,430
	Total Apparel	63,415,427
Auto Manufacturers – 1.0%
58,057	Cummins Inc.	14,700,032
40,772	Ferrari NV	8,047,577
59,261	Ford Motor Co.*	693,354
275,839	General Motors Co.*	14,158,816
5,256	PACCAR Inc.	478,243
11,523	Tesla Inc.*	7,783,786
	Total Auto Manufacturers	45,861,808
Auto Parts & Equipment – 0.1%
32,978	Aptiv PLC*	4,941,424
3,820	BorgWarner Inc.	171,900
	Total Auto Parts & Equipment	5,113,324
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.0%
3,127	Copart Inc.*	$341,343
8,684	Fastenal Co.	402,677
4,380	LKQ Corp.*	172,528
630	Pool Corp.	210,905
667	WW Grainger Inc.	248,598
	Total Distribution/Wholesale	1,376,051
Entertainment – 0.3%
67,998	DraftKings Inc., Class A Shares*	4,183,917
106,834	Live Nation Entertainment Inc.*	9,493,269
54,082	Playtika Holding Corp.*	1,608,940
	Total Entertainment	15,286,126
Home Builders – 0.0%
4,962	DR Horton Inc.	381,429
4,098	Lennar Corp., Class A Shares	340,011
55	NVR Inc.*	247,546
4,190	PulteGroup Inc.	189,011
	Total Home Builders	1,157,997
Home Furnishings – 0.2%
72,744	Dolby Laboratories Inc., Class A Shares	7,101,997
2,075	Leggett & Platt Inc.	89,785
978	Whirlpool Corp.	185,898
	Total Home Furnishings	7,377,680
Housewares – 0.0%
5,909	Newell Brands Inc.	136,912
Leisure Time – 0.0%
10,905	Carnival Corp.*	291,709
4,932	Norwegian Cruise Line Holdings Ltd.*	145,790
2,910	Royal Caribbean Cruises Ltd.*	271,416
	Total Leisure Time	708,915
Lodging – 0.7%
4,189	Hilton Worldwide Holdings Inc.*	518,095
382,395	Las Vegas Sands Corp.*	23,937,927
4,029	Marriott International Inc., Class A Shares*	596,574
6,405	MGM Resorts International	242,045
76,093	Wynn Resorts Ltd.*	10,023,731
	Total Lodging	35,318,372
Retail – 3.1%
1,059	Advance Auto Parts Inc.	169,810
350	AutoZone Inc.*	405,972
3,468	Best Buy Co., Inc.	348,014
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
2,423	CarMax Inc.*	$289,572
17,533	Carvana Co., Class A Shares*	4,970,606
5,227	Chipotle Mexican Grill Inc., Class A Shares*	7,537,334
103,186	Costco Wholesale Corp.	34,154,566
1,919	Darden Restaurants Inc.	263,536
3,720	Dollar General Corp.	703,043
203,389	Dollar Tree Inc.*	19,972,800
25,013	Domino’s Pizza Inc.	8,667,255
3,217	Gap Inc.*	80,264
2,121	Genuine Parts Co.	223,447
16,358	Home Depot Inc.	4,225,926
16,600	JD Health International Inc.*(c)	303,474
3,652	L Brands Inc.*	199,618
138,034	Lowe’s Cos., Inc.	22,050,931
22,964	Lululemon Athletica Inc.*	7,157,420
11,315	McDonald’s Corp.	2,332,474
1,097	O’Reilly Automotive Inc.*	490,721
110,762	Ross Stores Inc.*	12,919,280
17,837	Starbucks Corp.	1,926,931
7,609	Target Corp.	1,395,795
18,242	TJX Cos., Inc.	1,203,790
1,723	Tractor Supply Co.	273,888
831	Ulta Beauty Inc.*	267,856
10,906	Walgreens Boots Alliance Inc.	522,725
21,068	Walmart Inc.	2,737,155
91,041	Yum! Brands Inc.	9,425,475
	Total Retail	145,219,678
Textiles – 0.0%
935	Mohawk Industries Inc.*	163,616
Toys/Games/Hobbies – 0.0%
1,994	Hasbro Inc.	186,858
	TOTAL CONSUMER CYCLICAL	324,529,073
CONSUMER NON-CYCLICAL – 24.6%
Agriculture – 1.2%
236,308	Altria Group Inc.	10,303,029
421,726	Archer-Daniels-Midland Co.	23,861,257
265,371	Philip Morris International Inc.	22,296,471
	Total Agriculture	56,460,757
Beverages – 0.7%
122,362	Brown-Forman Corp., Class B Shares	8,758,672
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
58,720	Coca-Cola Co.	$2,876,693
2,573	Constellation Brands Inc., Class A Shares	550,982
207,904	Molson Coors Beverage Co., Class B Shares*	9,241,333
5,616	Monster Beverage Corp.*	492,748
93,701	PepsiCo Inc.	12,105,232
	Total Beverages	34,025,660
Biotechnology – 3.4%
3,326	Alexion Pharmaceuticals Inc.*	508,046
48,185	Amgen Inc.	10,837,770
7,864	Argenx SE, ADR*	2,600,468
51,653	Biogen Inc.*	14,095,071
216,636	BioMarin Pharmaceutical Inc.*	16,774,125
337	Bio-Rad Laboratories Inc., Class A Shares*	196,976
11,317	Corteva Inc.	510,963
216,242	Exact Sciences Corp.*	29,434,861
160,372	Gilead Sciences Inc.	9,846,841
90,748	Illumina Inc.*	39,875,579
157,873	Incyte Corp.*	12,418,290
1,595	Regeneron Pharmaceuticals Inc.*	718,659
27,478	United Therapeutics Corp.*	4,593,772
82,685	Vertex Pharmaceuticals Inc.*	17,574,697
	Total Biotechnology	159,986,118
Commercial Services – 4.2%
6,351	Affirm Holdings Inc., Class A Shares*(b)	591,024
6,517	Automatic Data Processing Inc.	1,134,088
26,500	Avalara Inc.*	4,158,910
22,655	Cintas Corp.	7,347,923
14,581	CoStar Group Inc.*	12,011,245
61,703	Equifax Inc.	9,988,482
1,250	FleetCor Technologies Inc.*	346,637
1,397	Gartner Inc.*	250,119
61,214	Global Payments Inc.	12,119,760
5,658	IHS Markit Ltd.	510,125
17,061	MarketAxess Holdings Inc.	9,484,892
2,456	Moody’s Corp.	675,130
118,089	New Oriental Education & Technology Group Inc., ADR*	20,974,968
5,586	Nielsen Holdings PLC	125,182
237,429	PayPal Holdings Inc.*	61,695,926
116,700	Quanta Services Inc.	9,785,295
1,778	Robert Half International Inc.	138,311
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
3,462	Rollins Inc.	$114,835
50,349	S&P Global Inc.	16,582,947
86,367	Square Inc., Class A Shares*	19,867,001
45,584	StoneCo Ltd., Class A Shares*	3,911,563
49,773	TransUnion	4,191,384
1,070	United Rentals Inc.*	318,197
2,470	Verisk Analytics Inc., Class A Shares	404,709
	Total Commercial Services	196,728,653
Cosmetics/Personal Care – 0.6%
13,035	Colgate-Palmolive Co.	980,232
78,321	Estee Lauder Cos., Inc., Class A Shares	22,388,841
37,718	Procter & Gamble Co.	4,659,305
	Total Cosmetics/Personal Care	28,028,378
Food – 1.1%
3,162	Campbell Soup Co.	143,808
556,807	Conagra Brands Inc.	18,892,462
9,290	General Mills Inc.	511,043
2,209	Hershey Co.	321,741
4,384	Hormel Foods Corp.	203,286
1,784	JM Smucker Co.	199,808
3,971	Kellogg Co.	229,166
9,686	Kraft Heinz Co.	352,377
11,644	Kroger Co.	375,053
2,291	Lamb Weston Holdings Inc.	182,753
3,738	McCormick & Co., Inc.	315,039
567,218	Mondelez International Inc., Class A Shares	30,153,309
7,740	Sysco Corp.	616,336
4,373	Tyson Foods Inc., Class A Shares	295,921
	Total Food	52,792,102
Healthcare-Products – 5.2%
81,631	Abbott Laboratories	9,777,761
108,411	ABIOMED Inc.*	35,184,790
124,159	Alcon Inc.*	8,492,476
57,968	Align Technology Inc.*	32,874,232
108,664	Avantor Inc.*	3,028,466
7,748	Baxter International Inc.	601,942
21,736	Boston Scientific Corp.*	842,922
726	Cooper Cos., Inc.	280,330
56,899	Danaher Corp.	12,499,003
3,419	DENTSPLY SIRONA Inc.	181,446
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
399,676	Edwards Lifesciences Corp.*	$33,213,076
3,833	Hologic Inc.*	276,321
61,011	IDEXX Laboratories Inc.*	31,736,092
20,258	Intuitive Surgical Inc.*	14,926,094
239,350	Medtronic PLC	27,996,770
1,750	PerkinElmer Inc.	220,657
2,200	ResMed Inc.	424,116
1,262	STERIS PLC	220,598
58,743	Stryker Corp.	14,256,339
692	Teleflex Inc.	275,499
6,026	Thermo Fisher Scientific Inc.	2,712,182
53,237	Varian Medical Systems Inc.*	9,330,849
1,108	West Pharmaceutical Services Inc.	310,960
46,315	Zimmer Biomet Holdings Inc.	7,552,124
	Total Healthcare-Products	247,215,045
Healthcare-Services – 2.5%
26,704	Anthem Inc.	8,096,386
2,447	Catalent Inc.*	278,248
159,579	Centene Corp.*	9,341,755
91,122	DaVita Inc.*	9,306,290
88,898	HCA Healthcare Inc.*	15,293,123
35,630	Humana Inc.	13,526,929
2,915	IQVIA Holdings Inc.*	561,983
28,851	Laboratory Corp. of America Holdings*	6,921,643
1,988	Quest Diagnostics Inc.	229,793
158,532	UnitedHealth Group Inc.	52,667,501
1,216	Universal Health Services Inc., Class B Shares*	152,401
	Total Healthcare-Services	116,376,052
Household Products/Wares – 0.0%
1,302	Avery Dennison Corp.	228,123
3,711	Church & Dwight Co., Inc.	292,241
1,895	Clorox Co.	343,090
5,165	Kimberly-Clark Corp.	662,824
	Total Household Products/Wares	1,526,278
Pharmaceuticals – 5.7%
99,893	AbbVie Inc.	10,762,472
2,298	AmerisourceBergen Corp., Class A Shares	232,604
102,768	AstraZeneca PLC, ADR(b)	4,971,916
54,921	Becton Dickinson & Co.	13,244,199
504,510	Bristol-Myers Squibb Co.	30,941,598
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
374,991	Cardinal Health Inc.	$19,319,536
154,020	Cigna Corp.	32,328,798
357,382	CVS Health Corp.	24,348,436
1,461	DexCom Inc.*	581,157
253,049	Elanco Animal Health Inc.*	8,315,190
190,772	Eli Lilly & Co.	39,087,275
2,232	Henry Schein Inc.*	138,049
162,541	Johnson & Johnson	25,756,247
27,034	McKesson Corp.	4,582,804
297,150	Merck & Co., Inc.	21,579,033
2,134	Perrigo Co. PLC	86,128
84,464	Pfizer Inc.	2,828,699
148,104	Sarepta Therapeutics Inc.*	12,893,934
1,236,188	Viatris Inc.*	18,357,392
7,229	Zoetis Inc., Class A Shares	1,122,230
	Total Pharmaceuticals	271,477,697
	TOTAL CONSUMER NON-CYCLICAL	1,164,616,740
ENERGY – 2.5%
Energy-Alternate Sources – 0.2%
1,903	Enphase Energy Inc.*	335,042
143,944	NextEra Energy Partners LP	10,456,092
	Total Energy-Alternate Sources	10,791,134
Oil & Gas – 2.3%
5,677	Apache Corp.	112,007
6,235	Cabot Oil & Gas Corp.	115,410
29,288	Chevron Corp.	2,928,800
687,603	ConocoPhillips	35,762,232
9,259	Devon Energy Corp.	199,439
2,470	Diamondback Energy Inc.	171,122
8,867	EOG Resources Inc.	572,454
274,931	EQT Corp.*	4,891,022
286,083	Exxon Mobil Corp.	15,554,333
208,457	Hess Corp.	13,660,187
2,369	HollyFrontier Corp.	89,738
12,461	Marathon Oil Corp.	138,317
409,256	Marathon Petroleum Corp.	22,353,563
12,380	Occidental Petroleum Corp.	329,432
6,627	Phillips 66	550,372
3,162	Pioneer Natural Resources Co.	469,778
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
79,496	Valero Energy Corp.	$6,119,602
	Total Oil & Gas	104,017,808
Oil & Gas Services – 0.0%
10,717	Baker Hughes Co., Class A Shares	262,352
13,107	Halliburton Co.	286,126
6,084	NOV Inc.*	91,868
21,055	Schlumberger NV	587,645
	Total Oil & Gas Services	1,227,991
Pipelines – 0.0%
29,487	Kinder Morgan Inc.	433,459
6,593	ONEOK Inc.	292,004
18,300	Williams Cos., Inc.	417,972
	Total Pipelines	1,143,435
	TOTAL ENERGY	117,180,368
FINANCIAL – 13.2%
Banks – 3.6%
552,277	Bank of America Corp.	19,169,535
12,349	Bank of New York Mellon Corp.	520,634
31,637	Citigroup Inc.	2,084,246
6,318	Citizens Financial Group Inc.	274,454
2,176	Comerica Inc.	148,186
10,687	Fifth Third Bancorp	370,732
2,629	First Republic Bank	433,128
79,836	Goldman Sachs Group Inc.	25,506,005
16,012	Huntington Bancshares Inc.	245,624
327,834	JPMorgan Chase & Co.	48,247,330
14,540	KeyCorp	292,836
1,909	M&T Bank Corp.	288,144
340,213	Morgan Stanley	26,152,173
3,110	Northern Trust Corp.	295,854
6,455	PNC Financial Services Group Inc.	1,086,764
14,250	Regions Financial Corp.	293,978
5,331	State Street Corp.	387,937
776	SVB Financial Group*	392,159
613,392	Truist Financial Corp.	34,938,808
20,883	US Bancorp	1,044,150
279,868	Wells Fargo & Co.	10,122,826
2,566	Zions Bancorp N.A.	136,434
	Total Banks	172,431,937
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – 4.6%
54,088	Afterpay Ltd.*	$4,974,508
269,647	Ally Financial Inc.	11,190,350
9,909	American Express Co.	1,340,291
50,113	Ameriprise Financial Inc.	11,087,000
282,464	Ant International Co., Ltd., Class C Shares, Private Placement*(a)(d)@	2,279,484
2,158	BlackRock Inc., Class A Shares	1,498,731
188,457	Capital One Financial Corp.	22,650,647
1,693	Cboe Global Markets Inc.	167,539
138,865	Charles Schwab Corp.	8,570,748
5,457	CME Group Inc., Class A Shares	1,089,763
252,418	Discover Financial Services	23,744,961
4,262	Franklin Resources Inc.	111,537
8,533	Intercontinental Exchange Inc.	941,275
5,895	Invesco Ltd.	132,166
72,258	LPL Financial Holdings Inc.	9,504,817
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(a)(d)@	43,625
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(a)(d)@	834,875
87,229	Mastercard Inc., Class A Shares	30,865,982
1,794	Nasdaq Inc.	248,092
1,905	Raymond James Financial Inc.	222,390
118,586	Social Finance Inc., Private Placement*(a)@	3,618,074
8,085	Synchrony Financial	312,728
3,448	T Rowe Price Group Inc.	559,059
34,622	Tradeweb Markets Inc., Class A Shares	2,520,135
368,123	Visa Inc., Class A Shares	78,185,644
6,438	Western Union Co.	149,490
69,456	XP Inc., Class A Shares*	3,065,788
	Total Diversified Financial Services	219,909,699
Equity Real Estate Investment Trusts (REITs) – 1.1%
1,845	Alexandria Real Estate Equities Inc.	294,628
6,745	American Tower Corp.	1,457,797
2,090	AvalonBay Communities Inc.	367,317
2,214	Boston Properties Inc.	219,474
6,547	Crown Castle International Corp.	1,019,695
4,255	Digital Realty Trust Inc.	573,276
5,815	Duke Realty Corp.	228,239
1,354	Equinix Inc.	877,852
326,317	Equity Residential	21,344,395
1,020	Essex Property Trust Inc.	259,886
2,021	Extra Space Storage Inc.	254,040
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,076	Federal Realty Investment Trust	$108,859
7,923	Healthpeak Properties Inc.	230,480
11,059	Host Hotels & Resorts Inc.*	183,469
4,506	Iron Mountain Inc.	156,764
6,780	Kimco Realty Corp.	124,277
1,787	Mid-America Apartment Communities Inc.	240,763
11,228	Prologis Inc.	1,112,358
2,307	Public Storage	539,700
5,233	Realty Income Corp.	315,341
2,471	Regency Centers Corp.	135,361
1,681	SBA Communications Corp., Class A Shares	428,874
4,949	Simon Property Group Inc.	558,841
1,147	SL Green Realty Corp.	79,223
4,625	UDR Inc.	190,411
5,540	Ventas Inc.	293,066
2,462	Vornado Realty Trust	105,718
6,286	Welltower Inc.	426,819
542,048	Weyerhaeuser Co.	18,359,166
	Total Equity Real Estate Investment Trusts (REITs)	50,486,089
Insurance – 3.9%
9,867	Aflac Inc.	472,531
187,469	Allstate Corp.	19,984,195
567,472	American International Group Inc.	24,940,394
3,470	Aon PLC, Class A Shares	790,154
2,884	Arthur J Gallagher & Co.	345,503
143,806	Assurant Inc.	17,719,775
126,179	Berkshire Hathaway Inc., Class B Shares*	30,347,311
175,850	Chubb Ltd.	28,589,693
2,342	Cincinnati Financial Corp.	229,212
133,410	Essent Group Ltd.	5,500,494
625	Everest Re Group Ltd.	151,131
1,504	Globe Life Inc.	140,474
5,309	Hartford Financial Services Group Inc.	269,113
2,841	Lincoln National Corp.	161,568
3,655	Loews Corp.	174,746
7,697	Marsh & McLennan Cos., Inc.	886,848
409,073	MetLife Inc.	23,562,605
3,994	Principal Financial Group Inc.	225,981
8,898	Progressive Corp.	764,783
5,974	Prudential Financial Inc.	518,065
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
47,393	Reinsurance Group of America Inc.	$5,792,846
3,832	Travelers Cos., Inc.	557,556
3,206	Unum Group	84,895
336,571	Voya Financial Inc.	20,288,500
1,943	Willis Towers Watson PLC	428,704
2,197	WR Berkley Corp.	152,318
	Total Insurance	183,079,395
Real Estate – 0.0%
5,008	CBRE Group Inc., Class A Shares*	379,456
Savings & Loans – 0.0%
6,185	People’s United Financial Inc.	110,959
	TOTAL FINANCIAL	626,397,535
INDUSTRIAL – 8.1%
Aerospace/Defense – 2.3%
23,973	Airbus SE*	2,774,046
41,621	Boeing Co.*	8,824,068
58,907	General Dynamics Corp.	9,629,527
6,104	Howmet Aerospace Inc.*	171,583
45,998	L3Harris Technologies Inc.	8,367,496
30,796	Lockheed Martin Corp.	10,170,379
113,871	Northrop Grumman Corp.	33,211,616
295,712	Raytheon Technologies Corp.	21,288,307
22,861	Teledyne Technologies Inc.*	8,481,431
827	TransDigm Group Inc.*	476,906
	Total Aerospace/Defense	103,395,359
Building Materials – 0.6%
260,851	Carrier Global Corp.	9,528,887
2,172	Fortune Brands Home & Security Inc.	180,580
10,990	Johnson Controls International PLC	613,132
927	Martin Marietta Materials Inc.	312,279
4,086	Masco Corp.	217,457
87,260	Vulcan Materials Co.	14,571,547
	Total Building Materials	25,423,882
Electrical Components & Equipment – 0.1%
3,480	AMETEK Inc.	410,536
9,107	Emerson Electric Co.	782,291
8,400	Generac Holdings Inc.*	2,768,304
	Total Electrical Components & Equipment	3,961,131
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – 1.2%
4,658	Agilent Technologies Inc.	$568,602
1,439	Allegion PLC	156,534
4,541	Amphenol Corp., Class A Shares	570,713
165,436	FLIR Systems Inc.	8,834,282
5,062	Fortive Corp.	333,181
2,212	Garmin Ltd.	274,332
107,269	Honeywell International Inc.	21,705,882
54,660	Hubbell Inc., Class B Shares	9,702,697
2,799	Keysight Technologies Inc.*	396,114
360	Mettler-Toledo International Inc.*	401,778
31,120	Roper Technologies Inc.	11,751,534
5,024	TE Connectivity Ltd.	653,271
3,799	Trimble Inc.*	281,658
2,109	Vontier Corp.*	66,223
915	Waters Corp.*	250,600
	Total Electronics	55,947,401
Engineering & Construction – 0.0%
2,029	Jacobs Engineering Group Inc.	233,497
Environmental Control – 0.0%
2,603	Pentair PLC	145,586
3,126	Republic Services Inc., Class A Shares	278,495
5,911	Waste Management Inc.	655,471
	Total Environmental Control	1,079,552
Hand/Machine Tools – 0.0%
846	Snap-on Inc.	171,831
2,421	Stanley Black & Decker Inc.	423,288
	Total Hand/Machine Tools	595,119
Machinery-Construction & Mining – 0.5%
119,947	Caterpillar Inc.	25,894,158
Machinery-Diversified – 0.3%
4,766	Deere & Co.	1,663,906
2,137	Dover Corp.	263,407
2,046	Flowserve Corp.	75,702
1,113	IDEX Corp.	217,224
235,945	Ingersoll Rand Inc.*	10,933,691
6,145	Otis Worldwide Corp.	391,498
1,760	Rockwell Automation Inc.	428,173
2,796	Westinghouse Air Brake Technologies Corp.	202,514
2,680	Xylem Inc.	266,821
	Total Machinery-Diversified	14,442,936
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Miscellaneous Manufacturers – 1.6%
8,759	3M Co.	$1,533,351
155,199	AO Smith Corp.	9,214,165
171,699	Eaton Corp. PLC	22,353,493
133,111	General Electric Co.	1,669,212
4,373	Illinois Tool Works Inc.	884,133
10,612	Parker-Hannifin Corp.	3,045,220
186,032	Textron Inc.	9,364,851
190,176	Trane Technologies PLC	29,142,570
	Total Miscellaneous Manufacturers	77,206,995
Packaging & Containers – 0.0%
23,336	Amcor PLC	255,296
4,951	Ball Corp.	422,766
1,482	Packaging Corp. of America	195,654
2,425	Sealed Air Corp.	101,608
4,107	WestRock Co.	179,024
	Total Packaging & Containers	1,154,348
Shipbuilding – 0.2%
51,310	Huntington Ingalls Industries Inc.	9,025,942
Transportation – 1.3%
2,126	CH Robinson Worldwide Inc.	193,147
11,620	CSX Corp.	1,063,811
2,645	Expeditors International of Washington Inc.	242,917
102,188	FedEx Corp.	26,006,846
1,306	JB Hunt Transport Services Inc.	191,812
1,395	Kansas City Southern	296,214
14,536	Norfolk Southern Corp.	3,663,944
1,432	Old Dominion Freight Line Inc.	307,551
88,213	Union Pacific Corp.	18,168,349
67,293	United Parcel Service Inc., Class B Shares	10,620,854
	Total Transportation	60,755,445
	TOTAL INDUSTRIAL	379,115,765
TECHNOLOGY – 19.6%
Computers – 2.7%
9,636	Accenture PLC, Class A Shares	2,417,672
674,301	Apple Inc.	81,765,739
410,923	Cognizant Technology Solutions Corp., Class A Shares	30,194,622
8,491	Crowdstrike Holdings Inc., Class A Shares*	1,834,056
3,983	DXC Technology Co.*	100,451
2,007	Fortinet Inc.*	338,882
19,003	Hewlett Packard Enterprise Co.	276,684
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
20,885	HP Inc.	$605,038
13,532	International Business Machines Corp.	1,609,361
90,405	Leidos Holdings Inc.	7,996,322
3,495	NetApp Inc.	218,787
3,495	Seagate Technology PLC	255,939
4,474	Western Digital Corp.*	306,603
	Total Computers	127,920,156
Office/Business Equipment – 0.2%
2,435	Xerox Holdings Corp.	62,044
20,845	Zebra Technologies Corp., Class A Shares*	10,410,618
	Total Office/Business Equipment	10,472,662
Semiconductors – 4.9%
228,914	Advanced Micro Devices Inc.*	19,345,522
5,625	Analog Devices Inc.	876,488
349,359	Applied Materials Inc.	41,290,740
25,709	ASML Holding NV, Class NY Registered Shares, ADR	14,579,317
57,851	Broadcom Inc.	27,182,449
62,265	Intel Corp.	3,784,467
560	IPG Photonics Corp.*	127,316
2,353	KLA Corp.	732,324
2,191	Lam Research Corp.	1,242,713
4,029	Maxim Integrated Products Inc.*	375,382
33,949	Microchip Technology Inc.	5,181,636
157,119	Micron Technology Inc.*	14,381,102
644	Monolithic Power Systems Inc.	241,191
99,219	NVIDIA Corp.	54,429,559
24,301	NXP Semiconductors NV	4,436,148
53,479	Qorvo Inc.*	9,344,386
146,339	QUALCOMM Inc.	19,929,908
2,507	Skyworks Solutions Inc.	445,795
68,094	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,575,758
2,488	Teradyne Inc.	319,982
13,964	Texas Instruments Inc.	2,405,578
3,731	Xilinx Inc.*	486,149
	Total Semiconductors	229,713,910
Software – 11.8%
307,589	Activision Blizzard Inc.	29,408,584
93,050	Adobe Inc.*	42,772,294
2,402	Akamai Technologies Inc.*	226,989
1,305	ANSYS Inc.*	444,992
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
33,187	Autodesk Inc.*	$9,159,612
54,382	Black Knight Inc.*	4,170,556
62,594	Broadridge Financial Solutions Inc.	8,919,019
4,252	Cadence Design Systems Inc.*	599,915
4,603	Cerner Corp.	318,251
1,925	Citrix Systems Inc.	257,142
28,144	Clarivate PLC*	640,276
616,691	Cloudera Inc.*	9,953,393
5,894	Coupa Software Inc.*	2,040,856
40,963	Datadog Inc., Class A Shares*	3,908,280
45,724	DocuSign Inc., Class A Shares*	10,363,802
4,408	Electronic Arts Inc.	590,540
2,896	Epic Games Inc., Private Placement*(a)(d)@	1,665,200
171,036	Fidelity National Information Services Inc.	23,602,968
119,141	Fiserv Inc.*	13,745,297
154,532	Intuit Inc.	60,289,115
1,194	Jack Henry & Associates Inc.	177,237
489,288	Microsoft Corp.	113,700,745
74,924	MSCI Inc., Class A Shares	31,057,497
338,314	Oracle Corp.	21,824,636
4,843	Paychex Inc.	441,052
8,569	Paycom Software Inc.*	3,206,863
238,654	salesforce.com Inc.*	51,668,591
89,258	Sea Ltd., ADR*	21,037,218
95,740	ServiceNow Inc.*	51,073,460
19,678	Slack Technologies Inc., Class A Shares*	805,421
3,920	Snowflake Inc., Class A Shares*	1,017,397
1,424	Snowflake Inc., Class B Lock-up Shares, Private Placement*(a)@	351,106
474	Snowflake Inc., Class B Shares, Private Placement*(a)@	123,022
223,439	Splunk Inc.*	31,954,011
20,012	Stripe Inc., Class B Shares, Private Placement*(a)(d)@	313,988
2,328	Synopsys Inc.*	570,849
1,727	Take-Two Interactive Software Inc.*	318,562
596	Tyler Technologies Inc.*	276,198
9,295	UiPath Inc., Class A Shares, Private Placement*(a)(d)@	578,853
13,033	Workday Inc., Class A Shares*	3,195,431
10,400	Zoom Video Communications Inc., Class A Shares*	3,885,544
	Total Software	560,654,762
	TOTAL TECHNOLOGY	928,761,490
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – 1.8%
Electric – 1.8%
402,674	AES Corp.	$10,695,022
3,915	Alliant Energy Corp.	180,716
3,662	Ameren Corp.	257,329
7,525	American Electric Power Co., Inc.	563,246
8,527	CenterPoint Energy Inc.	165,765
140,121	Clearway Energy Inc., Class C Shares	3,847,723
4,464	CMS Energy Corp.	241,547
5,134	Consolidated Edison Inc.	337,047
12,391	Dominion Energy Inc.	846,553
2,900	DTE Energy Co.	341,388
11,174	Duke Energy Corp.	956,383
356,359	Edison International	19,239,822
2,972	Entergy Corp.	257,999
3,544	Evergy Inc.	190,065
5,194	Eversource Energy	412,819
519,417	Exelon Corp.	20,049,496
8,484	FirstEnergy Corp.	281,160
29,795	NextEra Energy Inc.	2,189,337
3,813	NRG Energy Inc.	139,213
1,759	Pinnacle West Capital Corp.	123,007
710,186	PPL Corp.	18,599,771
7,651	Public Service Enterprise Group Inc.	411,853
4,374	Sempra Energy	507,297
16,049	Southern Co.	910,299
4,766	WEC Energy Group Inc.	384,330
7,973	Xcel Energy Inc.	467,138
	Total Electric	82,596,325
Gas – 0.0%
1,967	Atmos Energy Corp.	166,428
5,965	NiSource Inc.	128,844
	Total Gas	295,272
Water – 0.0%
2,741	American Water Works Co., Inc.	388,893
	TOTAL UTILITIES	83,280,490
	TOTAL COMMON STOCKS (Cost – $3,099,346,000)	4,610,737,076
PREFERRED STOCKS – 0.8%
CONSUMER CYCLICAL – 0.6%
Auto Manufacturers – 0.6%
48,210	Aurora Innovation Inc., Series B, Private Placement*(a)(d)@	947,653
213,270	Rivian Automotive Inc., Series D, Private Placement*(a)(d)@	7,858,999
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – (continued)
348,850	Rivian Automotive Inc., Series E, Private Placement*(a)(d)@	$12,855,122
66,431	Rivian Automotive Inc., Series F, Private Placement*(a)(d)@	2,447,982
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(a)(d)@	878,780
9,549	Waymo LLC, Series A2, Private Placement*(a)(d)@	819,946
	Total Auto Manufacturers	25,808,482
	TOTAL CONSUMER CYCLICAL	25,808,482
FINANCIAL – 0.1%
Diversified Financial Services – 0.1%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(a)(d)@	127,500
13,638	Maplebear Inc. d/b/a Instacart, Series G*(a)(d)@	1,704,750
2,066	Maplebear Inc. d/b/a Instacart, Series I*(a)(d)@	258,250
	Total Diversified Financial Services	2,090,500
	TOTAL FINANCIAL	2,090,500
INDUSTRIAL – 0.0%
Electrical Components & Equipment – 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(a)(d)@	1,275,340
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(a)(d)@	1,050,443
	Total Electrical Components & Equipment	2,325,783
Machinery – 0.0%
72,056	Nuro Inc., Series C, Private Placement*(a)(d)@	940,662
	TOTAL INDUSTRIAL	3,266,445
TECHNOLOGY – 0.1%
Software – 0.1%
15,057	Magic Leap Inc., Series D, Private Placement*(a)(d)@	40,654
20,620	Rappi Inc., Series E, Private Placement*(a)(d)@	1,231,963
51,900	UiPath Inc., Series D1, Private Placement*(a)(d)@	3,232,112
8,715	UiPath Inc., Series D2, Private Placement*(a)(d)@	542,733
1,878	UiPath Inc., Series E, Private Placement*(a)(d)@	116,954
14,257	UiPath Inc., Series F, Private Placement*(a)(d)@	887,866
	Total Software	6,052,282
	TOTAL TECHNOLOGY	6,052,282
	TOTAL PREFERRED STOCKS (Cost – $19,494,394)	37,217,709
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $3,118,840,394)	4,647,954,785
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.8%
TIME DEPOSITS – 1.8%
$13,123,103	ANZ National Bank – London, 0.000% due 3/1/21	$13,123,103
42,833,888	Barclays Bank PLC – London, 0.000% due 3/1/21	42,833,888
569,596EUR	BNP Paribas SA – Paris, (0.710)% due 3/1/21	687,217
4GBP	Brown Brothers Harriman – Grand Cayman, 0.000% due 3/1/21	6
28,975,854	Skandinaviska Enskilda Banken AB – Stockholm, 0.000% due 3/1/21	28,975,854
	TOTAL TIME DEPOSITS (Cost – $85,620,068)	85,620,068
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.1%
MONEY MARKET FUND – 0.1%
4,160,982	Federated Government Obligations Fund, Premier Class, 0.000%(e) (Cost – $4,160,982)	$4,160,982
	TOTAL INVESTMENTS – 100.1% (Cost – $3,208,621,444)	4,737,735,835
	Liabilities in Excess of Other Assets – (0.1)%	(5,154,292)
	TOTAL NET ASSETS – 100.0%	$4,732,581,543

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2021, amounts to $51,066,406 and represents 1.08% of net assets.

(b)
All or a portion of this security is on loan (See Note 5).

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $765,293 and represents 0.02% of net assets.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(e)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$2,279,484	0.04%
Aurora Innovation Inc., Series B, Private Placement	3/1/2019	445,475	947,653	0.02%
DoorDash Inc.,Class A Shares, Private Placement	11/12/2019	877,958	3,478,740	0.07%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	1,665,200	0.04%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	1,275,340	0.03%
GM Cruise Holdings LLC, Class G Shares, Private Placement	01/21/2021	1,050,443	1,050,443	0.02%
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	40,654	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	43,625	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	834,875	0.02%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	127,500	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	1,704,750	0.04%
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	258,250	258,250	0.01%
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	940,662	0.02%
Rappi Inc., Series E, Private Placement	9/8/2020	1,231,963	1,231,963	0.03%
Rivian Automotive Inc., Series D, Private Placement	12/23/2019	2,291,373	7,858,999	0.17%
Rivian Automotive Inc., Series E, Private Placement	7/10/2020	5,403,687	12,855,122	0.27%
Rivian Automotive Inc., Series F, Private Placement	1/19/2021	2,447,982	2,447,982	0.05%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	878,780	0.02%
Snowflake Inc., Class B Lock-up Shares, Private Placement	3/17/2020	73,617	351,106	0.01%
Snowflake Inc., Class B Shares, Private Placement	3/17/2020	18,385	123,022	0.00%*
Social Finance Inc., Private Placement	12/30/2020	2,185,540	3,618,074	0.07%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	313,988	0.01%
UiPath Inc., Class A Shares, Private Placement	12/11/2020	270,413	578,853	0.01%
UiPath Inc., Series D1, Private Placement	4/26/2019	680,784	3,232,112	0.07%
UiPath Inc., Series D2, Private Placement	4/26/2019	114,317	542,733	0.01%
UiPath Inc., Series E, Private Placement	7/9/2020	34,919	116,954	0.00%*
UiPath Inc., Series F, Private Placement	2/2/2021	887,866	887,866	0.02%
Vimeo Inc., Class A, Private Placement	1/25/2021	561,730	561,730	0.01%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	819,946	0.02%
Total			$51,066,406	1.08%

*
Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

LLC
 —    Limited Liability Company

LP
 —    Limited Partnership

PLC
 —    Public Limited Company

Summary of Investments by Security Sector^ (Unaudited)
Consumer Non-cyclical	24.6%
Technology	19.7
Communications	18.0
Financial	13.2
Industrial	8.1
Consumer Cyclical	7.4
Basic Materials	2.8
Energy	2.5
Utilities	1.8
Short-Term Investments	1.8
Money Market Fund	0.1
100.0%

^ As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Large Cap Equity Fund (concluded)

At February 28, 2021, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index March Futures	32	3/21	$5,919,240	$6,094,800	$175,560
At February 28, 2021, Destinations Large Cap Equity Fund had deposited cash of  $356,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
EUR
 —    Euro

GBP
 —    British Pound

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 94.4%
BASIC MATERIALS – 5.9%
Chemicals – 5.0%
25,900	Air Products & Chemicals Inc.	$6,620,558
102,300	Ashland Global Holdings Inc.	8,605,476
36,665	Cabot Corp.	1,805,018
45,500	Celanese Corp., Class A Shares	6,320,405
71,400	FMC Corp.	7,260,666
24,968	Ingevity Corp.*	1,734,777
21,194	Innospec Inc.	2,128,937
59,500	International Flavors & Fragrances Inc.	8,062,845
61,527	Olin Corp.	1,903,645
48,100	PPG Industries Inc.	6,484,842
22,600	Rogers Corp.*	4,101,448
35,435	Tronox Holdings PLC, Class A Shares	649,878
109,910	Valvoline Inc.	2,743,354
56,440	WR Grace & Co.	3,344,634
	Total Chemicals	61,766,483
Iron/Steel – 0.0%
37,832	Cleveland-Cliffs Inc.*	504,679
Mining – 0.9%
207,600	Freeport-McMoRan Inc.*	7,039,716
155,209	Livent Corp.*	2,889,992
17,638	MP Materials Corp.*	741,325
	Total Mining	10,671,033
	TOTAL BASIC MATERIALS	72,942,195
COMMUNICATIONS – 6.7%
Internet – 3.0%
187,270	CarParts.com Inc.*	3,320,297
282,871	ChannelAdvisor Corp.*	6,392,885
24,764	Cogent Communications Holdings Inc.	1,482,125
83,987	fuboTV Inc.*(a)	2,964,741
138,904	HyreCar Inc.*	1,429,322
68,023	Liquidity Services Inc.*	1,061,839
197,872	Magnite Inc.*	9,670,005
86,974	Open Lending Corp., Class A Shares*	3,325,886
32,691	Overstock.com Inc.*	2,195,854
214,435	Perion Network Ltd.*	4,256,535
3,660	Q2 Holdings Inc.*	446,081
2,566	Roku Inc., Class A Shares*	1,014,802
	Total Internet	37,560,372
Media – 0.3%
208,756	TEGNA Inc.	3,805,622
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – 3.4%
34,953	Aviat Networks Inc.*	$2,143,667
215,391	Calix Inc.*	8,510,098
124,901	Cambium Networks Corp.*	5,282,063
307,829	Harmonic Inc.*	2,384,136
74,900	Motorola Solutions Inc.	13,143,452
127,611	Rackspace Technology Inc.*	2,682,383
225,552	Sierra Wireless Inc.*	3,793,785
266,093	Viavi Solutions Inc.*	4,306,715
	Total Telecommunications	42,246,299
	TOTAL COMMUNICATIONS	83,612,293
CONSUMER CYCLICAL – 13.7%
Airlines – 0.6%
14,056	Alaska Air Group Inc.*	913,921
3,172	Allegiant Travel Co., Class A Shares*	799,947
185,974	Mesa Air Group Inc.*	2,268,883
86,411	Spirit Airlines Inc.*	3,100,427
	Total Airlines	7,083,178
Apparel – 1.7%
15,160	Carter’s Inc.*	1,265,405
62,741	Crocs Inc.*	4,813,490
2,369	Deckers Outdoor Corp.*	772,555
25,495	Oxford Industries Inc.	1,943,739
53,488	Steven Madden Ltd.	1,978,521
18,739	Tapestry Inc.*	789,661
41,213	Urban Outfitters Inc.*	1,397,121
80,000	VF Corp.	6,330,400
	Total Apparel	19,290,892
Auto Parts & Equipment – 2.2%
194,400	BorgWarner Inc.	8,748,000
34,270	Fox Factory Holding Corp.*	4,357,430
9,369	Gentherm Inc.*	663,231
148,201	Goodyear Tire & Rubber Co.*	2,491,259
138,520	Modine Manufacturing Co.*	1,921,272
126,105	Shyft Group Inc.	4,147,593
5,982	Visteon Corp.*	760,731
153,512	Westport Fuel Systems Inc.*	1,438,407
80,025	XPEL Inc.*	3,869,209
	Total Auto Parts Equipment	28,397,132
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.0%
13,534	H&E Equipment Services Inc.	$418,607
Entertainment – 1.1%
97,480	Bally’s Corp*.	5,802,010
10,182	Caesars Entertainment Inc.*	951,406
2,554	Churchill Downs Inc.	589,029
273,232	Everi Holdings Inc.*	4,128,536
120,142	GAN Ltd.*	3,068,427
11,740	SeaWorld Entertainment Inc.*	583,008
7,709	Six Flags Entertainment Corp.*	343,821
	Total Entertainment	15,466,237
Home Builders – 0.3%
71,521	Skyline Champion Corp.*	3,164,804
Home Furnishings – 1.7%
85,300	Dolby Laboratories Inc., Class A Shares	8,327,839
82,400	Lovesac Co.*	4,753,656
149,869	Purple Innovation Inc., Class A Shares*	5,513,680
124,278	VOXX International Corp., Class A Shares*	2,576,283
	Total Home Furnishings	21,171,458
Housewares – 0.0%
1,243	Scotts Miracle-Gro Co.	264,945
Leisure Time – 1.1%
7,132	BRP Inc.	515,216
47,701	Callaway Golf Co.*	1,333,243
93,367	Lindblad Expeditions Holdings Inc.*	1,944,835
43,497	Malibu Boats Inc., Class A Shares*	3,242,266
178,702	Vista Outdoor Inc.*	5,648,770
	Total Leisure Time	12,684,330
Lodging – 0.6%
114,400	Wyndham Hotels & Resorts Inc.	7,468,032
Retail – 4.4%
52,700	Advance Auto Parts Inc.	8,450,445
103,220	American Eagle Outfitters Inc.	2,652,754
145,851	Aspen Aerogels Inc.*	3,245,185
107,190	At Home Group Inc.*	2,700,116
12,673	BJ’s Restaurants Inc.*	703,732
70,472	Boot Barn Holdings Inc.*	4,257,918
11,988	Brinker International Inc.*	822,257
179,075	Clean Energy Fuels Corp.*	2,335,138
58,000	Darden Restaurants Inc.	7,965,140
110,900	Foot Locker Inc.	5,333,181
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
3,845	Freshpet Inc.*	$599,358
179,071	GrowGeneration Corp.*	8,171,010
2,196	Lithia Motors Inc., Class A Shares	821,194
33,715	Murphy USA Inc.	4,202,575
21,436	Texas Roadhouse Inc., Class A Shares*	1,948,104
	Total Retail	54,208,107
	TOTAL CONSUMER CYCLICAL	169,617,722
CONSUMER NON-CYCLICAL – 21.0%
Agriculture – 0.7%
81,249	Turning Point Brands Inc.	3,997,451
316,811	Village Farms International Inc.*	5,002,446
	Total Agriculture	8,999,897
Beverages – 0.8%
128,110	Celsius Holdings Inc.*	7,626,388
32,021	MGP Ingredients Inc.	2,045,502
	Total Beverages	9,671,890
Biotechnology – 4.6%
186,577	Agrify Corp.*	2,391,917
72,810	AnaptysBio Inc.*	2,089,647
44,191	Apellis Pharmaceuticals Inc.*	2,128,680
82,518	Applied Therapeutics Inc.*	1,792,291
941	Argenx SE, ADR*	311,170
112,342	Avid Bioservices Inc.*	2,311,998
51,206	Aziyo Biologics Inc., Class A Shares*(a)	815,200
36,327	Black Diamond Therapeutics Inc.*	1,017,156
4,832	Blueprint Medicines Corp.*	474,599
53,444	Celldex Therapeutics Inc.*	1,447,264
76,974	Cogent Biosciences Inc.*(a)	603,476
148,404	Crinetics Pharmaceuticals Inc.*	2,269,097
59,408	Essa Pharma Inc.*	1,609,363
129,242	EyePoint Pharmaceuticals Inc.*	1,397,106
163,192	Gamida Cell Ltd.*	1,527,477
2,973	Guardant Health Inc.*	437,566
18,570	Halozyme Therapeutics Inc.*	840,293
9,496	Intra-Cellular Therapies Inc.*	336,443
12,116	Maravai LifeSciences Holdings Inc., Class A Shares*	394,012
10,558	Mirati Therapeutics Inc.*	2,121,313
90,053	NeoGenomics Inc.*	4,590,001
33,867	Olema Pharmaceuticals Inc.*	1,351,971
159,318	Relay Therapeutics Inc.*	6,575,054
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
7,697	REVOLUTION Medicines Inc.*	$351,599
111,026	SpringWorks Therapeutics Inc.*	9,553,787
34,575	Turning Point Therapeutics Inc.*	4,076,738
21,756	Twist Bioscience Corp.*	2,994,496
52,394	Xenon Pharmaceuticals Inc.*	978,720
59,132	Y-mAbs Therapeutics Inc.*	2,079,672
	Total Biotechnology	58,868,106
Commercial Services – 2.0%
4,293	AMN Healthcare Services Inc.*	312,831
2,823	ASGN Inc.*	262,454
5,519	Chegg Inc.*	532,749
67,800	Global Payments Inc.	13,423,722
52,367	Huron Consulting Group Inc.*	2,665,480
58,846	Kelly Services Inc., Class A Shares*	1,225,174
72,302	Korn Ferry	4,450,188
174,152	Team Inc.*	1,931,346
	Total Commercial Services	24,803,944
Food – 1.8%
41,808	Cal-Maine Foods Inc.*	1,592,885
41,409	Hain Celestial Group Inc.*	1,746,632
179,304	Hostess Brands Inc., Class A Shares*	2,580,185
50,464	Ingredion Inc.	4,551,853
31,011	Laird Superfood Inc.*(a)	1,224,004
16,250	Sanderson Farms Inc.	2,478,125
235,243	SunOpta Inc.*	3,655,676
104,550	TreeHouse Foods Inc.*	5,229,591
	Total Food	23,058,951
Healthcare-Products – 7.0%
267,222	Alphatec Holdings Inc.*	4,288,913
4,763	AtriCure Inc.*	310,881
64,542	Axonics Modulation Technologies Inc.*	3,247,108
61,592	Castle Biosciences Inc.*	4,685,919
98,538	Envista Holdings Corp.*	3,797,655
138,363	GenMark Diagnostics Inc.*	2,704,997
4,774	Inari Medical Inc.*	499,360
31,249	Inspire Medical Systems Inc.*	7,274,455
45,285	Integra LifeSciences Holdings Corp.*	3,094,777
72,094	Natera Inc.*	8,369,392
34,591	NuVasive Inc.*	2,086,875
43,132	OrthoPediatrics Corp.*	2,348,969
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
149,100	PerkinElmer Inc.	$18,800,019
35,295	Pulmonx Corp.*	2,005,815
53,435	Quanterix Corp.*	4,047,701
2,787	Repligen Corp.*	591,931
110,899	SeaSpine Holdings Corp.*	2,098,209
170,275	Sientra Inc.*	1,324,740
96,400	Zimmer Biomet Holdings Inc.	15,718,984
	Total Healthcare-Products	87,296,700
Healthcare-Services – 2.2%
31,430	Fulgent Genetics Inc.*(a)	3,182,602
45,200	Humana Inc.	17,160,180
30,503	Invitae Corp.*	1,224,085
46,000	Personalis Inc.*	1,418,180
109,992	SI-BONE Inc.*	3,452,649
	Total Healthcare-Services	26,437,696
Household Products/Wares – 0.2%
24,039	Spectrum Brands Holdings Inc.	1,864,224
Pharmaceuticals – 1.7%
95,705	AdaptHealth Corp., Class A Shares*	2,944,843
249,984	Cytokinetics Inc.*	4,682,200
106,642	Fulcrum Therapeutics Inc.*	1,344,756
93,379	Merus NV*	2,101,028
61,400	Mirum Pharmaceuticals Inc.*	1,127,304
88,154	Odonate Therapeutics Inc.*	1,855,642
36,089	PMV Pharmaceuticals Inc.*	1,358,029
76,813	Prestige Consumer Healthcare Inc.*	3,203,870
35,267	Revance Therapeutics Inc.*	926,111
	Total Pharmaceuticals	19,543,783
	TOTAL CONSUMER NON-CYCLICAL	260,545,191
DIVERSIFIED – 0.2%
SPACs – 0.2%
217,025	CF Finance Acquisition Corp. II, Class A Shares*	2,163,739
14,875	CM Life Sciences Inc., Class A Shares*	297,649
23,834	Spartan Acquisition Corp. II, Class A Shares*	283,624
9,386	TPG Pace Beneficial Finance Corp., Class A Shares*	193,915
	Total SPACs	2,938,927
	TOTAL DIVERSIFIED	2,938,927
ENERGY – 2.3%
Coal – 0.0%
29,518	Warrior Met Coal Inc.	565,860
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Energy-Alternate Sources – 0.8%
61,437	Green Plains Inc.*	$1,555,585
55,803	Plug Power Inc.*	2,699,749
71,036	Sunnova Energy International Inc.*	3,185,254
42,437	TPI Composites Inc.*	2,022,547
	Total Energy-Alternate Sources	9,463,135
Oil & Gas – 1.2%
16,346	Cimarex Energy Co.	947,905
102,300	ConocoPhillips	5,320,623
278,950	Matador Resources Co.*	5,827,266
67,534	PDC Energy Inc.*	2,360,313
	Total Oil & Gas	14,456,107
Oil & Gas Services – 0.3%
56,949	DMC Global Inc.	3,587,218
87,620	Select Energy Services Inc., Class A Shares*	553,758
	Total Oil & Gas Services	4,140,976
	TOTAL ENERGY	28,626,078
FINANCIAL – 14.0%
Banks – 5.3%
130,088	Bank of NT Butterfield & Son Ltd.	4,746,911
145,814	BankUnited Inc.	5,860,265
279,998	First Horizon Corp.	4,535,968
429,873	FNB Corp.	5,085,398
92,168	Live Oak Bancshares Inc.	5,079,378
76,801	Meta Financial Group Inc.	3,401,516
79,740	Pinnacle Financial Partners Inc.	6,472,496
36,200	Signature Bank	7,903,908
31,878	Silvergate Capital Corp., Class A Shares*	4,066,358
74,990	Triumph Bancorp Inc.*	5,751,733
207,613	Umpqua Holdings Corp.	3,543,954
98,974	Univest Financial Corp.	2,489,196
75,338	Western Alliance Bancorp	6,894,180
	Total Banks	65,831,261
Diversified Financial Services – 1.3%
119,500	Capital One Financial Corp.	14,362,705
91,331	Cowen Inc., Class A Shares	3,091,554
	Total Diversified Financial Services	17,454,259
Equity Real Estate Investment Trusts (REITs) – 2.7%
59,397	American Campus Communities Inc.	2,432,901
39,600	AvalonBay Communities Inc.	6,959,700
112,703	Blackstone Mortgage Trust Inc., Class A Shares	3,290,928
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
152,341	Columbia Property Trust Inc.	$2,151,055
68,787	Corporate Office Properties Trust	1,788,462
89,027	Dynex Capital Inc.	1,675,488
148,420	Lexington Realty Trust	1,591,062
52,800	SBA Communications Corp., Class A Shares	13,470,864
	Total Equity Real Estate Investment Trusts (REITs)	33,360,460
Insurance – 3.1%
85,469	BRP Group Inc., Class A Shares*	2,267,493
33,496	Goosehead Insurance Inc., Class A Shares	4,339,072
34,031	Hanover Insurance Group Inc.	3,925,476
193,400	Hartford Financial Services Group Inc.	9,803,446
30,225	Kemper Corp.	2,285,614
367,475	MGIC Investment Corp.	4,475,845
18,122	Midwest Holding Inc.*	906,100
14,446	NMI Holdings Inc., Class A Shares*	330,236
100,100	Progressive Corp.	8,603,595
76,106	Trean Insurance Group Inc.*	1,287,713
	Total Insurance	38,224,590
Investment Companies – 0.2%
135,625	Grid Dynamics Holdings Inc.*	2,022,169
Private Equity – 0.3%
254,675	Hercules Capital Inc.	4,044,239
Real Estate – 0.6%
58,960	eXp World Holdings Inc.*	3,560,594
352,642	Newmark Group Inc., Class A Shares	3,533,473
4,232	Redfin Corp.*	320,532
	Total Real Estate	7,414,599
Savings & Loans – 0.5%
265,812	Sterling Bancorp	5,802,676
	TOTAL FINANCIAL	174,154,253
INDUSTRIAL – 15.9%
Aerospace/Defense – 1.3%
2,721	AeroVironment Inc.*	299,528
375,141	Embraer SA, ADR*	3,301,241
47,877	Hexcel Corp.*	2,573,868
51,600	L3Harris Technologies Inc.	9,386,556
	Total Aerospace/Defense	15,561,193
Building Materials – 0.3%
35,777	Masonite International Corp.*	3,925,452
11,813	Summit Materials Inc., Class A Shares*	327,338
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – (continued)
4,205	Trex Co., Inc.*	$385,346
	Total Building Materials	4,638,136
Electrical Components & Equipment – 1.3%
60,100	AMETEK Inc.	7,089,997
21,996	Belden Inc.	972,443
32,758	Energizer Holdings Inc.	1,369,284
2,391	Generac Holdings Inc.*	787,978
115,610	nLight Inc.*	4,407,053
	Total Electrical Components & Equipment	14,626,755
Electronics – 2.0%
78,400	Agilent Technologies Inc.	9,570,288
55,783	Camtek Ltd.*	1,539,611
47,700	Hubbell Inc., Class B Shares	8,467,227
110,889	Rekor Systems Inc.*	1,714,344
35,639	Vicor Corp.*	3,510,085
	Total Electronics	24,801,555
Engineering & Construction – 0.1%
17,553	EMCOR Group Inc.	1,709,136
2,928	Exponent Inc.	282,464
	Total Engineering & Construction	1,991,600
Environmental Control – 1.7%
49,694	Clean Harbors Inc.*	4,231,444
114,771	Harsco Corp.*	1,877,654
88,638	Montrose Environmental Group Inc.*	4,332,625
104,900	Republic Services Inc., Class A Shares	9,345,541
	Total Environmental Control	19,787,264
Hand/Machine Tools – 1.2%
38,847	Regal Beloit Corp.	5,309,220
55,100	Stanley Black & Decker Inc.	9,633,684
	Total Hand/Machine Tools	14,942,904
Machinery-Construction & Mining – 1.2%
54,525	BWX Technologies Inc.	3,162,995
60,800	Oshkosh Corp.	6,444,800
113,962	Terex Corp.	4,692,955
	Total Machinery-Construction & Mining	14,300,750
Machinery-Diversified – 4.0%
67,383	Altra Industrial Motion Corp.	3,902,823
98,790	Cactus Inc., Class A Shares	3,148,437
52,012	Chart Industries Inc.*	7,442,397
50,108	CIRCOR International Inc.*	1,784,346
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – (continued)
56,500	Dover Corp.	$6,964,190
18,042	Gates Industrial Corp. PLC*	270,630
73,157	Hydrofarm Holdings Group Inc.*	4,644,006
4,881	Kornit Digital Ltd.*	552,188
57,800	Nordson Corp.	11,121,298
37,100	Rockwell Automation Inc.	9,025,688
24,503	SPX FLOW Inc.*	1,508,405
	Total Machinery-Diversified	50,364,408
Metal Fabricate/Hardware – 0.5%
3,775	Advanced Drainage Systems Inc.	415,326
41,208	Rexnord Corp.	1,852,300
32,262	Standex International Corp.	3,163,612
	Total Metal Fabricate/Hardware	5,431,238
Miscellaneous Manufacturers – 1.3%
2,787	Axon Enterprise Inc.*	461,221
73,389	Enerpac Tool Group Corp., Class A Shares	1,812,708
32,663	EnPro Industries Inc.	2,624,145
31,803	Hillenbrand Inc.	1,477,567
54,308	ITT Inc.	4,506,478
22,200	Parker-Hannifin Corp.	6,370,512
	Total Miscellaneous Manufacturers	17,252,631
Packaging & Containers – 0.3%
213,625	O-I Glass Inc.*	2,495,140
45,837	Silgan Holdings Inc.	1,721,638
	Total Packaging & Containers	4,216,778
Transportation – 0.7%
81,559	CryoPort Inc.*	4,847,867
1,835	Saia Inc.*	367,973
238,413	Star Bulk Carriers Corp.*(a)	3,356,855
	Total Transportation	8,572,695
Trucking & Leasing – 0.0%
7,029	Greenbrier Cos., Inc.	330,714
	TOTAL INDUSTRIAL	196,818,621
TECHNOLOGY – 11.5%
Computers – 0.9%
12,379	CACI International Inc., Class A Shares*	2,739,968
52,185	Endava PLC, ADR*	4,615,763
36,698	ExlService Holdings Inc.*	3,105,385
2,554	Zscaler Inc.*	523,647
	Total Computers	10,984,763
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – 4.7%
30,994	ACM Research Inc., Class A Shares*	$3,011,377
84,264	FormFactor Inc.*	3,823,058
46,018	Impinj Inc.*	2,943,772
33,400	KLA Corp.	10,395,082
12,441	Lattice Semiconductor Corp.*	598,661
37,244	MACOM Technology Solutions Holdings Inc.*	2,396,651
167,300	Marvell Technology Group Ltd.	8,077,244
75,900	NXP Semiconductors NV	13,855,545
66,356	SiTime Corp.*	6,465,065
9,661	Synaptics Inc.*	1,294,864
133,945	Ultra Clean Holdings Inc.*	6,212,369
	Total Semiconductors	59,073,688
Software – 5.9%
190,902	Avaya Holdings Corp.*	5,664,062
16,067	Bandwidth Inc., Class A Shares*	2,544,370
104,244	Brightcove Inc.*	2,270,434
30,817	Cardlytics Inc.*	4,081,095
79,600	Citrix Systems Inc.	10,632,968
91,553	Digital Turbine Inc.*	7,559,531
81,539	Docebo Inc.*	3,550,208
67,812	Domo Inc., Class B Shares*	4,321,659
4,125	Elastic NV*	554,359
4,042	Five9 Inc.*	748,740
45,400	Jack Henry & Associates Inc.	6,739,176
47,617	Motorsport Games Inc., Class A Shares*	1,278,516
101,180	NEOGAMES SA*	3,068,789
42,839	Phreesia Inc.*	2,623,889
115,574	PubMatic Inc., Class A Shares*(a)	7,490,351
1,590	RingCentral Inc., Class A Shares*	601,274
29,070	Schrodinger Inc.*	2,979,094
12,500	Sprout Social Inc., Class A Shares*	849,625
13,855	Teradata Corp.*	555,586
53,791	Veritone Inc.*(a)	1,939,166
49,953	Viant Technology Inc., Class A Shares*	2,477,169
	Total Software	72,530,061
	TOTAL TECHNOLOGY	142,588,512
UTILITIES – 3.2%
Electric – 3.0%
85,400	Ameren Corp.	6,001,058
19,255	Ameresco Inc., Class A Shares*	1,099,846
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
41,536	Black Hills Corp.	$2,457,270
110,000	CMS Energy Corp.	5,952,100
83,100	Eversource Energy	6,604,788
33,426	IDACORP Inc.	2,882,658
163,358	Portland General Electric Co.	6,887,173
51,800	Sempra Energy	6,007,764
	Total Electric	37,892,657
Gas – 0.2%
30,206	Spire Inc.	2,006,282
	TOTAL UTILITIES	39,898,939
	TOTAL COMMON STOCKS (Cost – $853,798,856)	1,171,742,731
EXCHANGE TRADED FUNDS (ETFs) – 3.6%
152,197	iShares Russell 2000(a)	33,226,127
164,639	iShares Russell Mid-Capital	11,880,350
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $37,988,259)	45,106,477
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $891,787,115)	1,216,849,208
Face Amount
SHORT-TERM INVESTMENTS – 2.2%
TIME DEPOSITS – 2.2%
$2,724,452	Banco Santander SA – Frankfurt, 0.000% due 3/1/21	2,724,452
1,019,445	Royal Bank of Canada – Toronto, 0.000% due 3/1/21	1,019,445
16,031,811	Skandinaviska Enskilda Banken AB – Stockholm, 0.000% due 3/1/21	16,031,811
7,145,323	Sumitomo Mitsui Banking Corp. – Tokyo, 0.000% due 3/1/21	7,145,323
	TOTAL TIME DEPOSITS (Cost – $26,921,031)	26,921,031
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.8%
MONEY MARKET FUND – 1.8%
22,638,714	Federated Government Obligations Fund, Premier Class, 0.000%(b) (Cost – $22,638,714)	$22,638,714
	TOTAL INVESTMENTS – 102.0% (Cost – $941,346,860)	1,266,408,953
	Liabilities in Excess of Other Assets – (2.0)%	(25,141,435)
	TOTAL NET ASSETS – 100.0%	$1,241,267,518

*
Non-income producing security.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Small-Mid Cap Equity Fund (concluded)

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

Summary of Investments by Security Sector^ (Unaudited)
Consumer Non-cyclical	20.6%
Industrial	15.4
Financial	13.8
Consumer Cyclical	13.4
Technology	11.3
Communications	6.6
Basic Materials	5.7
Utilities	3.2
Energy	2.3
Diversified	0.2
Exchange Traded Funds (ETFs)	3.6
Short-Term Investments	2.1
Money Market Fund	1.8
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 94.8%
Australia – 0.7%
774,413	Elmo Software Ltd.*(a)	$3,107,577
690,912	Nanosonics Ltd.*	3,211,414
305,250	Pro Medicus Ltd.	10,357,789
	Total Australia	16,676,780
Austria – 0.2%
177,150	Erste Group Bank AG*	5,823,190
Belgium – 0.0%
34,861	Unifiedpost Group SA*	828,483
Bermuda – 0.2%
264,584	Golar LNG Ltd.*	2,987,153
175,715	Hiscox Ltd.*	2,304,054
	Total Bermuda	5,291,207
Brazil – 2.6%
1,367,929	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	2,486,345
106,383	Afya Ltd., Class A Shares*	2,385,107
130,308	B3 SA – Brasil Bolsa Balcao	1,262,102
869,322	Itau Unibanco Holding SA, ADR	3,938,029
470,616	Localiza Rent a Car SA	4,868,760
1,268,217	Lojas Americanas SA	5,634,962
782,929	Magazine Luiza SA	3,376,777
373,814	Notre Dame Intermedica Participacoes SA	5,782,272
97,464	Pagseguro Digital Ltd., Class A Shares*	5,658,760
99,250	Rede D’Or Sao Luiz SA(b)	1,223,298
84,661	StoneCo Ltd., Class A Shares*	7,264,760
718,920	Suzano SA*	9,382,904
234,802	XP Inc., Class A Shares*	10,364,160
	Total Brazil	63,628,236
Canada – 2.0%
71,072	Agnico Eagle Mines Ltd.	3,968,368
29,779	Descartes Systems Group Inc.*	1,743,954
82,032	Equitable Group Inc.(a)	8,744,148
79,369	Franco-Nevada Corp.	8,500,212
286,921	Lundin Mining Corp.	3,285,734
58,035	Magna International Inc.	4,886,547
683,633	Seven Generations Energy Ltd., Class A Shares*	4,513,493
74,452	Sun Life Financial Inc.	3,583,621
75,971	TMX Group Ltd.	7,254,356
67,838	Wheaton Precious Metals Corp.	2,427,089
	Total Canada	48,907,522
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – 10.5%
3,178,000	AK Medical Holdings Ltd.(a)	$4,677,962
159,622	Alibaba Group Holding Ltd., ADR*	37,951,727
14,348	Baidu Inc., ADR*	4,067,084
734,812	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(c)	5,352,946
683,600	BTG Hotels Group Co., Ltd., Class A Shares(c)	2,499,550
1,523,202	China Conch Venture Holdings Ltd.	6,770,277
1,793,311	China Mengniu Dairy Co., Ltd.*	9,844,896
2,576,534	China Molybdenum Co., Ltd., Class A Shares(c)	2,660,053
1,841,475	China Molybdenum Co., Ltd., Class H Shares(d)	1,423,118
138,961	China Tourism Group Duty Free Corp., Ltd, Class A Shares(c)	6,595,285
76,656	GDS Holdings Ltd., ADR*	7,831,177
159,733	GDS Holdings Ltd., Class A Shares*	2,015,775
414,513	Glodon Co., Ltd., Class A Shares(c)	4,517,831
618,300	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(c)	5,622,449
198,979	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(c)	4,309,051
693,006	Han’s Laser Technology Industry Group Co., Ltd., Class A Shares(c)	4,604,443
796,248	Hua Hong Semiconductor Ltd.*(a)(b)	4,915,954
18,500	JD Health International Inc.*(b)	337,400
1,589,407	Kingdee International Software Group Co., Ltd.*	5,755,124
931,985	Kingsoft Corp., Ltd	6,563,384
16,310	Kuaishou Technology, Class B Shares*(b)	649,334
13,865	Kweichow Moutai Co., Ltd., Class A Shares(c)	4,538,859
286,878	Lufax Holding Ltd., ADR*	4,308,908
127,620	Meituan, Class B Shares*(b)	5,631,011
439,138	Midea Group Co., Ltd., Class A Shares(c)	6,300,306
513,100	NARI Technology Co., Ltd., Class A Shares(c)	2,245,102
14,244	New Oriental Education & Technology Group Inc., ADR*	2,530,019
576,515	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	7,079,788
267,258	SF Holding Co., Ltd., Class A Shares(c)	4,328,200
275,488	Shanghai Henlius Biotech Inc., Class H Shares*(a)(b)(d)	1,352,666
777,400	Shanghai Kindly Medical Instruments Co., Ltd., Class H Shares(d)	4,015,730
83,657	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	5,389,813
297,035	Shenzhou International Group Holdings Ltd.	6,226,896
3,772,019	Sino Biopharmaceutical Ltd.	4,196,006
390,189	Tencent Holdings Ltd.	33,274,039
12,058	Tencent Holdings Ltd., ADR	1,051,458
660,925	Venustech Group Inc., Class A Shares(c)	3,151,786
102,269	Will Semiconductor Co., Ltd. Shanghai, Class A Shares(c)	4,459,501
1,002,742	Winning Health Technology Group Co., Ltd., Class A Shares(c)	2,610,081
83,072	Yum China Holdings Inc.	4,976,980
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
235,542	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	$4,749,756
78,252	Zai Lab Ltd., ADR*	11,543,735
102,392	ZTO Express Cayman Inc., ADR	3,454,706
	Total China	256,380,166
Cyprus – 0.1%
44,586	Ozon Holdings PLC, ADR*(a)	2,646,179
Denmark – 0.6%
28,953	Jyske Bank AS, Class Registered Shares*	1,249,253
140,020	Novozymes AS, Class B Shares*	8,645,519
33,694	Royal Unibrew AS	3,467,640
38,390	Sydbank AS*	876,639
	Total Denmark	14,239,051
Egypt – 0.8%
18,181,040	Cleopatra Hospital*	6,195,648
3,934,533	Fawry for Banking & Payment Technology Services SAE*(c)	12,164,270
	Total Egypt	18,359,918
Finland – 0.3%
112,009	Musti Group OYJ*	3,610,192
176,123	Talenom OYJ*(a)	2,308,489
88,158	Wartsila OYJ Abp	1,006,715
	Total Finland	6,925,396
France – 6.4%
34,355	Air Liquide SA	5,167,416
23,198	Alstom SA*	1,153,989
75,851	Aubay	3,445,011
21,105	Cie Generale des Etablissements Michelin SCA	3,048,259
96,530	Danone SA	6,560,507
6,382	Dassault Aviation SA*	6,874,235
27,661	Dassault Systemes SE	5,735,424
68,304	Esker SA	17,034,529
89,041	EssilorLuxottica SA	14,498,874
141,065	Legrand SA	12,236,906
41,230	L’Oreal SA	15,031,814
8,685	LVMH Moet Hennessy Louis Vuitton SE	5,499,306
81,156	Pernod Ricard SA	15,402,812
107,210	Sanofi	9,813,213
137,681	Schneider Electric SE	20,400,589
151,143	Thales SA	14,298,700
	Total France	156,201,584
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – 5.4%
65,547	Atoss Software AG	$12,666,909
16,368	Auto1 Group SE*(b)	908,408
64,974	Bayer AG, Class Registered Shares	3,930,452
39,030	Beiersdorf AG	3,854,737
28,501	Deutsche Boerse AG	4,656,390
168,114	Deutsche Wohnen SE	7,894,957
183,993	Elmos Semiconductor SE	7,308,044
118,737	Evotec SE*	4,588,915
167,186	Exasol AG*	4,321,711
114,832	GEA Group AG	3,961,235
137,849	Henkel AG & Co. KGaA	13,580,309
18,311	Hypoport SE*	12,852,446
28,448	Infineon Technologies AG	1,234,271
50,225	Knorr-Bremse AG	6,390,177
23,622	LEG Immobilien AG	3,222,623
62,704	Mensch und Maschine Software SE	4,214,273
7,825	Merck KGaA	1,267,104
33,195	MorphoSys AG*	3,333,096
117,238	Nexus AG	7,629,564
32,300	SAP SE	3,974,262
2,311	Sartorius AG	1,187,012
57,066	Symrise AG, Class A Shares	6,641,138
99,033	TAG Immobilien AG*	2,813,470
61,146	TeamViewer AG*(b)	3,281,297
73,793	Vonovia SE	4,699,368
17,472	Zalando SE*(b)	1,791,355
	Total Germany	132,203,523
Greece – 0.2%
475,568	Sarantis SA	5,321,363
Hong Kong – 1.7%
1,078,000	AIA Group Ltd.	13,493,714
1,319,916	Budweiser Brewing Co. APAC Ltd.(b)	4,030,665
635,364	Galaxy Entertainment Group Ltd.	5,875,713
32,851	Hong Kong Exchanges & Clearing Ltd.	2,000,106
169,028	New Frontier Health Corp.*(a)	1,891,423
485,711	Techtronic Industries Co., Ltd.	7,400,635
1,520,000	Vitasoy International Holdings Ltd.	6,695,467
	Total Hong Kong	41,387,723
Hungary – 0.2%
97,236	OTP Bank Nyrt*	4,423,350
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – 8.1%
411,927	Aavas Financiers Ltd.*	$12,563,324
520,991	Amara Raja Batteries Ltd.	6,265,738
123,485	Asian Paints Ltd.	3,835,132
678,279	Axis Bank Ltd.*	6,624,760
164,334	Bajaj Finance Ltd.	11,665,267
707,156	Berger Paints India Ltd.	6,480,790
457,388	Bharti Airtel Ltd.	3,468,176
3,201,774	City Union Bank Ltd.	7,147,462
114,292	Divi’s Laboratories Ltd.*	5,181,725
208,784	Dr Lal PathLabs Ltd.	6,486,325
61,072	Dr Reddy’s Laboratories Ltd.	3,648,753
21,100	Dr Reddy’s Laboratories Ltd., ADR	1,265,367
2,029,672	Edelweiss Financial Services Ltd.*	1,914,738
588,083	Gulf Oil Lubricants India Ltd.	5,793,783
283,493	HDFC Bank Ltd.*	5,871,325
282,091	Hemisphere Properties India Ltd.*	665,619
108,292	Hindustan Unilever Ltd.	3,117,091
534,035	Housing Development Finance Corp., Ltd	18,316,273
168,070	ICICI Lombard General Insurance Co., Ltd.*(b)	3,233,627
2,676,820	JM Financial Ltd.	3,280,132
71,087	Jubilant Foodworks Ltd.	2,883,466
299,078	Kotak Mahindra Bank Ltd.*	7,179,540
35,564	Maruti Suzuki India Ltd.	3,307,574
649,797	Max Financial Services Ltd.*	7,658,095
484,609	Metropolis Healthcare Ltd.	12,813,976
226,903	Muthoot Finance Ltd.	3,979,188
766,428	Nippon Life India Asset Management Ltd.(b)	3,409,959
4,159,000	NTPC Ltd.	6,021,770
437,069	Reliance Industries Ltd.	11,953,392
340,644	SBI Life Insurance Co., Ltd.*(b)	3,997,078
207,571	Supreme Industries Ltd.	5,742,631
327,323	Tata Communications Ltd.	4,748,150
503,534	Tata Consumer Products Ltd.	4,132,687
177,213	Titan Co., Ltd.	3,360,659
	Total India	198,013,572
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Indonesia – 0.9%
32,614,500	Ace Hardware Indonesia Tbk PT	$3,483,677
25,404,900	Bank BTPN Syariah Tbk PT	7,295,406
2,984,900	Bank Central Asia Tbk PT	7,029,631
58,429,700	Sarana Menara Nusantara Tbk PT@	5,181,600
	Total Indonesia	22,990,314
Ireland – 0.6%
191,180	Experian PLC	6,042,702
36,377	Kerry Group PLC, Class A Shares	4,385,633
45,662	Ryanair Holdings PLC, ADR*	4,909,578
	Total Ireland	15,337,913
Israel – 0.4%
57,722	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,694,079
14,828	Wix.com Ltd.*	5,168,596
	Total Israel	8,862,675
Italy – 0.9%
518,835	Banca Mediolanum SpA*	4,523,090
143,209	Carel Industries SpA	2,957,272
18,464	DiaSorin SpA	3,615,143
177,235	Gruppo MutuiOnline SpA	8,404,089
204,903	Terna Rete Elettrica Nazionale SpA	1,424,732
	Total Italy	20,924,326
Japan – 14.2%
785,816	Avant Corp.	10,238,101
67,794	BASE Inc.*(a)	6,758,725
232,500	Chiba Bank Ltd.	1,497,680
54,986	Commerce One Holdings Inc.*	2,934,562
104,700	Cybozu Inc.	2,299,384
52,000	Daiichi Sankyo Co., Ltd.	1,477,910
16,200	Disco Corp.	5,075,442
205,800	eGuarantee Inc.	4,028,938
67,700	Ezaki Glico Co., Ltd.	2,765,745
97,300	Freee KK*(a)	9,984,503
205,400	Fujitsu General Ltd.	5,549,190
228,100	Hachijuni Bank Ltd.	757,105
85,389	Hennge KK*(a)	6,125,806
7,500	Hikari Tsushin Inc.	1,483,757
56,710	Hirose Electric Co., Ltd.	8,359,742
40,200	Hoshizaki Corp.	3,549,304
780,130	Infomart Corp.	6,854,947
86,100	IR Japan Holdings Ltd.	10,434,914
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
138,400	Ito En Ltd.	$7,658,539
523,800	Japan Elevator Service Holdings Co., Ltd.	10,401,545
523,668	Japan Material Co., Ltd.	6,636,133
212,400	Kansai Paint Co., Ltd.	5,596,438
203,500	Kao Corp.	13,735,505
8,752	Keyence Corp.	4,185,900
88,600	Kobayashi Pharmaceutical Co., Ltd.	8,387,284
10,000	Kose Corp.	1,599,584
38,800	Kusuri no Aoki Holdings Co., Ltd.	3,037,163
72,100	Lion Corp.	1,384,321
384,100	Mebuki Financial Group Inc.	842,577
129,500	Medley Inc.*(a)	5,223,132
46,034	Miroku Jyoho Service Co., Ltd.	889,959
70,800	Murata Manufacturing Co., Ltd.	6,063,606
161,700	Nihon Kohden Corp.	4,382,190
419,600	Nippon Telegraph & Telephone Corp.	10,855,567
22,900	Nissin Foods Holdings Co., Ltd.	1,729,256
167,100	Nomura Research Institute Ltd.	5,186,058
341,900	North Pacific Bank Ltd.	776,765
73,000	NTT Data Corp.	1,127,809
31,000	Obic Co., Ltd.	5,228,187
68,300	Omron Corp.	5,537,905
83,300	ORIX Corp.	1,432,464
226,900	Otsuka Holdings Co., Ltd.	9,089,079
222,600	Outsourcing Inc.	3,397,834
149,600	Pan Pacific International Holdings Corp.	3,528,594
244,500	Persol Holdings Co., Ltd.	4,885,951
1,404,906	Prestige International Inc.	9,774,001
564,504	Rakus Co., Ltd.(a)	9,753,086
185,100	Rohto Pharmaceutical Co., Ltd.	4,984,275
399,100	Santen Pharmaceutical Co., Ltd.	5,502,547
92,000	Secom Co., Ltd.	8,021,062
135,900	Seven & i Holdings Co., Ltd.	5,190,231
279,000	Shimadzu Corp.	10,128,694
9,300	Shiseido Co., Ltd.	703,772
12,300	SMC Corp.	7,312,258
137,838	SMS Co., Ltd.	4,525,458
49,700	Sohgo Security Services Co., Ltd.	2,251,664
41,200	Sony Corp.	4,330,481
134,400	Stanley Electric Co., Ltd.	4,015,362
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
57,900	Suzuki Motor Corp.	$2,523,114
505,700	Systena Corp.	8,932,162
228,440	Takeda Pharmaceutical Co., Ltd.	7,636,487
142,000	Terumo Corp.	5,297,843
157,300	Toyo Suisan Kaisha Ltd.	6,699,013
166,890	YAKUODO Holdings Co., Ltd.	4,016,732
134,700	Yokogawa Electric Corp.	2,579,434
1,447,400	Z Holdings Corp.	8,804,740
	Total Japan	345,957,516
Jersey, Channel Islands – 0.3%
719,248	JTC PLC	6,610,799
Mexico – 1.0%
1,367,170	Grupo Mexico SAB de CV, Class B Shares	6,478,699
2,284,208	Qualitas Controladora SAB de CV	12,391,551
1,716,139	Wal-Mart de Mexico SAB de CV	4,882,052
	Total Mexico	23,752,302
Netherlands – 2.7%
1,036	Adyen NV*(b)	2,391,585
82,186	Akzo Nobel NV	8,481,999
22,817	ASML Holding NV	12,846,726
32,632	Core Laboratories NV	1,159,741
29,018	Euronext NV(b)	3,122,259
78,244	Heineken NV	7,695,302
202,991	Koninklijke Philips NV*	11,007,302
32,529	NXP Semiconductors NV	5,938,169
102,274	Prosus NV*	12,114,470
	Total Netherlands	64,757,553
Norway – 0.9%
1,066,249	LINK Mobility Group Holding ASA*	6,709,624
139,297	Medistim ASA	4,002,416
921,092	Pexip Holding ASA*	11,451,803
	Total Norway	22,163,843
Peru – 0.1%
10,714	Credicorp Ltd.	1,714,347
Philippines – 0.6%
3,987,282	Ayala Land Inc.	3,196,582
1,141,804	BDO Unibank Inc.	2,476,995
2,885,928	Philippine Seven Corp.(c)	5,852,389
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Philippines – (continued)
106,000	SM Investments Corp.	$2,195,334
	Total Philippines	13,721,300
Poland – 0.4%
204,431	InPost SA*	4,478,104
544,374	Powszechny Zaklad Ubezpieczen SA*	4,247,708
	Total Poland	8,725,812
Portugal – 0.6%
754,807	Galp Energia SGPS SA	8,472,256
385,772	Jeronimo Martins SGPS SA	5,980,048
	Total Portugal	14,452,304
Russia – 1.3%
277,070	HeadHunter Group PLC, ADR	9,639,265
38,829	Novatek PJSC, GDR	6,585,259
8,027	Polyus PJSC	1,511,672
11,469	Polyus PJSC, GDR(c)	1,074,645
117,007	Sberbank of Russia PJSC, ADR (listed in UK)	1,689,084
535,290	Sberbank of Russia PJSC, ADR (listed in US)	7,793,822
52,671	Yandex NV, Class A Shares*	3,370,154
	Total Russia	31,663,901
Singapore – 0.2%
3,536,400	Sheng Siong Group Ltd.	4,118,552
South Africa – 0.9%
31,875	Capitec Bank Holdings Ltd.*	2,818,268
81,783	Naspers Ltd., Class N Shares	19,014,246
	Total South Africa	21,832,514
South Korea – 4.3%
51,885	KINX Inc.*	3,398,537
67,471	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	6,696,109
101,285	LEENO Industrial Inc.	14,381,740
3,482	LG Household & Health Care Ltd.	4,672,269
41,395	NAVER Corp.	13,754,966
506,366	NICE Information Service Co., Ltd.*	9,844,147
706,426	Samsung Electronics Co., Ltd.	51,623,611
	Total South Korea	104,371,379
Spain – 0.6%
200,210	Amadeus IT Group SA*	13,883,943
Sweden – 2.0%
115,697	Assa Abloy AB, Class B Shares	2,899,396
266,062	Biotage AB	4,785,225
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Sweden – (continued)
125,939	Cellavision AB*	$4,356,974
187,092	Epiroc AB, Class A Shares	3,969,048
102,673	Essity AB, Class B Shares	3,081,793
285,635	Fortnox AB(c)	15,980,065
299,712	Swedbank AB, Class A Shares	5,240,774
182,698	Vitec Software Group AB, Class B Shares	8,412,438
	Total Sweden	48,725,713
Switzerland – 5.2%
53,022	Alcon Inc.*	3,636,440
140	Chocoladefabriken Lindt & Spruengli AG	1,173,610
48,204	Cie Financiere Richemont SA, Class Registered Shares	4,639,890
6,898	Geberit AG, Class Registered Shares	4,065,573
4,858	Givaudan SA, Class Registered Shares	18,301,361
1,918,705	Glencore PLC*	7,751,772
187,354	Julius Baer Group Ltd.	11,490,203
17,621	Lonza Group AG, Class Registered Shares	11,102,426
339,134	Nestle SA, Class Registered Shares	35,416,303
10,421	Roche Holding AG	3,406,624
19,525	Schindler Holding AG	5,326,576
3,333	SGS SA, Class Registered Shares	9,507,773
17,653	Sika AG, Class Registered Shares	4,654,015
16,170	Temenos AG, Class Registered Shares	2,175,174
217,938	UBS Group AG, Class Registered Shares	3,369,036
	Total Switzerland	126,016,776
Taiwan – 4.5%
1,183,000	Bioteque Corp.	5,453,283
627,000	Chief Telecom Inc.	6,763,701
782,000	Delta Electronics Inc.	7,894,314
299,820	Poya International Co., Ltd.	6,741,114
1,182,000	Taiwan Semiconductor Manufacturing Co., Ltd.	25,811,338
372,826	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	46,953,706
260,981	Voltronic Power Technology Corp.	10,833,907
	Total Taiwan	110,451,363
Thailand – 0.5%
2,092,200	CP ALL PCL, Class F Shares(c)	4,092,239
2,199,400	TQM Corp. PCL, Class F Shares(c)	8,748,435
	Total Thailand	12,840,674
United Arab Emirates – 0.3%
1,326,894	Network International Holdings PLC(b)	6,843,277
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – 8.3%
395,691	Amcor PLC	$4,353,762
1,089,956	Arrow Global Group PLC*	4,030,172
111,110	AstraZeneca PLC, ADR(a)	5,375,502
334,316	Avon Rubber PLC	13,056,457
780,666	boohoo Group PLC*	3,662,727
158,349	Burberry Group PLC*	4,003,148
1,054,103	Bytes Technology Group PLC*	6,146,137
103,990	CNH Industrial NV*	1,535,837
225,215	Compass Group PLC*	4,562,634
26,178	Croda International PLC	2,248,665
307,582	Diageo PLC	12,087,794
2,033,258	dotdigital group PLC	4,731,020
31,082	Farfetch Ltd., Class A Shares*	2,047,682
293,105	FDM Group Holdings PLC	4,096,842
438,499	Future PLC	11,883,919
487,830	GB Group PLC	5,621,996
184,384	Halma PLC	5,820,427
240,792	HomeServe PLC	3,490,465
374,119	IMI PLC	6,818,817
82,360	Intertek Group PLC	6,142,956
5,764,457	Johnson Service Group PLC*	13,227,545
28,067	Linde PLC	6,927,390
66,833	London Stock Exchange Group PLC	8,950,863
123,088	Mortgage Advice Bureau Holdings Ltd.	1,578,876
309,651	Patisserie Holdings PLC*(c)(e)	4,313
148,250	Reckitt Benckiser Group PLC	12,395,123
246,503	Smith & Nephew PLC	4,754,211
103,465	Spectris PLC	4,370,970
59,326	Spirax-Sarco Engineering PLC	8,848,502
1,394,726	Strix Group PLC	4,930,703
177,391	THG PLC*	1,749,237
207,506	Unilever PLC	10,760,073
961,490	YouGov PLC(c)	12,828,527
	Total United Kingdom	203,043,292
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – 3.1%
53,782	Analog Devices Inc.	$8,380,311
30,974	ANSYS Inc.*	10,561,824
152,134	Cadence Design Systems Inc.*	21,464,586
97,677	Colgate-Palmolive Co.	7,345,311
123,673	DD3 Acquisition Corp. II Forward Shares*(c)(e)@	32,155
24,735	DD3 Acquisition Corp. II Founders Shares*(c)(e)@	184,523
1,830	DD3 Acquisition Corp. II Private Units*(c)(e)@	19,709
18,635	Nordson Corp.	3,585,560
102,902	Philip Morris International Inc.	8,645,826
17,435	Texas Instruments Inc.	3,003,528
34,500	Visa Inc., Class A Shares	7,327,455
50,020	Waste Connections Inc.	4,886,454
	Total United States	75,437,242
	TOTAL COMMON STOCKS (Cost – $1,553,273,064)	2,306,456,873
EXCHANGE TRADED FUNDS (ETFs) – 2.5%
United States – 2.5%
329,453	iShares Core MSCI EAFE	23,170,429
589,637	iShares Core MSCI Emerging Markets	38,167,203
	Total United States	61,337,632
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $48,486,947)	61,337,632
PREFERRED STOCK – 0.1%
United Kingdom – 0.1%
1,899	Roofoods Ltd. Series G*(c)(e)@ (Cost – $793,594)	1,666,850
WARRANT – 0.0%
Switzerland – 0.0%
96,408	Cie Financiere Richemont SA*(c) (Cost – $0)	33,917
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,602,553,605)	2,369,495,272
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 2.7%
TIME DEPOSITS – 2.7%
$14,111,608	ANZ National Bank – London, 0.000% due 3/1/21	$14,111,608
16,139,585	Barclays Bank PLC – London, 0.000% due 3/1/21	16,139,585
	Brown Brothers Harriman – Grand Cayman:
90,022CHF	(1.350)% due 3/1/21	98,969
849EUR	(0.710)% due 3/1/21	1,024
458DKK	(0.520)% due 3/1/21	74
1,813,763JPY	(0.320)% due 3/1/21	17,016
20NOK	(0.080)% due 3/1/21	2
157,301AUD	(0.060)% due 3/1/21	121,044
111GBP	0.000% due 3/1/21	155
5,406HKD	0.000% due 3/1/21	697
68,671CAD	0.010% due 3/1/21	53,974
4NZD	0.010% due 3/1/21	3
772SGD	0.050% due 3/1/21	579
404,355ZAR	2.800% due 3/1/21	26,714
	Citibank – London:
572,141EUR	(0.710)% due 3/1/21	690,288
70,138GBP	0.000% due 3/1/21	97,695
964,232HKD	Hong Kong & Shanghai Bank – Hong Kong, 0.000% due 3/1/21	124,314
	Skandinaviska Enskilda Banken AB – Stockholm:
1,696,580SEK	(0.290)% due 3/1/21	200,893
22,532,633	0.000% due 3/1/21	22,532,633
	Sumitomo Mitsui Banking Corp. – Tokyo:
85,070,088JPY	(0.320)% due 3/1/21	798,068
10,240,248	0.000% due 3/1/21	10,240,248
	TOTAL TIME DEPOSITS (Cost – $65,255,583)	65,255,583
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.8%
MONEY MARKET FUND – 1.8%
43,364,799	Federated Government Obligations Fund, Premier Class, 0.000%(f) (Cost – $43,364,799)	$43,364,799
	TOTAL INVESTMENTS – 101.9% (Cost – $1,711,173,987)	2,478,115,654
	Liabilities in Excess of Other Assets – (1.9)%	(45,448,652)
	TOTAL NET ASSETS – 100.0%	$2,432,667,002

†
Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (continued)

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $47,119,173 and represents 1.94% of net assets.

(c)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2021, amounts to $136,617,049 and represents 5.62% of net assets.

(d)
Security trades on the Hong Kong exchange.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
DD3 Acquisition Corp. II Forward Shares	12/10/20	$0	$32,155	0.00%
DD3 Acquisition Corp. II Founders Shares	12/10/20	215	184,523	0.01%
DD3 Acquisition Corp. II Private Units	12/10/20	18,304	19,709	0.00%
Roofoods Ltd. Series G	5/16/19	793,594	1,666,850	0.07%
Sarana Menara Nusantara Tbk PT	4/3/17	1,400	5,181,600	0.21%
Total			$7,084,837	0.29%
Abbreviations used in this schedule:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
PCL — Public Company Limited
PLC — Public Limited Company
Summary of Investments by Security Sector^ (Unaudited)
Consumer Non-cyclical	25.8%
Technology	17.5
Financial	13.8
Industrial	12.4
Communications	10.4
Consumer Cyclical	6.5
Basic Materials	5.1
Energy	1.4
Utilities	0.3
Exchange Traded Funds (ETFs)	2.5
Short-Term Investments	2.6
Money Market Fund	1.7
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations International Equity Fund (concluded)

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6	EUR 279,210	ASML Holding NV	GSC	3/19/21	EUR 460.00	$14,297
104	EUR 283,816	Erste Group Bank AG	JPM	3/19/21	EUR 29.00	4,141
108	CHF 602,640	Julius Baer Group Ltd.	GSC	6/18/21	CHF 64.00	6,293
36	EUR 282,384	Thales SA	JPM	3/19/21	EUR 82.00	5,646
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $36,501)				$30,377
At February 28, 2021, Destinations International Equity Fund had open forward foreign currency contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Japanese Yen	795,000,000	CITI	$7,472,997	8/19/21	$45,459	$—	$45,459
Japanese Yen	1,563,100,000	HSBC	14,693,134	8/19/21	97,534	—	97,534
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$142,993	$—	$142,993
Currency Abbreviations used in this schedule:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand
Counterparty Abbreviations used in this schedule:
CITI — Citigroup Global Markets Inc.
GSC — Goldman Sachs & Co.
HSBC — HSBC Bank USA
JPM — JPMorgan Chase & Co.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 88.1%
BASIC MATERIALS – 1.2%
Chemicals – 1.2%
27,161	DuPont de Nemours Inc.	$1,909,962
51,063	Nutrien Ltd.	2,756,832
	Total Chemicals	4,666,794
	TOTAL BASIC MATERIALS	4,666,794
COMMUNICATIONS – 12.7%
Advertising – 0.5%
130,300	Hakuhodo DY Holdings Inc.	2,144,061
Media – 0.8%
56,696	Comcast Corp., Class A Shares	2,989,013
Telecommunications – 11.4%
267,947	AT&T Inc.	7,473,042
183,850	BCE Inc.(a)	7,865,248
210,290	Cisco Systems Inc.	9,435,712
102,755	SK Telecom Co., Ltd., ADR	2,474,341
158,726	Verizon Communications Inc.	8,777,548
5,455,268	Vodafone Group PLC	9,271,864
	Total Telecommunications	45,297,755
	TOTAL COMMUNICATIONS	50,430,829
CONSUMER CYCLICAL – 5.9%
Auto Manufacturers – 0.5%
42,211	General Motors Co.	2,166,691
Distribution/Wholesale – 1.0%
181,800	Mitsui & Co., Ltd.	3,860,446
Home Builders – 0.9%
40,398	PulteGroup Inc.	1,822,354
804,995	Taylor Wimpey PLC*	1,767,133
	Total Home Builders	3,589,487
Retail – 2.9%
16,291	Darden Restaurants Inc.	2,237,243
18,200	Genuine Parts Co.	1,917,370
60,835	Industria de Diseno Textil SA	2,004,484
9,966	Lowe’s Cos., Inc.	1,592,068
1,428,010	Topsports International Holdings Ltd.	2,098,810
14,463	Walmart Inc.	1,879,033
	Total Retail	11,729,008
Toys/Games/Hobbies – 0.6%
3,780	Nintendo Co., Ltd.	2,296,121
	TOTAL CONSUMER CYCLICAL	23,641,753
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – 24.4%
Agriculture – 5.3%
221,250	British American Tobacco PLC	$7,659,792
159,968	Philip Morris International Inc.	13,440,511
	Total Agriculture	21,100,303
Beverages – 1.7%
50,786	Coca-Cola Co.	2,488,006
33,510	PepsiCo Inc.	4,329,157
	Total Beverages	6,817,163
Biotechnology – 2.4%
8,300	Amgen Inc.	1,866,836
125,500	Gilead Sciences Inc.	7,705,700
	Total Biotechnology	9,572,536
Cosmetics/Personal Care – 1.6%
122,478	Unilever PLC	6,368,483
Food – 1.9%
57,550	General Mills Inc.	3,165,825
72,700	Seven & i Holdings Co., Ltd.	2,753,318
916,000	Tingyi Cayman Islands Holding Corp.	1,839,924
	Total Food	7,759,067
Healthcare-Products – 0.5%
16,160	Medtronic PLC	1,890,235
Healthcare-Services – 1.4%
10,704	Anthem Inc.	3,245,346
31,769	Fresenius Medical Care AG & Co. KGaA	2,198,569
	Total Healthcare-Services	5,443,915
Household Products/Wares – 0.8%
23,750	Kimberly-Clark Corp.	3,047,838
Pharmaceuticals – 8.8%
111,701	AbbVie Inc.	12,034,666
15,505	AstraZeneca PLC	1,499,906
41,359	Bristol-Myers Squibb Co.	2,536,547
180,798	GlaxoSmithKline PLC	2,998,834
83,450	Merck & Co., Inc.	6,060,139
255,025	Pfizer Inc.	8,540,787
4,281	Roche Holding AG	1,402,291
	Total Pharmaceuticals	35,073,170
	TOTAL CONSUMER NON-CYCLICAL	97,072,710
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – 9.4%
Oil & Gas – 5.8%
134,943	Chevron Corp.	$13,494,300
175,350	Exxon Mobil Corp.	9,533,780
	Total Oil & Gas	23,028,080
Pipelines – 3.6%
242,100	Enbridge Inc.	8,178,463
152,737	Enterprise Products Partners LP	3,256,353
72,450	TC Energy Corp.	3,035,121
	Total Pipelines	14,469,937
	TOTAL ENERGY	37,498,017
FINANCIAL – 14.8%
Banks – 10.8%
296,772	Bank Leumi Le-Israel BM	1,815,544
53,252	Bank of America Corp.	1,848,377
87,725	Canadian Imperial Bank of Commerce	8,089,896
53,748	Citigroup Inc.	3,540,918
203,314	ING Groep NV	2,217,252
36,751	JPMorgan Chase & Co.	5,408,645
288,675	KeyCorp	5,813,914
234,673	Oversea-Chinese Banking Corp., Ltd.	1,933,688
27,808	PNC Financial Services Group Inc.	4,681,755
207,900	Regions Financial Corp.	4,288,977
62,935	Truist Financial Corp.	3,584,778
	Total Banks	43,223,744
Diversified Financial Services – 0.9%
10,581	Deutsche Boerse AG	1,730,428
77,075	Western Union Co.	1,789,681
	Total Diversified Financial Services	3,520,109
Equity Real Estate Investment Trusts (REITs) – 0.7%
61,375	National Retail Properties Inc.	2,690,680
Insurance – 2.4%
50,344	Ageas SA/NV	2,821,982
9,270	Allianz SE, Class Registered Shares	2,234,614
9,353	Everest Re Group Ltd.	2,261,649
5,654	Zurich Insurance Group AG	2,309,214
	Total Insurance	9,627,459
	TOTAL FINANCIAL	59,061,992
INDUSTRIAL – 4.6%
Aerospace/Defense – 1.1%
16,635	General Dynamics Corp.	2,719,323
17,894	Thales SA	1,693,450
	Total Aerospace/Defense	4,412,773
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Engineering & Construction – 0.5%
46,678	Bouygues SA	$1,889,999
Miscellaneous Manufacturers – 2.1%
21,275	3M Co.	3,724,402
14,741	Eaton Corp. PLC	1,919,131
17,411	Siemens AG, Class Registered Shares	2,688,395
	Total Miscellaneous Manufacturers	8,331,928
Transportation – 0.9%
73,769	Deutsche Post AG, Class Registered Shares	3,654,434
	TOTAL INDUSTRIAL	18,289,134
TECHNOLOGY – 5.3%
Computers – 1.0%
32,400	International Business Machines Corp.	3,853,332
Semiconductors – 2.8%
8,714	Broadcom Inc.	4,094,447
42,591	Infineon Technologies AG	1,849,898
30,857	Intel Corp.	1,875,489
52,936	Samsung Electronics Co., Ltd.	3,417,997
	Total Semiconductors	11,237,831
Software – 1.5%
15,103	Microsoft Corp.	3,509,635
41,294	Oracle Corp.	2,663,876
	Total Software	6,173,511
	TOTAL TECHNOLOGY	21,264,674
UTILITIES – 9.8%
Electric – 9.8%
28,650	American Electric Power Co., Inc.	2,144,452
60,375	Dominion Energy Inc.	4,124,820
82,380	Duke Energy Corp.	7,050,904
65,887	Evergy Inc.	3,533,520
607,399	National Grid PLC	6,822,515
197,550	PPL Corp.	5,173,835
43,225	Public Service Enterprise Group Inc.	2,326,802
140,160	Southern Co.	7,949,875
	Total Electric	39,126,723
	TOTAL UTILITIES	39,126,723
	TOTAL COMMON STOCKS
	(Cost – $320,263,657)	351,052,626
EXCHANGE TRADED FUNDS (ETFs) – 8.9%
684,557	iShares Core Dividend Growth	31,010,432
51,729	iShares Core High Dividend	4,632,849
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $27,880,863)	35,643,281
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
CONVERTIBLE PREFERRED STOCKS – 1.0%
CONSUMER NON-CYCLICAL – 0.3%
Healthcare-Products – 0.3%
16,270	Avantor Inc., 6.250%	$1,417,280
TECHNOLOGY – 0.7%
Semiconductors – 0.7%
1,750	Broadcom Inc., 8.000%	2,645,667
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost – $3,078,437)	4,062,947
EQUITY LINKED NOTE – 0.3%
FINANCIAL – 0.3%
Diversified Financial Services – 0.3%
22,825	Merrill Lynch International & Co.CV*(b) (Cost – $1,182,915)	1,221,773
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $352,405,872)	391,980,627
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
9,746EUR	Brown Brothers Harriman – Grand Cayman, (0.710)% due 3/1/21	11,758
$5,533,783	Skandinaviska Enskilda Banken AB – Stockholm, 0.000% due 3/1/21	5,533,783
	TOTAL TIME DEPOSITS (Cost – $5,545,541)	5,545,541
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 2.1%
MONEY MARKET FUND – 2.1%
8,305,200	Federated Government Obligations Fund, Premier Class, 0.000%(c) (Cost – $8,305,200)	$8,305,200
	TOTAL INVESTMENTS – 101.8% (Cost – $366,256,613)	405,831,368
	Liabilities in Excess of Other Assets – (1.8)%	(7,160,912)
	TOTAL NET ASSETS – 100.0%	$398,670,456

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $1,221,773 and represents 0.31% of net assets.

(c)
Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Equity Income Fund (concluded)

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

LP
 —    Limited Partnership

PLC
 —    Public Limited Company

Summary of Investments by Security Sector^ (Unaudited)
Consumer Non-cyclical	24.3%
Financial	14.9
Communications	12.4
Utilities	9.6
Energy	9.2
Technology	5.9
Consumer Cyclical	5.8
Industrial	4.5
Basic Materials	1.1
Exchange Traded Funds (ETFs)	8.8
Short-Term Investments	1.4
Money Market Fund	2.1
100.0%

^
As a percentage of total investments.

Currency Abbreviations used in this schedule:
EUR
 —    Euro

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – 26.9%
Basic Materials – 0.4%
$255,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 1.850% due 5/15/27	$263,691
210,000	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	221,619
200,000	Braskem Idesa SAPI, Senior Secured Notes, 7.450% due 11/15/29(a)	200,500
700,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(a)(b)	791,350
800,000	CSN Islands XII Corp., Company Guaranteed Notes, 7.000%(c)	805,440
	DuPont de Nemours Inc., Senior Unsecured Notes:
1,270,000	4.205% due 11/15/23	1,392,055
175,000	5.419% due 11/15/48	233,433
410,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(a)	448,454
95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(a)	100,700
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(a)	144,625
215,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 4.250% due 12/15/25(a)	217,692
400,000	LYB International Finance III LLC, Company Guaranteed Notes, 3.800% due 10/1/60	403,481
600,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	665,604
85,000	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(a)	88,587
	POSCO, Senior Unsecured Notes:
600,000	2.375% due 1/17/23	617,258
300,000	2.750% due 7/15/24	318,208
550,000	Sherwin-Williams Co., Senior Unsecured Notes, 3.300% due 5/15/50	559,538
925,000	Vale Overseas Ltd., Company Guaranteed Notes, 3.750% due 7/8/30	983,090
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(a)	363,200
800,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	678,000
	Total Basic Materials	9,496,525
Communications – 3.1%
865,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 3.400% due 12/6/27	947,011
	Alphabet Inc., Senior Unsecured Notes:
1,290,000	2.050% due 8/15/50	1,110,827
475,000	2.250% due 8/15/60	401,713
370,000	Amazon.com Inc., Senior Unsecured Notes, 2.800% due 8/22/24	398,007
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	50,416
	AT&T Inc., Senior Unsecured Notes:
6,261,000	2.750% due 6/1/31	6,354,355
470,000	2.250% due 2/1/32	451,268
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$1,070,000	2.550% due 12/1/33(a)	$1,033,696
900,000	3.650% due 6/1/51	872,289
225,000	3.300% due 2/1/52	203,640
1,565,000	3.500% due 2/1/61	1,405,741
150,000	Avaya Inc., Senior Secured Notes, 6.125% due 9/15/28(a)	161,438
	Baidu Inc., Senior Unsecured Notes:
200,000	1.720% due 4/9/26	199,506
200,000	3.425% due 4/7/30	213,839
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
265,000	4.750% due 3/1/30(a)	276,580
125,000	4.500% due 8/15/30(a)	129,437
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	124,062
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
410,000	4.908% due 7/23/25	468,045
360,000	4.200% due 3/15/28	403,550
570,000	2.300% due 2/1/32	546,174
6,745,000	4.800% due 3/1/50	7,417,357
15,000	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.750% due 4/15/28(a)	15,225
	Comcast Corp., Company Guaranteed Notes:
3,230,000	3.750% due 4/1/40	3,645,910
320,000	4.700% due 10/15/48	405,965
100,000	CommScope Inc., Senior Secured Notes, 6.000% due 3/1/26(a)	105,125
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(a)	83,264
610,000	Cox Communications Inc., Senior Unsecured Notes, 8.375% due 3/1/39(a)	1,036,227
2,306,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(a)	2,612,762
	CSC Holdings LLC, Senior Unsecured Notes:
295,000	5.750% due 1/15/30(a)	314,824
200,000	4.625% due 12/1/30(a)	199,446
	Digicel Group 0.5 Ltd.:
52,337	Senior Unsecured Notes, 8.000% due 4/1/25(a)(d)	42,655
78,040	Subordinated Notes, 7.000%(a)(c)(d)	51,311
	Discovery Communications LLC, Company Guaranteed Notes:
60,000	5.300% due 5/15/49	74,735
1,120,000	4.650% due 5/15/50	1,298,258
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$130,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	$154,538
105,000	Endurance Acquisition Merger Sub, Senior Unsecured Notes, 6.000% due 2/15/29(a)	101,850
550,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	589,974
	Frontier Communications Corp.:
	Senior Secured Notes:
45,000	5.875% due 10/15/27(a)	48,150
90,000	5.000% due 5/1/28(a)	92,673
	Senior Unsecured Notes:
45,000	8.500% due 4/15/20(e)(f)	24,638
100,000	7.125% due 1/15/23(e)(f)	53,250
60,000	Secured Notes, 6.750% due 5/1/29(a)	62,832
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(a)	139,556
185,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., Senior Secured Notes, 9.875% due 5/1/24(a)	195,184
190,000	Gray Television Inc., Company Guaranteed Notes, 7.000% due 5/15/27(a)	207,575
120,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(a)	22,800
25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	26,510
110,000	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 5.500% due 8/1/23(f)	69,850
85,000	Lamar Media Corp., Company Guaranteed Notes, 3.625% due 1/15/31(a)	83,991
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(a)	39,900
65,000	LogMeIn Inc., Senior Secured Notes, 5.500% due 9/1/27(a)	67,925
	Lumen Technologies Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(a)	127,775
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(a)	140,737
65,000	Match Group Holdings II LLC, Senior Unsecured Notes, 4.625% due 6/1/28(a)	67,482
440,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	448,270
	Radiate Holdco LLC/Radiate Finance Inc.:
110,000	Senior Secured Notes, 4.500% due 9/15/26(a)	111,375
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(a)	42,000
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(a)	49,106
125,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	130,250
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	611,754
1,976,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	2,292,891
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$80,000	Switch Ltd., Company Guaranteed Notes, 3.750% due 9/15/28(a)	$81,500
5,478,000	TD Ameritrade Holding Corp., Senior Unsecured Notes, 2.750% due 10/1/29	5,827,299
300,000	Telefonica Emisiones SA, Company Guaranteed Notes, 4.895% due 3/6/48	348,947
130,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(a)	134,164
500,000	Tencent Holdings Ltd., Senior Unsecured Notes, 2.390% due 6/3/30(a)	496,702
55,000	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	58,919
	T-Mobile USA Inc.:
	Senior Secured Notes:
650,000	3.500% due 4/15/25(a)	702,800
2,595,000	3.875% due 4/15/30(a)	2,852,995
2,485,000	3.000% due 2/15/41(a)	2,330,259
95,000	4.500% due 4/15/50(a)	105,579
40,000	Company Guaranteed Notes, 2.875% due 2/15/31	39,250
35,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	36,605
	Uber Technologies Inc., Company Guaranteed Notes:
130,000	8.000% due 11/1/26(a)	140,446
70,000	7.500% due 9/15/27(a)	76,563
	Verizon Communications Inc., Senior Unsecured Notes:
9,261,000	1.750% due 1/20/31	8,826,194
3,890,000	4.500% due 8/10/33	4,639,329
120,000	2.650% due 11/20/40	112,141
1,730,000	ViacomCBS Inc., Senior Unsecured Notes, 4.950% due 1/15/31	2,083,027
165,000	ViaSat Inc., Senior Unsecured Notes, 6.500% due 7/15/28(a)	176,204
280,000	Vodafone Group PLC, Senior Unsecured Notes, 4.250% due 9/17/50	314,021
65,000	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	67,022
	Total Communications	68,507,460
Consumer Cyclical – 2.1%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	147,661
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	5,567,118
	Asbury Automotive Group Inc., Company Guaranteed Notes:
38,000	4.500% due 3/1/28	39,140
38,000	4.750% due 3/1/30	39,805
	AutoZone Inc., Senior Unsecured Notes:
365,000	3.625% due 4/15/25	401,347
1,702,000	1.650% due 1/15/31	1,609,807
265,000	Bally’s Corp., Company Guaranteed Notes, 6.750% due 6/1/27(a)	283,696
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$215,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(a)	$216,907
215,000	Boyd Gaming Corp., Company Guaranteed Notes, 4.750% due 12/1/27	218,565
165,000	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(a)	174,693
200,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	198,760
	Carnival Corp.:
65,000	Senior Secured Notes, 11.500% due 4/1/23(a)	74,113
80,000	Senior Unsecured Notes, 5.750% due 3/1/27(a)	81,212
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(a)	67,762
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	280,700
115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27	122,475
693,946	Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	712,254
45,000	Dana Inc., Senior Unsecured Notes, 5.375% due 11/15/27	47,025
110,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(a)	117,700
50,000	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(a)	58,251
85,000	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	94,387
425,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	468,081
420,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	467,269
200,000	Falabella SA, Senior Unsecured Notes, 3.750% due 4/30/23	210,652
	Ford Motor Co., Senior Unsecured Notes:
70,000	9.000% due 4/22/25	84,684
170,000	7.450% due 7/16/31	220,362
35,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	37,100
800,000	General Motors Co., Senior Unsecured Notes, 6.125% due 10/1/25	952,376
800,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 1.228% (3-Month USD-LIBOR + 0.990%) due 1/5/23(b)	808,095
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	111,465
	Golden Nugget Inc.:
50,000	Company Guaranteed Notes, 8.750% due 10/1/25(a)	53,087
280,000	Senior Unsecured Notes, 6.750% due 10/15/24(a)	284,726
50,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	50,500
	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
10,000	5.375% due 5/1/25(a)	10,518
10,000	5.750% due 5/1/28(a)	10,831
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
	Home Depot Inc., Senior Unsecured Notes:
$860,000	1.375% due 3/15/31	$815,522
1,190,000	3.300% due 4/15/40	1,289,057
375,000	3.900% due 6/15/47	431,590
430,000	Hyundai Capital America, Senior Unsecured Notes, 3.000% due 2/10/27(a)	456,644
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	164,688
	IRB Holding Corp.:
230,000	Company Guaranteed Notes, 6.750% due 2/15/26(a)	236,900
100,000	Senior Secured Notes, 7.000% due 6/15/25(a)	108,531
100,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	101,500
340,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	360,125
100,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	101,396
165,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 6.375% due 2/1/24(a)	168,417
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(a)	317,750
1,930,000	Lowe’s Cos. Inc., Senior Unsecured Notes, 1.700% due 10/15/30	1,856,028
80,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(a)	81,790
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	136,386
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(a)	145,425
	McDonald’s Corp., Senior Unsecured Notes:
170,000	3.350% due 4/1/23	179,943
815,000	4.200% due 4/1/50	956,765
160,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	174,800
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	128,700
85,000	NCL Corp., Ltd, Company Guaranteed Notes, 5.875% due 3/15/26(a)	85,408
220,000	NCL Corp., Ltd., Senior Unsecured Notes, 3.625% due 12/15/24(a)	205,634
200,000	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	210,018
140,000	PetSmart Inc., Company Guaranteed Notes, 7.125% due 3/15/23(a)	140,252
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	258,540
35,000	Real Hero Merger Sub 2 Inc., Senior Unsecured Notes, 6.250% due 2/1/29(a)	36,050
80,000	Scientific Games International Inc., Company Guaranteed Notes, 8.250% due 3/15/26(a)	84,802
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	$164,354
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(a)	280,230
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	7,322,856
	Staples Inc.:
130,000	Senior Secured Notes, 7.500% due 4/15/26(a)	130,286
55,000	Senior Unsecured Notes, 10.750% due 4/15/27(a)	52,525
305,000	Starbucks Corp., Senior Unsecured Notes, 3.800% due 8/15/25	340,471
4,750,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	5,627,345
2,229,167	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	2,187,929
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(a)	346,572
50,000	Senior Secured Notes, 13.000% due 5/15/25(a)	58,863
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(a)	4,994,817
114,000	Wolverine Escrow LLC, Senior Secured Notes, 9.000% due 11/15/26(a)	112,290
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	142,800
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	135,642
	Total Consumer Cyclical	45,452,765
Consumer Non-cyclical – 3.6%
	AbbVie Inc., Senior Unsecured Notes:
695,000	3.450% due 3/15/22	713,419
450,000	3.850% due 6/15/24	491,786
380,000	2.950% due 11/21/26	410,830
535,000	3.200% due 11/21/29	578,396
6,678,000	4.250% due 11/21/49	7,709,537
300,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(a)	293,868
120,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	113,100
1,465,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(a)	1,576,429
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(a)	137,674
255,000	Senior Unsecured Notes, 9.750% due 7/15/27(a)	281,403
	Altria Group Inc., Company Guaranteed Notes:
340,000	2.350% due 5/6/25	355,323
129,000	4.800% due 2/14/29	151,273
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$330,000	2.450% due 2/4/32	$320,396
1,135,000	3.875% due 9/16/46	1,107,270
	Amgen Inc., Senior Unsecured Notes:
340,000	2.200% due 2/21/27	354,868
450,000	2.450% due 2/21/30	463,139
1,815,000	2.300% due 2/25/31	1,828,961
3,500,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.900% due 2/1/46	4,209,749
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	4.439% due 10/6/48	386,059
345,000	5.550% due 1/23/49	448,925
1,180,000	4.750% due 4/15/58	1,402,799
	Anthem Inc., Senior Unsecured Notes:
435,000	3.300% due 1/15/23	457,255
780,000	3.500% due 8/15/24	850,348
415,000	5.100% due 1/15/44	538,803
355,000	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	394,498
	B&G Foods Inc., Company Guaranteed Notes:
105,000	5.250% due 4/1/25	107,667
85,000	5.250% due 9/15/27	89,188
	BAT Capital Corp., Company Guaranteed Notes:
1,170,000	2.259% due 3/25/28	1,170,184
905,000	2.726% due 3/25/31	895,668
705,000	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	706,728
	Bausch Health Cos. Inc.:
	Company Guaranteed Notes:
120,000	6.250% due 2/15/29(a)	127,884
135,000	5.250% due 1/30/30(a)	137,254
65,000	Senior Secured Notes, 7.000% due 3/15/24(a)	66,411
280,000	Baxter International Inc., Senior Unsecured Notes, 3.950% due 4/1/30(a)	322,232
	Bayer US Finance II LLC, Company Guaranteed Notes:
210,000	4.250% due 12/15/25(a)	236,509
400,000	4.875% due 6/25/48(a)	499,078
	Becton Dickinson & Co., Senior Unsecured Notes:
692,000	2.894% due 6/6/22	711,942
335,000	3.363% due 6/6/24	361,812
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$360,000	2.823% due 5/20/30	$379,774
	Boston Scientific Corp., Senior Unsecured Notes:
1,615,000	3.750% due 3/1/26	1,802,931
4,779,000	2.650% due 6/1/30	4,947,786
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
71,000	2.900% due 7/26/24	76,535
780,000	0.750% due 11/13/25	776,212
460,000	2.550% due 11/13/50	423,147
	Catalent Pharma Solutions Inc., Company Guaranteed Notes:
100,000	5.000% due 7/15/27(a)	105,250
80,000	3.125% due 2/15/29(a)	79,038
	Centene Corp., Senior Unsecured Notes:
80,000	3.000% due 10/15/30	81,256
80,000	2.500% due 3/1/31	77,376
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
95,000	6.000% due 1/15/29(a)	100,700
85,000	4.750% due 2/15/31(a)	83,354
70,000	Secured Notes, 6.875% due 4/15/29(a)	71,851
	Cigna Corp., Company Guaranteed Notes:
460,000	1.131% (3-Month USD-LIBOR + 0.890%) due 7/15/23(b)	466,100
280,000	3.050% due 10/15/27	306,673
340,000	4.900% due 12/15/48	429,709
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	346,189
1,220,000	Conagra Brands Inc., Senior Unsecured Notes, 1.375% due 11/1/27	1,194,240
	Constellation Brands Inc.:
	Company Guaranteed Notes:
1,170,000	3.600% due 2/15/28	1,307,442
280,000	3.150% due 8/1/29	300,273
160,000	Senior Unsecured Notes, 2.875% due 5/1/30	168,268
	CVS Health Corp., Senior Unsecured Notes:
947,000	4.780% due 3/25/38	1,154,229
885,000	5.050% due 3/25/48	1,117,740
1,295,536	CVS Pass-Through Trust, Pass-Thru Certificates, 6.943% due 1/10/30	1,567,325
85,000	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	86,487
1,265,000	Diageo Capital PLC, Company Guaranteed Notes, 2.000% due 4/29/30	1,269,542
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$60,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	$60,844
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	67,575
20,000	4.750% due 2/1/30	21,157
165,000	4.625% due 4/1/31	175,271
510,000	Equifax Inc., Senior Unsecured Notes, 2.600% due 12/15/25	541,183
140,000	ERAC USA Finance LLC, Company Guaranteed Notes, 7.000% due 10/15/37(a)	207,915
235,000	Estee Lauder Cos. Inc., Senior Unsecured Notes, 2.600% due 4/15/30	248,998
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(a)	218,350
200,000	Senior Unsecured Notes, 8.750% due 5/15/25(a)	207,500
670,000	General Mills Inc., Senior Unsecured Notes, 2.875% due 4/15/30	709,799
	Gilead Sciences Inc., Senior Unsecured Notes:
170,000	2.500% due 9/1/23	177,985
1,285,000	1.650% due 10/1/30	1,235,603
925,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	1,026,660
795,000	Global Payments Inc., Senior Unsecured Notes, 2.900% due 5/15/30	830,253
200,000	HCA Inc., Senior Secured Notes, 4.125% due 6/15/29	225,762
160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(a)	166,000
105,000	Hill-Rom Holdings Inc., Company Guaranteed Notes, 4.375% due 9/15/27(a)	109,463
70,000	Jaguar Holding Co. II/PPD Development LP, Company Guaranteed Notes, 5.000% due 6/15/28(a)	74,200
435,000	Johnson & Johnson, Senior Unsecured Notes, 3.550% due 3/1/36	508,379
	Kraft Heinz Foods Co., Company Guaranteed Notes:
150,000	5.000% due 7/15/35	181,475
4,167,000	4.625% due 10/1/39(a)	4,785,868
420,000	5.200% due 7/15/45	504,729
	Kronos Acquisition Holdings Inc./KIK Custom Products Inc.:
115,000	Company Guaranteed Notes, 7.000% due 12/31/27(a)	113,821
215,000	Senior Secured Notes, 5.000% due 12/31/26(a)	221,386
840,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	917,808
145,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	144,142
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	$76,313
105,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	105,525
725,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	681,239
240,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	238,200
264,000	New York & Presbyterian Hospital, Unsecured Notes, 4.763% due 8/1/16	331,298
	Novartis Capital Corp., Company Guaranteed Notes:
1,315,000	2.000% due 2/14/27	1,373,335
355,000	2.200% due 8/14/30	366,576
	Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, Senior Unsecured Notes:
17,000	7.375% due 6/1/25(a)	18,211
129,000	7.250% due 2/1/28(a)	140,933
725,000	PepsiCo Inc., Senior Unsecured Notes, 3.625% due 3/19/50	819,645
960,000	Pfizer Inc., Senior Unsecured Notes, 1.700% due 5/28/30	947,122
775,000	Philip Morris International Inc., Senior Unsecured Notes, 2.100% due 5/1/30	771,971
45,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 12/15/29(a)	48,432
400,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.125% due 9/5/29	405,202
320,000	Quest Diagnostics Inc., Senior Unsecured Notes, 2.800% due 6/30/31	336,888
160,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	173,200
	Royalty Pharma PLC, Company Guaranteed Notes:
1,810,000	2.200% due 9/2/30(a)	1,780,810
445,000	3.300% due 9/2/40(a)	448,071
245,000	3.550% due 9/2/50(a)	240,745
180,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	186,300
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	88,969
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(a)	233,200
305,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	326,350
425,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(a)	469,723
	Spectrum Brands Inc., Company Guaranteed Notes:
130,000	5.000% due 10/1/29(a)	138,450
80,000	3.875% due 3/15/31(a)	79,079
310,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	319,889
	Sysco Corp., Company Guaranteed Notes:
200,000	3.250% due 7/15/27	219,853
225,000	3.300% due 2/15/50	222,245
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$200,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	$196,765
	Tenet Healthcare Corp.:
	Senior Secured Notes:
190,000	4.875% due 1/1/26(a)	196,401
80,000	5.125% due 11/1/27(a)	83,857
255,000	Company Guaranteed Notes, 6.125% due 10/1/28(a)	268,439
200,000	Secured Notes, 6.250% due 2/1/27(a)	211,100
135,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	141,413
	United Rentals North America Inc., Company Guaranteed Notes:
15,000	5.250% due 1/15/30	16,500
25,000	3.875% due 2/15/31	25,566
	UnitedHealth Group Inc., Senior Unsecured Notes:
1,270,000	2.375% due 8/15/24	1,348,212
800,000	3.500% due 8/15/39	884,539
	US Foods Inc.:
15,000	Senior Secured Notes, 6.250% due 4/15/25(a)	15,956
75,000	Senior Unsecured Notes, 4.750% due 2/15/29(a)	76,061
130,000	Viatris Inc., Company Guaranteed Notes, 1.650% due 6/22/25(a)	131,978
145,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(a)	152,975
	Total Consumer Non-cyclical	78,747,754
Energy – 2.2%
15,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	15,600
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	105,394
	Apache Corp., Senior Unsecured Notes:
70,000	4.625% due 11/15/25	72,537
135,000	4.375% due 10/15/28	137,025
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(a)	621,963
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(a)	59,137
	BP Capital Markets America Inc., Company Guaranteed Notes:
300,000	3.633% due 4/6/30	335,485
255,000	2.939% due 6/4/51	233,065
445,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.950% due 1/15/23	463,328
5,250,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	5,750,274
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$185,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 5.625% due 10/1/26	$192,233
85,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	90,739
180,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(a)	185,400
40,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(a)	41,850
361,120	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	379,078
90,000	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 6.625% due 7/15/25(a)	94,597
	Energy Transfer Operating LP, Company Guaranteed Notes:
220,000	4.750% due 1/15/26	246,034
1,260,000	4.900% due 3/15/35	1,368,229
345,000	5.950% due 10/1/43	392,007
1,020,000	6.250% due 4/15/49	1,219,711
	Enterprise Products Operating LLC, Company Guaranteed Notes:
420,000	3.750% due 2/15/25	461,369
6,000,000	4.150% due 10/16/28	6,900,489
1,010,000	4.800% due 2/1/49	1,182,074
	EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	6.500% due 7/1/27(a)	53,635
85,000	4.750% due 1/15/31(a)	81,919
80,000	EQT Corp., Senior Unsecured Notes, 8.500% due 2/1/30	104,635
630,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	690,904
135,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	122,850
	Exxon Mobil Corp., Senior Unsecured Notes:
295,000	2.992% due 3/19/25	318,118
570,000	4.227% due 3/19/40	655,188
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
400,000	2.160% due 3/31/34(a)	395,534
700,000	2.940% due 9/30/40(a)	689,974
500,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	522,500
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(a)	164,500
1,100,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	904,750
175,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25(f)	160,344
220,000	Halliburton Co., Senior Unsecured Notes, 2.920% due 3/1/30	225,897
620,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	817,261
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Hess Midstream Operations LP, Company Guaranteed Notes:
$160,000	5.625% due 2/15/26(a)	$165,741
145,000	5.125% due 6/15/28(a)	149,350
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	198,312
600,000	Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.625% due 8/2/21	611,379
85,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 5.375% due 2/1/29(a)	84,575
560,000	Marathon Petroleum Corp., Senior Unsecured Notes, 4.700% due 5/1/25	636,947
	MEG Energy Corp., Company Guaranteed Notes:
175,000	7.125% due 2/1/27(a)	183,697
20,000	5.875% due 2/1/29(a)	20,306
120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(a)	99,600
	MPLX LP, Senior Unsecured Notes:
4,438,000	1.330% (3-Month USD-LIBOR + 1.100%) due 9/9/22(b)	4,441,019
225,000	1.750% due 3/1/26	226,732
315,000	4.125% due 3/1/27	352,702
210,000	4.000% due 3/15/28	234,657
635,000	4.700% due 4/15/48	694,802
140,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	144,342
90,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	73,913
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	282,641
	Occidental Petroleum Corp., Senior Unsecured Notes:
95,000	8.000% due 7/15/25	110,259
275,000	3.500% due 8/15/29	262,974
225,000	6.625% due 9/1/30	255,938
205,000	6.125% due 1/1/31	229,026
	ONEOK Inc., Company Guaranteed Notes:
200,000	5.850% due 1/15/26	236,760
230,000	3.100% due 3/15/30	235,233
400,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	405,460
80,000	Ovintiv Inc., Company Guaranteed Notes, 7.375% due 11/1/31	103,287
140,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(a)	136,850
205,000	Parkland Corp., Company Guaranteed Notes, 5.875% due 7/15/27(a)	217,813
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$210,000	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/27(a)	$230,213
40,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	25,400
66,118	Peabody Energy Corp., Senior Secured Notes, 8.500% due 12/31/24(a)(d)	39,010
450,000	Pertamina Persero PT, Senior Unsecured Notes, 4.300% due 5/20/23	477,578
65,691	PIC AU Holdings LLC/PIC AU Holdings Corp., Senior Secured Notes, 10.000% due 12/31/24(a)	58,465
280,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 1.125% due 1/15/26	277,770
200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 2.587% due 6/10/27(a)	208,431
145,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	153,845
110,000	Rattler Midstream LP, Company Guaranteed Notes, 5.625% due 7/15/25(a)	114,675
500,000	Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	521,535
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
320,000	5.000% due 3/15/27	372,045
200,000	4.500% due 5/15/30(a)(e)	228,757
200,000	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.250% due 11/24/30(a)	196,280
3,530,000	Schlumberger Investment SA, Company Guaranteed Notes, 2.650% due 6/26/30	3,670,785
140,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(a)	145,292
330,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 3.900% due 7/15/26	358,547
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
105,000	6.000% due 4/15/27	109,300
55,000	4.500% due 5/15/29(a)	55,000
240,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.875% due 2/1/31(a)	246,120
415,000	Total Capital International SA, Company Guaranteed Notes, 3.386% due 6/29/60	416,637
415,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 5.100% due 3/15/49	514,755
50,000	Transocean Inc., Company Guaranteed Notes, 11.500% due 1/30/27(a)	40,985
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	280,500
550,000	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(a)	563,068
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	341,250
	Valero Energy Corp., Senior Unsecured Notes:
295,000	2.850% due 4/15/25	311,294
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$450,000	2.150% due 9/15/27	$449,878
60,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/23(a)	59,850
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	131,563
4,000	Weatherford International Ltd., Company Guaranteed Notes, 11.000% due 12/1/24(a)	3,929
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	4.350% due 2/1/25	153,543
155,000	5.300% due 2/1/30	167,984
215,000	Williams Cos. Inc., Senior Unsecured Notes, 3.750% due 6/15/27	238,458
	WPX Energy Inc., Senior Unsecured Notes:
120,000	5.875% due 6/15/28	131,266
90,000	4.500% due 1/15/30	95,652
	Total Energy	48,639,602
Financial – 9.0%
95,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 4.250% due 2/15/29(a)	93,357
430,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	455,149
590,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	556,127
135,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	140,148
515,000	American Express Co., Senior Unsecured Notes, 4.200% due 11/6/25	588,841
1,575,000	American International Group Inc., Senior Unsecured Notes, 2.500% due 6/30/25	1,665,120
1,590,000	American Tower Corp., Senior Unsecured Notes, 1.500% due 1/31/28	1,555,421
3,700,000	American Tower Trust #1, Asset Backed, 3.070% due 3/15/23(a)	3,745,856
	AssuredPartners Inc., Senior Unsecured Notes:
160,000	7.000% due 8/15/25(a)	163,590
25,000	5.625% due 1/15/29(a)	25,125
	Avolon Holdings Funding Ltd.:
155,000	Company Guaranteed Notes, 3.250% due 2/15/27(a)	157,807
295,000	Senior Unsecured Notes, 2.125% due 2/21/26(a)	284,412
300,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(a)	299,610
	Banco de Credito del Peru, Subordinated Notes:
200,000	6.125% (3-Month USD-LIBOR + 7.043%) due 4/24/27(b)	209,252
250,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	255,125
200,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)(b)	204,100
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	$832,000
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(a)(b)	198,500
600,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(b)	621,000
	Banco Macro SA, Subordinated Notes:
200,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)(b)	163,002
650,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(b)	529,757
600,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%)(b)(c)	674,640
500,000	Bangkok Bank PCL, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.729%)(b)(c)	528,750
	Bank of America Corp., Senior Unsecured Notes:
2,375,000	2.456% (3-Month USD-LIBOR + 0.870%) due 10/22/25(b)	2,511,860
1,535,000	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(b)	1,698,373
885,000	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(b)	995,806
1,000,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(b)	1,139,134
690,000	1.898% (SOFR rate + 1.530%) due 7/23/31(b)	668,615
6,075,000	1.922% (SOFR rate + 1.370%) due 10/24/31(b)	5,897,288
2,345,000	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(b)	2,725,821
	Bank of New York Mellon Corp., Senior Unsecured Notes:
455,000	2.100% due 10/24/24	480,234
555,000	2.450% due 8/17/26	591,083
420,000	Bank of Nova Scotia, Senior Unsecured Notes, 3.400% due 2/11/24	454,548
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.375% due 1/12/26	5,657,392
1,045,000	BBVA USA, Senior Unsecured Notes, 2.500% due 8/27/24	1,103,716
1,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	1,042,500
525,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.200% due 8/15/48	632,326
1,170,000	BlackRock Inc., Senior Unsecured Notes, 1.900% due 1/28/31	1,162,801
	BNP Paribas SA, Senior Unsecured Notes:
935,000	2.219% (SOFR rate + 2.074%) due 6/9/26(a)(b)	969,145
495,000	1.323% (SOFR rate + 1.004%) due 1/13/27(a)(b)	490,300
	Boston Properties LP, Senior Unsecured Notes:
825,000	3.650% due 2/1/26	916,775
3,000,000	2.750% due 10/1/26	3,212,460
2,983,000	3.400% due 6/21/29	3,225,598
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 4.050% due 7/1/30	$221,484
310,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	309,974
	CIMB Bank Bhd, Senior Unsecured Notes:
200,000	3.263% due 3/15/22	204,866
200,000	1.005% (3-Month USD-LIBOR + 0.780%) due 10/9/24(b)	200,145
	Citigroup Inc., Senior Unsecured Notes:
805,000	2.876% (3-Month USD-LIBOR + 0.950%) due 7/24/23(b)	831,672
5,000,000	3.106% (SOFR rate + 2.842%) due 4/8/26(b)	5,376,116
815,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(b)	907,253
1,670,000	4.412% (SOFR rate + 3.914%) due 3/31/31(b)	1,942,700
180,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	210,534
5,000,000	Credit Suisse Group AG, Senior Unsecured Notes, 4.194% (SOFR rate + 3.730%) due 4/1/31(a)(b)	5,698,731
300,000	Credito Real SAB de CV SOFOM ER, Company Guaranteed Notes, 9.500% due 2/7/26(a)	329,490
	Crown Castle International Corp., Senior Unsecured Notes:
3,000,000	3.800% due 2/15/28	3,333,325
395,000	4.300% due 2/15/29	451,924
	DBS Group Holdings Ltd.:
500,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(b)(c)	505,000
200,000	Senior Unsecured Notes, 0.838% (3-Month USD-LIBOR + 0.620%) due 7/25/22(b)	201,016
300,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(b)	326,682
400,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	451,901
115,000	Equinix Inc., Senior Unsecured Notes, 1.800% due 7/15/27	115,650
6,017,000	ERP Operating LP, Senior Unsecured Notes, 3.375% due 6/1/25	6,547,994
555,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.375% due 1/28/25	582,311
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(a)	6,514,371
900,000	GE Capital Funding LLC, Company Guaranteed Notes, 4.400% due 5/15/30(a)	1,032,903
	Gilex Holding SARL, Senior Secured Notes:
200,000	8.500% due 5/2/23(a)	208,752
450,000	8.500% due 5/2/23	469,692
202,068	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(a)(d)	187,539
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$260,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	$297,084
	Goldman Sachs Group Inc., Senior Unsecured Notes:
1,150,000	2.905% (3-Month USD-LIBOR + 0.990%) due 7/24/23(b)	1,188,744
6,360,000	3.500% due 4/1/25	6,955,930
920,000	1.364% (3-Month USD-LIBOR + 1.170%) due 5/15/26(b)	942,316
540,000	3.500% due 11/16/26	594,746
300,000	1.992% (SOFR rate + 1.090%) due 1/27/32(b)	293,278
590,000	6.250% due 2/1/41	867,017
	HSBC Holdings PLC, Senior Unsecured Notes:
1,950,000	3.033% (3-Month USD-LIBOR + 0.923%) due 11/22/23(b)	2,033,983
800,000	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(b)	922,152
1,400,000	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(b)	1,564,522
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(a)	71,400
100,000	4.500% due 2/15/31(a)	99,270
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	107,756
200,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 4.625% (5-Year CMT Index + 3.222%)(b)(c)	188,690
	JPMorgan Chase & Co., Senior Unsecured Notes:
2,760,000	3.300% due 4/1/26	3,032,932
4,170,000	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(b)	4,690,641
730,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(b)	806,713
5,817,000	2.522% (SOFR rate + 2.040%) due 4/22/31(b)	5,975,430
500,000	Kasikornbank PCL, Junior Subordinated Notes, 5.275% (5-Year CMT Index + 4.940%)(b)(c)	527,500
575,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	601,916
875,000	Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	937,888
900,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	916,245
6,500,000	Manufacturers & Traders Trust Co., Subordinated Notes, 0.865% (3-Month USD-LIBOR + 0.640%) due 12/1/21(b)	6,500,000
555,000	Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 4.750% due 3/15/39	704,054
	Massachusetts Mutual Life Insurance Co., Subordinated Notes:
440,000	3.375% due 4/15/50(a)	450,112
150,000	3.729% due 10/15/70(a)	156,872
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$470,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 0.928% (3-Month USD-LIBOR + 0.740%) due 3/2/23(b)	$474,484
	Morgan Stanley, Senior Unsecured Notes:
875,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(b)	934,226
2,145,000	3.700% due 10/23/24	2,367,444
5,031,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(b)	5,622,184
3,600,000	2.699% (SOFR rate + 1.143%) due 1/22/31(b)	3,741,552
675,000	1.928% (SOFR rate + 1.020%) due 4/28/32(b)	655,574
	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes:
30,000	6.000% due 1/15/27(a)	31,500
150,000	5.500% due 8/15/28(a)	154,125
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	98,000
140,000	New York Life Insurance Co., Subordinated Notes, 3.750% due 5/15/50(a)	155,608
	NFP Corp.:
20,000	Senior Secured Notes, 7.000% due 5/15/25(a)	21,350
135,000	Senior Unsecured Notes, 6.875% due 8/15/28(a)	139,412
400,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(a)	400,493
450,000	NTT Finance Corp., Company Guaranteed Notes, 1.162% due 4/3/26(a)	447,980
725,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(a)	811,300
3,185,000	Office Properties Income Trust, Senior Unsecured Notes, 4.250% due 5/15/24	3,366,320
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	132,825
40,000	6.625% due 1/15/28	45,488
90,000	5.375% due 11/15/29	94,950
800,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	880,373
	PennyMac Financial Services Inc., Company Guaranteed Notes:
95,000	5.375% due 10/15/25(a)	99,275
50,000	4.250% due 2/15/29(a)	49,386
500,000	PNC Bank N.A., Subordinated Notes, 2.700% due 10/22/29	524,324
435,000	Progressive Corp., Senior Unsecured Notes, 3.200% due 3/26/30	484,792
	Realogy Group LLC/Realogy Co.-Issuer Corp.:
65,000	Company Guaranteed Notes, 5.750% due 1/15/29(a)	65,488
105,000	Secured Notes, 7.625% due 6/15/25(a)	114,362
980,000	Royal Bank of Canada, Senior Unsecured Notes, 2.550% due 7/16/24	1,043,541
	Santander Holdings USA Inc., Senior Unsecured Notes:
605,000	3.700% due 3/28/22	623,725
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$435,000	3.400% due 1/18/23	$455,579
6,740,000	SBA Tower Trust, Asset Backed, 3.168% due 4/11/22(a)	6,759,874
	Simon Property Group LP, Senior Unsecured Notes:
3,000,000	3.500% due 9/1/25	3,269,498
1,126,000	3.250% due 9/13/49	1,081,010
5,390,000	Standard Chartered PLC, Senior Unsecured Notes, 1.319% (1-Year CMT Index + 1.170%) due 10/14/23(a)(b)	5,439,372
1,470,000	State Street Corp., Senior Unsecured Notes, 3.776% (3-Month USD-LIBOR + 0.770%) due 12/3/24(b)	1,602,418
355,000	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 0.963% (3-Month USD-LIBOR + 0.740%) due 1/17/23(b)	358,209
	Temasek Financial I Ltd., Company Guaranteed Notes:
800,000	1.000% due 10/6/30(a)	749,524
250,000	1.000% due 10/6/30	234,226
1,254,000	UBS Group AG, Senior Unsecured Notes, 1.364% (1-Year CMT Index + 1.080%) due 1/30/27(a)(b)	1,249,726
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	5,563,570
1,700,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%)(b)(c)	1,428,000
	United Overseas Bank Ltd.:
300,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%)(b)(c)	310,323
600,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(b)	607,566
70,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	70,525
5,480,000	Ventas Realty LP, Company Guaranteed Notes, 3.500% due 2/1/25	5,950,085
175,000	VEREIT Operating Partnership LP, Company Guaranteed Notes, 2.850% due 12/15/32	174,594
25,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 3.750% due 2/15/27(a)	25,375
220,000	Visa Inc., Senior Unsecured Notes, 4.300% due 12/14/45	275,731
	Weingarten Realty Investors, Senior Unsecured Notes:
1,012,000	3.500% due 4/15/23	1,063,785
300,000	4.450% due 1/15/24	326,095
	Wells Fargo & Co.:
	Senior Unsecured Notes:
1,620,000	3.069% due 1/24/23	1,659,157
2,205,000	3.750% due 1/24/24	2,396,384
620,000	3.000% due 4/22/26	671,151
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$425,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(b)	$470,611
495,000	5.013% (3-Month USD-LIBOR + 4.240%) due 4/4/51(b)	661,965
360,000	Subordinated Notes, 4.900% due 11/17/45	446,162
390,000	Welltower Inc., Senior Unsecured Notes, 2.700% due 2/15/27	417,968
75,000	WeWork Cos. Inc., Company Guaranteed Notes, 7.875% due 5/1/25(a)	67,875
	Willis North America Inc., Company Guaranteed Notes:
775,000	2.950% due 9/15/29	823,278
395,000	3.875% due 9/15/49	443,628
400,000	Woori Bank, Junior Subordinated Notes, 4.250% (5-Year CMT Index + 2.664%)(b)(c)	416,951
100,000	XHR LP, Senior Secured Notes, 6.375% due 8/15/25(a)	105,750
	Total Financial	197,267,726
Government – 0.0%
200,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 2.375% due 9/14/25(a)	204,600
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	323,638
	Total Government	528,238
Industrial – 2.0%
130,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.000% due 9/30/27(a)	136,500
415,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	461,345
455,000	Berry Global Inc., Senior Secured Notes, 0.950% due 2/15/24(a)	455,191
	Boeing Co., Senior Unsecured Notes:
1,025,000	5.040% due 5/1/27	1,181,347
460,000	2.950% due 2/1/30	468,846
105,000	Bombardier Inc., Senior Unsecured Notes, 6.000% due 10/15/22(a)	102,940
	Builders FirstSource Inc.:
140,000	Company Guaranteed Notes, 5.000% due 3/1/30(a)	147,133
64,000	Senior Secured Notes, 6.750% due 6/1/27(a)	68,640
	Carrier Global Corp., Senior Unsecured Notes:
800,000	2.242% due 2/15/25	834,620
5,210,000	3.577% due 4/5/50	5,361,313
	Caterpillar Inc., Senior Unsecured Notes:
860,000	3.400% due 5/15/24	932,928
415,000	2.600% due 4/9/30	438,774
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	48,487
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$160,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	$164,000
395,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	407,449
	FedEx Corp., Company Guaranteed Notes:
1,265,000	4.250% due 5/15/30	1,473,071
185,000	4.750% due 11/15/45	223,970
255,000	General Dynamics Corp., Company Guaranteed Notes, 4.250% due 4/1/40	311,633
	General Electric Co., Senior Unsecured Notes:
345,000	5.875% due 1/14/38	452,897
180,000	6.875% due 1/10/39	256,843
	GFL Environmental Inc.:
210,000	Company Guaranteed Notes, 4.000% due 8/1/28(a)	204,750
155,000	Senior Secured Notes, 3.500% due 9/1/28(a)	151,512
70,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(a)	71,414
105,000	Hillman Group Inc., Company Guaranteed Notes, 6.375% due 7/15/22(a)	105,331
1,150,000	Honeywell International Inc., Senior Unsecured Notes, 1.950% due 6/1/30	1,163,746
85,000	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Senior Secured Notes, 6.000% due 9/15/28(a)	88,612
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(a)	242,400
730,000	John Deere Capital Corp., Senior Unsecured Notes, 1.750% due 3/9/27	748,003
30,000	Kenan Advantage Group Inc., Senior Unsecured Notes, 7.875% due 7/31/23(a)	29,700
505,000	L3Harris Technologies Inc., Senior Unsecured Notes, 3.850% due 6/15/23	542,287
300,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.090% due 9/15/52	359,102
145,000	Norfolk Southern Corp., Senior Unsecured Notes, 3.400% due 11/1/49	152,285
	Northrop Grumman Corp., Senior Unsecured Notes:
4,875,000	2.930% due 1/15/25	5,208,985
665,000	5.150% due 5/1/40	865,534
1,750,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	1,801,603
200,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(a)	228,787
	Raytheon Technologies Corp., Senior Unsecured Notes:
1,765,000	3.125% due 5/4/27	1,934,751
1,457,000	6.700% due 8/1/28	1,914,144
635,000	Republic Services Inc., Senior Unsecured Notes, 1.450% due 2/15/31	597,019
395,000	Roper Technologies Inc., Senior Unsecured Notes, 4.200% due 9/15/28	455,891
797,025	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27(e)(f)	306,862
145,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	156,600
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$690,000	Textron Inc., Senior Unsecured Notes, 2.450% due 3/15/31	$681,249
55,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	56,650
360,000	Trane Technologies Luxembourg Finance SA, Company Guaranteed Notes, 4.500% due 3/21/49	445,063
	TransDigm Inc.:
	Company Guaranteed Notes:
140,000	6.375% due 6/15/26	144,225
125,000	5.500% due 11/15/27	128,413
	Senior Secured Notes:
35,000	8.000% due 12/15/25(a)	38,106
220,000	6.250% due 3/15/26(a)	231,856
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(a)	142,100
	Triumph Group Inc.:
109,000	Company Guaranteed Notes, 7.750% due 8/15/25	105,730
55,000	Secured Notes, 6.250% due 9/15/24(a)	55,275
	Union Pacific Corp., Senior Unsecured Notes:
2,075,000	3.950% due 8/15/59	2,337,378
1,145,000	2.973% due 9/16/62(a)	1,065,315
200,000	Vertical US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	208,500
300,000	Waste Management Inc., Company Guaranteed Notes, 2.500% due 11/15/50	269,604
130,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	133,641
	WRKCo Inc., Company Guaranteed Notes:
415,000	3.750% due 3/15/25	457,058
5,245,000	3.900% due 6/1/28	5,932,480
	Total Industrial	43,689,888
Materials – 0.0%
200,000	Ardagh Packaging Group Ltd., Company Guaranteed Notes, 4.000% due 9/1/29(a)	200,000
Technology – 1.8%
500,000	Activision Blizzard Inc., Senior Unsecured Notes, 2.500% due 9/15/50	440,803
	Apple Inc., Senior Unsecured Notes:
5,130,000	1.125% due 5/11/25	5,184,293
240,000	1.200% due 2/8/28	234,979
925,000	1.250% due 8/20/30	877,874
1,090,000	3.850% due 5/4/43	1,272,120
240,000	2.650% due 2/8/51	223,327
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$205,000	Ascend Learning LLC, Senior Unsecured Notes, 6.875% due 8/1/25(a)	$210,637
45,000	Austin BidCo Inc., Senior Unsecured Notes, 7.125% due 12/15/28(a)	46,181
60,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(a)	63,937
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(a)	16,238
	Broadcom Inc., Company Guaranteed Notes:
420,000	3.150% due 11/15/25	451,704
4,035,000	4.110% due 9/15/28	4,475,223
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(a)	46,688
125,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(a)	128,750
385,000	Dell International LLC/EMC Corp., Senior Secured Notes, 6.020% due 6/15/26(a)	461,486
	Fidelity National Information Services Inc., Senior Unsecured Notes:
750,000	3.750% due 5/21/29	844,362
1,265,000	2.250% due 3/1/31	1,257,351
2,325,000	Fiserv Inc., Senior Unsecured Notes, 2.250% due 6/1/27	2,416,306
842,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 0.958% (3-Month USD-LIBOR + 0.720%) due 10/5/21(b)	842,157
	Intel Corp., Senior Unsecured Notes:
335,000	2.450% due 11/15/29	351,653
810,000	3.250% due 11/15/49	837,454
200,000	3.100% due 2/15/60	198,270
	International Business Machines Corp., Senior Unsecured Notes:
215,000	3.300% due 5/15/26	237,492
2,250,000	1.950% due 5/15/30	2,229,006
455,000	Leidos Inc., Company Guaranteed Notes, 3.625% due 5/15/25(a)	503,225
770,000	Microchip Technology Inc., Senior Secured Notes, 2.670% due 9/1/23(a)	805,933
450,000	Micron Technology Inc., Senior Unsecured Notes, 2.497% due 4/24/23	468,747
580,000	Microsoft Corp., Senior Unsecured Notes, 3.700% due 8/8/46	684,447
235,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	242,010
	NVIDIA Corp., Senior Unsecured Notes:
1,065,000	2.850% due 4/1/30	1,145,528
50,000	3.500% due 4/1/40	55,336
2,200,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24(a)	2,454,608
	Oracle Corp., Senior Unsecured Notes:
520,000	1.900% due 9/15/21	523,858
1,910,000	3.600% due 4/1/50	2,001,316
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$10,000	Rackspace Technology Global Inc., Company Guaranteed Notes, 5.375% due 12/1/28(a)	$10,316
70,000	Rent-A-Center East Inc., Company Guaranteed Notes, 6.370% due 2/15/29(a)	72,808
220,000	salesforce.com Inc., Senior Unsecured Notes, 3.250% due 4/11/23	232,949
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	62,550
75,000	Seagate HDD Cayman, Company Guaranteed Notes, 3.375% due 7/15/31(a)	72,983
6,680,000	Xilinx Inc., Senior Unsecured Notes, 2.375% due 6/1/30	6,790,803
	Total Technology	39,475,708
Utilities – 2.7%
310,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	319,136
800,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	840,008
200,000	AES Gener SA, Junior Subordinated Notes, 6.350% (5-Year CMT Index + 4.917%) due 10/7/79(a)(b)	214,750
1,065,000	American Water Capital Corp., Senior Unsecured Notes, 3.750% due 9/1/28	1,205,270
1,071,000	Appalachian Power Co., Senior Unsecured Notes, 7.000% due 4/1/38	1,577,724
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
775,000	6.125% due 4/1/36	1,084,159
1,100,000	5.950% due 5/15/37	1,497,079
	Calpine Corp.:
	Senior Unsecured Notes:
60,000	5.125% due 3/15/28(a)	60,300
75,000	4.625% due 2/1/29(a)	74,062
95,000	Senior Secured Notes, 4.500% due 2/15/28(a)	97,612
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	164,600
	Cleco Corporate Holdings LLC, Senior Unsecured Notes:
330,000	3.743% due 5/1/26	363,100
70,000	4.973% due 5/1/46	80,991
360,000	Commonwealth Edison Co., 1st Mortgage Notes, 4.000% due 3/1/48	418,371
470,000	Dominion Energy Inc., Senior Unsecured Notes, 3.900% due 10/1/25	524,483
500,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	708,949
1,590,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	2,124,503
	Duke Energy Corp., Senior Unsecured Notes:
5,000,000	0.900% due 9/15/25	4,947,665
645,000	2.650% due 9/1/26	685,319
221,700	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	222,809
900,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	740,497
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$200,000	ENN Energy Holdings Ltd., Senior Unsecured Notes, 3.250% due 7/24/22	$205,326
415,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	426,126
880,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	933,180
355,000	Exelon Corp., Senior Unsecured Notes, 2.450% due 4/15/21	355,187
179,412	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	189,281
510,000	Georgia Power Co., Senior Unsecured Notes, 2.100% due 7/30/23	530,288
750,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(a)	791,364
	Korea East-West Power Co., Ltd., Senior Unsecured Notes:
200,000	1.750% due 5/6/25(a)	205,350
200,000	1.750% due 5/6/25	205,350
729,600	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(a)	871,653
	Minejesa Capital BV, Senior Secured Notes:
600,000	4.625% due 8/10/30	631,500
300,000	5.625% due 8/10/37	317,250
155,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(a)	197,018
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
6,920,000	0.740% (3-Month USD-LIBOR + 0.550%) due 8/28/21(b)	6,922,311
445,000	2.750% due 5/1/25	474,750
1,175,000	2.250% due 6/1/30	1,186,196
1,375,000	NiSource Inc., Senior Unsecured Notes, 3.600% due 5/1/30	1,530,342
200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(a)	197,000
920,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	1,112,790
1,730,000	Pacific Gas & Electric Co., 1st Mortgage Notes, 2.500% due 2/1/31	1,682,211
75,000	PG&E Corp., Senior Secured Notes, 5.000% due 7/1/28	78,844
140,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(a)	145,600
	Puget Energy Inc., Senior Secured Notes:
735,000	3.650% due 5/15/25	801,436
830,000	4.100% due 6/15/30	926,857
	Sempra Energy, Senior Unsecured Notes:
1,395,000	3.400% due 2/1/28	1,536,934
6,932,000	4.000% due 2/1/48	7,661,739
185,827	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	199,320
	Southern California Edison Co., 1st Mortgage Notes:
330,000	2.850% due 8/1/29	347,938
5,000,000	4.875% due 3/1/49	6,121,876
970,000	Southern California Edison Co., 1st Ref Notes, 4.125% due 3/1/48	1,066,524
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$2,745,000	Southern Co., Senior Unsecured Notes, 3.700% due 4/30/30	$3,053,035
300,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	315,507
500,000	State Grid Overseas Investment 2016 Ltd., Company Guaranteed Notes, 3.750% due 5/2/23	532,418
	Total Utilities	59,703,888
	TOTAL CORPORATE BONDS & NOTES (Cost – $602,087,776)	591,709,554
COLLATERALIZED MORTGAGE OBLIGATIONS – 21.8%
	Alternative Loan Trust:
905,025	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	906,540
6,820,722	Series 2005-7CB, Class 2A2, 4.932% (1-Month USD-LIBOR + 5.050%) due 3/1/38(b)(g)	842,589
6,820,722	Series 2005-7CB, Class 2A5, 0.568% (1-Month USD-LIBOR + 0.450%) due 3/1/38(b)	5,650,580
3,431,384	Series 2007-4CB, Class 1A1, 0.718% (1-Month USD-LIBOR + 0.600%) due 4/25/37(b)	2,760,812
1,414,590	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.990% due 4/25/53(a)(b)	1,420,266
	Angel Oak Mortgage Trust I LLC:
577,879	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(b)	585,226
822,051	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(b)	831,174
784,998	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(b)	792,815
744,246	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 1.012% (1-Month USD-LIBOR + 0.900%) due 4/15/35(a)(b)	743,382
	BANK:
12,137,483	Series 2017-BNK4, Class XA, 1.398% due 5/15/50(b)(g)	744,314
16,127,020	Series 2018-BN10, Class XA, 0.730% due 2/15/61(b)(g)	686,929
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	7,477,873
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 1.312% (1-Month USD-LIBOR + 1.200%) due 8/15/36(a)(b)	177,774
203,000	Series 2017-DELC, Class D, 1.812% (1-Month USD-LIBOR + 1.700%) due 8/15/36(a)(b)	201,724
408,000	Series 2017-DELC, Class E, 2.612% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(b)	402,879
407,000	Series 2017-DELC, Class F, 3.612% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(b)	384,198
1,236,000	Series 2018-TALL, Class F, 3.347% (1-Month USD-LIBOR + 3.235%) due 3/15/37(a)(b)	1,105,453
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	$1,900,826
1,486,582	Series 2020-C7, Class XA, 1.631% due 4/15/53(b)(g)	162,033
	BBCMS Trust:
103,488	Series 2018-BXH, Class A, 1.112% (1-Month USD-LIBOR + 1.000%) due 10/15/37(a)(b)	103,566
1,083,000	Series 2018-CBM, Class A, 1.112% (1-Month USD-LIBOR + 1.000%) due 7/15/37(a)(b)	1,081,012
3,525,447	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 2.959% due 2/25/36(b)	2,987,899
	Benchmark Mortgage Trust:
35,473,377	Series 2018-B7, Class XA, 0.441% due 5/15/53(b)(g)	921,840
2,375,414	Series 2020-B22, Class XA, 1.523% due 1/15/54(b)(g)	291,232
997,000	BHMS, Series 2018-ATLS, Class A, 1.362% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	996,350
3,800,000	BRAVO Residential Funding Trust, Series 2021-A, Class A1, step bond to yield, 1.991% due 1/25/24(a)(e)	3,776,788
1,400,000	BX, Series 2021-MFM1, Class D, 1.612% (1-Month USD-LIBOR + 1.500%) due 1/15/34(a)(b)	1,400,441
	BX Commercial Mortgage Trust:
4,445,000	Series 2018, Class D, 1.412% due 11/15/35(a)(b)	4,446,395
7,734,000	Series 2018-BIOA, Class D, 1.433% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(b)	7,738,654
280,000	Series 2018-IND, Class E, 1.812% (1-Month USD-LIBOR + 1.700%) due 11/15/35(a)(b)	280,088
607,551	Series 2019-XL, Class D, 1.562% (1-Month USD-LIBOR + 1.450%) due 10/15/36(a)(b)	607,983
4,025,023	Series 2019-XL, Class E, 1.912% (1-Month USD-LIBOR + 1.800%) due 10/15/36(a)(b)	4,027,868
3,512,402	Series 2019-XL, Class F, 2.112% (1-Month USD-LIBOR + 2.000%) due 10/15/36(a)(b)	3,514,876
	BX Trust:
193,395	Series 2017-SLCT, Class D, 2.162% (1-Month USD-LIBOR + 2.050%) due 7/15/34(a)(b)	193,270
474,300	Series 2017-SLCT, Class E, 3.262% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(b)	474,821
112,516	Series 2018-EXCL, Class A, 1.200% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	107,894
903,000	Series 2018-GW, Class A, 0.912% (1-Month USD-LIBOR + 0.800%) due 5/15/35(a)(b)	903,300
1,600,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(a)(b)	1,642,060
366,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 1.182% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(b)	366,792
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$365,000	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.750% due 2/25/46(a)	$368,636
19,835,851	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.290% due 5/10/50(b)(g)	1,123,614
15,943,950	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.595% due 6/15/50(b)(g)	1,096,996
760,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 2.112% (1-Month USD-LIBOR + 2.000%) due 11/15/36(a)(b)	752,382
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,569,427
34,147,267	Series 2015-GC35, Class XA, 0.778% due 11/10/48(b)(g)	947,201
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	8,259,162
	Citigroup Mortgage Loan Trust:
5,942,225	Series 2018-A, Class A1, 4.000% due 1/25/68(a)(b)	5,966,460
2,549,672	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(b)	2,574,030
301,778	Cold Storage Trust, Series 2020-ICE5, Class B, 1.412% (1-Month USD-LIBOR + 1.300%) due 11/15/37(a)(b)	302,249
778,000	COLT Mortgage Loan Trust, Series 2021-2R, Class A1, 0.798% due 7/27/54(a)(b)(e)	770,678
	Commercial Mortgage Trust:
235,868,816	Series 2013-CR9, Class XA, 0.094% due 7/10/45(b)(g)	401,189
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,151,890
800,000	Series 2016-DC2, Class C, 4.633% due 2/10/49	854,738
6,750,000	Series 2020-CX, Class A, 2.173% due 11/10/46(a)	6,766,207
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(a)(b)	3,770,062
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	710,093
848,000	Series 2017-LSTK, Class D, 3.331% due 4/5/33(a)(b)	841,342
1,246,000	Series 2017-LSTK, Class E, 3.331% due 4/5/33(a)(b)	1,231,473
69,653,000	Series 2017-LSTK, Class XACP, – % due 4/5/33(a)(b)(g)	697
25,355,000	Series 2017-LSTK, Class XBCP, – % due 4/5/33(a)(b)(g)	254
4,327,154	Series 2019-RPL2, Class A1, 3.855% due 11/25/58(a)(b)	4,432,014
735,000	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(a)(b)(e)	734,893
	Credit Suisse Mortgage Capital Certificates:
110,000	Series 2019-ICE4, Class C, 1.542% (1-Month USD-LIBOR + 1.430%) due 5/15/36(a)(b)	110,138
6,885,000	Series 2019-ICE4, Class E, 2.262% (1-Month USD-LIBOR + 2.150%) due 5/15/36(a)(b)	6,934,715
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	2,149,285
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,205,000	Series 2018-C14, Class C, 4.890% due 11/15/51(b)	$1,342,561
2,179,968	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	1,755,309
	CSMC:
555,000	Series 2020-NET, Class A, 2.257% due 8/15/37(a)	568,974
495,931	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(a)(b)	495,578
	DBGS Mortgage Trust:
928,139	Series 2018-BIOD, Class B, 1.000% (1-Month USD-LIBOR + 0.888%) due 5/15/35(a)(b)	928,697
3,935,309	Series 2018-BIOD, Class E, 1.812% (1-Month USD-LIBOR + 1.700%) due 5/15/35(a)(b)	3,937,683
21,195,000	DBJPM 17-C6 Mortgage Trust, Series 2017-C6, Class XB, 0.241% due 6/10/50(b)(g)	384,823
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	651,228
460,000	Deephaven Residential Mortgage Trust, Series 2021-1, Class A1, 0.715% due 5/25/65(a)(b)	459,797
289,000	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.797% due 2/25/66(a)(b)	288,894
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
2,076,645	Series 4116, Class AP, 1.350% due 8/15/42	2,081,740
6,773,498	Series 4223, Class SB, 5.283% (1-Month USD-LIBOR + 5.431%) due 7/15/43(b)	7,111,696
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,571,593
8,695,081	Series 4655, Class CZ, 3.000% due 2/15/47	9,028,888
1,491,274	Series 4664, Class TC, 3.000% due 6/15/41	1,495,743
20,223,972	Series 4726, Class Z, 3.500% due 10/15/47	22,086,209
7,491,912	Series 4750, Class PA, 3.000% due 7/15/46	7,749,225
7,299,198	Series 4892, Class ES, 6.032% (1-Month USD-LIBOR + 6.150%) due 7/25/45(b)(g)	1,718,305
	Federal National Mortgage Association (FNMA), Aces:
7,911,541	Series 2017-M2, Class A2, 2.807% due 2/25/27(b)	8,567,246
4,695,000	Series 2018-M14, Class A2, 3.578% due 8/25/28(b)	5,379,823
1,395,000	Series 2018-M7, Class A2, 3.052% due 3/25/28(b)	1,540,523
14,406,676	Series 2020-M15, Class X1, 1.575% due 9/25/31(b)(g)	1,919,299
	Federal National Mortgage Association (FNMA), REMICS:
249,397	Series 2011-51, Class TO, 0.000% due 6/25/41(h)	235,135
3,215,779	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,305,369
2,626,030	Series 2015-55, Class PD, 2.500% due 3/25/43	2,701,237
4,812,400	Series 2017-107, Class GA, 3.000% due 8/25/45	4,890,792
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	$8,331,066
4,126,205	Series 2017-32, Class CA, 3.000% due 10/25/42	4,158,373
7,814,172	Series 2018-33, Class C, 3.000% due 5/25/48	8,170,873
3,507,737	Series 2018-38, Class LA, 3.000% due 6/25/48	3,671,524
4,000,000	FMC GMSR Issuer Trust, Series 2019-GT2, Class A, 4.230% due 9/25/24(a)(b)	4,005,561
	Freddie Mac Multifamily Structured Pass-Through Certificates:
114,449,822	Series K064, Class X1, 0.605% due 3/25/27(b)(g)	3,833,978
6,770,000	Series K084, Class A2, 3.780% due 10/25/28(b)	7,863,673
8,000,000	Series K085, Class A2, 4.060% due 10/25/28(b)	9,447,794
2,975,000	Series K088, Class A2, 3.690% due 1/25/29	3,459,855
25,000,000	Series K108, Class X1, 1.690% due 3/25/30(b)(g)	3,359,143
14,994,951	Series K112, Class X1, 1.433% due 5/25/30(b)(g)	1,738,144
30,184,265	Series K116, Class X1, 1.427% due 7/25/30(b)(g)	3,435,956
40,177,342	Series K119, Class X1, 0.933% due 9/25/30(b)(g)	3,100,855
41,803,537	Series K121, Class X1, 1.029% due 10/25/30(b)(g)	3,534,702
12,798,491	Series K122, Class X1, 0.883% due 11/25/30(b)(g)	948,120
36,296,406	Series K123, Class X1, 0.775% due 12/25/30(b)(g)	2,381,044
23,981,000	Series K124, Class X1, 0.722% due 12/25/30(b)(g)	1,497,302
26,000,000	Series K125, Class X1, 0.586% due 1/25/31(b)(g)	1,318,702
30,991,460	Series K-1519, Class X1, 0.611% due 12/25/35(b)(g)	2,118,886
8,000,000	Series KIR3, Class A2, 3.281% due 8/25/27	8,982,496
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,685,900
	FREMF Mortgage Trust:
2,000,000	Series 2019-K102, Class B, 3.530% due 12/25/51(a)(b)	2,159,769
860,000	Series 2019-K97, Class B, 3.764% due 9/25/51(a)(b)	944,049
1,982,613	FWD Securitization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(b)	2,057,736
2,206,016	Government National Mortgage Association (GNMA), Series 2012-32, Class Z, 3.500% due 3/20/42	2,376,757
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 2.844% (1-Month USD-LIBOR + 2.732%) due 12/15/36(a)(b)	484,963
500,000	Series 2019-WOLF, Class F, 3.243% (1-Month USD-LIBOR + 3.131%) due 12/15/36(a)(b)	474,048
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 1.712% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	393,203
400,000	Series 2018-TWR, Class E, 2.212% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(b)	382,634
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$400,000	Series 2018-TWR, Class F, 2.912% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(b)	$373,586
400,000	Series 2018-TWR, Class G, 4.037% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(b)	343,570
1,250,000	Series 2019-SOHO, Class E, 1.987% (1-Month USD-LIBOR + 1.875%) due 6/15/36(a)(b)	1,185,222
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	767,735
10,436,695	Series 2017-GS7, Class XA, 1.119% due 8/10/50(b)(g)	564,810
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(b)	1,591,385
1,200,000	Series 2018-GS9, Class C, 4.362% due 3/10/51(b)	1,313,832
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,607,243
6,984,824	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.261% (1-Month USD-LIBOR + 0.150%) due 1/25/47(b)	6,550,140
1,011,224	HPLY Trust, Series 2019-HIT, Class F, 3.262% (1-Month USD-LIBOR + 3.150%) due 11/15/36(a)(b)	965,620
	IMT Trust:
6,018,963	Series 2017-APTS, Class BFL, 1.062% (1-Month USD-LIBOR + 0.950%) due 6/15/34(a)(b)	6,011,890
994,123	Series 2017-APTS, Class CFL, 1.212% (1-Month USD-LIBOR + 1.100%) due 6/15/34(a)(b)	993,993
33,247	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class D, 2.012% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(b)	33,164
	JP Morgan Chase Commercial Mortgage Securities Trust:
562,207	Series 2018-LAQ, Class A, 1.112% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	562,195
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(a)(b)	811,645
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	2,154,049
823,000	Series 2020-ACE, Class C, 3.694% due 1/10/37(a)(b)	789,915
805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(a)(b)	760,323
	JP Morgan Mortgage Trust:
3,361,426	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	3,490,545
7,650,843	Series 2006-S4, Class A7, 6.000% due 1/25/37	4,892,389
1,621,000	Series 2021-3, Class B1, 2.967% due 7/1/51(a)(b)	1,685,211
	JPMBB Commercial Mortgage Securities Trust:
380,000	Series 2014-C26, Class C, 4.380% due 1/15/48(b)	397,891
1,667,000	Series 2015-C27, Class C, 4.312% due 2/15/48(b)	1,703,172
2,200,000	Series 2015-C28, Class A4, 3.227% due 10/15/48	2,383,267
1,205,000	Series 2015-C28, Class C, 4.151% due 10/15/48(b)	1,189,527
529,000	Series 2016-C1, Class A5, 3.576% due 3/15/49	587,485
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	$1,218,837
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(b)	1,200,294
1,180,782	Legacy Mortgage Asset Trust, Series 2019-SL3, Class A, step bond to yield, 3.474% due 11/25/61(a)	1,186,823
4,771,608	Lehman XS Trust, Series 2007-4N, Class 1A3, 0.370% (1-Month USD-LIBOR + 0.240%) due 3/25/47(b)	4,445,722
7,054,627	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	4,195,830
	Morgan Stanley Bank of America Merrill Lynch Trust:
2,000,000	Series 2014-C17, Class C, 4.483% due 8/15/47(b)	2,138,763
17,891,832	Series 2014-C19, Class XA, 1.000% due 12/15/47(b)(g)	518,478
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,799,290
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,551,978
1,652,000	Series 2016-C31, Class C, 4.305% due 11/15/49(b)	1,694,025
	Morgan Stanley Capital I Trust:
16,559,329	Series 2016-UB11, Class XA, 1.506% due 8/15/49(b)(g)	971,728
14,069,986	Series 2016-UB12, Class XA, 0.743% due 12/15/49(b)(g)	420,890
1,083,000	Series 2018-SUN, Class A, 1.012% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	1,082,627
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,476,654
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	609,995
22,104,798	Series 2019-L3, Class XA, 0.643% due 11/15/52(b)(g)	1,055,128
7,797,476	Series 2020-HR8, Class XA, 1.846% due 7/15/53(b)(g)	1,088,869
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	830,054
2,879,216	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(a)(b)	2,870,910
1,877,000	MRCD Mortgage Trust, Series 2019-PARK, Class G, 2.718% due 12/15/36(a)	1,773,280
1,190,000	New Residential Mortgage LLC, Series 2021-NQ1R, Class A1, zero coupon, due 7/25/55(a)(e)	1,190,000
	New Residential Mortgage Loan Trust:
2,350,845	Series 2020-NPL1, Class A1, step bond to yield, 4.335% due 7/25/60(a)	2,391,666
1,336,966	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(a)(b)	1,364,457
	PMT Credit Risk Transfer Trust:
2,040,969	Series 2019-2R, Class A, 2.878% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(b)(e)	2,009,780
1,388,892	Series 2019-3R, Class A, 2.828% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(b)	1,389,793
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$9,685,296	PRPM LLC, Series 2020-3, Class A1, step bond to yield, 2.857% due 9/25/25(a)	$9,763,862
1,734,068	Rali Trust, Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	1,678,231
4,655,078	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	3,879,535
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 2/25/24(a)(b)	3,139,772
905,000	Series 2021-1R, Class A1, 0.859% due 1/25/65(a)(b)(e)	904,983
	Seasoned Credit Risk Transfer Trust:
5,947,295	Series 2019-4, Class MV, 3.000% due 2/25/59	6,399,526
922,599	Series 2020-1, Class MT, 2.500% due 8/25/59	958,486
9,090,203	Series 2020-2, Class MT, 2.000% due 11/25/59	9,119,560
9,535,720	Series 2020-3, Class M5TW, 3.000% due 5/25/60	10,072,835
7,587,278	Seasoned Loans Structured Transaction Trust, Series 2020-2, Class A1D, 1.750% due 9/25/30	7,782,386
	UBS Commercial Mortgage Trust:
5,186,840	Series 2017-C1, Class XA, 1.524% due 6/15/50(b)(g)	380,910
1,815,000	Series 2017-C7, Class A3, 3.418% due 12/15/50	1,989,176
4,071,839	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 0.914% due 3/10/46(a)(b)(g)	53,996
	Verus Securitization Trust:
6,400,000	Series 2019-INV2, Class M1, 3.499% due 7/25/59(a)(b)	6,615,893
992,929	Series 2021-R1, Class A1, 0.820% due 10/25/63(a)(b)	993,611
1,336,894	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 3/27/51(a)(e)	1,336,148
2,131,963	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)(e)	2,131,315
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,490,258
9,999,626	Series 2017-C38, Class XA, 1.021% due 7/15/50(b)(g)	497,240
800,000	Series 2018-C45, Class ASB, 4.147% due 6/15/51	905,657
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	838,050
9,339,133	Series 2020-C58, Class XA, 1.889% due 7/15/53(b)(g)	1,326,721
4,900,000	Series 2021-SAVE, Class D, 2.650% (1-Month USD-LIBOR + 2.500%) due 2/15/40(a)(b)	4,918,033
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $488,664,419)	479,335,673
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – 20.9%
	U.S. Treasury Bonds:
$1,675,000	1.875% due 2/15/41	$1,639,145
9,835,000	3.625% due 2/15/44	12,679,466
12,905,000	3.375% due 5/15/44	16,034,967
1,390,000	2.250% due 8/15/46	1,428,062
8,500,000	3.000% due 2/15/48	10,078,476
7,800,000	3.125% due 5/15/48	9,459,328
3,000,000	2.000% due 2/15/50	2,922,305
68,640,000	1.625% due 11/15/50	61,035,975
7,900,000	1.875% due 2/15/51	7,480,312
5,953,291	U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/30	6,520,947
	U.S. Treasury Notes:
87,870,000	0.125% due 11/30/22	87,870,000
2,435,000	0.125% due 1/31/23	2,434,715
43,125,000	0.250% due 11/15/23	43,138,477
68,970,000	0.125% due 12/15/23	68,727,528
10,600,000	2.125% due 7/31/24	11,231,859
1,865,000	0.250% due 5/31/25	1,839,866
20,900,000	0.250% due 6/30/25	20,596,297
22,800,000	2.250% due 11/15/25	24,477,047
15,635,000	0.375% due 11/30/25	15,413,301
8,370,000	0.500% due 2/28/26	8,282,377
5,850,000	1.625% due 5/15/26	6,105,937
16,700,000	0.500% due 6/30/27	16,183,996
8,500,000	0.625% due 5/15/30	7,961,777
15,235,000	0.875% due 11/15/30	14,525,620
2,300,000	1.125% due 2/15/31	2,243,578
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $468,390,613)	460,311,358
MORTGAGE-BACKED SECURITIES – 19.1%
FHLMC – 3.1%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
15,151,559	3.000% due 3/1/42 – 4/1/50	16,061,038
3,922,509	3.030% due 1/1/50	4,203,794
17,961,852	3.500% due 12/1/46 – 1/1/48	19,721,746
116,496	4.000% due 12/1/47	125,780
	Federal Home Loan Mortgage Corp. (FHLMC), Gold UMBS:
7,000,000	2.000% due 3/1/51	7,075,895
8,770,788	2.500% due 11/1/50	9,101,352
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$4,522,758	3.000% due 2/1/33 – 1/1/51	$4,786,165
2,319,256	3.500% due 8/1/43 – 10/1/49	2,504,623
3,316,887	4.000% due 10/1/44 – 12/1/47	3,605,974
909,217	4.500% due 5/1/48	989,579
	TOTAL FHLMC	68,175,946
FNMA – 13.5%
	Federal National Mortgage Association (FNMA), UMBS:
7,449,000	1.500% due 3/15/36 – 4/1/36(i)	7,525,762
84,070,000	2.000% due 3/1/36 – 4/1/51(i)	84,942,444
8,974,540	2.000% due 8/1/50 – 2/1/51	9,090,624
37,492,643	2.500% due 6/1/30 – 2/1/51	38,942,896
17,772,000	2.500% due 1/1/36 – 3/1/51(i)	18,491,618
25,593,955	3.000% due 2/1/30 – 1/1/51	27,297,005
21,860,000	3.000% due 3/1/51(i)	22,877,856
7,701,574	3.500% due 7/1/32 – 7/1/50	8,254,630
9,845,000	3.500% due 3/1/51(i)	10,438,662
1,778,800	4.000% due 3/1/47 – 8/1/48	1,936,944
3,255,000	4.000% due 3/1/51(i)	3,497,345
635,810	4.500% due 5/1/48	697,536
9,350,000	4.500% due 3/1/51(i)	10,170,942
	Federal National Mortgage Association (FNMA):
7,729,013	2.000% due 10/1/50	7,774,118
3,700,000	2.310% due 12/1/29	3,937,857
1,700,000	2.490% due 9/1/28	1,825,843
3,852,155	2.665% due 5/1/44(b)	4,009,930
4,443,000	2.760% due 9/1/31	4,846,843
10,900,000	2.960% due 9/1/34	11,746,454
1,736,809	3.000% due 12/1/50	1,850,557
5,701,873	3.000% due 4/1/53	6,147,819
8,500,000	3.710% due 8/1/30	9,833,100
	TOTAL FNMA	296,136,785
GNMA – 2.6%
	Government National Mortgage Association (GNMA):
3,260,000	2.000% due 3/1/51(i)	3,308,773
12,150,000	2.500% due 3/1/51 – 4/1/51(i)	12,601,336
13,935,000	3.000% due 3/1/51 – 4/1/51(i)	14,508,207
1,935,000	3.500% due 3/1/51(i)	2,049,868
525,000	4.000% due 3/1/51(i)	561,709
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$3,800,000	4.500% due 3/1/51(i)	$4,105,145
	Government National Mortgage Association (GNMA) II:
1,645,758	2.500% due 1/20/51	1,709,404
197,196	3.000% due 12/20/50	208,222
8,627,631	3.500% due 8/20/42 – 9/20/50	9,196,664
5,842,803	4.000% due 10/20/44 – 3/20/49	6,361,248
1,419,187	4.500% due 7/20/49 – 8/20/49	1,542,689
	TOTAL GNMA	56,153,265
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $418,606,223)	420,465,996
ASSET-BACKED SECURITIES – 6.6%
500,000	522 Funding CLO I Ltd., Series 2019-5A, Class A1, 1.631% (3-Month USD-LIBOR + 1.390%) due 1/15/33(a)(b)	501,256
1,784,362	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	1,796,303
1,798,122	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(a)	1,789,033
500,000	AGL Core CLO 5 Ltd., Series 2020-5A, Class B, 3.004% (3-Month USD-LIBOR + 2.780%) due 7/20/30(a)(b)	502,472
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 2.091% (3-Month USD-LIBOR + 1.850%) due 10/15/29(a)(b)	500,036
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(a)	3,988,638
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 1.719% (3-Month USD-LIBOR + 1.500%) due 1/28/31(a)(b)	997,087
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 2.041% (3-Month USD-LIBOR + 1.800%) due 4/15/31(a)(b)	490,312
	Avis Budget Rental Car Funding AESOP LLC:
5,915,000	Series 2017-1A, Class A, 3.070% due 9/20/23(a)	6,119,150
410,000	Series 2017-2A, Class A, 2.970% due 3/20/24(a)	428,405
1,000,000	Bain Capital Credit CLO Ltd., Series 2019-3A, Class B2, 2.094% (3-Month USD-LIBOR + 1.870%) due 10/21/32(a)(b)	1,001,728
7,600,000	Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.060% due 8/15/28	8,005,722
1,973,747	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.263% (3-Month USD-LIBOR + 1.050%) due 7/27/31(a)(b)	1,973,892
765,000	Carlyle Vantage CLO Ltd., Series 2021-2, Class A1, zero coupon, due 4/20/34(a)	765,000
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,692,401
2,383,808	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 0.278% (1-Month USD-LIBOR + 0.160%) due 10/25/36(b)	2,301,557
1,441,213	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(a)	1,452,891
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,000,000	CIFC Funding Ltd., Series 2020-1A, Class B, 2.541% (3-Month USD-LIBOR + 2.300%) due 7/15/32(a)(b)	$1,002,835
5,127,548	CLI Funding VI LLC, Series 2019-1A, Class A, 3.710% due 5/18/44(a)	5,150,372
6,565,000	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640% due 2/18/46(a)	6,564,877
5,310,677	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 0.598% (1-Month USD-LIBOR + 0.480%) due 5/25/36(b)	4,391,783
2,000,000	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 1.361% (3-Month USD-LIBOR + 1.120%) due 1/15/31(a)(b)	2,000,016
500,000	Dryden 75 CLO Ltd., Series 2019-75A, Class AR2, 0.000% (3-Month USD-LIBOR + 1.040%) due 4/15/34(a)(b)(e)	500,054
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	598,034
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(a)	893,070
6,756,420	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 0.258% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	4,702,616
2,685,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.780% due 9/15/25	2,686,203
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(a)	7,128,705
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(a)	3,727,655
500,000	Fort Washington CLO, Series 2019-1A, Class A, 1.644% (3-Month USD-LIBOR + 1.420%) due 10/20/32(a)(b)	500,703
	GM Financial Automobile Leasing Trust:
500,000	Series 2020-1, Class D, 2.280% due 6/20/24	509,104
1,000,000	Series 2020-2, Class D, 3.210% due 12/20/24	1,046,625
2,750,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.040% due 5/17/27	2,751,218
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 2.107% (1-Month USD-LIBOR + 2.000%) due 9/15/37(a)(b)	781,560
1,000,000	Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, 1.611% (3-Month USD-LIBOR + 1.370%) due 4/15/33(a)(b)	1,002,610
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 1.574% (3-Month USD-LIBOR + 1.350%) due 1/20/33(a)(b)	1,000,080
1,000,000	Series 2019-1A, Class B1, 2.424% (3-Month USD-LIBOR + 2.200%) due 1/20/33(a)(b)	993,402
1,000,000	Helios Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(a)	996,139
4,767,406	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(a)	4,804,972
	Invitation Homes Trust:
2,240,000	Series 2018-SFR1, Class C, 1.356% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(b)	2,241,777
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,424,482	Series 2018-SFR1, Class D, 1.556% (1-Month USD-LIBOR + 1.450%) due 3/17/37(a)(b)	$1,425,607
965,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(a)	1,014,968
1,000,000	LCM XV LP, Series 15A, Class DR, 3.924% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(b)	992,688
500,000	Madison Park Funding XXV Ltd., Series 2017-25A, Class A2, 1.968% (3-Month USD-LIBOR + 1.750%) due 4/25/29(a)(b)	500,279
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1R, 1.504% (3-Month USD-LIBOR + 1.280%) due 1/20/32(a)(b)	1,000,143
2,000,000	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	2,081,570
1,000,000	MKS CLO Ltd., Series 2017-1A, Class A, 1.564% (3-Month USD-LIBOR + 1.340%) due 7/20/30(a)(b)	1,000,407
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 1.474% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(b)	1,000,347
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 1.498% (3-Month USD-LIBOR + 1.280%) due 7/25/29(a)(b)	1,000,378
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.464% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	982,965
	Pretium Mortgage Credit Partners I LLC:
898,240	Series 2019-CFL1, Class A1, step bond to yield, 3.721% due 1/25/59(a)	899,568
1,933,387	Series 2020-NPL3, Class A1, step bond to yield, 3.105% due 6/27/60(a)	1,952,624
2,100,000	Progress Residential, Series 2021-SFR1, Class D, 1.805% due 4/17/38(a)	2,075,088
2,732,570	PRPM LLC, Series 2019-3A, Class A1, step bond to yield, 3.351% due 7/25/24(a)	2,747,756
1,989,453	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 1.451% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(b)	1,990,424
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 1.873% (3-Month USD-LIBOR + 1.650%) due 7/17/31(a)(b)	997,194
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(a)	1,053,523
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 0.000% (1-Month USD-LIBOR + 3.200%) due 4/17/38(a)(b)(e)	3,499,846
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 1.442% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	997,706
5,849,066	Structured Asset Investment Loan Trust, Series 2005-5, Class M5, 1.093% (1-Month USD-LIBOR + 0.975%) due 6/25/35(b)	5,878,636
6,413,311	TIF Funding II LLC, Series 2021-1A, Class A, 1.650% due 2/20/46(a)	6,366,560
1,495,493	Upgrade Receivables Trust, Series 2019-1A, Class C, 5.150% due 3/15/25(a)	1,506,169
800,000	Upstart Securitization Trust, Series 2019-3, Class C, 5.381% due 1/21/30(a)	833,523
1,300,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.060% due 11/15/25(a)	1,365,023
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$993,913	Venture XV CLO Ltd., Series 2013-15A, Class A1R2, 1.611% (3-Month USD-LIBOR + 1.370%) due 7/15/32(a)(b)	$992,430
757,000	Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, step bond to yield, 3.967% due 2/25/49(a)	759,875
1,090,000	Volt Information Sciences Inc., Series 2021-NPL4, Class A1, zero coupon, due 3/27/51(a)	1,090,000
3,905,835	VOLT LXXXVII LLC, Series 2020-NPL3, Class A1A, step bond to yield, 2.981% due 2/25/50(a)	3,919,468
1,000,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(a)	1,010,080
4,000,000	York CLO-6 Ltd., Series 2019-1A, Class A1, 1.572% (3-Month USD-LIBOR + 1.350%) due 7/22/32(a)(b)	4,006,278
	TOTAL ASSET-BACKED SECURITIES (Cost – $144,940,762)	145,221,416
SENIOR LOANS(b) – 1.1%
153,355	Acrisure LLC, 3.615% (1-Month USD-LIBOR + 0.350%) due 2/15/27	152,269
60,000	Acuris Finance US Inc., 4.500% (3-Month USD-LIBOR + 0.400%) due 2/16/28	60,300
125,706	Air Methods Corp., 4.500% (3-Month USD-LIBOR + 0.350%) due 4/22/24	121,935
	Aldevron LLC:
10,000	due 10/12/26(j)	10,021
153,862	5.250% (1-Month USD-LIBOR + 0.425%) due 10/12/26(e)	154,182
110,000	AlixPartners LLP, 0.000% (1-Month USD-LIBOR) due 2/4/28	109,951
50,000	Alliance Laundry Systems LLC, 4.250% (3-Month USD-LIBOR + 0.350%) due 10/8/27	50,143
108,350	Alliant Holdings Intermediate LLC, 3.365% (1-Month USD-LIBOR + 0.325%) due 5/9/25	107,583
205,807	Alterra Mountain Co., 2.865% (1-Month USD-LIBOR + 0.275%) due 7/31/24	204,263
74,875	Amentum Government Services Holdings LLC, 3.615% (1-Month USD-LIBOR + 0.350%) due 1/29/27	74,407
	American Airlines Inc.:
25,000	due 4/28/23(j)	23,422
43,779	2.112% (1-Month USD-LIBOR + 0.200%) due 12/15/23	41,289
54,450	due 1/29/27(j)	49,884
45,000	American Residential Services LLC, 4.250% (3-Month USD-LIBOR + 0.350%) due 10/15/27	45,197
72,060	American Tire Distributors Inc., 8.500% (3-Month USD-LIBOR + 0.750%) due 9/2/24	70,214
55,000	American Trailer World Corp., due 2/17/28(j)	54,725
10,000	AmWINS Group Inc., 3.000% (1-Month USD-LIBOR + 0.225%) due 2/19/28	9,996
	Aramark Intermediate HoldCo Corp.:
135,000	1.865% (1-Month USD-LIBOR + 0.175%) due 3/11/25	133,144
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$59,550	1.865% (1-Month USD-LIBOR + 0.175%) due 1/15/27	$58,899
119,700	Asplundh Tree Expert LLC, 2.615% (1-Month USD-LIBOR + 0.250%) due 9/7/27	119,775
	Asurion LLC:
70,000	3.365% (1-Month USD-LIBOR + 0.325%) due 7/31/27	69,738
20,000	5.365% (1-Month USD-LIBOR + 0.525%) due 1/31/28	20,544
	athenahealth Inc.:
25,000	4.453% (3-Month USD-LIBOR + 0.425%) due 2/11/26	25,136
120,648	4.750% (3-Month USD-LIBOR + 0.450%) due 2/11/26(e)	121,304
	Avantor Funding Inc.:
48,278	3.250% (1-Month USD-LIBOR + 0.225%) due 11/21/24	48,361
85,000	3.500% (1-Month USD-LIBOR + 0.250%) due 11/8/27	85,451
	Avaya Inc.:
85,000	due 12/15/27(j)	85,106
94,286	4.362% (1-Month USD-LIBOR + 0.425%) due 12/15/27	94,537
121,247	Aventiv Technologies LLC, 5.500% (3-Month USD-LIBOR + 0.450%) due 11/1/24	111,358
120,463	Azalea TopCo Inc., 3.711% (3-Month USD-LIBOR + 0.350%) due 7/24/26	120,313
40,000	B&G Foods Inc., 2.615% (1-Month USD-LIBOR + 0.250%) due 10/10/26	40,028
167,966	Bass Pro Group LLC, 5.750% (1-Month USD-LIBOR + 0.500%) due 9/25/24	168,045
	Bausch Health Cos. Inc.:
73,994	3.115% (1-Month USD-LIBOR + 0.300%) due 6/2/25	74,059
135,000	2.865% (1-Month USD-LIBOR + 0.275%) due 11/27/25	134,895
72,709	BellRing Brands LLC, 0.000% (1-Month USD-LIBOR + 0.500%) due 10/21/24	73,300
142,722	Blackhawk Network Holdings Inc., 3.115% (1-Month USD-LIBOR + 0.300%) due 6/15/25	141,117
132,728	Blackstone CQP Holdco LP, 3.736% (3-Month USD-LIBOR + 0.350%) due 9/30/24	132,694
173,472	Brand Energy & Infrastructure Services Inc., 5.250% (3-Month USD-LIBOR + 0.425%) due 6/21/24	172,588
77,723	Brazos Delaware II LLC, 4.111% (1-Month USD-LIBOR + 0.400%) due 5/21/25	71,560
152,163	Bright Bidco BV, due 6/30/24(j)	115,970
114,994	Brookfield WEC Holdings Inc., 3.250% (1-Month USD-LIBOR + 0.275%) due 8/1/25	114,688
178,763	Buckeye Partners LP, 2.370% (1-Month USD-LIBOR + 0.225%) due 11/1/26	178,510
114,425	BY Crown Parent LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/2/26	114,568
84,788	Cablevision Lightpath LLC, 3.750% (1-Month USD-LIBOR + 0.325%) due 11/30/27	84,929
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$99,750	Caesars Resort Collection LLC, 4.615% (1-Month USD-LIBOR + 0.450%) due 7/21/25	$99,989
14,813	Calpine Corp., 2.115% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,721
94,758	Cambium Learning Group Inc., 4.754% (3-Month USD-LIBOR + 0.450%) due 12/18/25	94,798
10,000	Camelot U.S. Acquisition 1 Co., 4.000% (1-Month USD-LIBOR + 0.300%) due 10/30/26	10,033
59,700	Carnival Corp., 8.500% (1-Month USD-LIBOR + 0.750%) due 6/30/25	61,889
173,674	Cengage Learning Inc., 5.250% (3-Month USD-LIBOR + 0.425%) due 6/7/23	170,996
125,000	Charter Nex US Holdings Inc., 5.000% (1-Month USD-LIBOR + 0.425%) due 12/1/27	125,938
203,246	CHG PPC Parent LLC, 2.865% (1-Month USD-LIBOR + 0.275%) due 3/31/25	202,230
64,873	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 0.325%) due 10/2/24	64,836
134,410	Clear Channel Outdoor Holdings Inc., 3.711% (2-Month USD-LIBOR + 0.350%) due 8/21/26	130,621
116,633	ClubCorp Holdings Inc., 3.004% (3-Month USD-LIBOR + 0.275%) due 9/18/24	109,942
90,000	CNT Holdings I Corp., 4.500% (3-Month USD-LIBOR + 0.375%) due 11/8/27	90,352
177,750	Compass Power Generation LLC, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/20/24	177,195
64,513	Connect Finco SARL, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/11/26	64,720
99,750	Conservice Midco LLC, 4.503% (3-Month USD-LIBOR + 0.425%) due 5/13/27	100,049
39,900	Consolidated Communications Inc., 5.750% (1-Month USD-LIBOR + 0.475%) due 10/2/27	40,093
139,953	CornerStone OnDemand Inc., 4.361% (1-Month USD-LIBOR + 0.425%) due 4/22/27	140,587
210,000	CP Atlas Buyer Inc., 4.250% (3-Month USD-LIBOR + 0.375%) due 11/23/27	209,887
	CSC Holdings LLC:
15,464	2.361% (1-Month USD-LIBOR + 0.225%) due 7/17/25	15,366
53,900	2.361% (1-Month USD-LIBOR + 0.225%) due 1/15/26	53,553
111,288	CSM Bakery Solutions Ltd., 7.250% (3-Month USD-LIBOR + 0.625%) due 1/4/22	110,268
240,311	Cvent Inc., 3.900% (2-Month USD-LIBOR + 0.375%) due 11/29/24	231,359
39,481	Cyanco Intermediate 2 Corp., 3.615% (1-Month USD-LIBOR + 0.350%) due 3/16/25	39,422
101,709	Cyxtera DC Holdings Inc., 0.000% (3-Month USD-LIBOR + 0.300%) due 5/1/24	100,240
149,063	DCert Buyer Inc., due 10/16/26(j)	149,116
14,850	Dealer Tire LLC, 4.365% (1-Month USD-LIBOR + 0.425%) due 12/12/25	14,831
115,000	Delta Topco Inc., 4.500% (3-Month USD-LIBOR + 0.375%) due 12/1/27	115,553
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$199,702	Dentalcorp Health Services ULC, 4.750% (1-Month USD-LIBOR + 0.375%) due 6/6/25	$198,142
69,114	Dhanani Group Inc., 3.865% (1-Month USD-LIBOR + 0.375%) due 7/20/25	68,207
59,373	Diamond Sports Group LLC, 3.370% (1-Month USD-LIBOR + 0.325%) due 8/24/26	44,530
45,000	Domtar Corp., due 2/18/28(j)	45,113
	Dynasty Acquisition Co., Inc.:
108,712	3.754% (3-Month USD-LIBOR + 0.350%) due 4/6/26	104,956
203,439	EAB Global Inc., 4.750% (3-Month USD-LIBOR + 0.375%) due 11/15/24	202,613
68,157	EG Group Ltd., 4.254% (3-Month USD-LIBOR + 0.400%) due 2/7/25	67,840
150,000	Endurance International Group Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.350%) due 2/10/28	148,875
166,227	Envision Healthcare Corp., 3.865% (1-Month USD-LIBOR + 0.375%) due 10/10/25	142,623
5,000	eResearchTechnology Inc., due 2/4/27(j)	5,017
77,441	ESH Hospitality Inc., 2.115% (1-Month USD-LIBOR + 0.200%) due 9/18/26	76,957
69,109	Excelitas Technologies Corp., 4.500% (3-Month USD-LIBOR + 0.350%) due 12/2/24	68,707
89,775	Exgen Renewables IV LLC, 3.750% (3-Month USD-LIBOR + 0.275%) due 12/15/27	90,201
208,754	Filtration Group Corp., 3.115% (1-Month USD-LIBOR + 0.300%) due 3/31/25	207,405
	First Advantage Holdings LLC:
129,599	0.000% (1-Month USD-LIBOR + 0.325%) due 1/31/27(e)	128,951
15,000	3.123% (3-Month USD-LIBOR + 0.300%) due 1/31/27	14,925
	Flex Acquisition Co., Inc.:
61,889	4.000% (3-Month USD-LIBOR + 0.300%) due 12/29/23	61,821
124,521	3.238% (3-Month USD-LIBOR + 0.300%) due 6/29/25	123,479
108,067	Flexera Software LLC, 4.250% (3-Month USD-LIBOR + 0.325%) due 2/26/25	108,222
151,627	Flutter Entertainment PLC, 3.754% (3-Month USD-LIBOR + 0.350%) due 7/10/25	152,164
65,000	Forcepoint LLC, 0.000% (1-Month USD-LIBOR) due 1/11/28	64,919
46,747	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 10/25/23	46,825
	Foundation Building Materials Inc.:
27,481	0.000% (1-Month USD-LIBOR) due 1/31/28	27,419
47,519	3.750% (1-Month USD-LIBOR + 0.325%) due 1/31/28	47,412
43,891	Frontdoor Inc., 2.625% (1-Month USD-LIBOR + 0.250%) due 8/16/25	43,727
65,184	Frontera Generation Holdings LLC, 5.250% (3-Month USD-LIBOR + 0.425%) due 5/2/25	6,844
60,000	Frontier Communications Corp., 5.750% (1-Month USD-LIBOR + 0.475%) due 10/8/21	60,413
145,000	Gemini HDPE LLC, 3.500% (3-Month USD-LIBOR + 0.300%) due 12/31/27	144,638
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$121,782	Getty Images Inc., 4.625% (1-Month USD-LIBOR + 0.450%) due 2/19/26	$121,040
63,821	GFL Environmental Inc., 3.500% (3-Month USD-LIBOR + 0.300%) due 5/30/25	64,087
145,000	Global Medical Response Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 10/2/25	145,000
144,275	Go Daddy Operating Co. LLC, 2.615% (1-Month USD-LIBOR + 0.250%) due 8/10/27	144,353
75,000	Grab Holdings Inc., 5.500% (3-Month USD-LIBOR + 0.450%) due 1/29/26	74,906
132,254	Graham Packaging Co., Inc., 0.000% (1-Month USD-LIBOR + 0.375%) due 8/4/27	132,389
154,157	Granite US Holdings Corp., 4.169% (2-Month USD-LIBOR + 0.400%) due 9/30/26	154,350
110,000	Great American Outdoors Group LLC, due 2/25/28(j)	110,086
81,148	GTT Communications Inc., 3.000% (3-Month USD-LIBOR + 0.275%) due 5/31/25(f)	63,071
91,617	Gulf Finance LLC, 6.250% (1-Month USD-LIBOR + 0.525%) due 8/25/23	70,709
169,575	Harbor Freight Tools USA Inc., 4.000% (1-Month USD-LIBOR + 0.325%) due 10/19/27	170,282
148,310	Hayward Industries Inc., 3.615% (1-Month USD-LIBOR + 0.350%) due 8/5/24	148,156
59,100	Hexion Inc., 3.740% (3-Month USD-LIBOR + 0.350%) due 7/1/26	58,805
207,995	H-Food Holdings LLC, 3.802% (1-Month USD-LIBOR + 0.369%) due 5/23/25	206,695
	Hillman Group Inc.:
40,000	due 2/24/28(e)(j)	40,000
210,000	Hilton Worldwide Finance LLC, 1.868% (1-Month USD-LIBOR + 0.175%) due 6/22/26	209,399
65,000	Horizon Therapeutics USA Inc., due 2/26/28(j)	65,081
40,125	Hyland Software Inc., 7.750% (1-Month USD-LIBOR + 0.700%) due 7/7/25	40,392
106,635	iHeartCommunications Inc., 3.115% (1-Month USD-LIBOR + 0.300%) due 5/1/26	105,542
125,000	INEOS Styrolution Group GmbH, 3.250% (1-Month USD-LIBOR + 0.275%) due 1/29/26	125,469
158,800	Informatica LLC, 3.365% (1-Month USD-LIBOR + 0.325%) due 2/25/27	158,400
44,663	Ingersoll-Rand Services Co., 1.865% (1-Month USD-LIBOR + 0.175%) due 3/1/27	44,551
36,839	Intelsat Jackson Holdings SA, 6.500% (3-Month USD-LIBOR + 0.550%) due 7/13/22	37,380
	Iqvia Inc.:
171,456	1.865% (1-Month USD-LIBOR + 0.175%) due 1/17/25	171,284
84,238	2.004% (3-Month USD-LIBOR + 0.175%) due 6/11/25	84,148
120,000	IRB Holding Corp., 4.250% (3-Month USD-LIBOR + 0.325%) due 12/15/27	120,407
110,000	Ivanti Software Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 12/1/27	110,688
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$79,602	KBR Inc., 0.000% (1-Month USD-LIBOR + 0.275%) due 2/5/27	$79,701
113,850	Kestrel Bidco Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 12/11/26	110,150
98,982	Kindred Healthcare LLC, 4.625% (1-Month USD-LIBOR + 0.450%) due 7/2/25	99,106
115,000	Klockner Pentaplast GmbH, due 2/4/26(j)	115,072
35,000	Kodiak Building Partners Inc., due 2/15/28(j)	34,956
105,000	Kronos Acquisition Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.375%) due 12/22/26	104,847
	LBM Acquisition LLC:
19,091	due 12/17/27(j)	19,123
85,909	4.500% (3-Month USD-LIBOR + 0.375%) due 12/17/27	86,053
7,065	Lealand Finance Co. BV, 4.115% (1-Month USD-LIBOR + 0.400%) due 6/30/25	4,553
177,368	LifePoint Health Inc., 3.865% (1-Month USD-LIBOR + 0.375%) due 11/16/25	177,460
34,865	Lions Gate Capital Holdings LLC, 2.365% (1-Month USD-LIBOR + 0.225%) due 3/24/25	34,516
155,000	LogMeIn Inc., 4.874% (1-Month USD-LIBOR + 0.475%) due 8/31/27	154,871
127,518	Lower Cadence Holdings LLC, 4.115% (1-Month USD-LIBOR + 0.400%) due 5/22/26	125,021
132,385	Lucid Energy Group II Borrower LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/17/25	127,199
149,625	Lummus Technology Holdings V LLC, 0.000% (1-Month USD-LIBOR + 0.400%) due 6/30/27(e)	149,625
36,667	Maravai Intermediate Holdings LLC, 5.250% (3-Month USD-LIBOR + 0.425%) due 10/19/27	36,896
	Mavis Tire Express Services Corp.:
163,106	3.504% (3-Month USD-LIBOR + 0.325%) due 3/20/25	161,924
110,000	5.000% (3-Month USD-LIBOR + 0.400%) due 3/20/25	110,344
	MED ParentCo LP:
118,716	4.365% (3-Month USD-LIBOR + 0.425%) due 8/31/26	117,002
143,983	Messer Industries GmbH, 2.754% (3-Month USD-LIBOR + 0.250%) due 3/2/26	143,875
120,000	Milano Acquisition Corp., due 10/1/27(j)	119,600
110,000	Mileage Plus Holdings LLC, 6.250% (3-Month USD-LIBOR + 0.525%) due 6/21/27	117,294
200,376	Minotaur Acquisition Inc., 5.115% (1-Month USD-LIBOR + 0.500%) due 3/27/26	200,689
29,924	Mirion Technologies Finance LLC, 4.257% (3-Month USD-LIBOR + 0.400%) due 3/6/26	29,961
	Misys Ltd.:
130,785	4.500% (3-Month USD-LIBOR + 0.350%) due 6/13/24	129,369
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$45,000	8.250% (3-Month USD-LIBOR + 0.725%) due 6/13/25	$45,246
	Mitchell International Inc.:
121,530	3.365% (1-Month USD-LIBOR + 0.325%) due 11/29/24	120,163
30,000	7.365% (1-Month USD-LIBOR + 0.725%) due 12/1/25	29,963
61,677	MLN US HoldCo LLC, 4.613% (1-Month USD-LIBOR + 0.450%) due 11/30/25	57,498
	Motion Acquisition Ltd.:
39,602	3.504% (3-Month USD-LIBOR + 0.325%) due 11/12/26	38,463
95,123	MPH Acquisition Holdings LLC, 3.750% (3-Month USD-LIBOR + 0.275%) due 6/7/23	94,982
56,399	NASCAR Holdings LLC, 2.865% (1-Month USD-LIBOR + 0.275%) due 10/19/26	56,336
43,988	NCR Corp., 2.720% (3-Month USD-LIBOR + 0.250%) due 8/28/26	43,621
25,000	Option Care Health Inc., 3.865% (1-Month USD-LIBOR + 0.375%) due 8/6/26	25,005
61,702	Ortho-Clinical Diagnostics Inc., 3.363% (3-Month USD-LIBOR + 0.225%) due 6/30/25	61,779
44,100	Outcomes Group Holdings Inc., 3.504% (3-Month USD-LIBOR + 0.325%) due 10/24/25	43,549
65,000	Packaging Coordinators Midco Inc., 4.500% (6-Month USD-LIBOR + 0.375%) due 11/30/27	65,195
	Pactiv Evergreen Inc.:
91,610	2.865% (1-Month USD-LIBOR + 0.275%) due 2/5/23	91,353
75,000	3.365% (1-Month USD-LIBOR + 0.325%) due 2/5/26	74,687
60,000	PAI Holdco Inc., 5.000% (3-Month USD-LIBOR + 0.400%) due 10/28/27	60,450
75,000	Park River Holdings Inc., 4.000% (2-Month USD-LIBOR + 0.325%) due 12/28/27	75,080
	Pathway Vet Alliance LLC:
20,000	3.865% (1-Month USD-LIBOR + 0.375%) due 3/31/27	20,020
208,504	4.146% (1-Month USD-LIBOR + 0.400%) due 3/31/27(e)	208,712
48,305	PCI Gaming Authority, 2.615% (1-Month USD-LIBOR + 0.250%) due 5/29/26	48,224
195,255	Peak 10 Holding Corp., 3.754% (3-Month USD-LIBOR + 0.350%) due 8/1/24	183,225
39,614	Penn National Gaming Inc., 3.000% (1-Month USD-LIBOR + 0.225%) due 10/15/25	39,551
	Peraton Corp.:
125,000	due 2/1/28(j)	125,469
65,000	Petco Animal Supplies Inc., due 2/25/28(e)(j)	64,919
75,000	PetSmart LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 2/11/28	75,492
5,000	PetVet Care Centers LLC, 0.000% (1-Month USD-LIBOR) due 2/14/25(e)	4,998
129,350	PG&E Corp., 3.500% (1-Month USD-LIBOR + 0.300%) due 6/23/25	129,713
39,593	Phoenix Services International LLC, 4.750% (1-Month USD-LIBOR + 0.375%) due 3/1/25	39,494
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
	Pike Corp.:
$12,945	due 1/21/28(j)	$12,941
17,055	3.120% (1-Month USD-LIBOR + 0.300%) due 1/21/28	17,050
40,000	Playa Resorts Holding BV, due 4/29/24(j)	38,377
82,821	Playtika Holding Corp., 7.000% (3-Month USD-LIBOR + 0.600%) due 12/10/24	83,193
65,416	Ply Gem Midco Inc., 3.860% (1-Month USD-LIBOR + 0.375%) due 4/12/25	65,416
160,498	PODS LLC, 3.750% (1-Month USD-LIBOR + 0.275%) due 12/6/24	160,738
77,794	PowerTeam Services LLC, 4.250% (3-Month USD-LIBOR + 0.325%) due 3/6/25	77,736
54,113	Prairie ECI Acquiror LP, 4.865% (1-Month USD-LIBOR + 0.475%) due 3/11/26	53,076
143,550	Pregis TopCo LLC, 3.865% (1-Month USD-LIBOR + 0.375%) due 7/31/26	143,550
24,875	Presidio Holdings Inc., 3.720% (3-Month USD-LIBOR + 0.350%) due 1/22/27	24,906
69,112	Pro Mach Group Inc., 2.865% (1-Month USD-LIBOR + 0.275%) due 3/7/25	68,507
134,361	Pug LLC, 3.615% (1-Month USD-LIBOR + 0.350%) due 2/12/27	130,330
155,000	Rackspace Technology Global Inc., 3.500% (3-Month USD-LIBOR + 0.275%) due 2/15/28	154,881
135,000	RealPage Inc., due 2/18/28(j)	135,057
94,763	Redstone Holdco 2 LP, 6.000% (3-Month USD-LIBOR + 0.500%) due 9/1/27	95,868
186,032	Renaissance Holding Corp., 3.365% (1-Month USD-LIBOR + 0.325%) due 5/30/25	184,093
40,000	Rent-A-Center Inc, 0.000% (1-Month USD-LIBOR) due 1/17/28	40,250
136,125	RentPath LLC, 0.000% (3-Month USD-LIBOR + 0.380%) due 12/17/21(f)	118,599
43,564	Reynolds Consumer Products LLC, 1.865% (1-Month USD-LIBOR + 0.175%) due 2/4/27	43,597
60,000	Riverbed Technology Inc., due 12/31/25(j)	58,250
44,888	Ryan Specialty Group LLC, 4.000% (1-Month USD-LIBOR + 0.325%) due 9/1/27	44,944
	Sabre GLBL Inc.:
89,538	2.115% (1-Month USD-LIBOR + 0.200%) due 2/22/24	87,972
35,000	4.115% (1-Month USD-LIBOR + 0.400%) due 12/17/27	35,372
75,000	Schenectady International Group Inc., 4.867% (2-Month USD-LIBOR + 0.475%) due 10/15/25	74,625
40,800	Science Applications International Corp., 2.365% (1-Month USD-LIBOR + 0.225%) due 3/12/27	40,851
173,457	Scientific Games International Inc., 2.865% (1-Month USD-LIBOR + 0.275%) due 8/14/24	170,576
143,707	Sedgwick Claims Management Services Inc., 3.365% (1-Month USD-LIBOR + 0.325%) due 12/31/25	142,569
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$207,375	Sinclair Television Group Inc., 2.620% (1-Month USD-LIBOR + 0.250%) due 9/30/26	$206,469
178,704	SIWF Holdings Inc., 4.365% (1-Month USD-LIBOR + 0.425%) due 6/15/25	177,848
86,819	Six Flags Theme Parks Inc., 1.870% (1-Month USD-LIBOR + 0.175%) due 4/17/26	84,746
90,000	SkyMiles IP Ltd., 4.750% (3-Month USD-LIBOR + 0.375%) due 10/20/27	95,194
19,800	SMG US Midco 2 Inc., 2.683% (3-Month USD-LIBOR + 0.250%) due 1/23/25	18,835
242,500	SolarWinds Holdings Inc., 2.865% (1-Month USD-LIBOR + 0.275%) due 2/5/24	238,508
	Solenis Holdings LLC:
118,792	4.190% (3-Month USD-LIBOR + 0.400%) due 6/26/25	118,799
5,000	8.690% (3-Month USD-LIBOR + 0.850%) due 6/26/26	4,996
242,666	Solera LLC, 2.865% (1-Month USD-LIBOR + 0.275%) due 3/3/23	242,285
95,000	Sotera Health Holdings LLC, 3.250% (2-Month USD-LIBOR + 0.275%) due 12/11/26	94,911
60,868	Southern Graphics Inc., 3.365% (1-Month USD-LIBOR + 0.325%) due 12/31/22	44,966
	Southern Veterinary Partners LLC:
19,394	due 10/5/27(j)	19,455
140,606	5.000% (6-Month USD-LIBOR + 0.400%) due 10/5/27	141,046
132,518	SS&C Technologies Holdings Inc., 1.865% (1-Month USD-LIBOR + 0.175%) due 4/16/25	132,021
73,744	Staples Inc., 5.205% (3-Month USD-LIBOR + 0.500%) due 4/16/26	72,234
34,650	Sunshine Luxembourg VII SARL, 5.000% (3-Month USD-LIBOR + 0.400%) due 10/1/26	34,763
31,587	Syncreon Group BV, 6.000% (1-Month USD-LIBOR + 0.500%) due 10/1/24	31,321
98,849	TAMKO Building Products LLC, 3.365% (1-Month USD-LIBOR + 0.325%) due 5/29/26	98,602
1,417	Tapstone Energy Holdings III LLC, 5.000% (1-Month USD-LIBOR + 0.400%) due 4/17/24	1,417
64,243	Team Health Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.275%) due 2/6/24	59,906
79,800	Tech Data Corp., 5.615% (1-Month USD-LIBOR + 0.550%) due 6/30/25	80,299
130,181	Telesat Canada, 2.870% (1-Month USD-LIBOR + 0.275%) due 12/7/26	128,660
143,550	Terrier Media Buyer Inc., 3.615% (1-Month USD-LIBOR + 0.350%) due 12/17/26	143,371
15,000	TIBCO Software Inc., 7.370% (1-Month USD-LIBOR + 0.725%) due 3/3/28	15,141
197,234	Titan Acquisition Ltd., 3.267% (3-Month USD-LIBOR + 0.300%) due 3/28/25	193,716
156,114	TKC Holdings Inc., 4.750% (3-Month USD-LIBOR + 0.375%) due 2/1/23	153,455
36,138	Trans Union LLC, 1.865% (1-Month USD-LIBOR + 0.175%) due 11/16/26	36,159
192,495	TransDigm Inc., 2.365% (1-Month USD-LIBOR + 0.225%) due 12/9/25	189,863
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$104,400	Travel Leaders Group LLC, 4.115% (1-Month USD-LIBOR + 0.400%) due 1/25/24	$97,157
	Travelport Finance (Luxembourg) SARL:
76,950	due 2/28/25(j)	76,719
40,942	5.254% (3-Month USD-LIBOR + 0.500%) due 5/29/26	31,884
	Tricorbraun Inc.:
75,000	due 1/29/28(j)	74,883
40,000	Truck Hero Inc., 4.500% (1-Month USD-LIBOR + 0.375%) due 1/31/28	40,028
45,000	US Silica Co., 5.000% (1-Month USD-LIBOR + 0.400%) due 5/1/25	42,525
	Uber Technologies Inc.:
9,846	0.000% (1-Month USD-LIBOR + 0.350%) due 7/13/23	9,864
125,000	due 4/4/25(j)	125,094
63,988	UGI Energy Services LLC, 3.865% (1-Month USD-LIBOR + 0.375%) due 8/13/26	64,228
	UKG Inc.:
118,088	3.865% (1-Month USD-LIBOR + 0.375%) due 5/4/26	118,530
214,538	4.000% (3-Month USD-LIBOR + 0.325%) due 5/4/26	215,758
20,000	7.500% (3-Month USD-LIBOR + 0.675%) due 5/3/27	20,625
36,930	United Natural Foods Inc., 3.615% (1-Month USD-LIBOR + 0.350%) due 10/22/25	37,022
29,700	Univar Solutions USA Inc., 2.115% (1-Month USD-LIBOR + 0.200%) due 7/1/26	29,598
36,660	Univision Communications Inc., 4.750% (1-Month USD-LIBOR + 0.375%) due 3/15/26	36,811
54,588	Upstream Newco Inc., 4.615% (1-Month USD-LIBOR + 0.450%) due 11/20/26	54,747
207,375	US Foods Inc., 2.115% (1-Month USD-LIBOR + 0.200%) due 9/13/26	203,953
108,046	USIC Holdings Inc., 4.000% (1-Month USD-LIBOR + 0.300%) due 12/8/23	107,957
5,000	Utz Quality Foods LLC, 3.111% (1-Month USD-LIBOR + 0.300%) due 1/20/28	5,023
89,792	Vantage Specialty Chemicals Inc., 4.500% (3-Month USD-LIBOR + 0.350%) due 10/28/24	86,219
5,000	Verscend Holding Corp., due 8/27/25(j)	5,024
127	Vertical Midco GmbH, 4.570% (6-Month USD-LIBOR + 0.425%) due 7/14/27	128
259,917	VICI Properties 1 LLC, 1.861% (1-Month USD-LIBOR + 0.175%) due 12/20/24	258,066
243,520	Virgin Media Bristol LLC, 2.612% (1-Month USD-LIBOR + 0.250%) due 1/31/28	242,855
30,000	Virtusa Corp., 4.365% (1-Month USD-LIBOR + 0.425%) due 2/11/28	30,165
167,607	Wand Newco 3 Inc., 3.115% (1-Month USD-LIBOR + 0.300%) due 2/5/26	166,380
40,000	WaterBridge Midstream Operating LLC, 6.750% (1-Month USD-LIBOR + 0.575%) due 6/22/26	34,960
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$195,725	Whatabrands LLC, 2.862% (1-Month USD-LIBOR + 0.275%) due 7/31/26	$195,535
174,173	Zelis Cost Management Buyer Inc., 3.623% (1-Month USD-LIBOR + 0.350%) due 9/30/26	174,342
20,000	Ziggo Financing Partnership, 2.612% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,878
	TOTAL SENIOR LOANS (Cost – $24,446,965)	24,549,259
SOVEREIGN BONDS – 0.8%
Brazil – 0.1%
1,200,000	Brazilian Government International Bond, 2.875% due 6/6/25	1,222,500
Chile – 0.0%
900,000	Chile Government International Bond, 2.550% due 1/27/32	910,971
Dominican Republic – 0.0%
250,000	Dominican Republic International Bond, 5.300% due 1/21/41(a)	245,625
Indonesia – 0.0%
500,000	Indonesia Government International Bond, 3.375% due 4/15/23	524,950
500,000	Perusahaan Penerbit SBSN Indonesia III, 3.750% due 3/1/23	528,005
	Total Indonesia	1,052,955
Mexico – 0.2%
	Mexico Government International Bond:
1,395,000	2.659% due 5/24/31	1,343,748
1,155,000	4.750% due 4/27/32	1,299,952
490,000	3.771% due 5/24/61	430,470
275,000	3.750% due 4/19/71	237,188
	Total Mexico	3,311,358
Panama – 0.2%
	Panama Government International Bond:
500,000	4.000% due 9/22/24	543,755
200,000	3.750% due 3/16/25	216,752
200,000	3.160% due 1/23/30	208,502
1,565,000	2.252% due 9/29/32	1,494,575
925,000	3.870% due 7/23/60	913,437
	Total Panama	3,377,021
Peru – 0.0%
	Peruvian Government International Bond:
545,000	2.392% due 1/23/26	566,528
500,000	2.783% due 1/23/31	506,755
	Total Peru	1,073,283
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Philippines – 0.1%
	Philippine Government International Bond:
$600,000	1.648% due 6/10/31	$568,112
915,000	3.700% due 2/2/42	966,972
	Total Philippines	1,535,084
Qatar – 0.1%
	Qatar Government International Bond:
400,000	3.875% due 4/23/23	427,031
400,000	3.400% due 4/16/25(a)	437,000
600,000	5.103% due 4/23/48	762,900
	Total Qatar	1,626,931
Saudi Arabia – 0.1%
	Saudi Government International Bond:
800,000	2.900% due 10/22/25(a)	855,280
1,129,000	2.250% due 2/2/33(a)	1,081,017
445,000	4.500% due 10/26/46	498,912
	Total Saudi Arabia	2,435,209
South Korea – 0.0%
400,000	Korea Electric Power Corp., 1.125% due 6/15/25(a)	399,699
Thailand – 0.0%
500,000	Export Import Bank of Thailand, 1.025% due 5/23/24(b)	504,030
United Arab Emirates – 0.0%
	Abu Dhabi Government International Bond:
200,000	0.750% due 9/2/23(a)	200,529
300,000	2.500% due 4/16/25(a)	317,582
	Total United Arab Emirates	518,111
	TOTAL SOVEREIGN BONDS (Cost – $18,826,890)	18,212,777
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 0.1%
California – 0.1%
140,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Series H, 6.548% due 5/15/48	219,323
360,000	AA-	State of California, GO, 7.300% due 10/1/39	568,303
		Total California	787,626
Connecticut – 0.0%
100,000	A	State of Connecticut, GO, Series A, 3.000% due 7/1/21	100,950
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – 0.0%
$200,000	A	New York State Thruway Authority, Revenue Bonds, Series M, 2.900% due 1/1/35	$214,924
		TOTAL MUNICIPAL BONDS (Cost – $1,099,028)	1,103,500
Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) – 1.9%
256,191	iShares Core US Aggregate Bond	29,549,070
79,500	iShares iBoxx $Investment Grade Corporate Bond	10,515,465
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $40,756,165)	40,064,535
COMMON STOCKS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
1,640	Foresight Energy LLC/Foresight Energy Finance Corp.*(e)	30,578
ENERGY – 0.0%
Oil & Gas – 0.0%
1,250	Oasis Petroleum Inc.*	71,075
1,842	Tapstone Energy LLC/Tapstone Energy Finance Corp.*(e)	2,745
1,840	Whiting Petroleum Corp.*	63,112
	Total Oil & Gas	136,932
	TOTAL ENERGY	136,932
INDUSTRIAL – 0.0%
Engineering & Construction – 0.0%
3,092	Mcdermott International Ltd.*	2,628
	TOTAL COMMON STOCKS (Cost – $250,103)	170,138
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,208,068,944)	2,181,144,206
Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 10.3%
TIME DEPOSITS – 10.3%
$192,209,835	Barclays Bank PLC – London, 0.000% due 3/1/21	192,209,835
35,488,027	Skandinaviska Enskilda Banken AB – Stockholm, 0.000% due 3/1/21	35,488,027
	TOTAL TIME DEPOSITS (Cost – $227,697,862)	227,697,862
	TOTAL INVESTMENTS – 109.5% (Cost – $2,435,766,806)	2,408,842,068
	Liabilities in Excess of Other Assets – (9.5)%	(208,490,334)
	TOTAL NET ASSETS – 100.0%	$2,200,351,734
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (continued)

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $376,762,786 and represents 17.12% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.

(c)
Security is perpetual in nature and has no stated maturity date.

(d)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(e)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2021, amounts to $18,374,006 and represents 0.84% of net assets.

(f)
Security is currently in default.

(g)
Interest only security.

(h)
Principal only security.

(i)
This security is traded on a TBA basis (See Note 5).

(j)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

Abbreviations used in this schedule:
CLO
   —    Collateralized Loan Obligation

CMT
   —    Constant Maturity Treasury Index

GO
   —    General Obligation

LIBOR
   —    London Interbank Offered Rate

LLC
   —    Limited Liability Company

LP
   —    Limited Partnership

PCL
   —    Public Company Limited

PLC
   —    Public Limited Company

REMICS
   —    Real Estate Mortgage Investment Conduit

SARL
   —    Société à Responsabilité Limitée

SOFR
   —    Secured Overnight Financing Rate

UMBS
   —    Uniform Mortgage Backed Securities

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Core Fixed Income Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	24.5%
Collateralized Mortgage Obligations	19.9
U.S. Government Obligations	19.1
Mortgage-Backed Securities	17.5
Asset-Backed Securities	6.0
Exchange Traded Funds (ETFs)	1.7
Senior Loans	1.0
Sovereign Bonds	0.8
Municipal Bonds	0.0*
Common Stocks	0.0*
Short-Term Investments	9.5
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

Schedule of Forward Sale Commitments
Face Amounts	Security	Value
	Federal National Mortgage Association:
$6,300,000	3.000% due 3/1/36(a) (Proceeds – $6,663,220)	$6,651,422
2,000,000	3.500% due 3/1/36(a) (Proceeds – $2,134,462)	2,132,578
770,000	1.500% due 3/1/51(a) (Proceeds – $775,414)	756,495
140,000	2.500% due 3/1/51(a) (Proceeds – $147,230)	145,141
139,000	3.500% due 3/1/51(a) (Proceeds – $147,872)	147,382
45,000	4.000% due 3/1/51(a) (Proceeds – $48,336)	48,350
7,400,000	3.000% due 4/1/51(a) (Proceeds – $7,769,133)	7,746,586
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds – $17,685,667)	$17,627,954

(a)
This security is traded on a TBA basis.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 49.2%
Basic Materials – 2.0%
$4,613,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.750% due 9/30/24(a)	$4,785,987
110,000	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	125,946
200,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	217,620
200,000	POSCO, Senior Unsecured Notes, 2.375% due 11/12/22	205,203
3,040,000	Taseko Mines Ltd., Senior Secured Notes, 8.750% due 6/15/22(a)	3,106,880
	Total Basic Materials	8,441,636
Communications – 14.0%
120,000	AT&T Inc., Senior Unsecured Notes, 4.450% due 4/1/24	132,711
200,000	Baidu Inc., Senior Unsecured Notes, 3.075% due 4/7/25	211,659
1,032,000EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000)% due 7/3/23(b)	1,294,912
967,000	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	989,077
4,168,000	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	4,303,460
7,476,000	DISH DBS Corp., Company Guaranteed Notes, 6.750% due 6/1/21	7,560,105
120,000	eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	125,127
8,286,000	HC2 Holdings Inc., Senior Secured Notes, 8.500% due 2/1/26(a)	8,244,570
6,118,000	Hughes Satellite Systems Corp., Company Guaranteed Notes, 7.625% due 6/15/21	6,217,418
200,000	JD.com Inc., Senior Unsecured Notes, 3.125% due 4/29/21	200,778
8,773,000EUR	Linkem SpA, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000)% due 8/9/22(a)(b)	10,425,431
7,054,000	Lumen Technologies Inc., Senior Unsecured Notes, 6.450% due 6/15/21	7,145,702
120,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.625% due 5/1/22	124,395
200,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	216,195
4,649,000	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	4,672,245
5,644,000	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	5,806,886
200,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	209,442
200,000	Tencent Holdings Ltd., Senior Unsecured Notes, 1.810% due 1/26/26(a)	201,337
1,810,000	T-Mobile USA Inc., Company Guaranteed Notes, 6.000% due 3/1/23	1,819,412
1,581,000	VeriSign Inc., Senior Unsecured Notes, 4.625% due 5/1/23	1,590,881
120,000	Verizon Communications Inc., Senior Unsecured Notes, 1.298% (3-Month USD-LIBOR + 1.100)% due 5/15/25(b)	123,334
	Total Communications	61,615,077
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – 5.8%
$1,821,000	BCD Acquisition Inc., Senior Secured Notes, 9.625% due 9/15/23(a)	$1,866,525
	Dollar Tree Inc., Senior Unsecured Notes:
75,000	3.700% due 5/15/23	79,857
35,000	4.000% due 5/15/25	38,939
1,700,000EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 7.750)% due 2/22/21(b)(c)	1,189,609
5,711,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.336% due 3/18/21	5,714,427
7,000,000SEK	Gaming Innovation Group PLC, Senior Secured Notes, 8.985% (3-Month SEK-STIBOR + 9.000)% due 6/28/22(b)	820,584
110,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	127,277
6,266,334	Hawaiian Airlines Class B Pass-Through Certificates, Pass-Thru Certificates, 4.950% due 1/15/22	6,150,598
3,169,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000)% due 12/22/24(a)(b)	3,169,000
115,000	Hyundai Capital America, Senior Unsecured Notes, 2.850% due 11/1/22(a)	118,931
4,162,000	PetSmart Inc., Company Guaranteed Notes, 7.125% due 3/15/23(a)	4,169,492
1,000,000EUR	SB Holdco PLC, Secured Notes, 8.000% (3-Month EURIBOR + 8.000)% due 7/13/22(b)	1,218,565
908,000	Universal Entertainment Corp., Senior Secured Notes, 8.500% due 12/11/24(a)	973,830
	Total Consumer Cyclical	25,637,634
Consumer Non-cyclical – 4.8%
125,000	AbbVie Inc., Senior Unsecured Notes, 2.300% due 11/21/22(a)	129,032
	Anthem Inc., Senior Unsecured Notes:
50,000	3.300% due 1/15/23	52,558
75,000	3.500% due 8/15/24	81,764
5,297,000	APX Group Inc., Senior Secured Notes, 7.875% due 12/1/22	5,310,243
120,000	AstraZeneca PLC, Senior Unsecured Notes, 3.500% due 8/17/23	128,524
125,000	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	125,306
125,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 2.600% due 5/16/22	128,515
125,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	128,245
16,250,000SEK	Desenio Holding AB, Secured Notes, 5.397% (3-Month SEK-STIBOR + 5.500)% due 12/16/24(b)(d)	1,977,817
276,263	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	283,515
125,000	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 0.534% due 10/1/23	125,339
115,000	HCA Inc., Senior Secured Notes, 5.000% due 3/15/24	128,792
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$200,000	HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	$209,329
3,176,000	Ingles Markets Inc., Senior Unsecured Notes, 5.750% due 6/15/23	3,222,338
	Mondelez International Inc., Senior Unsecured Notes:
45,000	0.625% due 7/1/22	45,174
70,000	2.125% due 4/13/23	72,433
1,582,000	Nielsen Co. Luxembourg SARL, Company Guaranteed Notes, 5.500% due 10/1/21(a)	1,585,955
	PayPal Holdings Inc., Senior Unsecured Notes:
95,000	2.200% due 9/26/22	97,720
25,000	1.350% due 6/1/23	25,510
1,872,000	Post Holdings Inc., Company Guaranteed Notes, 5.000% due 8/15/26(a)	1,953,432
4,691,000	Primo Water Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	4,826,382
200,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	209,183
65,000	Royalty Pharma PLC, Company Guaranteed Notes, 0.750% due 9/2/23(a)	65,191
7,119,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 3/15/26(d)(e)	—
	Total Consumer Non-cyclical	20,912,297
Diversified – 1.4%
5,077,000EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250)% due 2/3/25(b)	6,229,213
Energy – 2.6%
125,000	Exxon Mobil Corp., Senior Unsecured Notes, 1.571% due 4/15/23	128,115
5,520,260	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes, 10.000% due 2/29/24(a)	5,775,572
200,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	202,730
4,416,000	PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	4,294,560
200,000	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	213,700
200,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	205,560
250,000	Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	260,768
200,000	Saudi Arabian Oil Co., Senior Unsecured Notes, 2.750% due 4/16/22	204,489
115,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	124,638
125,000	Valero Energy Corp., Senior Unsecured Notes, 1.200% due 3/15/24	126,072
	Total Energy	11,536,204
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – 4.4%
$115,000	American Express Co., Senior Unsecured Notes, 3.700% due 11/5/21	$117,367
125,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.625% due 5/1/22(a)	127,334
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	215,752
150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(a)	149,805
150,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	156,000
130,000	Bank of America Corp., Senior Unsecured Notes, 1.015% (3-Month USD-LIBOR + 0.790)% due 3/5/24(b)	131,391
130,000	Bank of Nova Scotia, Senior Unsecured Notes, 0.550% due 9/15/23	130,546
	Capital One Financial Corp., Senior Unsecured Notes:
50,000	3.200% due 1/30/23	52,522
75,000	3.900% due 1/29/24	81,584
130,000	Citigroup Inc., Senior Unsecured Notes, 1.214% (3-Month USD-LIBOR + 1.023)% due 6/1/24(b)	131,993
130,000	Crown Castle International Corp., Senior Unsecured Notes, 1.350% due 7/15/25	130,803
2,762,000	CTO Realty Growth Inc., Senior Unsecured Notes, 3.875% due 4/15/25(a)	2,834,917
200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	202,760
115,000	Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	125,775
200,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	210,500
200,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	203,500
1,079,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	1,079,000
100,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	105,500
41,639	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	39,532
120,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.207% (3-Month USD-LIBOR + 0.695)% due 4/1/23(b)	123,716
90,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	92,516
30,000	Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330)% due 3/27/24(a)(b)	32,156
200,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542)% due 10/29/26(b)	203,610
115,000	Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 3.875% due 3/15/24	126,140
120,000	Morgan Stanley, Senior Unsecured Notes, 0.529% (SOFR rate + 0.455)% due 1/25/24(b)	120,061
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(a)	$200,247
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 1.832% (5-Year CMT Index + 1.580)% due 9/10/30(a)(b)	200,146
140,447	Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	135,356
115,000	Prudential Financial Inc., Senior Unsecured Notes, 3.500% due 5/15/24	126,037
125,000	Royal Bank of Canada, Senior Unsecured Notes, 0.563% (SOFR rate + 0.525)% due 1/20/26(b)	124,973
13,750,000SEK	Stockwik Förvaltning AB, Senior Secured Notes, 7.000% (3-Month SEK-STIBOR + 7.000)% due 9/3/23(b)	1,640,254
7,753,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	8,237,563
250,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	259,371
	Truist Financial Corp., Senior Unsecured Notes:
65,000	2.200% due 3/16/23	67,302
55,000	2.850% due 10/26/24	59,218
200,000	Unifin Financiera SAB de CV, Company Guaranteed Notes, 7.000% due 1/15/25	196,502
200,000	United Overseas Bank Ltd., Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236)% due 9/16/26(b)	202,522
5,040,000SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	616,951
130,000	Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFR rate + 1.600)% due 6/2/24(b)	133,253
115,000	Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	124,732
110,000	WP Carey Inc., Senior Unsecured Notes, 4.250% due 10/1/26	124,916
	Total Financial	19,374,123
Government – 0.0%
200,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 2.375% due 9/14/25(a)	204,600
Industrial – 9.7%
3,000,000	Altera Shuttle Tankers LLC, Senior Unsecured Notes, 7.125% due 8/15/22	3,037,500
1,940,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(a)	2,005,378
120,000	Boeing Co., Senior Unsecured Notes, 4.508% due 5/1/23	128,711
1,466,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/23(a)	1,491,655
1,370,000	C3 Nano Inc., Senior Secured Notes, 6.500% due 2/15/24(a)(d)	1,362,627
115,000	Carrier Global Corp., Senior Unsecured Notes, 2.242% due 2/15/25	119,977
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	Golar LNG Partners LP, Senior Unsecured Notes:
$2,212,147	6.432% (3-Month USD-LIBOR + 6.250)% due 11/22/21(b)	$2,173,434
884,187	8.294% (3-Month USD-LIBOR + 8.100)% due 11/15/22(a)(b)	870,924
9,028,000	Great Lakes Dredge & Dock Corp., Company Guaranteed Notes, 8.000% due 5/15/22	9,109,252
7,792,000	Hillman Group Inc., Company Guaranteed Notes, 6.375% due 7/15/22(a)	7,816,545
65,000	Honeywell International Inc., Senior Unsecured Notes, 0.483% due 8/19/22	65,081
2,785,000	Louisiana-Pacific Corp., Senior Unsecured Notes, 4.875% due 9/15/24	2,855,739
10,000,000NOK	Odfjell SE, Senior Unsecured Notes, 6.250% (3-Month NIBOR + 5.750)% due 1/21/25(b)	1,161,678
120,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	127,540
115,000	Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	121,888
3,800,000	Seaspan Corp., Senior Unsecured Notes, 6.500% due 2/5/24(a)	3,876,000
2,918,000	SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	2,919,025
3,366,000	Tennant Co., Company Guaranteed Notes, 5.625% due 5/1/25	3,475,395
	Union Pacific Corp., Senior Unsecured Notes:
115,000	3.200% due 6/8/21	115,895
10,000	3.150% due 3/1/24	10,730
	Total Industrial	42,844,974
Technology – 4.0%
4,141,000EUR	Azerion Holding BV, Senior Secured Notes, 8.500% (3-Month EURIBOR + 8.500)% due 3/17/23(b)	5,071,058
2,075,000	Blast Motion Inc., Senior Secured Notes, 7.000% due 1/15/24(a)	2,069,813
10,146,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.875% due 6/15/21(a)	10,146,000
125,000	Microchip Technology Inc., Senior Secured Notes, 0.972% due 2/15/24(a)	125,451
120,000	Micron Technology Inc., Senior Unsecured Notes, 2.497% due 4/24/23	124,999
	Total Technology	17,537,321
Utilities – 0.5%
200,000	AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644)% due 3/26/79(a)(b)	217,360
	DTE Energy Co., Senior Unsecured Notes:
20,000	2.250% due 11/1/22	20,599
60,000	2.529% due 10/1/24	63,556
45,000	1.050% due 6/1/25	44,833
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$147,800	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	$148,539
200,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	164,555
200,000	Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	216,563
200,000	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	225,989
200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(a)	205,350
110,000	Pacific Gas & Electric Co., 1st Mortgage Notes, 1.750% due 6/16/22	110,295
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 5.500% due 11/22/21	206,290
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	133,996
200,000	State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	195,150
200,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	213,339
	Total Utilities	2,166,414
	TOTAL CORPORATE BONDS & NOTES
	(Cost – $215,063,374)	216,499,493
SENIOR LOANS(b) – 16.6%
2,235,614	Alliance HealthCare Services Inc., 5.500% (1-Month USD-LIBOR + 4.500)% due 10/24/23	2,066,557
3,283,000	Change Healthcare Holdings LLC, due 3/1/24(f)	3,284,871
1,236,414	Chefs’ Warehouse Inc., 3.610% (1-Month USD-LIBOR + 3.500)% due 6/22/22	1,233,323
6,710,570	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 3.250)% due 10/2/24	6,706,813
2,727,244	Crestwood Holdings LLC, due 3/6/23(f)	2,431,338
4,764,000	EP Energy LLC, due 11/23/21(d)(e)(f)	4,761,023
	Fieldwood Energy LLC:
329,625	3.675% (1-Month USD-LIBOR + 8.750)% due 8/4/21	339,514
5,080,000	4.250% (3-Month USD-LIBOR) due 4/11/22(c)	1,456,284
7,131,526	First Brands Group LLC, 8.500% (3-Month USD-LIBOR + 7.500)% due 2/2/24	7,243,848
1,087,000	Forterra Finance LLC, due 10/25/23(f)	1,088,815
3,717,444	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000)% due 10/4/23	4,237,886
6,471,919	Hertz Corp., due 12/31/21(f)	6,587,508
625,000	Hillman Group Inc., 4.115% (1-Month USD-LIBOR + 4.000)% due 5/30/25	624,613
1,328,000	Intelsat Jackson Holdings SA, 6.500% (3-Month USD-LIBOR + 5.500)% due 7/13/22	1,347,508
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(b) – (continued)
$10,715,000	JZ Capital Partners Ltd., 12.000% (1-Month USD-LIBOR + 11.000)% due 10/8/25(d)(e)	$10,715,000
1,100,733	K&N Parent Inc., due 10/20/23(f)	1,020,016
2,695,935	Lealand Finance Company BV, due 6/28/24(f)	2,102,829
8,272,000	Mallinckrodt International Finance SA, due 2/28/22(f)	8,033,270
989,600	MTS Systems Corp., 4.000% (1-Month USD-LIBOR + 3.250)% due 7/5/23	987,749
3,272,000	Petco Animal Supplies Inc., 4.250% (3-Month USD-LIBOR + 3.250)% due 1/26/23	3,268,924
1,624,929	PI UK Holdco II Ltd., due 12/22/25(f)	1,620,867
1,973,402	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500)% due 10/31/24	1,971,429
	TOTAL SENIOR LOANS (Cost – $76,299,366)	73,129,985
ASSET-BACKED SECURITIES – 6.2%
446,091	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	449,076
	AccessLex Institute:
217,007	Series 2004-2, Class A3, 0.408% (3-Month USD-LIBOR + 0.190)% due 10/25/24(b)	214,024
231,246	Series 2007-A, Class A3, 0.488% (3-Month USD-LIBOR + 0.300)% due 5/25/36(b)	230,029
	Affirm Asset Securitization Trust:
200,000	Series 2020-A, Class A, 2.100% due 2/18/25(a)	202,534
205,018	Series 2020-Z2, Class A, 1.900% due 1/15/25(a)	206,763
1,105,958	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)(b)	1,108,561
129,296	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	130,630
177,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, 1.507% (1-Month USD-LIBOR + 1.400)% due 2/15/35(a)(b)	177,000
192,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL1, Class B, 1.807% (1-Month USD-LIBOR + 1.700)% due 5/15/37(a)(b)	191,885
187,658	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	190,165
445,794	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	447,684
352,000	BSPRT Issuer Ltd., Series 2019-FL5, Class A, 1.257% (1-Month USD-LIBOR + 1.150)% due 5/15/29(a)(b)	352,000
482,292	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	491,379
991,833	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.263% (3-Month USD-LIBOR + 1.050)% due 7/27/31(a)(b)	991,905
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$500,000	Catamaran CLO Ltd., Series 2018-1A, Class A1, 1.468% (3-Month USD-LIBOR + 1.250)% due 10/25/31(a)(b)	$500,147
	CHCP Ltd.:
120,000	Series 2021-FL1, Class A, 0.000% (1-Month USD-LIBOR + 1.050)% due 2/15/38(a)(b)	120,149
100,000	Series 2021-FL1, Class AS, 1.450% (1-Month USD-LIBOR + 1.300)% due 2/15/38(a)(b)	100,156
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 1.661% (1-Month USD-LIBOR + 1.550)% due 8/20/35(a)(b)	177,000
364,640	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	372,543
111,927	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140% due 1/16/24(a)	112,423
77,536	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	78,465
700,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	699,505
190,672	Freed ABS Trust, Series 2020-FP1, Class A, 2.520% due 3/18/27(a)	192,269
403,881	Freed ABS Trust, Series 2019-2, Class A, 2.620% due 11/18/26(a)	405,916
500,000	Galaxy XV CLO Ltd., Series 2013-15A, Class AR, 1.441% (3-Month USD-LIBOR + 1.200)% due 10/15/30(a)(b)	500,000
177,138	Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.080% due 7/20/30(a)	177,449
250,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650% due 9/22/25(a)	251,675
	GLS Auto Receivables Issuer Trust:
14,504	Series 2019-1A, Class A, 3.370% due 1/17/23(a)	14,527
62,964	Series 2019-2A, Class A, 3.060% due 4/17/23(a)	63,257
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 1.378% (3-Month USD-LIBOR + 1.160)% due 1/27/31(a)(b)	500,041
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 1.404% (3-Month USD-LIBOR + 1.180)% due 10/20/31(a)(b)	999,979
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 1.481% (3-Month USD-LIBOR + 1.320)% due 4/15/34(a)(b)	1,000,421
500,000	Hayfin US XII Ltd., Series 2018-8A, Class A, 1.344% (3-Month USD-LIBOR + 1.120)% due 4/20/31(a)(b)	498,839
389,737	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	406,325
192,696	Hunt CRE Ltd., Series 2017-FL1, Class A, 1.107% (1-Month USD-LIBOR + 1.000)% due 8/15/34(a)(b)	192,696
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Invitation Homes Trust:
$179,493	Series 2017-SFR2, Class A, 0.956% (1-Month USD-LIBOR + 0.850)% due 12/17/36(a)(b)	$179,856
173,497	Series 2018-SFR1, Class A, 0.806% (1-Month USD-LIBOR + 0.700)% due 3/17/37(a)(b)	173,776
67,156	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	68,353
173,000	LMREC, Inc., Series 2019-CRE3, Class A, 1.515% (1-Month USD-LIBOR + 1.400)% due 12/22/35(a)(b)	173,001
173,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class A, 1.242% (1-Month USD-LIBOR + 1.130)% due 5/15/36(a)(b)	173,051
	Marlette Funding Trust:
98,026	Series 2019-2A, Class A, 3.130% due 7/16/29(a)	98,810
186,000	Series 2019-4A, Class C, 3.760% due 12/17/29(a)	193,586
187,490	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(a)	188,276
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 1.712% (1-Month USD-LIBOR + 1.600)% due 2/15/36(a)(b)	338,136
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.464% (3-Month USD-LIBOR + 1.270)% due 11/15/30(a)(b)	982,965
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 1.505% (3-Month USD-LIBOR + 1.280)% due 10/13/31(a)(b)	982,916
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 1.295% (3-Month USD-LIBOR + 1.080)% due 4/26/31(a)(b)	250,292
234,486	Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.100% due 5/17/27(a)	234,434
531,333	PRPM LLC, Series 2019-3A, Class A1, step bond to yield, 3.351% due 7/25/24(a)	534,286
994,727	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 1.451% (3-Month USD-LIBOR + 1.210)% due 10/15/30(a)(b)	995,212
1,000,000	Regatta Funding LP, Series 2013-2A, Class A1R2, 1.491% (3-Month USD-LIBOR + 1.250)% due 1/15/29(a)(b)	1,000,266
224,262	Sofi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510% due 8/25/33(a)	225,089
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 1.474% (3-Month USD-LIBOR + 1.250)% due 10/20/31(a)(b)	1,000,296
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 1.344% (3-Month USD-LIBOR + 1.120)% due 1/21/31(a)(b)	499,379
	Steele Creek CLO Ltd.:
1,000,000	Series 2015-1A, Class AR, 1.442% (3-Month USD-LIBOR + 1.260)% due 5/21/29(a)(b)	997,706
1,000,000	Series 2018-2A, Class A, 1.389% (3-Month USD-LIBOR + 1.200)% due 8/18/31(a)(b)	1,000,380
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$100,855	Tesla Auto Lease Trust, Series 2018-B, Class A, 3.710% due 8/20/21(a)	$101,400
150,000	Theorem Funding Trust, Series 2020-1A, Class B, 3.950% due 10/15/26(a)	155,367
1,000,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.684% (3-Month USD-LIBOR + 1.460)% due 7/20/32(a)(b)	1,005,690
633,363	Upstart Securitization Trust, Series 2020-3, Class A, 1.702% due 11/20/30(a)	639,089
	Vericrest Opportunity Loan Trust:
587,358	Series 2019-NPL7, Class A1A, step bond to yield, 3.179% due 10/25/49(a)	588,477
748,085	Series 2020-NPL2, Class A1A, step bond to yield, 2.981% due 2/25/50(a)	750,626
500,000	Vibrant ClO VIII Ltd., Series 2018-8A, Class A1A, 1.364% (3-Month USD-LIBOR + 1.140)% due 1/20/31(a)(b)	500,002
203,989	VOLT LXXXIV LLC, Series 2019-NP10, Class A1A, step bond to yield, 3.426% due 12/27/49(a)	204,661
342,605	VOLT LXXXVIII LLC, Series 2020-NPL4, Class A1, step bond to yield, 2.981% due 3/25/50(a)(d)	343,610
	TOTAL ASSET-BACKED SECURITIES (Cost – $27,187,186)	27,326,405
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.4%
611,407	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	615,492
200,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5, Class B, 1.612% (1-Month USD-LIBOR + 1.500)% due 3/15/36(a)(b)	200,000
	BANK:
1,521,505	Series 2017-BNK4, Class XA, 1.398% due 5/15/50(b)(g)	93,304
1,830,713	Series 2017-BNK6, Class XA, 0.820% due 7/15/60(b)(g)	70,842
	BBCMS Mortgage Trust:
192,000	Series 2017-DELC, Class B, 1.142% (1-Month USD-LIBOR + 1.030)% due 8/15/36(a)(b)	191,881
240,000	Series 2018-TALL, Class B, 1.083% (1-Month USD-LIBOR + 0.971)% due 3/15/37(a)(b)	238,801
200,000	Series 2019-BWAY, Class A, 1.068% (1-Month USD-LIBOR + 0.956)% due 11/15/34(a)(b)	199,232
1,491,000	Series 2021-C9, Class XA, 1.771% due 2/15/54(b)(g)	191,953
75,000	BHMS, Series 2018-ATLS, Class A, 1.362% (1-Month USD-LIBOR + 1.250)% due 7/15/35(a)(b)	74,951
797,222	BRAVO Residential Funding Trust, Series 2021-A, Class A1, step bond to yield, 1.991% due 12/31/49(a)(d)	795,113
321,392	BX Trust, Series 2019-MMP, Class B, 1.412% (1-Month USD-LIBOR + 1.300)% due 8/15/36(a)(b)	320,184
117,000	BXMT Series 2017-FL1, Class C, 2.058% (1-Month USD-LIBOR + 1.950)% due 6/15/35(a)(b)	117,035
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$192,000	Series 2020-FL2, Class C, 1.758% (1-Month USD-LIBOR + 1.650)% due 2/16/37(a)(b)	$191,885
1,659,143	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.290% due 5/10/50(b)(g)	93,983
	CFCRE Commercial Mortgage Trust:
1,324,081	Series 2017-C8, Class XA, 1.595% due 6/15/50(b)(g)	91,101
287,000	Series 2017-C8, Class XB, 0.946% due 6/15/50(b)(g)	14,876
	Citigroup Commercial Mortgage Trust:
178,000	Series 2018-TBR, Class B, 1.262% (1-Month USD-LIBOR + 1.150)% due 12/15/36(a)(b)	176,222
386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	402,603
527,050	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	534,449
446,513	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	446,556
	Commercial Mortgage Trust:
20,250,743	Series 2013-CR9, Class XA, 0.094% due 7/10/45(b)(g)	34,445
1,500,263	Series 2013-LC6, Class XA, 1.323% due 1/10/46(b)(g)	27,354
303,859	Series 2014-CR15, Class A2, 2.928% due 2/10/47	302,366
325,000	Series 2014-FL5, Class C, 1.513% (1-Month USD-LIBOR + 2.150)% due 10/15/31(a)(b)	307,522
344,000	Series 2014-FL5, Class D, 1.513% (1-Month USD-LIBOR + 4.000)% due 10/15/31(a)(b)	319,812
227,000	Series 2018-HCLV, Class A, 1.112% (1-Month USD-LIBOR + 1.000)% due 9/15/33(a)(b)	226,791
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 2.012% (1-Month USD-LIBOR + 1.900)% due 7/15/32(a)(b)	67,262
573,000	Series 2017-CHOP, Class E, 3.412% (1-Month USD-LIBOR + 3.300)% due 7/15/32(a)(b)	504,250
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	106,564
128,000	Series 2017-LSTK, Class D, 3.331% due 4/5/33(a)(b)	126,995
47,000	Series 2017-LSTK, Class E, 3.331% due 4/5/33(a)(b)	46,452
8,157,000	Series 2017-LSTK, Class XACP, 0.000% due 4/5/33(a)(b)(g)	82
2,969,000	Series 2017-LSTK, Class XBCP, 0.000% due 4/5/33(a)(b)(g)	30
713,485	Series 2020-BPL1, Class A1, step bond to yield, 3.393% due 2/25/24(a)	716,269
664,861	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	673,705
344,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.362% (1-Month USD-LIBOR + 1.250)% due 1/15/34(a)(b)	343,965
	CSAIL Commercial Mortgage Trust:
810,186	Series 2017-C8, Class XA, 1.225% due 6/15/50(b)(g)	37,516
4,774,806	Series 2017-CX10, Class XA, 0.715% due 11/15/50(b)(g)	178,040
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$3,491,587	Series 2018-CX12, Class XA, 0.606% due 8/15/51(b)(g)	$126,079
182,000	DBGS Mortgage Trust, Series 2018-5BP, Class D, 1.462% (1-Month USD-LIBOR + 1.350)% due 6/15/33(a)(b)	180,401
	Deephaven Residential Mortgage Trust:
28,870	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	28,901
28,870	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	28,898
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
335,641	Series 4710, Class KA, 3.500% due 10/15/42	337,293
424,571	Series 4911, Class MB, 3.000% due 9/25/49	441,409
253,734	Federal National Mortgage Association (FNMA), REMICS, Series 2018-77, Class BA, 3.000% due 4/25/44	255,301
	Federal National Mortgage Association, Aces:
1,197,555	Series 2020-M49, Class 1A1, 1.256% due 11/25/30(b)	1,201,646
700,000	Series 21-M5, Class A1, 1.461% due 1/25/33(d)	703,213
239,000	GB Trust, Series 2020-FLX, Class D, 2.462% (1-Month USD-LIBOR + 2.350)% due 8/15/37(a)(b)	242,578
361,000	GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.551% due 4/10/34(a)	367,761
	GS Mortgage Securities Trust:
4,516,960	Series 2016-GS4, Class XA, 0.503% due 11/10/49(b)(g)	109,873
1,753,455	Series 2017-GS6, Class XA, 1.033% due 5/10/50(b)(g)	94,987
3,593,828	Series 2017-GS8, Class XA, 0.972% due 11/10/50(b)(g)	173,149
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 1.312% (1-Month USD-LIBOR + 1.200)% due 12/15/34(a)(b)	77,906
	JP Morgan Chase Commercial Mortgage Securities Trust:
2,483,755	Series 2014-C20, Class XA, 0.936% due 7/15/47(b)(g)	38,123
4,075,000	Series 2020-MKST, Class XCP, 2.628% due 12/15/36(a)(b)(g)	84,997
1,027,228	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.212% due 11/15/48(b)(g)	33,293
259,000	KKR Industrial Portfolio Trust, Series 2021-KDIP, Class E, 1.662% (1-Month USD-LIBOR + 1.550)% due 12/15/37(a)(b)	259,000
159,300	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 1.482% (1-Month USD-LIBOR + 1.370)% due 4/15/34(a)(b)	159,157
	MF1 Ltd.:
175,453	Series 2019-FL2, Class A, 1.248% (1-Month USD-LIBOR + 1.130)% due 12/25/34(a)(b)	175,617
225,000	Series 2020-FL3, Class A, 2.157% (1-Month USD-LIBOR + 2.050)% due 7/15/35(a)(b)	227,391
	Morgan Stanley Capital I Trust:
1,385,957	Series 2016-UB11, Class XA, 1.506% due 8/15/49(b)(g)	81,330
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$4,066,443	Series 2016-UB12, Class XA, 0.743% due 12/15/49(b)(g)	$121,644
76,000	Series 2017-ASHF, Class D, 2.312% (1-Month USD-LIBOR + 2.200)% due 11/15/34(a)(b)	74,828
968,762	Series 2017-H1, Class XA, 1.416% due 6/15/50(b)(g)	56,642
	Natixis Commercial Mortgage Securities Trust:
350,000	Series 2018-850T, Class C, 1.266% (1-Month USD-LIBOR + 1.154)% due 7/15/33(a)(b)	338,720
350,000	Series 2018-850T, Class D, 1.566% (1-Month USD-LIBOR + 1.454)% due 7/15/33(a)(b)	335,425
	New Residential Mortgage Loan Trust:
564,203	Series 2020-NPL1, Class A1, step bond to yield, 4.335% due 7/25/60(a)	574,000
510,647	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	518,720
716,232	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(a)(b)	730,959
211,046	PFP Ltd., Series 2019-6, Class A, 1.156% (1-Month USD-LIBOR + 1.050)% due 4/14/37(a)(b)	211,046
570,959	PRPM, Series 2019-GS1, Class A1, 3.500% due 10/25/24(a)(b)	577,833
641,957	PRPM LLC, Series 2020-3, Class A1, step bond to yield, 2.857% due 9/25/25(a)	647,164
29,861	Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, 2.239% (1-Month USD-LIBOR + 1.250)% due 6/15/33(a)(b)	30,010
299,200	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 2.407% (1-Month USD-LIBOR + 2.300)% due 5/15/36(a)(b)	292,530
160,639	SLIDE, Series 2018-FUN, Class A, 1.012% (1-Month USD-LIBOR + 0.900)% due 6/15/31(a)(b)	160,538
147,435	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class B, 1.373% (1-Month USD-LIBOR + 1.250)% due 11/11/34(a)(b)	147,155
	UBS Commercial Mortgage Trust:
1,654,520	Series 2012-C1, Class XA, 2.056% due 5/10/45(a)(b)(g)	21,271
1,004,978	Series 2017-C1, Class XA, 1.524% due 6/15/50(b)(g)	73,803
386,000	Series 2018-NYCH, Class D, 2.212% (1-Month USD-LIBOR + 2.100)% due 2/15/32(a)(b)	374,921
	Verus Securitization Trust:
1,139,047	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	1,166,844
283,483	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	286,737
907,473	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	908,405
351,282	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	353,290
170,820	VMC Finance LLC, Series 2018-FL2, Class A, 1.028% (1-Month USD-LIBOR + 0.920)% due 10/15/35(a)(b)	170,234
491,689	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)(d)	491,540
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	Wells Fargo Commercial Mortgage Trust:
$2,526,137	Series 2015-LC22, Class XA, 0.772% due 9/15/58(b)(g)	$72,837
4,941,796	Series 2015-NXS2, Class XA, 0.663% due 7/15/58(b)(g)	122,011
100,000	Series 2021-SAVE, Class A, 1.300% (1-Month USD-LIBOR + 1.150)% due 2/15/40(a)(b)	100,182
100,000	Series 2021-SAVE, Class B, 1.600% (1-Month USD-LIBOR + 1.450)% due 2/15/40(a)(b)	100,119
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $25,414,968)	23,567,594
U.S. GOVERNMENT OBLIGATIONS – 1.3%
	U.S. Treasury Notes:
1,060,000	1.500% due 9/30/21	1,068,944
1,130,000	0.375% due 3/31/22	1,133,090
1,580,000	0.125% due 5/15/23	1,578,580
1,450,000	0.125% due 12/15/23	1,444,902
5,000	2.250% due 12/31/23	5,281
630,000	0.125% due 2/15/24	627,244
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $5,860,024)	5,858,041
MORTGAGE-BACKED SECURITIES – 0.6%
FHLMC – 0.4%
	Freddie Mac Pool:
1,692,466	1.500% due 2/1/36 – 3/1/36	1,712,320
FNMA – 0.2%
985,984	Federal National Mortgage Association (FNMA), 2.000% due 1/1/36	1,025,106
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $2,768,425)	2,737,426
SOVEREIGN BONDS – 0.5%
Brazil – 0.0%
200,000	Brazilian Government International Bond, 2.875% due 6/6/25	203,750
Colombia – 0.0%
200,000	Colombia Government International Bond, 2.625% due 3/15/23	205,002
Indonesia – 0.1%
200,000	Indonesia Government International Bond, 3.375% due 4/15/23	209,980
300,000	Perusahaan Penerbit SBSN Indonesia III, 3.300% due 11/21/22	312,471
	Total Indonesia	522,451
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
Panama – 0.1%
$200,000	Panama Government International Bond, 3.750% due 3/16/25	$216,752
Peru – 0.1%
250,000	Peruvian Government International Bond, 2.392% due 1/23/26	259,875
Qatar – 0.0%
200,000	Qatar Government International Bond, 2.375% due 6/2/21	200,800
Saudi Arabia – 0.1%
250,000	Saudi Government International Bond, 2.875% due 3/4/23	260,255
South Korea – 0.0%
200,000	Korea Electric Power Corp., 1.125% due 6/15/25	199,849
United Arab Emirates – 0.1%
200,000	Abu Dhabi Government International Bond, 2.500% due 4/16/25(a)	211,721
	TOTAL SOVEREIGN BONDS (Cost – $2,261,625)	2,280,455
Shares/Units	Security	Value
COMMON STOCKS – 7.1%
BASIC MATERIALS – 0.0%
Forest Products & Paper – 0.0%
20,309	Appvion Inc.*(d)(e)	201,059
DIVERSIFIED – 6.8%
SPACs – 6.8%
108,264	Ares Acquisition Corp.*	1,115,119
37,916	Ark Global Acquisition Corp.*	388,639
175,373	Atlantic Avenue Acquisition Corp., Class A Shares*	1,809,849
25,766	Austerlitz Acquisition Corp. I*	265,390
38,648	Austerlitz Acquisition Corp. II*	396,142
22,246	Authentic Equity Acquisition Corp.*	228,021
137,418	BGP Acquisition Corp.*(d)	1,375,554
78,591	Cartesian Growth Corp.*	793,769
133,246	Cerberus Telecom Acquisition Corp., Class A Shares*(h)	1,425,732
41,903	CF Acquisition Corp. IV, Class A Shares*(h)	423,639
52,470	CF Acquisition Corp. VI*	536,768
43,373	Clarim Acquisition Corp.*	441,537
22,246	Class Acceleration Corp.*	230,691
31,129	Cohn Robbins Holdings Corp., Class A Shares*	326,543
51,531	EJF Acquisition Corp.*(d)	518,917
18,589	Empowerment & Inclusion Capital I Corp.*	191,467
63,245	Equity Distribution Acquisition Corp., Class A Shares*	658,380
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
DIVERSIFIED – (continued)
SPACs – (continued)
28,935	FG New America Acquisition Corp., Class A Shares*(h)	$293,690
26,141	Foresight Acquisition Corp.*	266,638
21,743	Fortress Capital Acquisition Corp.*	224,823
19,974	Fortress Value Acquisition Corp. III*	206,531
65,341	GigCapital4 Inc.*	669,745
29,178	Global Partner Acquisition Corp. II*	299,366
41,903	Golden Falcon Acquisition Corp., Class A Shares*	424,896
14,479	Gores Metropoulos II Inc.*	154,491
14,487	Group Nine Acquisition Corp.*	150,520
43,485	Hamilton Lane Alliance Holdings I Inc.*	444,417
15,565	Horizon Acquisition Corp., Class A Shares*(h)	161,409
3,095	Hudson Executive Investment Corp. II*	32,343
51,527	Isleworth Healthcare Acquisition Corp.*(d)	517,846
28,958	Jack Creek Investment Corp.*	298,267
31,129	Landcadia Holdings III Inc., Class A Shares*(h)	324,364
28,974	Marlin Technology Corp., Class A Shares*	301,330
464,323	Mason Industrial Technology Inc.*	4,736,095
14,797	Noble Rock Acquisition Corp.*	149,820
56,099	Oaktree Acquisition Corp. II, Class A Shares*(h)	591,283
14,497	OCA Acquisition Corp.*	150,769
43,437	One Equity Partners Open Water I Corp.*	444,795
21,749	Pontem Corp.*	224,232
104,261	RMG Acquisition Corp. III*(d)	1,094,741
36,198	SCP & CO Healthcare Acquisition Co.*	369,220
46,694	Seven Oaks Acquisition Corp., Class A Shares*	478,147
13,118	Spartan Acquisition Corp. III*	137,477
47,645	Starboard Value Acquisition Corp., Class A Shares*(h)	486,455
62,025	Tailwind Acquisition Corp., Class A Shares*	651,883
65,340	Tailwind International Acquisition Corp.*	672,349
115,656	Tekkorp Digital Acquisition Corp., Class A Shares*(h)	1,208,605
130,650	Tishman Speyer Innovation Corp. II*	1,371,825
98,787	Vector Acquisition Corp., Class A Shares*(h)	1,012,567
28,949	Z-Work Acquisition Corp.*	301,070
	Total SPACs	29,978,166
	TOTAL DIVERSIFIED	29,978,166
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
ENERGY – 0.3%
Oil & Gas Services – 0.3%
40,426	Superior Energy Services Inc.*	$1,212,780
	TOTAL COMMON STOCKS (Cost – $30,892,229)	31,392,005
EXCHANGE TRADED FUND (ETF) – 4.6%
393,240	iShares Core 1-5 Year USD Bond(h) (Cost – $19,980,226)	20,204,671
PREFERRED STOCK – 0.8%
FINANCIAL – 0.8%
Equity Real Estate Investment Trusts (REITs) – 0.8%
144,071	Gladstone Land Corp., 5.000% (Cost – $3,601,775)	3,695,421
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
15,233	Cerberus Telecom Acquisition Corp.*(d)	26,431
14,509	Golden Falcon Acquisition Corp.*(d)	18,862
	Total SPACs	45,293
	TOTAL DIVERSIFIED	45,293
	TOTAL WARRANTS (Cost – $37,338)	45,293
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $409,366,536)	406,736,789
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 14.6%
COMMERCIAL PAPERS – 1.8%
$5,379,000	Bell Canada, 0.220% due 3/15/21(i)	5,378,634
2,689,000	General Motors Co., 0.480% due 3/4/21(i)	2,688,862
	TOTAL COMMERCIAL PAPERS (Cost – $8,067,432)	8,067,496
TIME DEPOSITS – 12.7%
23,516EUR	BNP Paribas – Paris, (0.710)% due 3/1/21	28,373
4,095,772	Royal Bank of Canada – Toronto, 0.000% due 3/1/21	4,095,772
2,222,682	Skandinaviska Enskilda Banken AB – Stockholm, 0.000% due 3/1/21	2,222,682
49,424,457	Sumitomo Mitsui Banking Corp. – Tokyo, 0.000% due 3/1/21	49,424,457
	TOTAL TIME DEPOSITS (Cost – $55,771,284)	55,771,284
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATION – 0.1%
$380,000	U.S. Treasury Bills, 0.069% due 7/8/21(i) (Cost – $379,907)	$379,939
	TOTAL SHORT-TERM INVESTMENTS (Cost – $64,218,623)	64,218,719

Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.7%
MONEY MARKET FUND – 0.7%
2,896,830	Federated Government Obligations Fund, Premier Class, 0.000%(j) (Cost – $2,896,830)	2,896,830
	TOTAL INVESTMENTS – 107.6% (Cost – $476,481,989)	473,852,338
	Liabilities in Excess of Other Assets – (7.6)%	(33,655,379)
	TOTAL NET ASSETS – 100.0%	$440,196,959

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $145,036,668 and represents 32.95% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.

(c)
Security is currently in default.

(d)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2021, amounts to $24,903,353 and represents 5.66% of net assets.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)
Interest only security.

(h)
All or a portion of this security is on loan (See Note 5).

(i)
Rate shown represents yield-to-maturity.

(j)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ABS
 —    Asset-Based Security

CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

EURIBOR
 —    Euro Interbank Offered Rate

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

LP
 —    Limited Partnership

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (continued)

NIBOR
 —    Norwegian Interbank Offered Rate

PLC
 —    Public Limited Company

REMICS
 —    Real Estate Mortgage Investment Conduit

SARL
 —    Société à responsabilité limitée

SOFR
 —    Secured Overnight Financing Rate

SPACs
 —    Special Purpose Acquisition Companies

STIBOR
 —    Stockholm Interbank Offered Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	45.6%
Senior Loans	15.4
Common Stocks	6.6
Asset-Backed Securities	5.8
Collateralized Mortgage Obligations	5.0
Exchange Traded Fund (ETF)	4.3
U.S. Government Agencies & Obligations	1.2
Preferred Stock	0.8
Mortgage-Backed Securities	0.6
Sovereign Bonds	0.5
Warrants	0.0*
Short-Term Investments	13.6
Money Market Fund	0.6
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

At February 28, 2021, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	555,500	BBH	$670,448	3/16/21	$—	$(4,218)	$(4,218)
Contracts to Sell:
Euro	21,801,500	BBH	26,312,836	3/16/21	$156,365	$—	$156,365
Norwegian Krone	10,120,125	BBH	1,166,881	3/16/21	29,680	—	29,680
Swedish Krona	42,883,000	BBH	5,078,678	3/16/21	78,281	—	78,281
					$264,326	$—	264,326
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$264,326	$(4,218)	$260,108
Counterparty Abbreviations used in this schedule:
BBH
—    Brown Brothers Harriman & Co.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Low Duration Fixed Income Fund (concluded)

Currency Abbreviations used in this schedule:
EUR
 —    Euro

NOK
 —    Norwegian Krone

SEK
 —    Swedish Krona

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 63.0%
Australia – 0.2%
$1,300,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)@	$1,459,900
Bermuda – 1.0%
600,000	Credicorp Ltd., Senior Unsecured Notes, 2.750% due 6/17/25(b)	620,550
	Digicel Group 0.5 Ltd.:
359,665	Senior Unsecured Notes, 8.000% due 4/1/25(b)(c)	293,127
59,410	Subordinated Notes, 7.000%(b)(c)(d)	39,062
800,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	836,000
4,759,000	SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	4,760,671
	Total Bermuda	6,549,410
Brazil – 0.5%
2,500,000	Banco Bradesco SA, Senior Unsecured Notes, 2.850% due 1/27/23(b)	2,546,275
500,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	541,880
400,000	Itau Unibanco Holding SA, Subordinated Notes, 6.200% due 12/21/21	415,400
	Total Brazil	3,503,555
British Virgin Islands – 0.7%
700,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	703,962
	Sinopec Group Overseas Development 2016 Ltd.:
700,000	Company Guaranteed Notes, 2.000% due 9/29/21	704,207
800,000	Company Guaranteed Notes, 2.000% due 9/29/21(b)	804,808
1,783,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	1,875,161
500,000	State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	487,875
	Total British Virgin Islands	4,576,013
Canada – 1.5%
750,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	873,233
735,000	Enbridge Inc., Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(a)	795,182
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(b)	1,109,340
	Taseko Mines Ltd., Senior Secured Notes:
4,193,000	8.750% due 6/15/22(b)	4,285,246
3,952,000	7.000% due 2/15/26(b)	4,031,870
	Total Canada	11,094,871
Cayman Islands – 3.2%
3,400,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 2.800% due 6/6/23	3,561,754
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Cayman Islands – (continued)
	Baidu Inc., Senior Unsecured Notes:
$1,100,000	3.500% due 11/28/22	$1,149,341
2,400,000	3.875% due 9/29/23	2,569,733
650,000	3.075% due 4/7/25	687,893
200,000	ENN Energy Holdings Ltd., Senior Unsecured Notes, 3.250% due 7/24/22	205,326
2,898,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	3,050,145
4,500,000	HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	4,709,905
416,391	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	395,322
1,200,000	JD.com Inc., Senior Unsecured Notes, 3.125% due 4/29/21	1,204,670
297,748	Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	286,954
	SPARC EM SPC Panama Metro Line 2 SP:
1,702,165	Senior Secured Notes, zero coupon, due 12/5/22	1,653,245
1,030,037	Senior Secured Notes, zero coupon, due 12/5/22(b)	1,000,433
	Tencent Holdings Ltd., Senior Unsecured Notes:
374,000	3.280% due 4/11/24	400,314
3,500,000	1.810% due 1/26/26(b)	3,523,403
	Total Cayman Islands	24,398,438
Chile – 3.7%
	AES Gener SA:
	Junior Subordinated Notes:
1,000,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	1,086,800
800,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	869,440
200,000	Senior Unsecured Notes, 5.000% due 7/14/25	210,500
3,400,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(b)	2,798,200
400,000	Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	439,150
889,017	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	893,462
1,524,000	Empresa Electrica Guacolda SA, Senior Unsecured Notes, 4.560% due 4/30/25	1,253,909
6,400,000	Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	6,930,019
2,464,000	Falabella SA, Senior Unsecured Notes, 3.750% due 4/30/23	2,595,235
5,135,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,263,375
6,000,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	6,283,260
	Total Chile	28,623,350
Colombia – 0.6%
400,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	431,504
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Colombia – (continued)
$3,945,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	$4,014,038
	Total Colombia	4,445,542
Denmark – 0.1%
1,000,000EUR	Georg Jensen AS, Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 5/15/23(a)	1,164,187
Dominican Republic – 0.1%
1,100,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,144,000
France – 0.3%
1,200,000	BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%)(a)(b)(d)	1,300,560
575,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(d)	694,718
290,000	Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%)(a)(b)(d)	320,267
	Total France	2,315,545
Germany – 1.4%
200,000	Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%)(a)(d)	199,500
2,640,000EUR	LifeFit Group, Secured Notes, 7.500% (3-Month EURIBOR + 7.500%) due 7/26/23(a)	3,017,939
5,907,000EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	7,247,580
	Total Germany	10,465,019
India – 1.3%
900,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.375% due 7/24/24	948,681
	Indian Oil Corp., Ltd., Senior Unsecured Notes:
2,995,000	5.625% due 8/2/21	3,051,801
1,500,000	5.750% due 8/1/23	1,645,567
1,100,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.750% due 5/7/23	1,154,191
3,150,000	Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	3,285,672
	Total India	10,085,912
Indonesia – 0.1%
1,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 5.500% due 11/22/21	1,031,450
Ireland – 0.2%
1,400,000	C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	1,480,234
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Israel – 0.1%
$500,000	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	$564,972
Italy – 1.3%
365,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(d)	411,537
7,461,000EUR	Linkem SpA, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 8/9/22(a)(b)	8,866,311
445,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)(a)(d)@	491,169
	Total Italy	9,769,017
Japan – 0.1%
1,046,000	Universal Entertainment Corp., Senior Secured Notes, 8.500% due 12/11/24(b)	1,121,835
Jersey, Channel Islands – 0.3%
2,400,000	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	2,409,661
Luxembourg – 0.1%
1,000,000	Rumo Luxembourg SARL, Company Guaranteed Notes, 7.375% due 2/9/24	1,036,510
Malaysia – 1.8%
1,250,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,413,037
200,000	CIMB Bank Bhd, Senior Unsecured Notes, 3.263% due 3/15/22	204,866
1,715,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,745,956
1,000,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,078,793
2,700,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	2,775,060
4,800,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	5,120,128
1,000,000	Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	1,013,210
	Total Malaysia	13,351,050
Marshall Islands – 0.3%
1,837,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/23(b)	1,869,147
1,081,280	Golar LNG Partners LP, Senior Unsecured Notes, 6.432% (3-Month USD-LIBOR + 6.250%) due 11/22/21(a)	1,062,358
	Total Marshall Islands	2,931,505
Mexico – 2.7%
3,800,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%)(a)(d)	3,904,500
6,300,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	6,300,063
	BBVA Bancomer SA, Subordinated Notes:
1,500,000	6.500% due 3/10/21	1,501,200
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Mexico – (continued)
$457,000	6.750% due 9/30/22	$494,474
1,943,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	2,015,863
350,000	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	365,456
1,400,000	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.500% due 1/25/22	1,446,684
	Unifin Financiera SAB de CV, Company Guaranteed Notes:
2,450,000	7.250% due 9/27/23	2,459,922
1,700,000	7.000% due 1/15/25	1,670,267
	Total Mexico	20,158,429
Multinational – 1.3%
9,397,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	9,740,695
Netherlands – 2.1%
1,410,000	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)	1,441,725
1,200,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	1,260,012
4,827,000EUR	Azerion Holding BV, Senior Secured Notes, 8.500% (3-Month EURIBOR + 8.500%) due 3/17/23(a)	5,911,132
600,000	ING Groep NV, Junior Subordinated Notes, 5.750% (5-Year CMT Index + 4.342%)(a)(d)	657,000
6,150,000	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	6,571,275
	Total Netherlands	15,841,144
Norway – 1.0%
24,500,000NOK	Aker Horizons AS, Senior Unsecured Notes, 3.700% due 8/15/25(a)	2,817,862
13,500,000NOK	Grieg Seafood ASA, Senior Unsecured Notes, 3.900% due 6/25/25(a)(b)	1,541,033
2,200,000	Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)	440,000
4,900,000SEK	Mercell Holding AS, zero coupon, due 12/8/25	597,618
18,100,000NOK	Modex AS, Senior Secured Notes, 8.200% due 3/2/26(a)	2,097,419
	Total Norway	7,493,932
Panama – 1.7%
	Banistmo SA:
2,200,000	Senior Unsecured Notes, 3.650% due 9/19/22	2,262,722
300,000	Senior Unsecured Notes, 3.650% due 9/19/22(b)	308,553
4,208,595	ENA Norte Trust, Pass Thru Certificates, 4.950% due 4/25/23	4,319,071
2,200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	2,230,360
3,400,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	3,496,220
	Total Panama	12,616,926
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Paraguay – 0.1%
$950,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(b)	$948,765
Peru – 1.1%
4,100,000	Banco de Credito del Peru, Subordinated Notes, 6.125% (3-Month USD-LIBOR + 7.043%) due 4/24/27(a)	4,289,666
3,633,088	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	3,832,944
	Total Peru	8,122,610
Philippines – 0.6%
700,000	Bank of the Philippine Islands, Senior Unsecured Notes, 2.500% due 9/10/24	731,500
3,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	3,127,500
800,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	834,626
	Total Philippines	4,693,626
Portugal – 0.0%
70,068	Invepar, zero coupon, due 12/30/28(e)(f)	2,996
Saudi Arabia – 0.3%
	Saudi Arabian Oil Co., Senior Unsecured Notes:
2,100,000	2.750% due 4/16/22	2,147,131
300,000	1.250% due 11/24/23(b)	302,196
	Total Saudi Arabia	2,449,327
Singapore – 5.1%
	DBS Group Holdings Ltd.:
6,100,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(d)	6,161,000
500,000	Senior Unsecured Notes, 2.850% due 4/16/22	513,556
500,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	544,470
5,190,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	5,260,843
2,500,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, Private Placement, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	2,501,827
4,400,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	4,403,215
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	220,093
950,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	993,618
	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000	3.250% due 6/30/25	1,297,172
2,100,000	2.375% due 10/3/26	2,214,706
3,000,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,089,250
$4,000,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	4,149,932
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Singapore – (continued)
	United Overseas Bank Ltd., Subordinated Notes:
$4,700,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	$4,759,267
1,900,000	3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	2,037,521
500,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(a)	497,160
	Total Singapore	38,643,630
South Korea – 4.1%
	Korea East-West Power Co., Ltd.:
2,700,000	Senior Unsecured Notes, 1.750% due 5/6/25	2,772,229
2,200,000	Senior Unsecured Notes, 1.750% due 5/6/25(b)	2,258,854
4,800,000	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(b)	4,704,042
7,300,000	KT Corp., Senior Unsecured Notes, 1.000% due 9/1/25	7,216,326
3,900,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	4,243,597
	NongHyup Bank:
2,000,000	Senior Unsecured Notes Private Placement, 1.250% due 7/20/25(b)	2,002,465
2,000,000	Senior Unsecured Notes, 1.250% due 7/20/25	2,002,465
	POSCO, Senior Unsecured Notes:
2,000,000	2.375% due 11/12/22	2,052,026
3,044,000	2.375% due 1/17/23	3,131,558
700,000	2.750% due 7/15/24	742,485
	Total South Korea	31,126,047
Sweden – 0.1%
3,750,000SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	459,041
Switzerland – 0.4%
1,700,000	Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822%)(a)(b)(d)	1,895,500
1,400,000	UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%)(a)(d)@	1,582,000
	Total Switzerland	3,477,500
Thailand – 0.2%
1,800,000	Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,885,410
United Kingdom – 1.2%
1,525,000	Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%)(a)(d)	1,654,259
430,000	HSBC Holdings PLC, Junior Subordinated Notes, 6.000% (5-Year USD 1100 Run ICE Swap Rate + 3.746%)(a)(d)	467,625
1,480,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496%)(a)(d)	1,694,230
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United Kingdom – (continued)
$800,000	Natwest Group PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.625%)(a)(d)	$886,000
2,400,000EUR	SB Holdco PLC, Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(a)	2,924,556
	Vedanta Resources Ltd., Senior Unsecured Notes:
800,000	7.125% due 5/31/23	742,400
200,000	6.125% due 8/9/24	169,500
210,000	Vodafone Group PLC, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	251,693
	Total United Kingdom	8,790,263
United States – 22.1%
6,750,000	99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(b)	6,598,125
665,000	Ameren Corp., Senior Unsecured Notes, 1.750% due 3/15/28	660,288
395,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	448,226
3,088,439	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(c)	3,536,263
11,016,000	APX Group Inc., Senior Secured Notes, 7.875% due 12/1/22	11,043,540
700,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	794,500
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	1,019,961
4,174,000	At Home Holding III Inc., Senior Secured Notes, 8.750% due 9/1/25(b)	4,549,660
1,350,000	Bank of America Corp., Junior Subordinated Notes, 6.300% (3-Month USD-LIBOR + 4.553%)(a)(d)	1,549,973
3,252,000	BCD Acquisition Inc., Senior Secured Notes, 9.625% due 9/15/23(b)	3,333,300
133,000	Briggs & Stratton Corp., Senior Unsecured Notes, 6.875%, due 12/15/20	11,205
630,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%)(a)(b)(d)(e)	640,237
205,000	Capital One Financial Corp., Junior Subordinated Notes, 3.991% (3-Month USD-LIBOR + 3.800%)(a)(d)	203,975
600,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%)(a)(d)	636,000
710,000	Charles Schwab Corp., Junior Subordinated Notes, 5.375% (5-Year CMT Index + 4.971%)(a)(d)	773,900
260,000	CIT Group Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%)(a)(d)	268,918
2,039,000	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(a)(d)	2,212,315
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$225,000	Citizens Financial Group Inc., Junior Subordinated Notes, 6.375% (3-Month USD-LIBOR + 3.157%)(a)(d)	$238,905
1,075,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%)(a)(d)	1,193,250
137,874	Continental Airlines Class A-1 Pass-Through Trust, Pass Thru Certificates, 7.707% due 4/2/21	137,720
2,112,000	CTO Realty Growth Inc., Senior Unsecured Notes, Private Placement, 3.875% due 4/15/25(b)	2,167,757
2,683,000	CTO Realty Growth Inc., Senior Unsecured Notes, 3.875% due 4/15/25	2,753,831
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(b)(d)	510,637
5,164,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 7.125% due 6/15/24(b)	5,343,707
2,127,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 12.750% due 12/1/26(b)	1,850,490
390,000	Discover Financial Services, Junior Subordinated Notes, 6.125% (5-Year CMT Index + 5.783%)(a)(d)	427,050
1,321,000	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	1,377,143
	Dropbox Inc., Senior Unsecured Notes:
831,000	zero coupon, due 3/1/26(b)	817,871
665,000	zero coupon, due 3/1/28(b)	653,597
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%)(a)(d)	659,895
2,933,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Secured Notes, 10.000% due 4/15/25(b)	3,255,630
610,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%)(a)(d)	646,173
3,164,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	3,589,147
920,000	General Electric Co., Junior Subordinated Notes, 3.521% (3-Month USD-LIBOR + 3.330%)(a)(d)	876,944
	General Motors Financial Co., Inc., Junior Subordinated Notes:
150,000	5.700% (5-Year CMT Index + 4.997%)(a)(d)	166,500
1,090,000	5.750% (3-Month USD-LIBOR + 3.598%)(a)(d)	1,143,846
1,444,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.500% (5-Year CMT Index + 3.623%)(a)(d)	1,559,520
7,925,763	Hawaiian Airlines Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	7,643,858
864,380	Hawaiian Airlines Class B Pass-Through Certificates, Pass Thru Certificates, 4.950% due 1/15/22	848,416
11,528,000	HC2 Holdings Inc., Senior Secured Notes, 8.500% due 2/1/26(b)	11,470,360
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$4,121,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	$4,121,000
1,120,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%)(a)(d)	1,262,800
	JPMorgan Chase & Co., Junior Subordinated Notes:
1,015,000	5.000% (SOFR rate + 3.380%)(a)(d)	1,054,260
685,000	6.750% (3-Month USD-LIBOR + 3.780%)(a)(d)	756,925
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%) (a)(d)	505,847
1,655,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(b)(d)	1,696,375
659,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(b)	673,742
500,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%)(a)(d)	539,250
855,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%) (a)(d)	938,508
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
7,118,576	10.000% due 2/29/24(b)	7,447,810
3,594,055	11.500% due 2/28/25(b)	3,629,996
825,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%)(a)(d)	938,438
11,287,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	11,542,086
510,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%)(a)(d)	525,300
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(a)	203,403
7,420,000	PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	7,215,950
8,118,000	PetSmart Inc., Company Guaranteed Notes, 7.125% due 3/15/23(b)	8,132,612
717,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%)(a)(d)	784,670
3,191,000	Post Holdings Inc., Company Guaranteed Notes, 5.000% due 8/15/26(b)	3,329,809
480,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	557,074
850,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%)(a)(d)	939,250
845,000	SBL Holdings Inc., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.580%)(a)(b)(d)	775,288
410,000	Sempra Energy, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.550%)(a)(d)	437,040
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$595,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(a)	$621,236
6,380,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	6,778,750
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(b)(e)	1,161,780
485,000	SVB Financial Group, Junior Subordinated Notes, 4.100% (5-Year CMT Index + 3.064%)(a)(d)	489,850
1,894,000	Talos Production Inc., Secured Notes, 12.000% due 1/15/26(b)	1,789,830
1,374,000	Tapestry Inc., Senior Unsecured Notes, 4.250% due 4/1/25	1,491,592
4,378,000	T-Mobile USA Inc., Company Guaranteed Notes, 6.000% due 3/1/23	4,400,766
1,810,000	Truist Financial Corp., Junior Subordinated Notes, 4.800% (5-Year CMT Index + 3.003%)(a)(d)	1,877,875
8,201,000	UpHealth Inc., Senior Unsecured Notes, 6.250%, due 3/15/26(e)(f)	—
770,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%)(a)(d)	827,981
	Wells Fargo & Co., Junior Subordinated Notes:
950,000	3.900% (5-Year CMT Index + 3.453%)(a)(d)	946,343
1,775,000	5.900% (3-Month USD-LIBOR + 3.110%)(a)(d)	1,885,937
	Total United States	167,892,006
	TOTAL CORPORATE BONDS & NOTES (Cost – $465,683,470)	477,864,323
SENIOR LOANS – 11.1%(a)
	Alliance HealthCare Services Inc.:
2,904,970	5.500% (1-Month USD-LIBOR + 4.500%) due 10/24/23	2,685,296
1,363,460	due 4/24/24(g)	596,514
732,665	Appvion Operations Inc., 7.000% (3-Month USD-LIBOR + 6.000%) due 6/12/26	729,001
8,023,441	Crestwood Holdings LLC, 7.620% (1-Month USD-LIBOR + 7.500%) due 3/6/23	7,152,897
3,496,369	Elevate Textiles Inc., 5.259% (3-Month USD-LIBOR + 5.000%) due 5/1/24	3,283,300
8,261,000	Fieldwood Energy LLC, 4.250% (3-Month USD-LIBOR + 4.250%) due 4/11/22(h)	2,368,181
9,673,402	First Brands Group LLC, 8.500% (3-Month USD-LIBOR + 7.500%) due 2/2/24	9,825,758
4,828,763	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000%) due 10/4/23	5,504,790
12,936,878	Hertz Corp., due 12/31/21(g)	13,167,931
2,777,853	IEA Energy Services LLC, 7.004% (3-Month USD-LIBOR + 6.750%) due 9/25/24	2,767,436
14,779,000	JZ Capital Partners Ltd., 12.000% (1-Month USD-LIBOR + 11.000%) due 10/8/25(e)(f)	14,779,000
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS – (continued)
$4,454,166	Lealand Finance Co., BV, 4.115% (1-Month USD-LIBOR + 4.000%) due 6/30/25	$2,870,710
9,529,000	Mallinckrodt International Finance SA, due 2/28/22(g)	9,253,993
2,110,697	PI UK Holdco II Ltd., due 12/22/25(g)	2,105,420
4,538,386	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500%) due 10/31/24	4,533,848
2,254,913	RA Acquisition Purchaser LLC, due 5/31/23(f)(g)	2,221,089
	TOTAL SENIOR LOANS (Cost – $89,501,903)	83,845,164
SOVEREIGN BONDS – 7.7%
Brazil – 0.9%
6,850,000	Brazilian Government International Bond, 2.875% due 6/6/25	6,978,437
Colombia – 0.3%
2,100,000	Colombia Government International Bond, 2.625% due 3/15/23	2,152,521
India – 0.3%
2,000,000	Export-Import Bank of India, 3.125% due 7/20/21	2,015,376
Indonesia – 1.3%
	Indonesia Government International Bond:
1,500,000	3.750% due 4/25/22	1,549,641
2,200,000	2.950% due 1/11/23	2,280,987
300,000	3.375% due 4/15/23	314,970
	Perusahaan Penerbit SBSN Indonesia III:
1,000,000	3.400% due 3/29/22	1,026,670
3,018,000	3.300% due 11/21/22	3,143,458
1,321,000	3.750% due 3/1/23	1,394,989
	Total Indonesia	9,710,715
Panama – 0.9%
	Panama Government International Bond:
4,300,000	4.000% due 9/22/24	4,676,293
2,000,000	3.750% due 3/16/25	2,167,520
	Total Panama	6,843,813
Peru – 0.9%
6,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	7,172,550
Qatar – 0.4%
	Qatar Government International Bond:
2,300,000	2.375% due 6/2/21	2,309,200
900,000	4.500% due 1/20/22	930,548
	Total Qatar	3,239,748
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
Saudi Arabia – 0.9%
	Saudi Government International Bond:
$3,500,000	2.375% due 10/26/21	$3,539,662
3,000,000	2.875% due 3/4/23	3,123,060
	Total Saudi Arabia	6,662,722
South Korea – 1.3%
	Korea Development Bank:
300,000	1.250% due 6/3/25	302,225
2,200,000	0.800% due 4/27/26	2,177,393
7,200,000	Korea Electric Power Corp.:
5,300,000	1.125% due 6/15/25	5,296,012
1,900,000	1.125% due 6/15/25(b)	1,898,570
	Total South Korea	9,674,200
United Arab Emirates – 0.5%
	Abu Dhabi Government International Bond:
2,000,000	0.750% due 9/2/23(b)	2,005,288
1,600,000	2.500% due 4/16/25(b)	1,693,770
	Total United Arab Emirates	3,699,058
	TOTAL SOVEREIGN BONDS (Cost – $57,857,770)	58,149,140
Face Amount	Rating††	Security	Value
MUNICIPAL BOND – 0.7%
Puerto Rico – 0.7%
6,427,831	NR	Gdb Debt Recovery Authority Of Commonwealth Puerto Rico, Revenue Bonds, 7.500% due 8/20/40	5,479,726
		(Cost – $4,460,540)
Shares/Units	Security	Value
COMMON STOCKS – 8.4%
Canada – 0.3%
44,400	Barrick Gold Corp.	828,948
158,308	BGP Acquisition Corp.*(e)	1,584,663
21,182	Frontera Energy Corp.*	105,772
	Total Canada	2,519,383
Cayman Island – 0.1%
30,029	Austerlitz Acquisition Corp. I*	309,299
45,044	Austerlitz Acquisition Corp. II*	461,701
	Total Cayman Island	771,000
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – 0.1%
48,331	EdtechX Holdings Acquisition Corp. II*	$507,476
United States – 7.9%
53,841	Alpine Income Property Trust Inc.	986,367
267,281	Appvion Inc.*(e)(f)	2,646,082
125,028	Ares Acquisition Corp.*	1,287,788
44,192	Ark Global Acquisition Corp.*	452,968
241,887	Atlantic Avenue Acquisition Corp., Class A Shares*	2,496,274
25,628	Authentic Equity Acquisition Corp.*	262,687
264,887	Carney Technology Acquisition Corp. II, Class A Shares*	2,688,603
91,599	Cartesian Growth Corp.*	925,150
99,874	Cascade Acquisition Corp., Class A Shares*	1,023,708
37,023	CBRE Acquisition Holdings Inc., Class A Shares*	372,081
160,214	Cerberus Telecom Acquisition Corp., Class A Shares*	1,714,290
54,430	CF Acquisition Corp. IV, Class A Shares*(i)	550,287
61,153	CF Acquisition Corp. VI*	625,595
49,965	Clarim Acquisition Corp.*	508,644
25,628	Class Acceleration Corp.*	265,762
36,281	Cohn Robbins Holdings Corp., Class A Shares*	380,588
36,060	CTO Realty Growth Inc.	1,866,105
60,059	EJF Acquisition Corp.*(e)	604,794
24,408	Empowerment & Inclusion Capital I Corp.*	251,402
352	Energy Harbor Corp.*	9,900
72,860	Equity Distribution Acquisition Corp., Class A Shares*	758,473
37,586	FG New America Acquisition Corp., Class A Shares*(i)	381,498
30,467	Foresight Acquisition Corp.*	310,763
25,048	Fortress Capital Acquisition Corp.*	258,996
25,944	Fortress Value Acquisition Corp. III*	268,261
200,369	Genesis Park Acquisition Corp., Class A Shares*	2,087,845
76,154	GigCapital4 Inc.*	780,579
33,614	Global Partner Acquisition Corp. II*	344,880
54,430	Golden Falcon Acquisition Corp., Class A Shares*	551,920
16,680	Gores Metropoulos II Inc.*	177,976
16,689	Group Nine Acquisition Corp.*	173,399
50,095	Hamilton Lane Alliance Holdings I Inc.*	511,971
18,141	Horizon Acquisition Corp., Class A Shares*	188,122
3,566	Hudson Executive Investment Corp. II*	37,265
664,800	InterCure Ltd.*(f)	—
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
60,053	Isleworth Healthcare Acquisition Corp.*(e)	$603,533
33,360	Jack Creek Investment Corp.*	343,608
62,712	KINS Technology Group Inc., Class A Shares*	635,900
36,281	Landcadia Holdings III Inc., Class A Shares*(i)	378,048
60,006	Live Oak Acquisition Corp. II, Class A Shares*(i)	628,263
18,600	Magellan Midstream Partners LP	775,062
33,378	Marlin Technology Corp., Class A Shares*	347,131
534,907	Mason Industrial Technology Inc.*	5,456,051
251,150	McDermott International Inc.*	213,478
555,414	McDermott International Inc.*(e)	472,102
17,046	Noble Rock Acquisition Corp.*	172,591
77,376	Oaktree Acquisition Corp. II, Class A Shares*	815,543
16,700	OCA Acquisition Corp.*	173,680
466,079	Omnichannel Acquisition Corp., Class A Shares*(i)	4,726,041
50,040	One Equity Partners Open Water I Corp.*	512,410
25,056	Pontem Corp.*	258,327
52	Real Alloy Holding Inc.*(e)(f)	1,040,800
621,485	Rescap Liquidating Trust*(e)	512,725
110,320	RMG Acquisition Corp. II, Class A Shares*(e)	1,213,520
121,508	RMG Acquisition Corp. III*(e)	1,275,834
41,700	SCP & CO Healthcare Acquisition Co.*	425,340
54,422	Seven Oaks Acquisition Corp., Class A Shares*	557,281
15,288	Spartan Acquisition Corp. III*	160,218
55,530	Starboard Value Acquisition Corp., Class A Shares*(i)	566,961
146,756	Superior Energy Services Inc.*	4,402,680
72,291	Tailwind Acquisition Corp., Class A Shares*	759,778
76,153	Tailwind International Acquisition Corp.*	783,614
138,757	Tekkorp Digital Acquisition Corp., Class A Shares*	1,450,011
26,489	Thayer Ventures Acquisition Corp., Class A Shares*	268,863
152,272	Tishman Speyer Innovation Corp. II*	1,598,856
126,645	TS Innovation Acquisitions Corp.*(f)	—
128,319	Vector Acquisition Corp., Class A Shares*	1,315,270
246,967	Vector Acquisition Corp., Class A Shares*(f)	—
33,349	Z-Work Acquisition Corp.*	346,830
	Total United States	59,941,372
	TOTAL COMMON STOCKS (Cost – $62,863,284)	63,739,231
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – 3.1%
Bermuda – 0.3%
30,926	Aspen Insurance Holdings Ltd., 5.625%(d)	$797,891
24,704	Athene Holding Ltd., 6.375% (5-Year CMT Index + 5.970%)(a)(d)	674,913
19,388	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(d)	536,272
	Total Bermuda	2,009,076
United States – 2.8%
13,299	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(d)	342,449
31,620	American Equity Investment Life Holding Co., 6.625% (5-Year CMT Index + 6.297%)(a)(d)	851,527
131,518	Babcock & Wilcox Enterprises Inc., 8.125%	3,287,950
3,290	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(d)	352,030
1,000	Dairy Farmers of America Inc., 7.875%(b)(d)(e)	102,500
49,000	Delphi Financial Group Inc., 3.388% (3-Month USD-LIBOR + 3.190%)(a)	1,053,500
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	1,292,760
165,887	Gladstone Land Corp., 5.000%	4,255,002
13,850	GMAC Capital Trust I, 5.983% (3-Month USD-LIBOR + 5.785%)(a)	359,407
6,650	Great Elm Capital Corp., 6.500%	166,184
77,421	Monmouth Real Estate Investment Corp., 6.125%(d)	1,948,687
59,120	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	1,641,171
15,933	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	444,849
160,567	NGL Energy Partners LP, 9.000% (3-Month USD-LIBOR + 7.213%)(a)(d)	1,782,294
49,161	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)	902,104
18,347	Seritage Growth Properties, 7.000%(d)	377,031
6,165	Synchrony Financial, 5.625%(d)	160,105
60,924	WESCO International Inc. (5-Year CMT Index + 10.325%)(a)(d)	1,849,043
6,536	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(a)(d)	179,740
	Total United States	21,348,333
	TOTAL PREFERRED STOCKS (Cost – $22,796,927)	23,357,409
WARRANTS – 0.1%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(e)	—
502,803	WT PUR COM*	—
	Total Bermuda	—
Brazil – 0.0%
58,463	OAS finance Ltd. Warrants*(e)(f)	—
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
Cayman Island – 0.0%
1	RMG Acquisition Corp. II*	$2
United States – 0.1%
88,295	Carney Technology Acquisition Corp. II*(e)	128,028
4,178	CBRE Acquisition Holdings Inc.*(e)	6,413
19,786	Cerberus Telecom Acquisition Corp.*(e)	34,331
100,184	Genesis Park Acquisition Corp.*(e)	180,331
16,910	Golden Falcon Acquisition Corp.11/4/26*(e)	21,983
18,398	KINS Technology Group Inc.*(e)	24,101
233,039	Omnichannel Acquisition Corp.*(e)	375,193
	Total United States	770,380
	TOTAL WARRANTS (Cost – $1,396,973)	770,382
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $704,560,867)	713,205,375
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 7.8%
TIME DEPOSITS – 7.8%
$6,387,093	ANZ National Bank – London, 0.000% due 3/1/21	6,387,093
27,361EUR	BNP Paribas – Paris, (0.710)% due 3/1/21	33,011
9,748,651	Skandinaviska Enskilda Banken AB – Stockholm, 0.000% due 3/1/21	9,748,651
42,952,805	Sumitomo Mitsui Banking Corp. – Tokyo, 0.000% due 3/1/21	42,952,805
	TOTAL TIME DEPOSITS (Cost – $59,121,560)	59,121,560
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.3%
MONEY MARKET FUND – 0.3%
2,156,744	Federated Government Obligations Fund, Premier Class, 0.000%(j) (Cost – $2,156,744)	$2,156,744
	TOTAL INVESTMENTS – 102.2% (Cost – $765,839,171)	774,483,679
	Liabilities in Excess of Other Assets – (2.2)%	(16,604,372)
	TOTAL NET ASSETS – 100.0%	$757,879,307

†
Face amount denominated in U.S. dollars, unless otherwise noted.

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $159,558,561 and represents 21.05% of net assets.

(c)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2021, amounts to $27,410,946 and represents 3.62% of net assets.

(f)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(g)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(h)
Security is currently in default.

(i)
All or a portion of this security is on loan (See Note 5).

(j)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44	10/2/18	$2,109,000	$1,459,900	0.19%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	491,169	0.06%
UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%)	4/18/17	1,300,500	1,582,000	0.22%
Total			$3,533,069	0.47%
Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PCL	—	Public Company Limited
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (continued)

Summary of Investments by Security Type^
Corporate Bonds & Notes	61.7%
Senior Loans	10.8
Common Stocks	8.2
Sovereign Bonds	7.5
Preferred Stocks	3.0
Municipal Bond	0.7
Warrants	0.1
Short-Term Investments	7.7
Money Market Fund	0.3
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
333	$349,983	CF Finance Acquisition Corp. II	CIBC	7/16/21	$10.00	$66,600
13	$28,535	Crestwood Equity Partners LP	CIBC	4/16/21	$15.00	10,400
667	$5,765,548	iShares iBoxx HighYield Corp.	CIBC	3/19/21	$86.00	53,360
665	$5,748,260	iShares iBoxx HighYield Corp.	CIBC	4/16/21	$85.00	65,170
191	$2,810,947	JPMorgan Chase & Co.	CIBC	3/19/21	$110.00	2,292
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $272,626)				$197,822
At February 28, 2021, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	510,000	BBH	$615,533	3/16/21	$—	$(3,872)	$(3,872)
Contracts to Sell:
Euro	24,851,000	BBH	29,993,362	3/16/21	178,237	—	178,237
Norwegian Krone	18,083,000	BBH	2,085,024	3/16/21	3,147	—	3,147
Norwegian Krone	37,900,650	BBH	4,370,059	3/16/21	111,152	—	111,152
Swedish Krona	8,912,000	BBH	1,055,457	3/16/21	16,269	—	16,269
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$308,805	$(3,872)	$304,933
Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
CIBC	—	CIBC World Markets Corp.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT – 0.8%
CORPORATE BONDS & NOTES – 0.2%
Consumer Non-cyclical – 0.1%
$840,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$955,342
Financial – 0.1%
1,014,000	Capital One Financial Corp., Senior Unsecured Notes, 3.450% due 4/30/21	1,016,651
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $1,823,590)	1,971,993
Shares/Units
COMMON STOCKS – 0.5%
ENERGY – 0.4%
Pipelines – 0.4%
132,957	Crestwood Equity Partners LP	2,918,406
INDUSTRIAL – 0.1%
Environmental Control – 0.1%
13,400	GFL Environmental Inc.	415,668
Machinery-Diversified – 0.0%
116,500	Briggs & Stratton Corp.*(a)(b)	—
	TOTAL INDUSTRIAL	415,668
	TOTAL COMMON STOCKS (Proceeds – $3,016,954)	3,334,074
EXCHANGE TRADED FUND (ETF) – 0.1%
23,500	Defiance NextGen SPAC Derived* (Proceeds – $709,675)	705,940
	TOTAL SECURITIES SOLD SHORT – 0.8% (Proceeds – $5,550,219)	$6,012,007

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(b)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2021, amounts to $0 and represents 0.00% of net assets.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – 86.9%
Alabama – 2.3%
$6,000,000	AA	Alabama Public School & College Authority, Revenue Bonds, Series A, 5.000% due 11/1/31	$8,025,240
2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	2,476,640
1,835,000	Aa2(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 4.000% due 7/1/46(b)	1,848,928
355,000	AA-	County of Jefferson AL, GO, Series B, 5.000% due 4/1/21	356,353
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,897,175
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	308,963
175,000	A-	5.000% due 3/1/29	206,852
180,000	A-	5.000% due 3/1/30	211,538
185,000	A-	5.000% due 3/1/31	216,755
145,000	A-	5.000% due 3/1/32	169,348
215,000	A-	5.000% due 3/1/33	250,421
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,828,580
		Total Alabama	20,796,793
Alaska – 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,212,720
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	251,772
		Total Alaska	1,464,492
Arizona – 3.7%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	6,115,400
3,810,000	AA+	5.000% due 7/1/34	4,569,371
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,508,400
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(c)	2,047,302
65,000	AA	City of Glendale AZ, GO, AGM-Insured, 4.000% due 7/1/21	65,818
		City of Glendale AZ, Revenue Bonds, AGM:
105,000	AA	Series A, 5.000% due 7/1/23	115,416
230,000	AA	Series A, 5.000% due 7/1/27	268,166
215,000	AA	Series A, 5.000% due 7/1/28	249,688
235,000	AA	Series A, 5.000% due 7/1/29	271,836
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$85,000	AA	Series A, 5.000% due 7/1/32	$101,936
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	63,325
105,000	AA	5.000% due 7/1/26	124,135
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	A+	Series A, 5.000% due 7/1/27(c)	80,089
90,000	A+	Series A, 5.000% due 7/1/28(c)	110,146
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,994,117
30,000	AAA	Series C, 5.000% due 7/1/21	30,483
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,110,530
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	164,283
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	15,967
30,000	AA	Series A, 5.000% due 7/1/23	31,906
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(d)	60,965
820,000	AAA	Maricopa County Community College District, GO, Series D, 4.250% due 7/1/25	831,160
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	969,040
200,000	A2(a)	5.000% due 7/1/47	244,694
190,000	AA-	Series A, 4.000% due 1/1/24	209,139
70,000	AA-	Series A, 5.000% due 1/1/22	72,757
145,000	AA-	Series A, 5.000% due 1/1/23	157,347
60,000	AA-	Series A, 5.000% due 1/1/24	67,730
225,000	AA-	Series A, 5.000% due 1/1/25	262,960
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	853,967
430,000	AA-	Series B, 5.000% due 1/1/48(b)	461,175
290,000	AA-	Series C, 5.000% due 1/1/48(b)	335,524
50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, 5.000% due 7/1/21	50,794
		Salt River Project Agricultural Improvement & Power District, Revenue Bonds:
2,000,000	AA+	Series A, 5.000% due 1/1/29	2,545,700
145,000	AA+	Series A, 5.000% due 1/1/33	180,490
		State of Arizona, COP:
215,000	AA-	Series A, 5.000% due 10/1/21	221,087
225,000	AA-	Series A, 5.000% due 10/1/22	242,257
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$300,000	AA-	Series A, 5.000% due 10/1/23	$335,982
310,000	AA-	Series A, 5.000% due 10/1/24	359,430
560,000	AA-	Western Maricopa Education Center District No 402, GO, Series B, 4.000% due 7/1/21	567,045
		Total Arizona	34,067,557
Arkansas – 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	92,291
California – 4.4%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	66,736
		Bay Area Toll Authority, Revenue Bonds:
210,000	AA	Series B, 2.850% due 4/1/47(b)	226,006
195,000	AA	Series C, 2.100% due 4/1/45(b)	197,149
		California Health Facilities Financing Authority, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 7/1/25	127,065
85,000	A+	Series D, Prerefunded 8/15/21 @ 100, 5.000% due 8/15/35(d)	86,861
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	63,121
145,000	A+	Series A, 5.000% due 4/1/23	152,480
3,000,000	A+	Series A, 5.000% due 2/1/28	3,696,810
3,000,000	A+	Series A, 5.000% due 2/1/29	3,762,420
115,000	A+	Series A, 5.250% due 10/1/24	118,361
115,000	A+	Series A, 5.250% due 10/1/25	118,361
70,000	A+	Series D, 5.000% due 12/1/21	72,502
30,000	A+	Series G, 5.000% due 11/1/23	32,381
30,000	A+	Series G, 5.000% due 11/1/24	32,381
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,752,400
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	171,419
145,000	A+	Series A, 5.000% due 6/1/29	157,226
115,000	Au	Series A1, 5.000% due 6/1/25	135,231
30,000	BBB	Series A1, 5.000% due 6/1/26	36,278
290,000	AA-	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	337,963
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,889,925
		Modesto Irrigation District, Revenue Bonds:
30,000	A+	Series A, 5.000% due 7/1/22	30,480
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$110,000	A+	Series A, 5.000% due 7/1/23	$111,762
170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	176,360
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	118,724
30,000	A-	Series A, 5.000% due 8/1/28	35,191
1,500,000	AA+	Ohlone Community College District, GO, Series A, Prerefunded 8/1/21 @ 100, 5.000% due 8/1/38(d)	1,530,345
145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(c)	152,370
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	83,893
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, Prerefunded 4/15/22 @ 100, 5.000% due 4/15/23(d)	268,829
185,000	A	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	227,086
		State of California, GO:
5,000,000	AA	AGM, 5.250% due 8/1/32	6,913,700
760,000	AA-	4.000% due 3/1/26	884,762
3,125,000	AA-	4.000% due 12/1/30(b)	3,154,000
80,000	AA-	5.000% due 9/1/29	97,573
1,000,000	AA-	5.000% due 4/1/30	1,317,230
760,000	AA-	5.000% due 8/1/30	950,038
3,000,000	AA-	5.000% due 11/1/31	3,974,190
3,000,000	AA-	5.000% due 4/1/36	3,786,720
435,000	AA-	Series B, 5.000% due 8/1/26	534,045
205,000	AA-	Series C, 5.000% due 8/1/29	249,485
65,000	AAA	State of California Department of Water Resources, Revenue Bonds, Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/25(d)	67,373
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	111,287
230,000	AA-	West Contra Costa Unified School District, GO, 5.000% due 8/1/26	244,104
		Total California	40,252,623
Colorado – 2.3%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(c)	75,283
315,000	A	Series A, 5.000% due 12/1/26(c)	384,681
30,000	A+	Series A, 5.000% due 11/15/27(c)	37,441
195,000	A+	Series A, 5.000% due 11/15/28(c)	240,763
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$145,000	A+	Series A, 5.000% due 11/15/29(c)	$177,610
115,000	A+	Series A, 5.000% due 11/15/30(c)	140,090
915,000	A+	Series C, 5.000% due 11/15/30	1,187,551
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	Aaa(a)	zero coupon, due 7/15/22	652,583
220,000	A-	2.800% due 5/15/42(b)	228,560
2,115,000	AA	5.000% due 11/15/36(b)	2,379,163
190,000	Baa1(a)	5.000% due 9/1/46	214,345
640,000	AA	5.000% due 11/15/49(b)	792,147
500,000	BBB+	Series A, 5.000% due 8/1/44	605,180
325,000	BBB+	Series B-2, 5.000% due 8/1/49(b)	383,854
220,000	BBB+	Series D3, 5.000% due 10/1/38(b)	226,290
105,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	117,360
		E-470 Public Highway Authority, Revenue Bonds:
60,000	A	zero coupon, due 9/1/35	42,473
85,000	A	zero coupon, due 9/1/37	56,116
110,000	A	zero coupon, due 9/1/38	70,085
165,000	A	Series A, 5.000% due 9/1/34	211,324
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, Prerefunded 4/1/22 @ 100, 4.000% due 4/1/30(d)	1,562,490
		Pueblo County School District No 70, GO:
1,000,000	AA	Series A, 4.000% due 12/1/29	1,229,040
1,945,000	AA	Series A, 4.000% due 12/1/30	2,421,895
2,000,000	AA+	Regional Transportation District Sales Tax Revenue, Revenue Bonds, 0.900% due 11/1/26	1,983,680
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,600,595
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,509,663
210,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(b)	214,710
		Vauxmont Metropolitan District, GO, AGM:
150,000	AA	5.000% due 12/1/21	154,694
125,000	AA	5.000% due 12/15/27	145,102
120,000	AA	5.000% due 12/15/29	138,085
135,000	AA	5.000% due 12/15/31	154,532
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$285,000	AA	5.000% due 12/1/34	$353,460
		Total Colorado	20,690,845
Connecticut – 1.8%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
1,075,000	AAA	Series 2017 B1, 5.000% due 7/1/29	1,416,237
410,000	A	Series A, 5.000% due 7/1/34	509,519
505,000	AA-	Series B, 1.800% due 7/1/49(b)	523,771
65,000	A-	Series S, 5.000% due 7/1/26	78,554
30,000	A-	Series S, 5.000% due 7/1/29	37,460
4,465,000	AAA	Series V1, 0.010% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
3,000,000	A	Series 2021 A, 4.000% due 1/15/29	3,611,940
90,000	A	Series A, 5.000% due 3/15/26	108,670
375,000	A	Series A, 5.000% due 4/15/26	453,833
150,000	A	Series A, 5.000% due 4/15/30	191,970
170,000	A	Series A, 5.000% due 4/15/34	213,233
60,000	A	Series A, 5.000% due 4/15/35	75,066
175,000	A	Series B, 5.000% due 1/15/26	210,287
85,000	A	Series E, 5.000% due 9/15/23	90,990
100,000	A	Series E, 5.000% due 10/15/26	122,657
150,000	A	Series E, 5.000% due 10/15/29	182,122
1,600,000	A	Series F, 5.000% due 9/15/26	1,958,240
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,634,280
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	413,939
		Total Connecticut	16,297,768
Delaware – 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
85,000	A	Series C, 5.000% due 1/1/22	88,341
35,000	A	Series C, 5.000% due 1/1/24	39,361
80,000	A	Series C, 5.000% due 1/1/25	89,633
220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	223,018
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,632,483
		Total Delaware	4,072,836
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia – 0.9%
$2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	$2,273,000
		District of Columbia, Revenue Bonds:
80,000	AAA	Series A, 5.000% due 12/1/36	82,730
40,000	NR	Series A, Prerefunded 12/01/21 @ 100, 5.000% due 12/1/36(d)	41,439
		Metropolitan Washington Airports Authority, Revenue Bonds:
90,000	A+	Series A, 5.000% due 10/1/21(c)	92,430
50,000	A+	Series A, 5.000% due 10/1/22(c)	53,653
75,000	A+	Series A, 5.000% due 10/1/23(c)	83,584
2,625,000	A+	Series A, 5.000% due 10/1/24(c)	3,030,379
115,000	A+	Series A, 5.000% due 10/1/28(c)	145,584
120,000	A+	Series A, 5.000% due 10/1/29(c)	150,392
95,000	A+	Series A, 5.000% due 10/1/30(c)	118,196
205,000	A+	Series A, 5.000% due 10/1/31(c)	252,306
60,000	A+	Series A, 5.000% due 10/1/34(c)	72,245
55,000	A+	Series A, 5.000% due 10/1/36(c)	65,869
195,000	A+	Series C, 5.000% due 10/1/22(c)	200,242
210,000	A+	Series C, 5.000% due 10/1/23(c)	215,844
190,000	A+	Series C, 5.000% due 10/1/24(c)	195,233
255,000	A+	Series C, 5.000% due 10/1/25(c)	261,900
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	454,960
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	291,209
		Total District of Columbia	8,081,195
Florida – 4.4%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	108,328
215,000	Aa3(a)	5.000% due 7/1/30	244,324
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	96,925
		Citizens Property Insurance Inc., Revenue Bonds:
80,000	A+	Series A1, 5.000% due 6/1/21	80,948
60,000	A+	Series A1, 5.000% due 6/1/22	63,570
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA+	5.000% due 12/1/21	41,451
65,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(d)	67,363
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$70,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(d)	$72,545
		City of Jacksonville FL, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	123,592
155,000	A+	5.000% due 10/1/23	166,521
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	58,199
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A	5.000% due 10/1/30(c)	72,773
90,000	A	5.000% due 10/1/31(c)	108,725
120,000	A	Series A, 5.000% due 10/1/29(c)	140,830
85,000	A	Series A, 5.000% due 10/1/31(c)	99,175
115,000	A	Series A, 5.000% due 10/1/32(c)	133,731
1,000,000	A	Series B, 5.000% due 10/1/29(c)	1,272,630
90,000	A	Series Q1, 5.000% due 10/1/23	96,705
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Series A, 5.000% due 9/1/21(c)	40,925
50,000	AA+	Series A, 5.000% due 9/1/22(c)	53,344
60,000	AA+	Series A, 5.000% due 9/1/23(c)	66,456
65,000	AA+	Series A, 5.000% due 9/1/24(c)	74,324
65,000	AA+	Series A, 5.000% due 9/1/26(c)	78,233
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	134,755
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	195,880
120,000	A+	5.000% due 10/1/29	146,219
215,000	A+	5.000% due 10/1/30	261,554
65,000	A+	Series A, Prerefunded 10/01/22 @ 100, 5.000% due 10/1/25(d)	69,975
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
175,000	A-	Series A, 5.000% due 10/1/21(c)	179,517
85,000	A-	Series A, 5.000% due 10/1/22(c)	91,070
290,000	A-	Series A, 5.000% due 10/1/24(c)	311,077
55,000	A-	Series A, 5.000% due 10/1/27(c)	63,114
80,000	A-	Series A, 5.000% due 10/1/29(c)	91,498
70,000	A-	Series A, 5.000% due 10/1/30	83,603
30,000	A-	Series A, 5.000% due 10/1/31	35,707
160,000	A-	Series A, 5.000% due 10/1/33(c)	182,083
70,000	A-	Series A, 5.000% due 10/1/35(c)	79,768
65,000	A-	Series B, 5.000% due 10/1/24	69,939
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$215,000	A-	Series B, 5.000% due 10/1/37	$245,981
500,000	A-	Series B, 5.000% due 10/1/40(c)	591,200
		County of Miami-Dade FL Transit System, Revenue Bonds:
1,500,000	AA	4.000% due 7/1/50	1,716,480
35,000	AA	5.000% due 7/1/21	35,544
50,000	AA	Series Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	53,229
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	146,670
30,000	A+	Series B, 5.000% due 7/1/28	35,117
190,000	A+	Series B, 5.000% due 7/1/30	221,880
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	34,714
45,000	A2(a)	5.000% due 10/1/27	53,400
80,000	A1(a)	Series A, 5.000% due 10/1/22	85,845
355,000	A2(a)	Series A, 5.000% due 10/1/26	379,207
55,000	A2(a)	Series A, 5.000% due 10/1/30	66,577
60,000	A2(a)	Series A, 5.000% due 10/1/31	72,559
2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,684,475
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A	Series A, 5.000% due 10/1/28(c)	123,235
60,000	A	Series A, 5.000% due 10/1/30(c)	73,025
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	39,921
70,000	A-	5.000% due 6/1/35	78,251
		Hillsborough County Port District, Revenue Bonds:
850,000	A(e)	Series B, 5.000% due 6/1/33(c)	1,017,127
185,000	A(e)	Series B, 5.000% due 6/1/38(c)	216,909
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	84,938
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	241,550
		Lake County School Board, COP, AGM:
30,000	AA	Series A, 5.000% due 6/1/25	34,105
50,000	AA	Series A, 5.000% due 6/1/26	56,808
15,000	AA	Series A, 5.000% due 6/1/28	16,980
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	688,138
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$415,000	A+	Series A1, 5.000% due 4/1/35	$515,978
755,000	A+	Series A2, 5.000% due 4/1/33(b)	872,818
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	53,609
115,000	A	Series A, 5.000% due 7/1/32	136,544
95,000	A	Series A, 5.000% due 7/1/33	113,608
30,000	A	Series A, 5.000% due 7/1/34	35,808
235,000	A	Series A, 5.000% due 7/1/40	235,646
85,000	A	Series A, 5.000% due 7/1/44	95,399
		Orange County Health Facilities Authority, Revenue Bonds:
200,000	A+	Series A, 5.000% due 10/1/39	234,648
365,000	A+	Series A, Prerefunded 4/01/22 @ 100, 5.000% due 10/1/42(d)	383,943
150,000	A+	Series B, Prerefunded 4/01/22 @ 100, 5.000% due 10/1/42(d)	157,785
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	122,891
200,000	Aa2(a)	Series C, 5.000% due 8/1/29	235,438
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	56,038
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(e)	5.000% due 12/1/23	11,267
20,000	WD(e)	5.000% due 12/1/24	23,345
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	58,733
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	38,962
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	46,145
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	863,843
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	356,307
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	284,126
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	189,035
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	825,445
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	372,916
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	129,962
250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, 5.000% due 10/1/24	256,885
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	389,127
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	140,483
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$570,000	A+	Series A, 5.000% due 5/1/31	$678,898
220,000	A+	Series B, 5.000% due 8/1/27	266,961
395,000	A+	Series B, 5.000% due 5/1/28	460,128
340,000	A+	Series D, 5.000% due 11/1/24	393,302
355,000	A+	Series D, 5.000% due 11/1/25	410,653
230,000	A+	Series D, 5.000% due 11/1/26	265,153
115,000	A+	Series D, 5.000% due 2/1/29	136,476
190,000	A+	Series D, 5.000% due 2/1/30	224,882
		School District of Broward County, COP:
155,000	A+	Series A, 5.000% due 7/1/21	157,457
145,000	A+	Series A, 5.000% due 7/1/22	154,203
45,000	A+	Series A, 5.000% due 7/1/25	47,691
460,000	A+	Series A, 5.000% due 7/1/26	525,573
265,000	A+	Series A, 5.000% due 7/1/27	310,569
115,000	A+	Series A, 5.000% due 7/1/28	134,403
70,000	A+	Series A, 5.000% due 7/1/32	83,591
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	127,583
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(d)	616,650
335,000	A+	Series B, 5.000% due 7/1/26	393,856
230,000	A+	Series B, 5.000% due 7/1/27	269,551
390,000	A+	Series B, 5.000% due 7/1/28	455,801
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	66,335
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	57,282
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	137,318
75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	86,164
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	66,055
125,000	A	Series A, 5.000% due 7/1/27	137,369
		State of Florida, GO:
5,995,000	AAA	5.000% due 7/1/32	7,661,550
289,000	AAA	Series C, 5.000% due 6/1/22	292,477
145,000	AAA	Series E, 5.000% due 6/1/24	146,744
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	$2,503,060
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	97,213
70,000	AA+	Series NPFG, 5.500% due 10/1/22	75,840
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A3(a)	4.000% due 10/15/36	171,042
80,000	A3(a)	5.000% due 10/15/44	96,166
150,000	A3(a)	5.000% due 10/15/49	179,331
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	682,968
145,000	AA	Series A, 5.000% due 8/1/32	171,925
		Total Florida	40,430,195
Georgia – 3.6%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	35,191
70,000	AA-	5.000% due 11/1/29	81,862
2,000,000	AA-	5.000% due 11/1/40	2,315,840
205,000	Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	204,725
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	46,283
		Development Authority of Burke County, Revenue Bonds:
600,000	A-	1.700% due 12/1/49(b)	619,146
830,000	A-	2.925% due 11/1/53(b)	884,988
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	187,745
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa2(a)	Series A, 4.000% due 4/1/48(b)	5,402,500
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	913,702
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	195,283
145,000	A-	Series A, 5.000% due 1/1/30	181,379
105,000	A	Series GG, 5.000% due 1/1/24	113,586
35,000	A	Series GG, 5.000% due 1/1/25	37,723
145,000	A	Series GG, 5.000% due 1/1/26	156,130
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	64,473
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – (continued)
$35,000	AA-	Series S, 5.000% due 10/1/22	$37,609
70,000	AA-	Series S, 5.000% due 10/1/24	74,986
40,000	AA-	Series U, 5.000% due 10/1/24	46,394
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,419,900
5,000,000	AAA	Series A, 5.000% due 8/1/30	6,728,950
2,500,000	AAA	Series A, 5.000% due 7/1/32	3,241,800
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,790,720
		Total Georgia	32,780,915
Hawaii – 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	123,320
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	110,966
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	613,895
		Total Hawaii	848,181
Idaho – 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
90,000	A2(a)	5.000% due 7/15/21	91,486
100,000	A2(a)	5.000% due 7/15/22	106,048
45,000	A2(a)	5.000% due 7/15/23	49,757
35,000	A2(a)	5.000% due 7/15/24	40,099
95,000	A2(a)	5.000% due 7/15/27	117,541
70,000	Aa1(a)	Series A, 4.000% due 1/1/50	77,665
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	2,777,627
		Total Idaho	3,260,223
Illinois – 4.1%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A-	Series A, 5.000% due 1/1/29(c)	75,189
100,000	A-	Series A, 5.000% due 1/1/30(c)	114,885
70,000	A-	Series A, 5.000% due 1/1/31(c)	80,081
190,000	A-	Series A, 5.000% due 1/1/32(c)	209,604
30,000	A-	Series B, 5.000% due 1/1/22	31,179
95,000	A-	Series B, 5.000% due 1/1/24	106,695
		Chicago O’Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	88,441
50,000	A	Series A, 5.000% due 1/1/22	51,965
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$125,000	A	Series A, 5.000% due 1/1/24(c)	$140,201
270,000	A	Series A, 5.000% due 1/1/29	326,533
200,000	A	Series A, 5.000% due 1/1/48(c)	234,992
1,000,000	A	Series A, Prerefunded 1/01/22 @ 100, 5.000% due 1/1/25(c)(d)	1,038,700
200,000	A	Series B, 5.000% due 1/1/22(c)	207,756
285,000	A	Series B, 5.000% due 1/1/32	329,089
120,000	A	Series B, 5.000% due 1/1/53	142,282
65,000	A	Series C, 5.000% due 1/1/22	67,554
80,000	A	Series C, 5.000% due 1/1/23	86,797
45,000	A	Series C, 5.000% due 1/1/24	50,635
65,000	A	Series C, 5.000% due 1/1/25	75,536
60,000	A	Series C, 5.000% due 1/1/26	71,764
70,000	A	Series C, 5.000% due 1/1/33	81,801
80,000	A	Series C, 5.000% due 1/1/34	93,332
60,000	A	Series D, 5.000% due 1/1/27(c)	73,004
15,000	A	Series D, 5.000% due 1/1/28(c)	18,085
85,000	A	Series D, 5.000% due 1/1/31(c)	100,570
45,000	A	Series D, 5.000% due 1/1/33(c)	52,881
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	41,462
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,098
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	31,736
40,000	AA-	Series B, 5.000% due 12/15/24	42,362
60,000	AA-	Series C, 5.000% due 12/15/25	63,535
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	179,964
		County of Cook IL, GO:
45,000	A+	Series A, 5.250% due 11/15/24	46,476
60,000	A+	Series C, 5.000% due 11/15/22	64,850
145,000	A+	Series C, 5.000% due 11/15/23	156,326
540,000	A+	Series C, 5.000% due 11/15/24	580,403
15,000	AA	Series C, AGM, 5.000% due 11/15/25	16,101
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	42,742
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	$826,157
		Illinois Finance Authority, Revenue Bonds:
100,000	AA+	2.250% due 11/15/42(b)	102,382
5,000,000	AAA	4.000% due 7/1/38	5,939,250
60,000	AA+	5.000% due 7/15/26	73,180
75,000	A+	5.000% due 11/15/26	80,182
25,000	A3(a)	5.000% due 8/15/27	29,060
70,000	A	5.000% due 5/15/28	82,526
60,000	AA+	5.000% due 7/15/28	75,219
40,000	A	5.000% due 5/15/29	46,894
150,000	AAA	5.000% due 7/1/29	185,468
25,000	A+	5.000% due 11/15/29	26,559
110,000	A3(a)	5.000% due 12/1/29	128,267
145,000	AAA	5.000% due 1/1/30	178,779
330,000	AA-	5.000% due 8/15/30	433,742
255,000	AAA	5.000% due 7/1/31	313,237
235,000	AA+	5.000% due 9/1/32	247,528
175,000	A3(a)	5.000% due 8/15/35	198,254
170,000	A	5.000% due 1/1/36	199,527
870,000	A	5.000% due 1/1/38	1,036,675
315,000	AA+	5.000% due 9/1/38	331,972
1,300,000	A	5.000% due 1/1/44	1,528,852
100,000	A3(a)	5.000% due 12/1/46	112,293
25,000	BBB+	5.000% due 8/1/49	28,186
10,000	A+	Series A, 5.000% due 11/15/21	10,327
495,000	AA-	Series A, 5.000% due 2/15/24	555,073
95,000	AA-	Series A, 5.000% due 2/15/25	109,851
45,000	AA-	Series A, 5.000% due 2/15/26	53,529
30,000	A	Series A, 5.000% due 11/15/27	35,040
35,000	A	Series A, 5.000% due 11/15/28	40,665
55,000	A	Series A, 5.000% due 11/15/29	63,560
75,000	A	Series A, 5.000% due 7/1/30	88,593
100,000	A	Series A, 5.000% due 11/15/32	114,499
50,000	A	Series A, 5.000% due 7/1/34	58,377
15,000	AA+	Series A, 5.000% due 9/1/34	16,715
60,000	A+	Series A, 5.000% due 11/15/34	68,621
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$255,000	A	Series A, 5.000% due 7/1/36	$296,024
20,000	BBB+	Series A, 5.000% due 8/1/47	22,564
45,000	A	Series A, Prerefunded 5/15/22 @ 100, 5.000% due 5/15/23(d)	47,599
95,000	AA-	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	116,703
85,000	A+	Series B, 5.000% due 11/15/26	98,762
35,000	AA+	Series C, 3.750% due 2/15/34	38,826
160,000	AA+	Series C, 4.000% due 2/15/36	179,974
35,000	AA+	Series C, 5.000% due 2/15/22	36,598
15,000	AA+	Series C, 5.000% due 2/15/24	16,985
75,000	AA+	Series C, 5.000% due 2/15/26	90,503
200,000	AA+	Series C, 5.000% due 2/15/28	246,646
135,000	AA+	Series C, 5.000% due 2/15/29	165,356
50,000	AA+	Series C, 5.000% due 2/15/31	60,608
365,000	AA+	Series C, 5.000% due 2/15/32	440,796
145,000	AA+	Series C, 5.000% due 2/15/33	174,550
65,000	AA+	Series C, 5.000% due 2/15/36	77,663
205,000	AA+	Series C, 5.000% due 2/15/41	241,871
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(d)	62,158
95,000	A(e)	Series Prerefunded 11/15/22 @ 100, 5.000% due 11/15/43(d)	102,560
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	23,548
		Illinois Municipal Electric Agency, Revenue Bonds:
1,000,000	A	Series A, 5.000% due 2/1/22	1,041,730
290,000	A	Series A, 5.000% due 2/1/28	341,797
105,000	A	Series A, 5.000% due 2/1/31	123,605
		Illinois State Toll Highway Authority, Revenue Bonds:
2,000,000	AA-	5.000% due 1/1/40	2,521,380
50,000	AA-	Series A, 5.000% due 12/1/31	59,542
175,000	AA-	Series D, 5.000% due 1/1/24	197,124
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC-Insured, zero coupon, due 1/1/22	254,556
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	303,865
55,000	AA	5.000% due 1/1/29	68,756
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM, zero coupon, due 1/1/24	222,990
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24(f)	208,928
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$225,000	Aa2(a)	Series B, NPFG, zero coupon due 1/15/25	$214,585
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	158,970
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	73,439
175,000	AA+	5.000% due 2/1/27	204,708
70,000	AA	Regional Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/21	71,107
		State of Illinois, GO:
80,000	BBB-	5.000% due 3/1/21	80,000
45,000	BBB-	5.000% due 8/1/21	45,768
225,000	BBB-	5.000% due 1/1/22	232,576
145,000	BBB-	5.000% due 3/1/22	150,797
190,000	BBB-	5.000% due 8/1/22	200,467
45,000	BBB-	5.000% due 2/1/23	48,252
220,000	BBB-	5.000% due 4/1/23	237,103
100,000	BBB-	5.000% due 8/1/23	108,826
225,000	BBB-	5.000% due 6/1/25	254,930
65,000	BBB-	5.000% due 2/1/26	70,735
270,000	BBB-	5.000% due 2/1/27	309,022
180,000	BBB-	5.000% due 2/1/28	208,589
60,000	BBB-	5.000% due 4/1/28	65,414
25,000	BBB-	5.000% due 5/1/28	27,306
165,000	BBB-	5.000% due 2/1/29	189,869
70,000	BBB-	5.000% due 5/1/32	75,610
190,000	BBB-	5.000% due 5/1/33	204,839
305,000	BBB-	5.250% due 2/1/31	330,464
115,000	BBB-	5.500% due 7/1/38	122,621
65,000	BBB-	Series A, 4.000% due 1/1/23	66,524
105,000	BBB-	Series A, 5.000% due 1/1/33	107,359
365,000	BBB-	Series B, 5.000% due 9/1/21	372,464
360,000	BBB-	Series B, 5.000% due 9/1/22	380,905
365,000	BBB-	Series B, 5.000% due 9/1/23	397,985
365,000	BBB-	Series B, 5.000% due 9/1/24	407,212
620,000	BBB-	Series D, 5.000% due 11/1/23	677,443
405,000	BBB-	Series D, 5.000% due 11/1/25	460,331
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$390,000	BBB-	Series D, 5.000% due 11/1/26	$448,114
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	126,912
115,000	A-	6.250% due 10/1/38	128,104
		Will County Community Unit School District No 365 Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,868,281
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	154,397
200,000	AA	Will County School District No 86 Joliet, GO, AGM-Insured, zero coupon, due 11/1/21	199,298
		Total Illinois	37,030,538
Indiana – 2.3%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds AGM:
315,000	A+	Series A, 5.000% due 10/1/24	361,834
160,000	AA	Series B, AGM, 5.000% due 10/1/21	164,368
		City of Whiting IN, Revenue Bonds:
370,000	A-u	5.000% due 12/1/44(b)(c)	450,712
1,020,000	A-	5.000% due 11/1/45(b)(c)	1,095,949
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	332,199
		Indiana Finance Authority, Revenue Bonds:
320,000	AA	2.250% due 12/1/58(b)	337,130
30,000	AA-	5.000% due 3/1/22	31,452
90,000	AA-	5.000% due 8/15/25	99,463
30,000	AA-	5.000% due 9/1/26	36,554
15,000	AA-	5.000% due 9/1/29	17,893
5,000,000	AAA	5.000% due 2/1/35	6,352,750
240,000	AA-	5.000% due 3/1/36	270,458
60,000	AA-	5.000% due 9/1/36	70,083
65,000	AA	Series A, 5.000% due 10/1/25	69,789
70,000	AA	Series A, 5.000% due 10/1/26	80,797
35,000	AA	Series A, 5.000% due 10/1/28	40,133
115,000	AA	Series A, 5.250% due 10/1/24	118,306
535,000	AA	Series Prerefunded 1/1/22 @ 100, 1.650% due 12/1/42(b)(d)	541,479
45,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/23(d)	47,178
30,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/30(d)	31,452
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – (continued)
$155,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/41(d)	$162,504
		Indiana Health Facility Financing Authority, Revenue Bonds:
1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	1,030,640
7,500,000	AA+	Series E, 0.010% due 11/15/39(b)	7,500,000
290,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	316,666
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	21,254
20,000	A+	Series A, 5.000% due 1/1/25	21,251
55,000	A+	Series A, 5.000% due 1/1/26	58,426
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	10,646
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(d)	10,646
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(d)	26,614
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	593,357
255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	294,971
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	41,266
30,000	AA+	Series B, 5.000% due 7/15/22	31,900
40,000	AA+	Series B, 5.000% due 7/15/23	43,467
40,000	NR	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/23(d)	43,494
120,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/24(d)	130,601
125,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/25(d)	136,043
		Total Indiana	21,023,725
Iowa – 1.4%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,320,996
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,800,461
90,000	BBB(e)	Series A, 5.000% due 5/15/43	102,352
105,000	BBB(e)	Series A, 5.000% due 5/15/48	118,320
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	6,036,150
		Total Iowa	12,378,279
Kansas – 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	34,940
35,000	A	Series A, 5.000% due 9/1/32	40,706
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kansas – (continued)
$130,000	A	Series A, Prerefunded 9/01/22 @ 100, 5.000% due 9/1/24(d)	$139,324
30,000	A	Series B, Prerefunded 9/01/22 @ 100, 5.000% due 9/1/23(d)	32,152
45,000	A	Series B, Prerefunded 9/01/22 @ 100, 5.000% due 9/1/24(d)	48,227
		Total Kansas	295,349
Kentucky – 1.2%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	28,949
15,000	A1(a)	5.000% due 1/1/26	17,863
45,000	A1(a)	5.000% due 1/1/29	52,762
50,000	A1(a)	5.000% due 1/1/30	58,249
5,000,000	A1(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,533,200
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	194,728
145,000	A-	5.000% due 5/1/28	179,851
15,000	A-	5.000% due 5/1/29	18,468
40,000	AA	5.000% due 5/1/31	49,750
110,000	A-	Series A, 5.000% due 10/1/27	121,040
165,000	A-	Series A, 5.000% due 2/1/29	192,911
170,000	A-	Series A, 5.000% due 2/1/30	198,421
65,000	A-	Series A, 5.000% due 2/1/32	75,724
80,000	A-	Series A, 5.000% due 2/1/33	93,153
325,000	A-	Series B, 5.000% due 11/1/26	392,896
1,445,000	A-	Series B, 5.000% due 11/1/27	1,740,459
55,000	A1(a)	Series D, 5.000% due 5/1/21	55,425
35,000	A1(a)	Series D, 5.000% due 5/1/26	41,803
30,000	A1(a)	Series D, 5.000% due 5/1/27	36,574
30,000	A1(a)	Series D, 5.000% due 5/1/28	36,347
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	258,274
525,000	A	Series A, 5.000% due 10/1/29	631,790
95,000	A	Series A, 5.000% due 10/1/32	112,707
70,000	A	Series A, 5.500% due 10/1/33	78,360
185,000	A	Series A, 5.750% due 10/1/38	207,855
100,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28(d)	105,924
335,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29(d)	354,845
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky – (continued)
$355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	$359,579
		Total Kentucky	11,227,907
Louisiana – 0.3%
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,817,955
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A	Series A, 5.000% due 12/15/22	43,301
85,000	A	Series A, 5.000% due 12/15/23	95,641
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(c)	78,261
85,000	A-	Series B, 5.000% due 1/1/25(c)	97,941
65,000	A-	Series B, 5.000% due 1/1/27(c)	74,790
10,000	A-	Series B, 5.000% due 1/1/29(c)	11,951
20,000	A-	Series B, 5.000% due 1/1/31(c)	23,603
20,000	A-	Series B, 5.000% due 1/1/36(c)	23,270
15,000	A-	Series B, 5.000% due 1/1/37(c)	17,407
20,000	A-	Series D2, 5.000% due 1/1/26(c)	23,671
15,000	A-	Series D2, 5.000% due 1/1/29(c)	17,926
20,000	A-	Series D2, 5.000% due 1/1/30(c)	23,709
45,000	A-	Series D2, 5.000% due 1/1/32(c)	52,914
35,000	A-	Series D2, 5.000% due 1/1/35(c)	40,821
15,000	A-	Series D2, 5.000% due 1/1/38(c)	17,369
		Total Louisiana	2,460,530
Maine – 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,700,050
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	70,794
		Total Maine	2,770,844
Maryland – 4.5%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Series C, 5.000% due 7/1/28	129,033
195,000	AA	Series C, 5.000% due 7/1/31	237,188
200,000	AA	Series C, 5.000% due 7/1/33	241,678
170,000	AA-	Series D, 5.000% due 7/1/33	205,426
4,325,000	AAA	County of Harford MD, GO, Series B, 5.000% due 7/1/26	5,317,804
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland – (continued)
$2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	$3,153,400
		County of Prince George’s MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,834,966
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,445,203
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,251,242
		Maryland Community Development Administration, Revenue Bonds:
385,000	Aa1(a)	Series B, 4.000% due 9/1/49	427,007
310,000	Aa1(a)	Series C, 3.500% due 3/1/50	339,348
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	407,357
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	168,456
65,000	BBB+	Series A, 5.000% due 7/1/33	75,780
50,000	BBB+	Series A, 5.000% due 7/1/34	58,155
20,000	BBB+	Series A, 5.000% due 7/1/35	23,218
50,000	BBB+	Series A, 5.000% due 7/1/36	57,906
35,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/24(d)	37,236
30,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	31,917
300,000	AA-	Maryland State Transportation Authority, Revenue Bonds, 5.000% due 7/1/34	389,619
		State of Maryland, GO:
3,000,000	AAA	5.000% due 8/1/33	3,982,380
5,000,000	AAA	Series A, 5.000% due 3/15/31	6,304,550
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,608,660
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,338,130
		Total Maryland	41,065,659
Massachusetts – 0.8%
		Commonwealth of Massachusetts, GO:
90,000	AA	Series B, 5.000% due 7/1/22	95,812
520,000	AA	Series C, 5.000% due 4/1/23	571,303
45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/45	51,819
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	49,785
115,000	AA-	5.000% due 7/1/24	131,953
50,000	A	5.000% due 7/1/30	63,503
235,000	A	5.000% due 7/1/31	297,028
500,000	Baa2(a)	5.000% due 7/1/34	612,465
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts – (continued)
$65,000	AAA	Series A, 5.000% due 7/15/22	$69,339
145,000	NR	Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(d)(g)	163,577
500,000	AA+	Series N, 1.450% due 7/1/41(b)	501,945
105,000	AA-	Series S, 5.000% due 7/1/30	130,905
585,000	A+	Series S-1, 5.000% due 10/1/24	669,521
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	379,096
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,268,959
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, Prerefunded 11/01/22 @ 100, 4.000% due 11/1/43(d)	2,659,450
		Total Massachusetts	7,716,460
Michigan – 2.2%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 0.759% (3-Month USD-LIBOR), due 7/1/32(b)	156,099
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	89,627
1,000,000	AA	Detroit City School District, GO, AGM, Series A, 5.250% due 5/1/30	1,337,880
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	174,831
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	50,057
55,000	AA	5.000% due 5/1/29	67,879
100,000	AA	5.000% due 5/1/30	119,493
145,000	AA	5.000% due 5/1/31	173,104
20,000	AA	5.000% due 5/1/32	23,854
90,000	AA	5.000% due 5/1/33	107,245
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	119,580
75,000	A2(a)	5.000% due 5/15/28	89,125
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	106,624
20,000	AA	Kent Hospital Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/21	20,668
		Michigan Finance Authority, Revenue Bonds AGM:
310,000	AA	AGM, 5.000% due 7/1/22	329,545
1,250,000	Aa3(a)	5.000% due 11/1/23	1,393,787
45,000	AA-	5.000% due 12/1/23	50,627
750,000	Aa3(a)	5.000% due 11/1/24	863,160
50,000	AA-	5.000% due 12/1/24	58,255
85,000	AA-	5.000% due 12/1/25	102,212
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$40,000	AA-	5.000% due 12/1/26	$49,478
10,000	AA-	5.000% due 7/1/27	11,827
35,000	AA-	5.000% due 12/1/27	44,345
160,000	A+	5.000% due 8/15/28	175,635
60,000	AA-	5.000% due 12/1/28	75,471
30,000	AA-	5.000% due 7/1/29	35,299
60,000	A+	5.000% due 8/15/29	65,674
35,000	AA-	5.000% due 7/1/31	41,166
30,000	AA-	5.000% due 7/1/32	35,257
315,000	A	5.000% due 11/15/32	377,083
25,000	AA-	5.000% due 7/1/33	29,357
205,000	A	5.000% due 11/15/36	217,234
45,000	A	5.000% due 11/15/42	47,502
735,000	AA-	5.000% due 12/1/44(b)	854,504
45,000	WR(a)	Series A, 5.000% due 6/1/21	45,536
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(d)	68,893
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(d)	148,385
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	597,485
80,000	AA-	Series I, 5.000% due 4/15/35	96,370
		Michigan State Hospital Finance Authority, Revenue Bonds:
180,000	AA+	Series C, 2.400% due 11/15/47(b)	187,330
45,000	AA-	Series C, 5.000% due 12/1/24	52,430
60,000	AA-	Series C, 5.000% due 12/1/26	74,217
40,000	AA-	Series C, 5.000% due 12/1/27	50,710
60,000	AA-	Series C, 5.000% due 12/1/28	75,471
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	785,047
		Michigan Strategic Fund, Revenue Bonds:
290,000	A	1.450% due 8/1/29(b)	291,641
35,000	A	1.450% due 9/1/30(b)	35,198
500,000	A	1.800% due 10/1/49(b)(c)	512,310
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	42,549
90,000	AA-	5.000% due 11/1/29	108,802
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	32,077
60,000	A+	5.000% due 9/1/24	67,926
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	$118,323
		State of Michigan, GO:
1,500,000	Aa1(a)	Series A, 4.000% due 5/15/38	1,795,380
2,000,000	Aa1(a)	Series A, 5.000% due 5/15/33	2,629,300
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	157,745
140,000	AA	5.000% due 5/1/31	169,641
145,000	AA	5.000% due 5/1/32	175,536
		Wayne County Airport Authority, Revenue Bonds:
5,000	A-	Series A, 5.000% due 12/1/29	6,191
10,000	A-	Series A, 5.000% due 12/1/30	12,323
10,000	A-	Series A, 5.000% due 12/1/31	12,251
15,000	A-	Series A, 5.000% due 12/1/36	18,047
620,000	A-	Series B, 5.000% due 12/1/29(c)	757,404
15,000	A-	Series B, 5.000% due 12/1/30(c)	18,236
15,000	A-	Series B, 5.000% due 12/1/31(c)	18,162
10,000	A-	Series B, 5.000% due 12/1/33(c)	12,022
25,000	A-	Series B, 5.000% due 12/1/36(c)	29,815
60,000	A-	Series C, 5.000% due 12/1/22	64,943
65,000	A-	Series C, 5.000% due 12/1/23	73,090
70,000	A-	Series C, 5.000% due 12/1/24	81,331
70,000	A-	Series C, 5.000% due 12/1/25	83,631
45,000	A-	Series C, 5.000% due 12/1/26	55,152
45,000	A-	Series C, 5.000% due 12/1/27	56,313
		Western Michigan University, Revenue Bonds, AGM:
700,000	AA	5.000% due 11/15/36	876,050
800,000	AA	5.000% due 11/15/38	994,592
950,000	AA	5.000% due 11/15/40	1,173,677
		Total Michigan	20,155,016
Minnesota – 1.8%
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,553,850
		State of Minnesota, GO:
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,300,930
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,275,500
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Minnesota – (continued)
$4,835,000	AAA	Series B, 5.000% due 8/1/27	$6,121,303
		Total Minnesota	16,251,583
Mississippi – 0.3%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	285,624
435,000	A2(a)	5.000% due 1/1/34	541,423
170,000	A+	5.000% due 10/1/40(b)	202,577
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	199,498
1,250,000	AA	Series A, 5.000% due 10/1/34	1,541,875
		Total Mississippi	2,770,997
Missouri – 0.4%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	35,467
30,000	A+	5.000% due 5/15/30	35,276
30,000	A+	5.000% due 5/15/31	35,164
85,000	A+	5.000% due 5/15/36	98,117
20,000	A+	Series B, 4.000% due 2/1/40	21,533
70,000	A+	Series B, 5.000% due 2/1/30	81,593
80,000	A+	Series B, 5.000% due 2/1/32	92,642
65,000	A+	Series B, 5.000% due 2/1/36	74,417
105,000	A+	Series B, 5.000% due 2/1/45	118,318
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,026,475
85,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	94,336
		Total Missouri	3,713,338
Montana – 0.1%
		Montana Board of Housing, Revenue Bonds:
80,000	AA+	Series A-1, 4.000% due 12/1/47(c)	84,650
40,000	AA+	Series B, 4.000% due 6/1/50	45,199
		Montana Facility Finance Authority, Revenue Bonds:
40,000	A+(e)	5.000% due 2/15/22	41,709
60,000	A+(e)	5.000% due 2/15/23	65,130
60,000	A+(e)	5.000% due 2/15/24	67,394
60,000	A+(e)	5.000% due 2/15/25	69,481
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Montana – (continued)
$90,000	A+(e)	5.000% due 2/15/26	$107,154
		Total Montana	480,717
Nebraska – 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
225,000	AA+	Series B, 4.000% due 9/1/49(c)	247,669
240,000	AA+	Series E, 3.750% due 9/1/49(c)	259,834
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	136,593
125,000	A+	Series B, 5.000% due 1/1/34	147,755
155,000	A+	Series B, 5.000% due 1/1/36	182,530
		Total Nebraska	974,381
Nevada – 1.1%
		City of Carson City NV, Revenue Bonds:
20,000	A-	5.000% due 9/1/24	22,809
15,000	A-	5.000% due 9/1/28	18,111
20,000	A-	5.000% due 9/1/30	23,793
20,000	A-	5.000% due 9/1/32	23,559
20,000	A-	5.000% due 9/1/34	23,367
		Clark County School District, GO:
75,000	A+	Series A, 5.000% due 6/15/21	76,009
65,000	A+	Series A, 5.000% due 6/15/23	71,724
1,000,000	A+	Series C, 5.000% due 6/15/23	1,103,450
280,000	A	County of Clark Department of Aviation, Revenue Bonds, Series C, 5.000% due 7/1/21(c)	284,334
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,760,255
1,300,000	A+	County of Washoe NV, Revenue Bonds, 2.050% due 3/1/36(b)(c)	1,322,321
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	102,745
145,000	AA	Series A, 5.000% due 6/1/33	174,776
155,000	AA	Series A, 5.000% due 6/1/34	186,741
30,000	AA	Series B, 5.000% due 6/1/22	31,816
60,000	AA	Series B, 5.000% due 6/1/23	63,602
60,000	AA	Series B, 5.000% due 6/1/24	63,617
30,000	AA	Series B, 5.000% due 6/1/25	31,793
125,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	138,443
		State of Nevada, GO:
40,000	AA+	5.000% due 8/1/21	40,808
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nevada – (continued)
$80,000	AA+	5.000% due 3/1/25	$87,408
2,665,000	AA+	Series A, 5.000% due 5/1/27	3,327,786
		Total Nevada	9,979,267
New Hampshire – 0.2%
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(c)	773,825
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	BBB+	4.000% due 7/1/22	41,604
25,000	A-	4.000% due 10/1/38	27,041
40,000	AA-	5.000% due 7/1/24	45,897
35,000	BBB+	5.000% due 7/1/26	36,581
135,000	A-	5.000% due 10/1/26	161,915
145,000	A-	5.000% due 10/1/27	173,204
60,000	A-	5.000% due 10/1/28	71,223
70,000	AA-	5.000% due 7/1/30	87,270
65,000	A	5.000% due 8/1/30	79,127
210,000	A-	5.000% due 10/1/30	246,613
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(d)	75,242
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	67,847
65,000	AA-	Series B, 5.000% due 2/1/23	67,749
50,000	AA-	Series B, 5.000% due 2/1/24	52,110
		Total New Hampshire	2,007,248
New Jersey – 2.6%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	67,356
30,000	BBB+	5.000% due 2/15/25	33,557
		City of Bayonne NJ, GO:
45,000	AA	5.000% due 7/1/31	53,943
30,000	AA	5.000% due 7/1/32	35,808
30,000	AA	5.000% due 7/1/33	35,671
		New Jersey Economic Development Authority, Revenue Bonds:
40,000	BBB	5.000% due 3/1/25	43,304
850,000	BBB	5.000% due 11/1/34	1,031,228
1,000,000	BBB	Series EEE, 5.000% due 6/15/30	1,218,680
220,000	BBB	Series II, 5.000% due 3/1/21	220,000
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
$270,000	BBB	Series NN, 5.000% due 3/1/23	$293,606
370,000	BBB	Series NN, 5.000% due 3/1/24	400,666
580,000	BBB	Series XX, 5.000% due 6/15/26	671,217
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	65,085
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
620,000	AA-	5.000% due 7/1/42(b)	729,343
625,000	AA-	5.000% due 7/1/45(b)	755,325
15,000	AA	Series A, 5.000% due 7/1/28	18,260
45,000	AA	Series A, 5.000% due 7/1/33	54,089
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AA	Series 1A, 5.000% due 12/1/22(c)	43,160
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	115,142
40,000	AAA	Series 1B, 5.000% due 12/1/21(c)	41,386
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	178,367
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	129,212
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	75,390
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	148,891
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	BBB	4.000% due 12/15/39	110,275
5,000,000	A+	5.000% due 6/15/24	5,700,150
435,000	A+	5.000% due 6/15/27	518,990
1,320,000	BBB	5.000% due 12/15/28	1,639,625
200,000	BBB	5.000% due 12/15/39	238,704
870,000	BBB	Series A, zero coupon, due 12/15/27	771,612
195,000	BBB	Series A, zero coupon, due 12/15/28	167,677
220,000	BBB	Series A, 5.000% due 12/15/33	264,136
2,000,000	BBB	Series A, 5.000% due 12/15/34	2,395,440
215,000	BBB	Series AA, 5.000% due 6/15/23	226,896
345,000	BBB	Series AA, 5.000% due 6/15/24	363,827
360,000	BBB	Series AA, 5.000% due 6/15/25	407,084
215,000	BBB	Series AA, 5.000% due 6/15/26	241,989
145,000	BBB	Series AA, 5.000% due 6/15/29	151,914
		New Jersey Turnpike Authority, Revenue Bonds:
1,000,000	A+	Series A, 4.000% due 1/1/42	1,159,930
1,500,000	A+	Series B, 1.047% due 1/1/26	1,489,785
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
$750,000	BBB+	State of New Jersey, GO, Series A, 4.000% due 6/1/32	$907,552
		Total New Jersey	23,214,272
New Mexico – 0.1%
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	579,317
170,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	187,369
		Total New Mexico	766,686
New York – 9.9%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	202,842
5,880,000	AA	Series B1, 5.000% due 11/1/30	7,776,829
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,428,691
90,000	AA	Series C, 5.000% due 8/1/27	104,822
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,166,900
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,184,460
2,000,000	AA	Series H, 5.000% due 1/1/36	2,461,520
90,000	AA	Series J, 5.000% due 8/1/22	96,083
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,381,110
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Series A, 5.000% due 2/15/32	138,079
215,000	A+	Series A, 5.000% due 2/15/35	255,661
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,054,996
60,000	A	Series B, 5.000% due 9/1/22	64,285
45,000	A	Series B, 5.000% due 9/1/23	50,235
40,000	A	Series B, 5.000% due 9/1/24	46,262
		Metropolitan Transportation Authority, Revenue Bonds:
125,000	BBB+	Series A1, 5.000% due 11/15/35	140,740
145,000	BBB+	Series A1, 5.000% due 11/15/36	162,633
245,000	BBB+	Series A2, 5.000% due 11/15/29	292,091
270,000	BBB+	Series B, 5.000% due 11/15/30	317,555
290,000	BBB+	Series C1, 5.000% due 11/15/27	344,210
685,000	BBB+	Series C1, 5.000% due 11/15/28	794,812
300,000	BBB+	Series C1, 5.000% due 11/15/31	362,097
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$415,000	BBB+	Series D1, 5.000% due 11/15/30	$466,477
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	379,805
860,000	A3(a)	Series A, 5.000% due 11/15/56	934,098
2,500,000	AAA	Nassau County Interim Finance Authority, Revenue Bonds, Series BB, 0.829% due 11/15/26	2,471,125
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,717,480
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,500,000	AAA	0.010% due 8/1/45(b)	2,500,000
160,000	AAA	Series A, 5.000% due 11/1/21	165,158
275,000	AAA	Series C2, 5.000% due 5/1/32	343,109
5,390,000	AAA	Series E1, 4.000% due 2/1/38	6,239,626
		New York City Water & Sewer System, Revenue Bonds:
4,285,000	AA+	0.010% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,909,730
5,000,000	AA+	Series AA, 5.000% due 6/15/32	5,068,600
		New York State Dormitory Authority, Revenue Bonds:
2,000,000	AA-	2.000% due 7/1/33	2,030,920
385,000	AA	5.000% due 5/15/23	406,872
750,000	A-	5.000% due 5/1/48(b)	832,727
5,000,000	Aa2(a)	Series A, 5.000% due 9/15/22	5,371,150
4,000,000	Aa2(a)	Series A, 5.250% due 3/15/38	5,021,440
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,720,567
60,000	AA+	New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds, Series A1, 5.000% due 4/1/21	60,234
		New York State Urban Development Corp., Revenue Bonds:
285,000	AA+	Series A, 5.000% due 3/15/22	288,645
80,000	AA+	Series A, 5.000% due 3/15/32	97,378
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	226,594
		Port Authority of New York & New Jersey, Revenue Bonds:
5,000,000	A+	Series 207, 5.000% due 9/15/24(c)	5,765,650
1,400,000	A+	Series 226, 5.000% due 10/15/30(c)	1,787,352
2,000,000	A+	Series 226, 5.000% due 10/15/31(c)	2,580,020
1,250,000	A+	Series 226, 5.000% due 10/15/32(c)	1,603,875
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$500,000	A+	Series 226, 5.000% due 10/15/33(c)	$637,365
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, 4.000% due 10/15/32	444,400
90,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 211, 3.500% due 10/1/32(c)	97,807
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
4,000,000	AA-	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	4,162,000
85,000	AA-	Series B, 5.000% due 11/15/23	95,567
115,000	AA-	Series B, 5.000% due 11/15/24	129,032
		Total New York	89,666,716
North Carolina – 2.3%
		County of Mecklenburg NC, GO:
5,000,000	AAA	5.000% due 3/1/30	6,662,550
2,000,000	AAA	5.000% due 3/1/31	2,717,960
		County of New Hanover NC, Revenue Bonds:
25,000	WR(a)	5.000% due 10/1/27	31,444
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(d)	257,839
655,000	AA-	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	669,004
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	134,766
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	345,942
290,000	AA	5.000% due 3/1/23	316,695
10,000,000	AAA	University of North Carolina at Chapel Hill, Revenue Bonds, Series B, 0.432% (1-Month USD-LIBOR), due 12/1/34(b)	10,006,200
		Total North Carolina	21,142,400
Ohio – 0.8%
		American Municipal Power Inc., Revenue Bonds:
60,000	A	5.000% due 2/15/22	62,681
40,000	A	5.000% due 2/15/42	41,540
800,000	A	Series A, 2.300% due 2/15/38(b)	805,264
65,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	67,949
60,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(d)	62,722
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	34,727
45,000	AA	Series A, 5.000% due 1/1/28	51,723
65,000	AA	Series A, 5.000% due 1/1/29	74,473
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – (continued)
$60,000	AA	Series A, 5.000% due 1/1/30	$68,501
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	36,414
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(d)	46,818
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	66,326
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	164,207
125,000	A+	5.000% due 12/1/30	163,120
80,000	A+	Series B, 5.000% due 8/1/47(b)	84,241
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	73,829
140,000	A-	County of Hamilton OH, Revenue Bonds, 5.250% due 6/1/26	146,968
135,000	BBB	County of Lucas OH, Revenue Bonds, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(d)	140,959
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	534,492
285,000	Aa3(a)	Miami University, Revenue Bonds, Series A, 5.000% due 9/1/30	373,430
55,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	62,005
1,000,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/30	1,337,480
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.030% due 12/1/36(b)	2,000,000
		State of Ohio, Revenue Bonds:
90,000	A	4.000% due 1/15/50	101,894
75,000	AA	5.000% due 1/1/27	93,265
145,000	AA	5.000% due 1/1/29	183,273
		Total Ohio	6,878,301
Oklahoma – 0.2%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	686,722
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	39,725
45,000	AA-	Series A, 5.000% due 6/1/28	50,884
90,000	WR(a)	Oklahoma Development Finance Authority, Revenue Bonds, Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	94,127
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, 5.000% due 1/1/26	58,012
175,000	A	Series A, 5.000% due 1/1/27	202,195
60,000	A	Series A, 5.000% due 1/1/28	69,016
45,000	A	Series A, 5.000% due 1/1/29	51,632
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Oklahoma – (continued)
$60,000	A	Series B, 5.000% due 1/1/27	$69,324
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	723,690
		Total Oklahoma	2,045,327
Oregon – 0.9%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	104,899
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,975,180
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	A+	5.000% due 7/1/28(c)	375,360
165,000	A+	5.000% due 7/1/29	206,300
205,000	A+	Series 24B, 5.000% due 7/1/32(c)	242,273
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,367,798
		Total Oregon	8,271,810
Pennsylvania – 1.2%
		City of Philadelphia PA, GO:
550,000	A	Series A, 5.000% due 8/1/22	584,661
1,000,000	A	Series B, 5.000% due 2/1/24	1,128,900
85,000	A	Series B, 5.000% due 8/1/27	100,587
300,000	A	Series B, 5.000% due 8/1/29	353,442
320,000	A	Series B, 5.000% due 8/1/30	376,851
335,000	A	Series B, 5.000% due 8/1/31	394,359
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A-	Series B, 5.000% due 7/1/30(c)	59,783
70,000	A-	Series B, 5.000% due 7/1/31(c)	83,425
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,264,116
500,000	A	Series B, 5.000% due 6/1/25	585,690
		Commonwealth of Pennsylvania, GO:
290,000	A+	5.000% due 10/15/27	323,973
810,000	A+	5.000% due 9/15/29	989,391
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	236,516
310,000	Aa3(a)	5.000% due 6/1/39	384,902
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$1,000,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, Series A, 1.800% due 9/1/29(b)	$1,021,180
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
325,000	A	5.000% due 9/1/33	405,480
115,000	A	Series A, AMBAC, 6.000% due 6/1/22	122,557
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,237,660
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
90,000	A	5.000% due 3/1/21	90,000
60,000	A	5.000% due 3/1/22	62,664
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	Series A, 5.000% due 8/15/27	44,076
35,000	AA	Series A, 5.000% due 8/15/28	43,804
60,000	AA	Series A, 5.000% due 8/15/30	74,149
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	16,241
15,000	A1(a)	Series A1, 5.000% due 12/1/23	16,915
45,000	A1(a)	Series A1, 5.000% due 12/1/29	56,648
30,000	A1(a)	Series A1, 5.000% due 12/1/34	37,074
35,000	A	Series A2, 5.000% due 12/1/28	42,327
35,000	A	Series A2, 5.000% due 12/1/33	43,341
250,000	A-	Philadelphia Authority for Industrial Development, Revenue Bonds, 4.000% due 11/1/21	255,723
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	33,235
20,000	A	5.000% due 8/1/24	22,875
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	306,458
40,000	A2(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	46,910
		Total Pennsylvania	10,845,913
Rhode Island – 0.5%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	AGM, 5.000% due 5/15/25	280,754
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,481,040
155,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	171,030
		Rhode Island Student Loan Authority, Revenue Bonds:
80,000	AA	Series A, 3.500% due 12/1/34(c)	82,350
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Rhode Island – (continued)
$1,125,000	AA	Series A, 5.000% due 12/1/26(c)	$1,349,505
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	64,476
70,000	BBB	Series A, 5.000% due 6/1/28	81,519
		Total Rhode Island	4,510,674
South Carolina – 1.6%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/22	31,449
30,000	AA+	Series B, 5.000% due 3/1/24	34,131
30,000	AA+	Series B, 5.000% due 3/1/25	35,330
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	3,185,775
8,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)	8,731,760
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	131,853
95,000	A-	5.000% due 12/1/29	108,084
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
65,000	A+	5.000% due 2/1/22	67,755
30,000	A+	5.000% due 2/1/24	33,737
50,000	A+	5.000% due 2/1/25	58,067
50,000	A+	5.000% due 2/1/26	59,681
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	81,792
140,000	A+	5.000% due 7/1/30(c)	172,865
		South Carolina Public Service Authority, Revenue Bonds:
515,000	A	Series A, 5.500% due 12/1/54	581,353
185,000	A	Series B, 5.000% due 12/1/35	223,698
275,000	A	Series B, 5.000% due 12/1/36	331,669
115,000	A	Series C, 5.000% due 12/1/25	133,489
115,000	A	Series C, 5.000% due 12/1/26	133,042
90,000	A	Series C, 5.000% due 12/1/27	103,959
105,000	A	Series C, 5.000% due 12/1/46	118,563
190,000	A	Series E, 5.500% due 12/1/53	211,436
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
205,000	Aaa(a)	Series A, 4.000% due 1/1/50	230,100
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
$170,000	Aaa(a)	Series A, 4.000% due 7/1/50	$191,942
		Total South Carolina	14,991,530
South Dakota – 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	33,124
15,000	AA-	5.000% due 7/1/24	17,163
10,000	AA-	5.000% due 7/1/27	12,467
50,000	AA-	5.000% due 7/1/33	60,432
40,000	AA-	5.000% due 7/1/35	48,105
35,000	A+	Series B, 5.000% due 11/1/24	40,611
35,000	A+	Series B, 5.000% due 11/1/25	40,556
5,000	A+	Series B, 5.000% due 11/1/26	5,771
		Total South Dakota	258,229
Tennessee – 1.1%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,898,561
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	37,084
35,000	A-	Series A, 5.000% due 7/1/30	42,972
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	36,989
30,000	BBB	5.000% due 4/1/24	33,297
30,000	BBB	5.000% due 9/1/24	33,673
40,000	BBB	5.000% due 4/1/25	45,567
6,240,000	Aa2(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	7,165,454
350,000	A2(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 4.000% due 5/1/48(b)	373,649
		Total Tennessee	9,667,246
Texas – 11.8%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,339,093
40,000	AA-	Austin Community College District, Revenue Bonds, AMBAC-Insured, zero coupon, due 2/1/22	39,843
		Board of Regents of the University of Texas System, Revenue Bonds:
90,000	AAA	Series B, 5.000% due 8/15/22	96,346
65,000	AAA	Series D, 5.000% due 8/15/21	66,435
70,000	AAA	Series D, 5.000% due 8/15/22	74,936
80,000	AAA	Series E, 5.000% due 8/15/22	85,641
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$90,000	AAA	Series J, 5.000% due 8/15/22	$96,346
6,990,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/29	9,110,766
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	5.000% due 1/1/31	81,774
145,000	A-	5.000% due 1/1/32	168,648
95,000	A-	5.000% due 1/1/35	109,590
45,000	A-	5.000% due 1/1/36	51,804
35,000	A-	Series A, 5.000% due 1/1/31	40,407
30,000	A-	Series A, 5.000% due 1/1/32	34,539
60,000	A-	Series A, 5.000% due 1/1/34	68,778
160,000	A-	Series A, 5.000% due 1/1/40	181,685
1,800,000	A-	Series E, 5.000% due 1/1/38	2,242,278
90,000	AA	City of Arlington TX, Special Tax, Series C, 5.000% due 2/15/45	90,267
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	2,217,438
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A	5.000% due 11/15/26(c)	190,380
80,000	A	5.000% due 11/15/29(c)	91,611
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	48,717
		City of Dallas TX, GO:
130,000	AA-	5.000% due 2/15/23	135,808
170,000	AA-	5.000% due 2/15/24	192,982
3,000,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/27	3,573,390
		City of Houston TX, GO:
2,000,000	AA	Series A, 5.000% due 3/1/22	2,097,040
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	65,674
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	330,029
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	141,163
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	60,166
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	73,682
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	37,417
350,000	A	Series A, Prerefunded 7/01/22 @ 100, 5.000% due 7/1/23(c)(d)	371,388
90,000	A1(a)	Series B, 5.000% due 7/1/28	113,970
360,000	A1(a)	Series B, 5.000% due 7/1/29	450,378
190,000	A1(a)	Series B, 5.000% due 7/1/30	235,195
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$1,500,000	A1(a)	Series D, 5.000% due 7/1/25	$1,775,475
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,439,383
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(a)	Series B, 4.000% due 11/15/21	256,812
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	84,871
75,000	AA	Series C, 5.000% due 5/15/28	85,395
355,000	Aa2(a)	Series C, 5.000% due 11/15/30	479,009
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,172,205
1,935,000	AA	City of New Braunfels TX, GO, 5.000% due 2/1/28	2,435,507
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A-	Series A, 5.000% due 7/1/27(c)	614,695
480,000	A	Series A, 5.000% due 7/1/28(c)	603,240
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	AA-	1.750% due 2/1/49(b)	1,035,620
45,000	AA	5.000% due 2/1/29	56,240
30,000	AA	5.000% due 2/1/30	37,328
45,000	AA	5.000% due 2/1/31	55,892
35,000	AA	5.000% due 2/1/33	43,296
90,000	AA	5.250% due 2/1/25	106,416
1,500,000	AA-	Series 2019, 2.750% due 2/1/48(b)	1,565,610
205,000	AA-	Series B, 2.000% due 2/1/33(b)	205,906
		Comal Independent School District, GO, PSF-GTD:
3,000,000	Aaa(a)	5.000% due 2/1/27	3,738,840
2,000,000	Aaa(a)	5.000% due 2/1/28	2,550,940
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	31,990
110,000	AA-	Series C, 5.000% due 8/15/25	117,249
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	96,569
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,867,223
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,723,365
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	2,252,250
145,000	AAA	5.000% due 2/15/22	151,708
145,000	AAA	5.000% due 2/15/23	158,349
725,000	AAA	5.000% due 2/15/24	823,933
620,000	AAA	5.000% due 2/15/25	729,331
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$105,000	AAA	5.000% due 2/15/27	$126,648
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds, AMBAC-Insured, 5.250% due 12/1/29	280,831
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	208,378
		Dallas Fort Worth International Airport, Revenue Bonds:
85,000	A	Series B, 5.000% due 11/1/26(c)	91,361
35,000	A	Series B, 5.000% due 11/1/27(c)	37,570
80,000	A	Series B, 5.000% due 11/1/28(c)	85,750
155,000	A	Series B, 5.000% due 11/1/30(c)	165,873
330,000	A	Series B, 5.000% due 11/1/31(c)	352,922
420,000	A	Series B, 5.000% due 11/1/32(c)	448,812
290,000	A	Series B, 5.000% due 11/1/33(c)	309,743
70,000	A	Series B, 5.000% due 11/1/34(c)	74,766
1,500,000	A	Series E, 5.000% due 11/1/22(c)	1,614,045
		Dallas Independent School District, GO, PSF-GTD:
45,000	AAA	5.000% due 2/15/36(b)	47,068
20,000	Aaa(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(d)	20,917
40,000	Aaa(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(b)(d)	41,834
155,000	AAA	Fort Bend Independent School District, GO, Series D, PSF-GTD-Insured, 1.500% due 8/1/42(b)	155,865
		Fort Worth Independent School District, GO, PSF-GTD:
80,000	AAA	5.000% due 2/15/22	83,701
105,000	AAA	5.000% due 2/15/26	127,389
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	187,768
125,000	AA+	Series A, 5.000% due 10/1/32	156,140
190,000	AA+	Series A, 5.000% due 10/1/33	236,917
145,000	AA+	Series A, 5.000% due 10/1/34	180,428
70,000	BBB	Series A, 5.125% due 10/1/43	74,255
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	998,101
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,170,960
590,000	A+	5.000% due 7/1/49(b)	662,583
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	17,263
20,000	A+	5.000% due 10/15/26	24,093
15,000	A+	5.000% due 10/15/27	17,913
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$20,000	A+	5.000% due 10/15/29	$23,544
30,000	A+	5.000% due 10/15/31	34,966
40,000	A+	5.000% due 10/15/35	46,158
30,000	A+	5.000% due 10/15/36	34,536
35,000	A+	5.000% due 10/15/39	40,069
45,000	A+	5.000% due 10/15/44	51,055
		Lamar Consolidated Independent School District, GO:
7,280,000	AAA	PSF-GTD, 5.000% due 2/15/31	8,861,798
7,050,000	AAA	PSF-GTD, 5.000% due 2/15/34	8,474,594
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,453,120
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A-	5.000% due 11/1/30(c)	46,613
90,000	A-	5.000% due 11/1/31(c)	104,658
		Lower Colorado River Authority, Revenue Bonds:
1,135,000	A	5.000% due 5/15/22	1,146,078
200,000	A	5.000% due 5/15/26	243,170
135,000	A	5.000% due 5/15/32	168,583
70,000	A	5.000% due 5/15/34	86,913
70,000	A	5.000% due 5/15/36	86,168
195,000	A	Series B, 5.000% due 5/15/25	229,971
85,000	A	Series B, 5.000% due 5/15/27	99,549
85,000	A	Series B, 5.000% due 5/15/28	99,473
245,000	A	Series B, 5.000% due 5/15/29	285,832
25,000	A	Series D, 5.000% due 5/15/22	26,460
20,000	A	Series D, 5.000% due 5/15/23	22,068
35,000	A	Series D, 5.000% due 5/15/24	40,031
40,000	A	Series D, 5.000% due 5/15/26	46,956
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	68,975
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	54,901
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	56,252
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	86,019
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	76,477
40,000	A3(a)	5.000% due 4/1/28	46,770
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$125,000	AAA	North East Independent School District, GO, Series B, PSF-GTD-Insured, 1.420% due 8/1/40(b)	$125,656
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	31,888
55,000	AA-	4.000% due 12/15/24	58,461
		North Texas Tollway Authority, Revenue Bonds:
50,000	A+	Series A, 5.000% due 1/1/23	54,191
145,000	A+	Series A, 5.000% due 1/1/24	163,374
35,000	A+	Series A, 5.000% due 1/1/30	41,330
40,000	A+	Series A, 5.000% due 1/1/33	48,059
200,000	A+	Series A, 5.000% due 1/1/39	231,222
30,000	WD(e)	Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(d)	30,864
185,000	A	Series B, 5.000% due 1/1/25	214,987
290,000	A+	Series B, 5.000% due 1/1/29	336,052
160,000	A+	Series B, 5.000% due 1/1/30	185,620
20,000	A	Series B, 5.000% due 1/1/31	23,538
85,000	A	Series B, 5.000% due 1/1/32	101,874
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	720,915
		Permanent University Fund – University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	53,215
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	60,195
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	48,352
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,459,979
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	149,583
215,000	AA+	5.000% due 9/15/24	229,648
270,000	AA+	5.000% due 9/15/25	288,266
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	185,132
2,000,000	AA	Series A, 5.000% due 5/15/36	2,486,560
390,000	AA	Series B, 2.000% due 5/1/44(b)	401,392
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	584,537
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$435,000	AA	5.000% due 2/15/30	$574,191
		State of Texas, GO:
110,000	AAA	1.850% due 8/1/29(b)	110,088
615,000	AAA	2.250% due 8/1/29(b)	615,209
360,000	AAA	4.000% due 8/1/21(c)	365,580
3,500,000	AAA	5.000% due 8/1/21	3,570,369
2,500,000	AAA	5.000% due 10/1/24	2,854,550
150,000	AAA	5.000% due 8/1/26(c)	173,154
200,000	AAA	5.500% due 8/1/26(c)	249,274
45,000	AAA	Series A, 5.000% due 8/1/21(c)	45,884
350,000	AAA	Series B, 5.000% due 8/1/25(c)	389,715
40,000	AAA	Series C, 5.000% due 8/1/21(c)	40,786
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	192,542
60,000	AA	5.000% due 2/15/34	71,249
400,000	A(e)	Series B, 5.000% due 11/15/40	455,336
30,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	33,443
45,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/26(d)	50,165
45,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	50,165
110,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/33(d)	122,625
155,000	A	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(d)	174,831
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	182,218
		Texas Department of Housing & Community Affairs, Revenue Bonds:
411,342	Aaa(a)	2.950% due 7/1/36	424,423
420,000	AA+	Series A, 4.000% due 3/1/50	475,558
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	760,680
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	166,925
		Texas Water Development Board, Revenue Bonds:
1,000,000	AAA	3.000% due 8/1/21	1,011,910
125,000	AAA	Series A, 5.000% due 4/15/22	131,779
180,000	AAA	Series A, 5.000% due 4/15/25	213,007
75,000	AAA	Series A, 5.000% due 10/15/25	90,212
125,000	AAA	Series A, 5.000% due 4/15/26	152,684
190,000	AAA	Series A, 5.000% due 4/15/29	240,517
505,000	AAA	Series A, 5.000% due 4/15/30	635,548
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	$225,452
		Total Texas	107,006,861
Utah – 0.4%
		Salt Lake City Corp. Airport Revenue, Revenue Bonds:
35,000	A	Series A, 5.000% due 7/1/26(c)	42,117
115,000	A	Series A, 5.000% due 7/1/28(c)	140,194
155,000	A	Series A, 5.000% due 7/1/30(c)	190,304
375,000	AAA	State of Utah, GO, Series B, 5.000% due 7/1/22	399,323
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	91,163
2,500,000	A+	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	3,159,125
		Total Utah	4,022,226
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(c)	907,567
675,000	A	Series A, 5.000% due 6/15/30(c)	818,971
		Total Vermont	1,726,538
Virginia – 2.5%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	252,841
315,000	AAA	City of Chesapeake VA, GO, Series A, 5.000% due 8/1/34	417,567
30,000	BBB+	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	31,040
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,287,400
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,409,600
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	44,804
40,000	A3(a)	5.000% due 6/15/29	44,457
45,000	A3(a)	5.000% due 6/15/33	49,548
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 5.000% due 7/1/35	3,918,746
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,111,317
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	404,662
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	21,585
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Virginia – (continued)
$50,000	A3(a)	5.000% due 6/15/32	$57,875
65,000	A3(a)	5.000% due 6/15/34	74,849
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,959,879
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,564,762
165,000	AA+	Series D, 5.000% due 2/1/26	199,952
265,000	AA+	Series E, 5.000% due 2/1/30	332,387
305,000	AA+	Series E, 5.000% due 2/1/31	382,061
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	452,718
220,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(c)	227,183
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	69,725
75,000	A+	5.000% due 1/1/33	87,072
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	102,468
		Total Virginia	22,504,498
Washington – 3.1%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	58,375
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	36,850
35,000	AA	5.000% due 1/1/36	41,935
3,330,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/1/22	3,545,518
		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	31,212
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/23(d)	31,937
65,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	69,198
		Port of Seattle WA, Revenue Bonds:
25,000	A-	5.000% due 6/1/23(c)	27,338
35,000	A+	5.000% due 2/1/27	41,944
70,000	A+	5.000% due 2/1/29	83,516
85,000	A+	Series A, 5.000% due 5/1/29(c)	102,425
1,000,000	AA-	Series B, 5.000% due 10/1/26(c)	1,199,000
980,000	AA-	Series B, 5.000% due 10/1/27(c)	1,171,796
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
$135,000	AA-	Series B, 5.000% due 10/1/29(c)	$160,609
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	61,355
3,430,000	AA+	Series A, 5.000% due 8/1/32	4,345,888
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,363,150
50,000	AA+	Series R2017A, 5.000% due 8/1/28	61,057
50,000	AA+	Series R2017A, 5.000% due 8/1/30	60,761
355,000	AA+	Series R2018C, 5.000% due 8/1/30	441,020
725,000	AA+	Series R2018D, 5.000% due 8/1/32	899,384
640,000	AA+	Series R2018D, 5.000% due 8/1/33	793,082
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,171,850
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	77,132
100,000	A	5.000% due 6/1/24	110,082
		Washington Health Care Facilities Authority, Revenue Bonds:
60,000	A	5.000% due 7/1/26	72,373
70,000	AA-	5.000% due 10/1/27	87,700
60,000	AA-	5.000% due 10/1/28	76,754
40,000	A+	5.000% due 1/1/29	46,554
90,000	A	5.000% due 7/1/29	109,813
20,000	A	5.000% due 7/1/34	23,899
780,000	A	5.000% due 7/1/42	919,870
115,000	AA-	Series A, 5.000% due 10/1/24	123,267
440,000	BBB+	Series A2, 5.000% due 8/1/39	539,651
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	17,289
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	40,079
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	45,625
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	237,493
		Total Washington	28,326,781
West Virginia – 1.7%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	12,326,084
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,490,620
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	232,661
		Total West Virginia	15,049,365
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – 0.4%
$160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	$204,365
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	444,688
255,000	A+	5.000% due 11/15/24	295,341
25,000	BBB+	5.000% due 5/1/26	27,870
50,000	A3(a)	5.000% due 6/1/27	52,120
195,000	A+	5.000% due 11/15/27	221,945
50,000	BBB+	5.000% due 5/1/28	55,167
25,000	BBB+	5.000% due 5/1/29	27,486
30,000	A3(a)	5.000% due 6/1/32	31,066
70,000	A3(a)	5.000% due 6/1/39	72,203
1,505,000	AA	5.000% due 8/15/54(b)	1,671,719
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	33,280
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	221,864
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(d)	53,487
540,000	AA	Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 3.500% due 9/1/50	596,970
		Total Wisconsin	4,009,571
		TOTAL MUNICIPAL BONDS (Cost – $756,862,324)	790,342,696
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $756,862,324)	790,342,696
SHORT-TERM INVESTMENTS – 15.7%
MUNICIPAL BONDS – 5.7%
5,000,000	SP-1+	City of Los Angeles CA, Revenue Notes 4.000% due 6/24/21	5,061,000
3,250,000	SP-1+	Commonwealth of Massachusetts, GO, Series A 2.000% due 4/21/21	3,258,432
5,750,000	AA	Georgia State Road & Tollway Authority, Revenue Bonds 5.000% due 6/1/21	5,818,885
10,000,000	MIG1(a)	School District of Broward County, Revenue Notes 2.000% due 6/30/21	10,062,100
15,000,000	SP-1+	State of Colorado, Revenue Notes 4.000% due 6/25/21	15,184,650
12,500,000	SP-1+	State of Texas, Revenue Notes 4.000% due 8/26/21	12,735,625
		TOTAL MUNICIPAL BONDS (Cost – $52,108,209)	52,120,692
TIME DEPOSITS – 10.0%
16,647,516		ANZ National Bank – London, 0.000% due 3/1/21	16,647,516
68,953,611		Banco Bilbao Vizcaya Argentaria SA – Madrid, 0.000% due 3/1/21	68,953,611
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – (continued)
$5,498,606		Sumitomo Mitsui Banking Corp. – Tokyo, 0.000% due 3/1/21	$5,498,606
		TOTAL TIME DEPOSITS (Cost – $91,099,733)	91,099,733
		TOTAL SHORT-TERM INVESTMENTS (Cost – $143,207,942)	143,220,425
		TOTAL INVESTMENTS – 102.6% (Cost – $900,070,266)	933,563,121
		Liabilities in Excess of Other Assets – (2.6)%	(23,744,691)
		TOTAL NET ASSETS – 100.0%	$909,818,430

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)
Rating by Moody’s Investors Service. All ratings are unaudited.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.

(c)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)
Rating by Fitch Ratings Service. All ratings are unaudited.

(f)
Illiquid security. The aggregate value of illiquid holdings at February, 2021, amounts to $208,928 and represents 0.02% of net assets.

(g)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $163,577 and represents 0.02% of net assets.

Abbreviations used in this schedule:
AGM
    —     Assured Guaranty Municipal Corporation

AMBAC
    —     American Bond Assurance Corporation

COP
    —     Certificate of Participation

GO
    —     General Obligation

LIBOR
    —     London Interbank Offered Rate

LLC
    —     Limited Liability Company

MTA
    —     Metropolitan Transportation Authority

NPFG
    —     National Public Finance Guarantee Corporation

PSF-GTD
    —     Permanent School Fund Guaranteed

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^ (Unaudited)
General Obligation	40.3%
Education	15.2
Water and Sewer	7.4
Health Care Providers & Services	6.6
Transportation	6.5
Airport	3.2
Power	1.7
Development	1.2
Single Family Housing	0.9
Utilities	0.7
Student Loan	0.4
Pollution	0.2
Multifamily Hsg	0.1
Nursing Homes	0.1
Tobacco Settlement	0.1
Bond Bank	0.0*
Facilities	0.0*
Short-Term Investments	15.4
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 19.8%
$2,621,604	Alternative Loan Trust, Series 2005-61, Class 2A2, 0.498% (1-Month USD-LIBOR + 0.760%) due 12/25/35(a)	$2,394,152
965,840	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 0.438% (1-Month USD-LIBOR + 0.320%) due 2/25/34(a)	935,536
	Connecticut Avenue Securities Trust:
1,390,591	Series 2019-R02, Class 1M2, 2.418% (1-Month USD-LIBOR + 2.300%) due 8/25/31(a)(b)	1,395,357
1,828,807	Series 2019-R05, Class 1M2, 2.118% (1-Month USD-LIBOR + 2.000%) due 7/25/39(a)(b)	1,828,398
4,669,348	Series 2019-R07, Class 1M2, 2.218% (1-Month USD-LIBOR + 2.100%) due 10/25/39(a)(b)	4,669,348
3,213,085	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.318% (1-Month USD-LIBOR + 0.200%) due 8/25/47(a)	3,025,804
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities@:
2,226,007	Series 2015-C04, Class 1M2, 5.818% (1-Month USD-LIBOR + 5.700%) due 4/25/28(a)	2,362,807
8,176,777	Series 2016-C01, Class 1M2, 6.868% (1-Month USD-LIBOR + 6.750%) due 8/25/28(a)	8,663,798
1,231,729	Series 2016-C01, Class 2M2, 7.068% (1-Month USD-LIBOR + 6.950%) due 8/25/28(a)	1,305,848
3,205,096	Series 2016-C03, Class 1M2, 5.418% (1-Month USD-LIBOR + 5.300%) due 10/25/28(a)	3,371,356
8,588,014	Series 2016-C03, Class 2M2, 6.018% (1-Month USD-LIBOR + 5.900%) due 10/25/28(a)	9,024,515
254,365	Series 2016-C04, Class 1M2, 4.368% (1-Month USD-LIBOR + 4.250%) due 1/25/29(a)	264,545
7,226,833	Series 2016-C05, Class 2M2, 4.568% (1-Month USD-LIBOR + 4.450%) due 1/25/29(a)	7,533,781
10,566,660	Series 2016-C07, Class 2M2, 4.468% (1-Month USD-LIBOR + 4.350%) due 5/25/29(a)	11,007,238
7,060,000	Series 2017-C01, Class 1B1, 5.868% (1-Month USD-LIBOR + 5.750%) due 7/25/29(a)	7,732,360
3,412,784	Series 2017-C01, Class 1M2, 3.668% (1-Month USD-LIBOR + 3.550%) due 7/25/29(a)	3,521,554
1,800,000	Series 2017-C01, Class 1M2C, 3.668% (1-Month USD-LIBOR + 3.550%) due 7/25/29(a)	1,867,034
6,729,740	Series 2017-C02, Class 2M2, 3.768% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)	6,921,876
3,953,249	Series 2017-C02, Class 2M2C, 3.768% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)	4,069,143
3,826,371	Series 2017-C02, Class 2X3, 2.300% due 9/25/29(c)	86,913
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$5,720,000	Series 2017-C03, Class 1B1, 4.968% (1-Month USD-LIBOR + 4.850%) due 10/25/29(a)	$6,207,652
5,016,110	Series 2017-C03, Class 1M2C, 3.118% (1-Month USD-LIBOR + 3.000%) due 10/25/29(a)	5,080,431
8,491,909	Series 2017-C03, Class 1X1, 2.300% due 10/25/29(c)	185,854
8,749,453	Series 2017-C05, Class 1M2, 2.318% (1-Month USD-LIBOR + 2.200%) due 1/25/30(a)	8,816,471
2,579,166	Series 2017-C07, Class 1M2, 2.518% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)	2,588,882
15,835,028	Series 2018-C01, Class 1ED5, 2.368% (1-Month USD-LIBOR + 2.250%) due 7/25/30(a)	15,974,566
11,609,881	Series 2018-C01, Class 1M2, 2.368% (1-Month USD-LIBOR + 2.250%) due 7/25/30(a)	11,661,927
7,400,524	Series 2018-C03, Class 1M2, 2.268% (1-Month USD-LIBOR + 2.150%) due 10/25/30(a)	7,419,012
1,117,000	Series 2018-C05, Class 1B1, 4.368% (1-Month USD-LIBOR + 4.250%) due 1/25/31(a)	1,155,961
2,665,570	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 1.761% (1-Month USD-LIBOR + 1.650%) due 8/19/34(a)	2,728,108
	Freddie Mac STACR REMIC Trust:
7,670,000	Series 2020-DNA3, Class B1, 5.218% (1-Month USD-LIBOR + 5.100%) due 6/25/50(a)(b)	7,970,050
9,000,000	Series 2020-DNA4, Class B1, 6.118% (1-Month USD-LIBOR + 6.000%) due 8/25/50(a)(b)	9,554,640
10,329,000	Series 2020-DNA4, Class M2, 3.868% (1-Month USD-LIBOR + 3.750%) due 8/25/50(a)(b)	10,434,275
2,670,000	Series 2020-HQA4, Class M2, 3.268% (1-Month USD-LIBOR + 3.150%) due 9/25/50(a)(b)	2,680,612
5,009,883	Freddie Mac STACR Trust, Series 2019-DNA3, Class M2, 2.168% (1-Month USD-LIBOR + 2.050%) due 7/25/49(a)(b)	5,017,024
	Freddie Mac Structured Agency Credit Risk Debt Notes@:
6,941,488	Series 2016-DNA1, Class M3, 5.680% (1-Month USD-LIBOR + 5.550%) due 7/25/28(a)	7,289,513
3,259,446	Series 2016-DNA3, Class M3, 5.118% (1-Month USD-LIBOR + 5.000%) due 12/25/28(a)	3,426,433
5,179,739	Series 2016-HQA1, Class M3, 6.468% (1-Month USD-LIBOR + 6.350%) due 9/25/28(a)	5,499,452
6,972,000	Series 2017-DNA2, Class B1, 5.268% (1-Month USD-LIBOR + 5.150%) due 10/25/29(a)	7,561,032
4,935,241	Series 2017-DNA2, Class M2, 3.568% (1-Month USD-LIBOR + 3.450%) due 10/25/29(a)	5,101,342
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$9,245,896	Series 2017-HQA1, Class M2, 3.668% (1-Month USD-LIBOR + 3.550%) due 8/25/29(a)	$9,499,001
3,041,000	Series 2017-HQA1, Class M2B, 3.668% (1-Month USD-LIBOR + 3.550%) due 8/25/29(a)	3,082,210
9,292,770	Series 2017-HQA2, Class M2, 2.768% (1-Month USD-LIBOR + 2.650%) due 12/25/29(a)	9,391,610
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $227,142,698)	230,307,421
ASSET-BACKED SECURITIES – 12.6%
3,500,000	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 0.898% (1-Month USD-LIBOR + 0.780%) due 10/25/35(a)	3,482,851
2,172,264	ABFC Trust, Series 2005-WF1, Class M2, 0.718% (1-Month USD-LIBOR + 0.600%) due 10/25/34(a)	2,153,877
2,167,700	Accredited Mortgage Loan Trust, Series 2006-2, Class A4, 0.378% (1-Month USD-LIBOR + 0.260%) due 9/25/36(a)	2,127,674
460,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 0.763% (1-Month USD-LIBOR + 0.645%) due 12/25/35(a)	450,902
930,711	BNC Mortgage Loan Trust, Series 2006-2, Class A4, 0.438% (1-Month USD-LIBOR + 0.320%) due 11/25/36(a)	899,611
	Brookside Mill CLO Ltd.:
3,000,000	Series 2013-1A, Class BR, 1.573% (3-Month USD-LIBOR + 1.350%) due 1/17/28(a)(b)	2,972,093
410,000	Series 2013-1A, Class ER, 5.723% (3-Month USD-LIBOR + 5.500%) due 1/17/28(a)(b)	361,219
1,350,000	Carlyle Global Market Strategies CLO 2015-3 Ltd., Series 2015-3A, Class ER, 8.469% (3-Month USD-LIBOR + 8.250%) due 7/28/28(a)(b)	1,187,792
19,692,887	Countrywide Asset-Backed Certificates, Series 2006-22, Class 1A, 0.258% (1-Month USD-LIBOR + 0.140%) due 6/25/35(a)	18,477,916
740,000	Crown Point CLO 5 Ltd., Series 2018-5A, Class E, 5.873% (3-Month USD-LIBOR + 5.650%) due 7/17/28(a)(b)	675,870
1,451,319	CWABS Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 0.918% (1-Month USD-LIBOR + 0.800%) due 8/25/47(a)	1,438,234
3,498,614	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 1.237% (1-Month USD-LIBOR + 1.125%) due 9/25/33(a)	3,501,550
4,509,405	Flatiron CLO 2015-1 Ltd., Series 2015-1A, Class AR, 1.131% (3-Month USD-LIBOR + 0.890%) due 4/15/27(a)(b)	4,509,610
1,768,601	Gallatin CLO VIII 2017-1 Ltd., Series 2017-1A, Class A, 1.541% (3-Month USD-LIBOR + 1.300%) due 7/15/27(a)(b)	1,768,262
	Home Equity Asset Trust:
3,427,149	Series 2004-2, Class M1, 0.913% (1-Month USD-LIBOR + 0.795%) due 7/25/34(a)	3,399,693
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,415,000	Series 2005-5, Class M4, 1.063% (1-Month USD-LIBOR + 0.945%) due 11/25/35(a)	$1,395,569
1,811,677	Series 2005-7, Class M1, 0.568% (1-Month USD-LIBOR + 0.675%) due 1/25/36(a)	1,809,433
1,900,638	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.703% (1-Month USD-LIBOR + 0.585%) due 1/25/36(a)	1,894,843
	JP Morgan Mortgage Acquisition Trust:
4,300,000	Series 2007-CH4, Class A5, 0.358% (1-Month USD-LIBOR + 0.240%) due 5/25/37(a)	4,223,735
1,082,049	Series 2007-CH5, Class A5, 0.378% (1-Month USD-LIBOR + 0.260%) due 6/25/37(a)	1,072,741
5,000,000	KKR CLO 16 Ltd., Series 16, Class A1R, 1.474% (3-Month USD-LIBOR + 1.250%) due 1/20/29(a)(b)	5,001,481
2,700,000	KVK CLO 2018-1 Ltd., Series 2018-1A, Class E, 6.032% (3-Month USD-LIBOR + 5.850%) due 5/20/29(a)(b)	2,474,917
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 7.941% (3-Month USD-LIBOR + 7.700%) due 4/15/29(a)(b)	1,212,799
	Mastr Asset Backed Securities Trust:
800,000	Series 2004-FRE1, Class M7, 1.918% (1-Month USD-LIBOR + 2.700%) due 7/25/34(a)	808,955
3,509,937	Series 2004-WMC1, Class M1, 0.898% (1-Month USD-LIBOR + 0.780%) due 2/25/34(a)	3,499,006
1,369,458	Merrill Lynch Mortgage Investors Trust, Series 2005-FM1, Class M1, 0.838% (1-Month USD-LIBOR + 0.720%) due 5/25/36(a)	1,357,387
	Nationstar Home Equity Loan Trust:
4,689,437	Series 2006-B, Class AV4, 0.398% (1-Month USD-LIBOR + 0.280%) due 9/25/36(a)	4,675,721
3,459,891	Series 2007-C, Class 1AV1, 0.293% (1-Month USD-LIBOR + 0.175%) due 6/25/37(a)	3,365,576
6,451,103	Neuberger Berman CLO XIX Ltd., Series 2015-19A, Class A1R2, 1.041% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	6,452,638
4,686,364	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 0.438% (1-Month USD-LIBOR + 0.320%) due 5/25/36(a)	4,615,350
1,050,549	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 0.853% (1-Month USD-LIBOR + 0.735%) due 8/25/35(a)	1,048,925
3,332,756	Park Place Securities Inc., Series 2005-WCW1, Class M2, 0.823% (1-Month USD-LIBOR + 0.705%) due 9/25/35(a)	3,335,372
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 1.438% (1-Month USD-LIBOR + 1.320%) due 1/25/36(a)	3,577,217
3,061,000	Series 2005-WCW2, Class M2, 0.913% (1-Month USD-LIBOR + 0.795%) due 7/25/35(a)	3,059,407
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$3,500,000	People’s Choice Home Loan Securities Trust, Series 2005-1, Class M5, 1.618% (1-Month USD-LIBOR + 1.500%) due 1/25/35(a)	$2,861,025
688,790	SG Mortgage Securities Trust, Series 2006-OPT2, Class A3B, 0.228% (1-Month USD-LIBOR + 0.110%) due 10/25/36(a)	686,028
	Soundview Home Loan Trust:
5,420,682	Series 2006-EQ1, Class A3, 0.278% (1-Month USD-LIBOR + 0.160%) due 10/25/36(a)	5,384,710
103,814	Series 2007-1, Class 2A3, 0.288% (1-Month USD-LIBOR + 0.170%) due 3/25/37(a)	103,774
2,360,000	Series 2007-OPT3, Class 2A4, 0.368% (1-Month USD-LIBOR + 0.250%) due 8/25/37(a)	2,123,711
380,000	Steele Creek CLO 2016-1 Ltd., Series 2016-1A, Class ER, 5.967% (3-Month USD-LIBOR + 5.750%) due 6/15/31(a)(b)	327,623
2,774,987	Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 0.958% (1-Month USD-LIBOR + 0.840%) due 8/25/34(a)	2,770,107
	Structured Asset Securities Corp. Mortgage Loan Trust:
1,000,000	Series 2005-WF4, Class M6, 1.123% (1-Month USD-LIBOR + 1.005%) due 11/25/35(a)	984,999
2,600,000	Series 2005-WF4, Class M8, 2.743% (1-Month USD-LIBOR + 2.625%) due 11/25/35(a)	2,646,544
12,391,460	Series 2006-BC6, Class A1, 0.278% (1-Month USD-LIBOR + 0.160%) due 1/25/37(a)	12,144,466
2,534,298	Series 2006-BC6, Class A4, 0.288% (1-Month USD-LIBOR + 0.170%) due 1/25/37(a)	2,518,937
2,884,728	Series 2006-GEL1, Class M2, 1.318% (1-Month USD-LIBOR + 1.200%) due 11/25/35(a)(b)	2,885,942
3,156,865	Series 2006-GEL1, Class M3, 3.493% (1-Month USD-LIBOR + 3.375%) due 11/25/35(a)(b)	2,919,418
4,957,414	Terwin Mortgage Trust, Series 2006-5, Class 1A2B, 0.328% (1-Month USD-LIBOR + 0.210%) due 7/25/37(a)(b)	4,884,580
641,418	Trinitas CLO III Ltd., Series 2015-3A, Class E, 5.491% (3-Month USD-LIBOR + 5.250%) due 7/15/27(a)(b)	547,504
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 6.831% (3-Month USD-LIBOR + 6.590%) due 10/15/29(a)(b)	907,368
	TOTAL ASSET-BACKED SECURITIES (Cost – $140,515,583)	146,984,962
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – 8.6%
Communications – 1.4%
$6,446,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)(d)	$6,703,840
3,736,000	Consolidated Communications Inc., Senior Secured Notes, 6.500% due 10/1/28(b)(d)	4,002,190
5,460,000	HC2 Holdings Inc., Senior Secured Notes, 8.500% due 2/1/26(b)	5,432,700
	Total Communications	16,138,730
Consumer Cyclical – 3.0%
7,515,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(d)	6,763,500
12,550,000	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23(d)	12,420,860
7,800,000	Guitar Center Inc., Senior Secured Notes, 8.500% due 1/15/26(b)	8,204,664
7,800,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(b)	7,974,486
	Total Consumer Cyclical	35,363,510
Consumer Non-cyclical – 0.7%
916,000	Cytokinetics Inc., Senior Unsecured Notes, 4.000% due 11/15/26	1,827,276
5,490,000	Progenity Inc., Senior Unsecured Notes, 7.250% due 12/1/25(b)	7,053,661
	Total Consumer Non-cyclical	8,880,937
Energy – 0.5%
5,883,375	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	5,618,623
Financial – 2.5%
8,756,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 3.230% due 12/21/65(a)(b)(d)	7,092,360
13,243,000	JPMorgan Chase & Co., Junior Subordinated Notes, 3.682% (3-Month USD-LIBOR + 3.470%) (a)(d)(e)	13,182,488
11,627,000	USB Realty Corp., Junior Subordinated Notes, 1.388% (3-Month USD-LIBOR + 1.147%) (a)(b)(d)(e)	8,836,520
	Total Financial	29,111,368
Industrial – 0.5%
4,750,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 9.750% due 8/1/27(b)	5,418,325
	TOTAL CORPORATE BONDS & NOTES (Cost – $96,154,348)	100,531,493
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – 29.5%
COMMUNICATIONS – 0.4%
Telecommunications – 0.4%
1,251,448	HC2 Holdings Inc.*(f)	$4,380,068
CONSUMER CYCLICAL – 0.6%
Entertainment – 0.6%
280,741	Golden Entertainment Inc.*	6,633,910
CONSUMER NON-CYCLICAL – 14.2%
Biotechnology – 5.5%
68,636	Alexion Pharmaceuticals Inc.*	10,484,149
41,014	Ascendis Pharma AS, ADR*(d)	6,355,940
114,692	Black Diamond Therapeutics Inc.*	3,211,376
576,574	Crinetics Pharmaceuticals Inc.*	8,815,816
526,326	Relay Therapeutics Inc.*(d)	21,721,474
121,607	SpringWorks Therapeutics Inc.*	10,464,282
202,993	Trillium Therapeutics Inc.*(f)	2,303,971
	Total Biotechnology	63,357,008
Healthcare-Products – 1.2%
210,298	Alphatec Holdings Inc.*	3,375,283
100,399	Avita Medical Inc.*	2,182,674
54,523	Itamar Medical Ltd., ADR*	1,248,032
393,649	SeaSpine Holdings Corp.*	7,447,839
	Total Healthcare-Products	14,253,828
Healthcare-Services – 2.3%
640,701	Invitae Corp.*(d)	25,711,331
190,196	Progenity Inc.*(f)	1,040,372
	Total Healthcare-Services	26,751,703
Pharmaceuticals – 5.2%
690,553	AdaptHealth Corp., Class A Shares*(d)	21,248,316
366,422	Bausch Health Cos., Inc.*	11,512,979
851,177	Cytokinetics Inc.*(d)	15,942,545
106,834	Merus NV*	2,403,765
425,771	Odonate Therapeutics Inc.*(f)	8,962,480
	Total Pharmaceuticals	60,070,085
	TOTAL CONSUMER NON-CYCLICAL	164,432,624
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – 6.4%
SPACs – 6.4%
266,860	BCTG Acquisition Corp.*(f)	$3,119,593
156,560	Class Acceleration Corp.*	1,623,527
386,550	CM Life Sciences II Inc.*(g)	5,218,425
510,787	CM Life Sciences Inc., Class A Shares*@	10,220,848
78,410	Deep Lake Capital Acquisition Corp.*	825,657
529,393	EJF Acquisition Corp.*(g)	5,330,988
131,699	FG New America Acquisition Corp., Class A Shares*(f)	1,336,745
2,135	ION Acquisition Corp. 1 Ltd., Class A Shares*	23,485
667,561	Jack Creek Investment Corp.*	6,875,878
488,171	L&F Acquisition Corp., Class A Shares*	4,964,699
883,605	Montes Archimedes Acquisition Corp., Class A Shares*	9,012,771
464,904	Senior Connect Acquisition Corp. I, Class A Shares*	4,700,179
772,800	Soaring Eagle Acquisition Corp.*(g)	8,384,880
438,892	Tekkorp Digital Acquisition Corp., Class A Shares*	4,586,421
263,615	Thayer Ventures Acquisition Corp., Class A Shares*	2,675,692
310,520	Tishman Speyer Innovation Corp. II*	3,260,460
78,060	Z-Work Acquisition Corp.*	811,824
	Total SPACs	72,972,072
	TOTAL DIVERSIFIED	72,972,072
FINANCIAL – 5.2%
Banks – 3.0%
986,773	Eastern Bankshares Inc.*(d)	17,377,072
735,718	HarborOne Bancorp Inc.	8,791,830
750,566	Kearny Financial Corp.	8,518,924
	Total Banks	34,687,826
Equity Real Estate Investment Trusts (REITs) – 1.3%
151,448	Equity Commonwealth	4,272,348
305,159	MGM Growth Properties LLC, Class A Shares	10,076,350
	Total Equity Real Estate Investment Trusts (REITs)	14,348,698
Savings & Loans – 0.9%
569,360	Waterstone Financial Inc.(d)	11,062,665
	TOTAL FINANCIAL	60,099,189
INDUSTRIAL – 0.9%
Transportation – 0.9%
89,437	XPO Logistics Inc.*	10,428,354
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – 1.6%
Software – 1.6%
299,544	Donnelley Financial Solutions Inc.*	$7,785,148
270,362	Slack Technologies Inc., Class A Shares*(d)	11,065,917
	Total Software	18,851,065
	TOTAL TECHNOLOGY	18,851,065
UTILITIES – 0.2%
Electric – 0.2%
135,187	Vistra Corp.(d)	2,331,976
	TOTAL COMMON STOCKS (Cost – $277,235,305)	340,129,258
OPEN-END FUND – 18.0%
18,118,217	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares (Cost – $209,409,153)	209,084,222
PREFERRED STOCKS – 0.9%
CONSUMER CYCLICAL – 0.7%
Retail – 0.7%
85,000	Qurate Retail Inc., 8.000%	8,382,700
FINANCIAL – 0.2%
Financial Services – 0.2%
1,210,522	14ner Oncology Inc.*(g)(h)@	2,311,250
	TOTAL PREFERRED STOCKS (Cost – $10,774,119)	10,693,950
CLOSED-END FUND – 0.5%
230,533	Fortress Transportation & Infrastructure Investors LLC, Class Common Shares (Cost – $4,437,587)	6,162,147
WARRANTS – 0.1%
DIVERSIFIED – 0.1%
SPACs – 0.1%
26,187	ION Acquisition Corp. 1 Ltd.*(g)	71,229
244,085	L&F Acquisition Corp.*(g)	334,397
441,802	Montes Archimedes Acquisition Corp.*(g)	636,195
232,452	Senior Connect Acquisition Corp. I*(g)	276,618
219,657	Tekkorp Digital Acquisition Corp.*(g)	395,383
131,807	Thayer Ventures Acquisition Corp.*(g)	160,805
162,182	TS Innovation Acquisitions Corp.*(g)	493,033
23,299	X4 Pharmaceuticals Inc.*	280
	Total SPACs	2,367,940
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
	TOTAL DIVERSIFIED	$2,367,940
	TOTAL WARRANTS (Cost – $2,243,092)	2,367,940
Number of Contracts	Notional Amounts	Security	Value
PURCHASED OPTION – 0.0%
Equity Option – 0.0%
1,561	$23,102,800	SPDR S&P Biotech, Call, 185.00, expires 3/19/21	10,927
		PURCHASED OPTION (Cost – $170,051)	10,927
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $968,081,936)	1,046,272,320
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 6.2%
TIME DEPOSITS – 6.2%
$46,506,827	ANZ National Bank – London, 0.000% due 3/1/21	46,506,827
25,509,809	Skandinaviska Enskilda Banken AB – Stockholm, 0.000% due 3/1/21	25,509,809
	TOTAL TIME DEPOSITS (Cost – $72,016,636)	72,016,636
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.6%
MONEY MARKET FUND – 0.6%
6,982,247	Federated Government Obligations Fund, Premier Class, 0.000%(i) (Cost – $6,982,247)	$6,982,247
	TOTAL INVESTMENTS – 96.8% (Cost – $1,047,080,819)	1,125,271,203
	Other Assets in Excess of Liabilities – 3.2%	37,219,902
	TOTAL NET ASSETS – 100.0%	$1,162,491,105

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $155,739,689 and represents 13.40% of net assets.

(c)
Interest only security.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

(d)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(e)
Security is perpetual in nature and has no stated maturity date.

(f)
All or a portion of this security is on loan (See Note 5).

(g)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2021, amounts to $23,613,203 and represents 2.03% of net assets.

(h)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(i)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
14ner Oncology Inc.	11/10/2020	$2,311,250	$2,311,250	0.20%
CM Life Sciences Inc., Class A Shares	2/9/2021	5,411,623	10,220,848	0.88%
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 5.818% (1-Month USD-LIBOR + 5.700%) due 4/25/28	3/26/2020	2,461,077	2,362,807	0.20%
Series 2016-C01, Class 1M2, 6.868% (1-Month USD-LIBOR + 6.750%) due 8/25/28	3/6/2020	12,350,512	8,663,798	0.75%
Series 2016-C01, Class 2M2, 7.068% (1-Month USD-LIBOR + 6.950%) due 8/25/28	6/17/2020	1,937,252	1,305,848	0.11%
Series 2016-C03, Class 1M2, 5.418% (1-Month USD-LIBOR + 5.300%) due 10/25/28	3/19/2020	4,586,779	3,371,356	0.29%
Series 2016-C03, Class 2M2, 6.018% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/17/2020	10,679,602	9,024,515	0.78%
Series 2016-C04, Class 1M2, 4.368% (1-Month USD-LIBOR + 4.250%) due 1/25/29	2/25/2021	263,109	264,545	0.02%
Series 2016-C05, Class 2M2, 4.568% (1-Month USD-LIBOR + 4.450%) due 1/25/29	4/26/2019	13,256,048	7,533,781	0.65%
Series 2016-C07, Class 2M2, 4.468% (1-Month USD-LIBOR + 4.350%) due 5/25/29	5/9/2019	14,220,702	11,007,238	0.95%
Series 2017-C01, Class 1B1, 5.868% (1-Month USD-LIBOR + 5.750%) due 7/25/29	11/17/2020	7,627,325	7,732,360	0.67%
Series 2017-C01, Class 1M2, 3.668% (1-Month USD-LIBOR + 3.550%) due 7/25/29	11/24/2020	3,964,239	3,521,554	0.30%
Series 2017-C01, Class 1M2C, 3.668% (1-Month USD-LIBOR + 3.550%) due 7/25/29	4/16/2020	1,494,000	1,867,034	0.16%
Series 2017-C02, Class 2M2, 3.768% (1-Month USD-LIBOR + 3.650%) due 9/25/29	8/20/2019	11,339,688	6,921,876	0.60%
Series 2017-C02, Class 2M2C, 3.768% (1-Month USD-LIBOR + 3.650%) due 9/25/29	5/19/2020	3,909,346	4,069,143	0.35%
Series 2017-C02, Class 2X3, 2.300% due 9/25/29	2/11/2021	101,032	86,913	0.01%
Series 2017-C03, Class 1B1, 4.968% (1-Month USD-LIBOR + 4.850%) due 10/25/29	1/12/2021	6,145,425	6,207,652	0.53%
See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Series 2017-C03, Class 1M2C, 3.118% (1-Month USD-LIBOR + 3.000%) due 10/25/29	2/16/2021	5,091,552	5,080,431	0.44%
Series 2017-C03, Class 1X1, 2.300% due 10/25/29	2/16/2021	181,485	185,854	0.02%
Series 2017-C05, Class 1M2, 2.318% (1-Month USD-LIBOR + 2.200%) due 1/25/30	9/13/2019	13,707,513	8,816,471	0.76%
Series 2017-C07, Class 1M2, 2.518% (1-Month USD-LIBOR + 2.400%) due 5/25/30	8/3/2020	2,977,173	2,588,882	0.22%
Series 2018-C01, Class 1ED5, 2.368% (1-Month USD-LIBOR + 2.250%) due 7/25/30	1/25/2021	16,072,145	15,974,566	1.37%
Series 2018-C01, Class 1M2, 2.368% (1-Month USD-LIBOR + 2.250%) due 7/25/30	9/11/2019	22,915,284	11,661,927	1.00%
Series 2018-C03, Class 1M2, 2.268% (1-Month USD-LIBOR + 2.150%) due 10/25/30	12/18/2019	11,086,797	7,419,012	0.64%
Series 2018-C05, Class 1B1, 4.368% (1-Month USD-LIBOR + 4.250%) due 1/25/31	10/22/2020	1,499,569	1,155,961	0.10%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M3, 5.680% (1-Month USD-LIBOR + 5.550%) due 7/25/28	6/9/2020	8,870,464	7,289,513	0.63%
Series 2016-DNA3, Class M3, 5.118% (1-Month USD-LIBOR + 5.000%) due 12/25/28	6/26/2020	3,671,535	3,426,433	0.29%
Series 2016-HQA1, Class M3, 6.468% (1-Month USD-LIBOR + 6.350%) due 9/25/28	3/6/2020	7,081,015	5,499,452	0.47%
Series 2017-DNA2, Class B1, 5.268% (1-Month USD-LIBOR + 5.150%) due 10/25/29	11/9/2020	7,471,490	7,561,032	0.65%
Series 2017-DNA2, Class M2, 3.568% (1-Month USD-LIBOR + 3.450%) due 10/25/29	3/9/2020	5,020,438	5,101,342	0.44%
Series 2017-HQA1, Class M2, 3.668% (1-Month USD-LIBOR + 3.550%) due 8/25/29	9/9/2019	17,024,193	9,499,001	0.82%
Series 2017-HQA1, Class M2B, 3.668% (1-Month USD-LIBOR + 3.550%) due 8/25/29	8/4/2020	2,913,183	3,082,210	0.27%
Series 2017-HQA2, Class M2, 2.768% (1-Month USD-LIBOR + 2.650%) due 12/25/29	11/18/2019	10,338,219	9,391,610	0.81%
			$190,206,215	16.38%

Abbreviations used in this schedule:
ABS
 —     Asset-Based Security

ADR
 —     American Depositary Receipts

CLO
 —      Collateralized Loan Obligation

LIBOR
 —      London Interbank Offered Rate

LLC
 —      Limited Liability Company

PLC
 —      Public Limited Company

SPDR
 —      Standard & Poor’s Depository Receipts

SPACs
 —      Special Purpose Acquisition Companies

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Common Stocks	30.2%
Collateralized Mortgage Obligations	20.5
Open-End Fund	18.6
Asset-Backed Securities	13.1
Corporate Bonds & Notes	8.9
Preferred Stocks	1.0
Closed-End Fund	0.5
Warrants	0.2
Purchased Option	0.0*
Short-Term Investments	6.4
Money Market Fund	0.6
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

At February 28, 2021, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/2021(2)	Notional Amounts in (000’s)(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.31	1.000%	12/20/2023	3-Month	GSC	1.499%	$20,000	$(240,798)	$(1,206,000)	$965,202
CDX.NA.IG.31	1.000%	12/20/2023	3-Month	GSC	1.499%	10,000	(120,399)	(750,000)	629,601
CDX.NA.IG.33	1.000%	12/20/2024	3-Month	MSCS	2.319%	10,000	(472,908)	(670,000)	197,092
CDX.NA.IG.33	1.000%	12/20/2024	3-Month	MSCS	2.319%	10,000	(472,908)	(1,152,000)	679,092
CDX.NA.IG.33	1.000%	12/20/2024	3-Month	MSCS	2.319%	10,000	(472,908)	(2,040,000)	1,567,092
CDX.NA.IG.33	1.000%	12/20/2024	3-Month	MSCS	2.319%	10,000	(472,908)	(2,600,000)	2,127,092
CDX.NA.IG.35	1.000%	12/20/2025	3-Month	GSC	2.380%	10,000	(623,001)	(905,000)	281,999
CDX.NA.HY.35	5.000%	12/20/2025	3-Month	MSCS	4.425%	10,000	357,745	405,000	(47,255)
CDX.NA.IG.29	1.000%	12/20/2022	3-Month	GSC	0.262%	100,000	1,545,553	1,440,000	105,553
							$(972,532)	$(7,478,000)	$6,505,468

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined

See Notes to Financial Statements.

Schedules of Investments
February 28, 2021
Destinations Multi Strategy Alternatives Fund (concluded)

under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC
 —     Goldman Sachs & Co.

MSCS
 —     Morgan Stanley Capital Services LLC

Shares/Units	Security	Value
SECURITIES SOLD SHORT – 10.5%
EXCHANGE TRADED FUNDS (ETFs) – 9.5%
82,618	iShares Nasdaq Biotechnology	$12,965,243
658,451	SPDR S&P Biotech	97,450,748
	Total Exchange Traded Funds (ETFs)	110,415,991
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds – $93,765,058)	110,415,991
COMMON STOCKS – 1.0%
COMMUNICATIONS – 0.0%
Telecommunications – 0.0%
14,544	Cincinnati Bell Inc.*	222,232
CONSUMER NON-CYCLICAL – 0.6%
Pharmaceuticals – 0.6%
145,723	AstraZeneca PLC, ADR	7,050,079
5,938	Herbalife Nutrition Ltd.*	267,091
	Total Pharmaceuticals	7,317,170
	TOTAL CONSUMER NON-CYCLICAL	7,317,170
TECHNOLOGY – 0.4%
Software – 0.4%
20,908	salesforce.com Inc.*	4,526,582
	TOTAL COMMON STOCKS (Proceeds – $12,741,306)	12,065,984
	TOTAL SECURITIES SOLD SHORT – 10.5% (Proceeds – $106,506,364)	$122,481,975

*
Non-income producing security.

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are some what more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some what larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
February 28, 2021

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2) .	$4,737,735,835	$1,266,408,953	$2,478,115,654	$405,831,368	$2,408,842,068
Foreign currency, at value(3)	—	—	993,166	—	—
Cash.	316	31	236	20	866
Receivable for securities sold	51,487,529	19,509,589	7,494,413	95,293	220,704,727
Dividends and interest receivable	4,929,814	766,138	3,750,743	1,551,479	8,406,779
Receivable for Fund shares sold.	2,722,018	745,138	1,432,543	195,948	904,158
Receivable for expense reimbursement	—	1,852	—	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	—	142,993	—	—
Deposits with counterparty(4)	356,000	—	—	—	—
Prepaid expenses	60,347	2,086	10,126	—	6,190
Total Assets	4,797,291,859	1,287,433,787	2,491,939,874	407,674,108	2,638,864,788
LIABILITIES:
Payable for collateral received from securities on loan	4,160,982	22,638,714	43,364,799	8,305,200	—
Payable for Fund shares repurchased	1,311,345	339,316	665,502	136,020	892,009
Payable for securities purchased	55,983,332	22,072,733	6,589,968	231,228	418,468,586
Investment management fee payable	2,327,151	868,175	1,960,428	212,031	963,300
Transfer agent fees payable	467,958	123,456	269,227	32,886	239,028
Custody fee payable	253,997	73,505	298,404	35,902	245,776
Trustees’ fees payable.	—	—	—	1,020	—
Registration fees payable.	107,858	15,127	9,944	18,616	4,791
Shareholder services	—	9,310	47,860	7,005	8,685
Variation margin on open future contracts (Note 4).	30,000	—	—	—	—
Forward sale commitments(5) (Note 5)	—	—	—	—	17,627,954
Due to custodian(3).	46	—	—	13	—
Options contracts written, at value(6) (Note 4).	—	—	30,377	—	—
Foreign capital gains tax payable	—	—	5,961,335	—	—
Accrued Chief Compliance Officer expense	—	—	—	—	11,200
Accrued expenses.	67,647	25,933	75,028	23,731	51,725
Total Liabilities	64,710,316	46,166,269	59,272,872	9,003,652	438,513,054
Total Net Assets	$4,732,581,543	$1,241,267,518	$2,432,667,002	$398,670,456	$2,200,351,734
NET ASSETS:
Par value	$302,920	$76,654	$162,378	$38,915	$215,654
Paid-in capital in excess of par value	2,978,389,439	757,687,466	1,694,695,666	395,757,230	2,164,881,470
Total distributable earnings (losses).	1,753,889,184	483,503,398	737,808,958	2,874,311	35,254,610
Total Net Assets	$4,732,581,543	$1,241,267,518	$2,432,667,002	$398,670,456	$2,200,351,734
Total Net Assets Class I	$4,449,739,455	$1,167,045,614	$2,287,856,085	$374,559,833	$2,079,235,599
Total Net Assets Class Z	$282,842,088	$74,221,904	$144,810,917	$24,110,623	$121,116,135
Shares Outstanding Class I	280,839,376	71,020,705	151,394,796	36,489,674	204,075,274
Shares Outstanding Class Z	22,080,228	5,633,649	10,983,048	2,425,821	11,578,791
Net Asset Value Class I	$15.84	$16.43	$15.11	$10.26	$10.19
Net Asset Value Class Z	$12.81	$13.17	$13.18	$9.94	$10.46
(1) Investments, at cost	$3,208,621,444	$941,346,860	$1,711,173,987	$366,256,613	$2,435,766,806
(2) Includes securities on loan	$4,049,810	$22,084,868	$41,425,271*	$7,700,542	$—
(3) Foreign currency, at cost	$(47)	$—	$1,005,471	$(12)	$—
(4) Related to futures contracts	$356,000	$—	$—	$—	$—
(5) Proceeds received .	$—	$—	$—	$—	$17,685,667
(6) Premiums received	$—	$—	$36,501	$—	$—

*
Amount includes securities with a value of  $89,856 that have been sold and are pending settlement.

See Notes to Financial Statements.

Statements of Assets and Liabilities
February 28, 2021 (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
ASSETS:
Investments, at value(1),(2) .	$473,852,338	$774,483,679	$933,563,121	$1,125,271,203
Foreign currency, at value(3)	—	—	—	—
Cash.	262	205	372	354
Unrealized appreciation on unfunded loan commitments	132,915	—	—	—
Receivable for securities sold	3,520,917	8,884,516	601,321	9,938,946
Dividends and interest receivable	3,719,014	7,857,139	7,634,130	1,462,199
Receivable for Fund shares sold.	228,919	376,794	909,720	581,465
Receivable for expense reimbursement	—	—	8,468	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	264,326	308,805	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	6,552,723
Upfront premiums paid on swap contracts	—	—	—	1,845,000
Deposits with counterparty	—	5,000,000(4)	—	15,963,778(7)
Cash held at Broker	—	5,457,353	—	172,106,424
Prepaid expenses	—	—	—	489
Total Assets	481,718,691	802,368,491	942,717,132	1,333,722,581
LIABILITIES:
Payable for collateral received from securities on loan	2,896,830	2,156,744	—	6,982,247
Payable for Fund shares repurchased	332,654	350,248	357,307	423,892
Payable for securities purchased	37,872,574	35,101,862	31,872,302	30,670,833
Investment management fee payable	234,243	429,345	376,221	824,363
Transfer agent fees payable	47,214	73,078	88,942	117,799
Custody fee payable	52,746	73,365	113,911	84,100
Trustees’ fees payable.	1,515	659	845	—
Registration fees payable.	37,950	41,387	44,930	22,247
Shareholder services	3,123	7,742	20,404	645
Upfront premiums received on swap contracts	—	—	—	9,323,000
Unrealized depreciation on unfunded loan commitments	16,660	—	—	—
Unrealized depreciation on swap contracts (Note 4)	—	—	—	47,255
Securities sold short(5) (Note 5)	—	6,012,007	—	122,481,975
Due to custodian(3).	221	124	—	—
Options contracts written, at value(6) (Note 4).	—	197,822	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	4,218	3,872	—	—
Investment interest payable on securities sold short	—	13,141	—	—
Dividends payable for securities sold short.	—	—	—	138,437
Accrued Chief Compliance Officer expense	2,033	4,677	—	5,224
Accrued expenses.	19,751	23,111	23,840	109,459
Total Liabilities	41,521,732	44,489,184	32,898,702	171,231,476
Total Net Assets	$440,196,959	$757,879,307	$909,818,430	$1,162,491,105
NET ASSETS:
Par value	$45,204	$75,556	$87,684	$110,104
Paid-in capital in excess of par value	444,064,770	762,029,190	878,742,099	1,097,036,189
Total distributable earnings (losses).	(3,913,015)	(4,225,439)	30,988,647	65,344,812
Total Net Assets	$440,196,959	$757,879,307	$909,818,430	$1,162,491,105
Total Net Assets Class I	$418,188,512	$717,824,385	$883,947,639	$1,102,027,772
Total Net Assets Class Z	$22,008,447	$40,054,922	$25,870,791	$60,463,333
Shares Outstanding Class I	42,987,549	71,626,944	85,197,058	104,243,328
Shares Outstanding Class Z	2,216,438	3,929,315	2,486,464	5,860,557
Net Asset Value Class I	$9.73	$10.02	$10.38	$10.57
Net Asset Value Class Z	$9.93	$10.19	$10.40	$10.32
(1) Investments, at cost	$476,481,989	$765,839,171	$900,070,266	$1,047,080,819
(2) Includes securities on loan	$2,822,756	$2,094,818	$—	$6,698,280
(3) Foreign currency, at cost	$(222)	$(124)	$—	$—
(4) Related to futures contracts	$—	$5,000,000	$—	$—
(5) Proceeds received .	$—	$5,550,219	$—	$106,506,364
(6) Premiums received	$—	$272,626	$—	$—
(7) Related to swap contracts	$—	$—	$—	$15,963,778
See Notes to Financial Statements.

Statements of Operations
For the Year Ended February 28, 2021

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends.	$58,044,355	$11,139,680	$28,008,468	$18,094,089	$370,912
Interest	37,048	11,683	24,906	4,319	56,223,624
Income from securities lending	140,863	407,496	734,919	44,343	1,482
Less: Foreign taxes withheld (Note 5).	(45,616)	(7,967)	(2,984,970)	(527,836)	—
Total Investment Income	58,176,650	11,550,892	25,783,323	17,614,915	56,596,018
EXPENSES:
Investment management fee (Note 7).	31,668,827	8,758,601	20,608,348	3,118,155	13,674,814
Transfer agent fees	6,099,160	1,401,672	2,991,698	565,963	3,063,784
Custody fees	998,995	284,359	1,235,059	149,438	907,465
Trustees’ fees	263,097	65,627	124,926	26,662	127,400
Insurance	87,525	19,047	44,561	10,392	54,330
Audit and tax	52,280	18,207	30,185	13,542	35,290
Legal expense	107,445	22,839	68,321	13,772	59,880
Chief Compliance Officer expense	115,196	29,897	63,292	13,296	62,461
Shareholder services	46,902	50,990	102,484	43,882	85,137
Registration fees	78,394	10,292	12,399	26,358	—
Miscellaneous expense	124,350	31,277	98,809	19,606	71,851
Total Expenses	39,642,171	10,692,808	25,380,082	4,001,066	18,142,412
Less: Fee waivers and/or expense reimbursement (Note 7)	(5,296,670)	(38,632)	(143,079)	(454,505)	(1,909,666)
Net Expenses	34,345,501	10,654,176	25,237,003	3,546,561	16,232,746
Net Investment Income	$23,831,149	$896,716	$546,320	$14,068,354	$40,363,272
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN
COMMITMENTS, OPTIONS CONTRACTS WRITTEN,
FORWARD SALE COMMITMENTS, SECURITIES SHORT
SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
(NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$226,685,485	$160,527,673	$13,277,425*	$(37,895,295)	$71,916,191
Futures contracts	1,109,580	—	—	—	—
Forward sale commitments	—	—	—	—	19,250
Options contracts written	—	—	414,039	56,750	—
Securities sold short	—	—	—	142,124	—
Forward foreign currency contracts	—	—	(803,863)	—	—
Foreign currency transactions	(3,766)	—	(366,658)	(66,618)	—
Realized Gain (Loss)	227,791,299	160,527,673	12,520,943	(37,763,039)	71,935,441
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,083,608,857	290,864,457	565,500,272**	55,006,551	(111,110,896)
Futures contracts	979,592	—	—	—	—
Unfunded loan commitments	—	—	—	—	97
Options contracts written	—	—	(90,249)	27,230	—
Forward sale commitments	—	—	—	—	57,713
Forward foreign currency contracts.	—	—	734,493	—	—
Foreign currency translations	(70)	—	26,007	22,042	—
Change in Net Unrealized Appreciation (Depreciation):.	1,084,588,379	290,864,457	566,170,523	55,055,823	(111,053,086)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,312,379,678	451,392,130	578,691,466	17,292,784	(39,117,645)
Total Increase in Net Assets from Operations	$1,336,210,827	$452,288,846	$579,237,786	$31,361,138	$1,245,627

*
Includes foreign capital gains tax of  $19,993 for Destinations International Equity Fund.

**
Includes accrued foreign capital gains tax of  $4,769,495 for Destinations International Equity Fund.

See Notes to Financial Statements.

Statements of Operations
For the Year Ended February 28, 2021 (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
INVESTMENT INCOME:
Dividends.	$369,844	$1,695,120	$—	$11,371,869
Interest	16,585,826	35,619,616	17,835,701	15,368,697
Income from securities lending	47,200	11,134	—	294,264
Less: Foreign taxes withheld (Note 5)	—	(1,058)	—	—
Total Investment Income	17,002,870	37,324,812	17,835,701	27,034,830
EXPENSES:
Investment management fee (Note 7).	2,603,128	6,114,027	6,135,237	13,021,269
Transfer agent fees	544,987	1,048,406	1,308,212	1,406,083
Custody fees	183,113	276,515	490,347	328,974
Trustees’ fees	25,821	47,265	57,154	63,196
Insurance	8,633	18,091	23,449	22,420
Audit and tax	16,323	21,274	22,750	25,375
Legal expense	12,023	8,256	27,912	39,974
Chief Compliance Officer expense	10,655	22,283	26,195	28,368
Shareholder services	36,638	42,284	44,001	44,747
Registration fees	39,220	35,705	—	—
Broker fees on securities sold short	—	101,798	—	916,117
Miscellaneous expense	26,078	35,867	30,776	172,739
Interest and dividend expense.	—	303,967	—	1,168,089
Total Expenses	3,506,619	8,075,738	8,166,033	17,237,351
Less: Fee waivers and/or expense reimbursement (Note 7)	(21,077)	(784,835)	(1,397,903)	(3,774,113)
Net Expenses	3,485,542	7,290,903	6,768,130	13,463,238
Net Investment Income	$13,517,328	$30,033,909	$11,067,571	$13,571,592
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(27,441)	$(1,313,018)	$6,670,758	$24,359,315
Forward sale commitments	—	11,885	—	—
Options contracts written	59,328	1,211,371	—	(838,300)
Securities sold short	—	(776,156)	—	(5,226,021)
Swap contracts	—	—	—	514,896
Forward foreign currency contracts.	(754,142)	(1,388,818)	—	—
Foreign currency transactions	(830,151)	(761,923)	—	—
Realized Gain (Loss)	(1,552,406)	(3,016,659)	6,670,758	18,809,890
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	3,181,975	15,403,805	(19,255,288)	83,287,089
Unfunded loan commitments	116,255	21,767	—	—
Options contracts written	—	166,864	—	1,286,937
Securities sold short	—	(181,829)	—	(15,389,805)
Swap contracts	—	—	—	5,706,373
Forward foreign currency contracts.	366,359	470,232	—	—
Foreign currency translations	(3,316)	28,242	—	—
Change in Net Unrealized Appreciation (Depreciation):.	3,661,273	15,909,081	(19,255,288)	74,890,594
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,108,867	12,892,422	(12,584,530)	93,700,484
Total Increase (Decrease) in Net Assets from Operations	$15,626,195	$42,926,331	$(1,516,959)	$107,272,076
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Year Ended February 28, 2021 and Year Ended February 29, 2020

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
OPERATIONS:
Net investment income	$23,831,149	$32,504,725	$896,716	$5,482,939	$546,320	$14,166,306
Net realized gain (loss)	227,791,299	116,742,791	160,527,673	70,257,036	12,520,943	(10,345,207)
Change in unrealized appreciation (depreciation)	1,084,588,379	(4,621,536)	290,864,457	(67,644,492)	566,170,523	68,360,504
Increase in Net Assets From Operations	1,336,210,827	144,625,980	452,288,846	8,095,483	579,237,786	72,181,603
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(87,281,044)	(70,387,255)	(22,516,715)	(39,088,932)	(663,386)	(14,409,188)
Class Z.	(6,999,957)	(4,910,206)	(1,796,366)	(2,479,931)	(234,506)	(967,627)
Decrease in Net Assets From Distributions to Shareholders	(94,281,001)	(75,297,461)	(24,313,081)	(41,568,863)	(897,892)	(15,376,815)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	684,494,010	687,696,868	124,974,104	151,392,598	366,061,881	484,248,356
Class Z	90,160,931	157,982,878	19,907,864	37,418,996	48,789,282	78,919,083
Reinvestment of distributions:
Class I	86,767,648	70,064,855	22,394,639	38,932,538	659,537	14,344,776
Class Z	6,794,463	4,805,308	1,740,399	2,425,248	226,851	945,298
Cost of shares repurchased:
Class I	(1,146,597,874)	(606,829,956)	(274,215,231)	(232,103,803)	(509,687,356)	(289,422,489)
Class Z	(81,513,637)	(28,981,976)	(17,853,191)	(9,090,425)	(35,303,264)	(13,517,569)
Increase (Decrease) in Net Assets From Fund Share Transactions	(359,894,459)	284,737,977	(123,051,416)	(11,024,848)	(129,253,069)	275,517,455
Increase (Decrease) in Net Assets	882,035,367	354,066,496	304,924,349	(44,498,228)	449,086,825	332,322,243
NET ASSETS:
Beginning of year	3,850,546,176	3,496,479,680	936,343,169	980,841,397	1,983,580,177	1,651,257,934
End of year	$4,732,581,543	$3,850,546,176	$1,241,267,518	$936,343,169	$2,432,667,002	$1,983,580,177
	Destinations Equity Income Fund		Destinations Core Fixed Income Fund
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
OPERATIONS:
Net investment income	$14,068,354	$15,351,335	$40,363,272	$53,209,166
Net realized gain (loss)	(37,763,039)	7,689,707	71,935,441	4,395,533
Change in unrealized appreciation (depreciation).	55,055,823	(28,733,491)	(111,053,086)	103,247,183
Increase (Decrease) in Net Assets From Operations	31,361,138	(5,692,449)	1,245,627	160,851,882
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(17,047,791)	(18,227,009)	(45,411,862)	(50,516,772)
Class Z.	(1,044,996)	(771,020)	(2,565,783)	(2,007,044)
Decrease in Net Assets From Distributions to Shareholders	(18,092,787)	(18,998,029)	(47,977,645)	(52,523,816)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	42,296,206	158,290,331	566,944,532	348,432,072
Class Z	9,176,726	16,258,551	55,197,432	80,705,308
Reinvestment of distributions:
Class I	16,937,229	18,155,522	45,153,843	50,302,690
Class Z	953,306	741,452	2,458,341	1,957,744
Cost of shares repurchased:
Class I	(137,678,016)	(103,715,628)	(384,588,684)	(315,867,814)
Class Z	(8,307,893)	(4,556,237)	(32,672,496)	(16,349,302)
Increase (Decrease) in Net Assets From Fund Share Transactions	(76,622,442)	85,173,991	252,492,968	149,180,698
Increase (Decrease) in Net Assets	(63,354,091)	60,483,513	205,760,950	257,508,764
NET ASSETS:
Beginning of year	462,024,547	401,541,034	1,994,590,784	1,737,082,020
End of year	$398,670,456	$462,024,547	$2,200,351,734	$1,994,590,784
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Year Ended February 28, 2021 and Year Ended February 29, 2020 (concluded)

	Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
OPERATIONS:
Net investment income	$13,517,328	$12,784,338	$30,033,909	$31,298,365
Net realized gain (loss)	(1,552,406)	941,198	(3,016,659)	(1,190,867)
Change in unrealized appreciation (depreciation).	3,661,273	(3,508,510)	15,909,081	2,480,370
Increase in Net Assets From Operations	15,626,195	10,217,026	42,926,331	32,587,868
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(12,423,555)	(12,933,632)	(28,302,527)	(30,641,902)
Class Z.	(617,410)	(443,298)	(1,478,999)	(1,110,273)
Decrease in Net Assets From Distributions to Shareholders	(13,040,965)	(13,376,930)	(29,781,526)	(31,752,175)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	171,086,753	65,581,427	167,996,725	120,893,391
Class Z	11,930,570	13,490,093	16,710,837	26,572,816
Reinvestment of distributions:
Class I	12,349,552	12,874,976	28,132,491	30,502,657
Class Z	590,193	432,843	1,401,780	1,080,878
Cost of shares repurchased:
Class I	(88,084,770)	(140,784,379)	(224,106,513)	(187,943,047)
Class Z	(5,004,378)	(5,578,498)	(12,985,085)	(7,700,048)
Increase (Decrease) in Net Assets From Fund Share Transactions	102,867,920	(53,983,538)	(22,849,765)	(16,593,353)
Increase (Decrease) in Net Assets	105,453,150	(57,143,442)	(9,704,960)	(15,757,660)
NET ASSETS:
Beginning of year	334,743,809	391,887,251	767,584,267	783,341,927
End of year	$440,196,959	$334,743,809	$757,879,307	$767,584,267
	Destinations Municipal Fixed Income Fund		Destinations Multi Strategy Alternatives Fund
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
OPERATIONS:
Net investment income	$11,067,571	$13,932,748	$13,571,592	$35,814,829
Net realized gain (loss)	6,670,758	5,438,656	18,809,890	(20,667,942)
Change in unrealized appreciation (depreciation)	(19,255,288)	43,620,176	74,890,594	18,032,204
Increase (Decrease) in Net Assets From Operations	(1,516,959)	62,991,580	107,272,076	33,179,091
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(18,714,445)	(19,976,187)	(14,280,507)	(41,009,701)
Class Z.	(514,550)	(388,838)	(792,977)	(1,515,766)
Decrease in Net Assets From Distributions to Shareholders	(19,228,995)	(20,365,025)	(15,073,484)	(42,525,467)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	183,253,560	141,594,898	281,655,299	140,648,524
Class Z	14,800,618	9,524,563	25,454,430	32,455,097
Reinvestment of distributions:
Class I	18,578,076	19,854,143	14,207,122	40,884,655
Class Z	479,548	376,396	760,344	1,477,184
Cost of shares repurchased:
Class I	(176,085,320)	(186,875,852)	(169,315,819)	(181,461,416)
Class Z	(7,453,789)	(4,237,551)	(11,887,150)	(7,529,152)
Increase (Decrease) in Net Assets From Fund Share Transactions	33,572,693	(19,763,403)	140,874,226	26,474,892
Increase in Net Assets	12,826,739	22,863,152	233,072,818	17,128,516
NET ASSETS:
Beginning of year	896,991,691	874,128,539	929,418,287	912,289,771
End of year	$909,818,430	$896,991,691	$1,162,491,105	$929,418,287
See Notes to Financial Statements.

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$11.88	$11.61	$11.71	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.07	0.10	0.11	0.10
Net realized and unrealized gain	4.19	0.40	0.18	1.69
Total Income from Operations	4.26	0.50	0.29	1.79
Less Distributions From:
Net investment income	(0.01)	(0.10)	(0.10)	(0.08)
Net realized gain	(0.29)	(0.13)	(0.29)	—
Total Distributions	(0.30)	(0.23)	(0.39)	(0.08)
Net Asset Value, End of Period	$15.84	$11.88	$11.61	$11.71
Total Return(3)	35.94%	4.18%	2.73%	17.89%(4)
Net Assets, End of Period (millions)	$4,450	$3,651	$3,427	$2,804
Ratios to Average Net Assets:
Gross expenses	0.95%	0.95%	0.97%	0.98%(5)
Net expenses(6)	0.82%	0.82%	0.85%	0.85%(5)
Net investment income(6)	0.56%	0.84%	0.91%	0.97%(5)
Portfolio Turnover Rate(7)	48%	49%	28%	52%(4)

(1)
Figures are for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.65	$9.46	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.08	0.10	0.07
Net realized and unrealized gain (loss)	3.40	0.34	(0.21)
Total Income from Operations	3.48	0.44	(0.14)
Less Distributions From:
Net investment income	(0.03)	(0.12)	(0.11)
Net realized gain	(0.29)	(0.13)	(0.29)
Total Distributions	(0.32)	(0.25)	(0.40)
Net Asset Value, End of Period	$12.81	$9.65	$9.46
Total Return(3)	36.16%	4.45%	(0.94)%(4)
Net Assets, End of Period (millions)	$283	$200	$70
Ratios to Average Net Assets:
Gross expenses	0.80%	0.80%	0.82%(5)
Net expenses(6)	0.67%	0.67%	0.70%(5)
Net investment income(6)	0.70%	0.96%	1.06%(5)
Portfolio Turnover Rate(7)	48%	49%	28%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.92	$11.31	$10.98	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01	0.06	0.06	0.04
Net realized and unrealized gain	5.80	0.04	0.84	1.04
Total Income from Operations	5.81	0.10	0.90	1.08
Less Distributions From:
Net investment income	(0.00)*	(0.06)	(0.05)	(0.04)
Net realized gain	(0.30)	(0.43)	(0.52)	(0.06)
Total Distributions	(0.30)	(0.49)	(0.57)	(0.10)
Net Asset Value, End of Period	$16.43	$10.92	$11.31	$10.98
Total Return(3)	53.65%	0.52%	9.02%	10.83%(4)
Net Assets, End of Period (millions)	$1,167	$890	$962	$701
Ratios to Average Net Assets:
Gross expenses	1.11%	1.11%	1.12%	1.14%(5)
Net expenses(6)	1.11%	1.08%	1.03%	1.03%(5)
Net investment income(6)	0.09%	0.54%	0.53%	0.41%(5)
Portfolio Turnover Rate(7)	145%	110%	85%	112%(4)

*
Amount is less than $0.005 per share.

(1)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021	2020	2019(1)
Net asset value, Beginning of Period	$8.80	$9.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.06	0.04
Net realized and unrealized gain (loss)	4.67	0.05	(0.25)
Total Income from Operations	4.69	0.11	(0.21)
Less Distributions From:
Net investment income	(0.02)	(0.08)	(0.07)
Net realized gain	(0.30)	(0.43)	(0.52)
Total Distributions	(0.32)	(0.51)	(0.59)
Net Asset Value, End of Period	$13.17	$8.80	$9.20
Total Return(3)	53.85%	0.69%	(1.24)%(4)
Net Assets, End of Period (millions)	$74	$46	$19
Ratios to Average Net Assets:
Gross expenses	0.96%	0.97%	0.97%(5)
Net expenses(6)	0.96%	0.94%	0.88%(5)
Net investment income(6)	0.22%	0.66%	0.68%(5)
Portfolio Turnover Rate(7)	145%	110%	85%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$11.30	$10.86	$11.69	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.00*	0.09	0.09	0.07
Net realized and unrealized gain (loss)	3.81	0.44	(0.77)	1.70
Total Income from Operations	3.81	0.53	(0.68)	1.77
Less Distributions From:
Net investment income	(0.00)*	(0.09)	(0.12)	(0.07)
Net realized gain	—	—	(0.03)	(0.01)
Total Distributions	—	(0.09)	(0.15)	(0.08)
Net Asset Value, End of Period	$15.11	$11.30	$10.86	$11.69
Total Return(3)	33.76%	4.83%	(5.71)%	17.70%(4)
Net Assets, End of Period (millions)	$2,288	$1,884	$1,618	$1,413
Ratios to Average Net Assets:
Gross expenses	1.24%	1.25%	1.28%	1.30%(5)
Net expenses(6)	1.23%	1.17%	1.18%	1.15%(5)
Net investment income(6)	0.02%	0.77%	0.83%	0.69%(5)
Portfolio Turnover Rate(7)	38%	27%	32%	50%(4)

*
Amount is less than $0.005 per share.

(1)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.86	$9.48	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.06	0.02
Net realized and unrealized gain (loss)	3.32	0.43	(0.38)
Total Income from Operations	3.34	0.49	(0.36)
Less Distributions From:
Net investment income	(0.02)	(0.11)	(0.13)
Net realized gain	—	—	(0.03)
Total Distributions	(0.02)	(0.11)	(0.16)
Net Asset Value, End of Period	$13.18	$9.86	$9.48
Total Return(3)	33.91%	5.05%	(3.43)%(4)
Net Assets, End of Period (millions)	$145	$99	$33
Ratios to Average Net Assets:
Gross expenses	1.09%	1.10%	1.13%(5)
Net expenses(6)	1.08%	1.02%	1.03%(5)
Net investment income(6)	0.14%	0.62%	0.98%(5)
Portfolio Turnover Rate(7)	38%	27%	32%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.74	$10.20	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.34	0.35	0.32	0.31
Net realized and unrealized gain (loss)	0.63	(0.40)	0.39	0.12
Total Income from Operations	0.97	(0.05)	0.71	0.43
Less Distributions From:
Net investment income	(0.31)	(0.32)	(0.29)	(0.26)
Net realized gain	(0.14)	(0.09)	(0.36)	(0.03)
Total Distributions	(0.45)	(0.41)	(0.65)	(0.29)
Net Asset Value, End of Period	$10.26	$9.74	$10.20	$10.14
Total Return(3)	10.37%	(0.78)%	7.52%	4.34%(4)
Net Assets, End of Period (millions)	$375	$441	$391	$320
Ratios to Average Net Assets:
Gross expenses	1.03%	1.03%	1.04%	1.05%(5)
Net expenses(6)	0.92%	0.88%	0.87%	0.93%(5)
Net investment income(6)	3.60%	3.31%	3.13%	3.18%(5)
Portfolio Turnover Rate(7)	54%	43%	74%	57%(4)

(1)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.44	$9.89	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.34	0.36	0.20
Net realized and unrealized gain (loss)	0.62	(0.38)	0.21
Total Income from Operations	0.96	(0.02)	0.41
Less Distributions From:
Net investment income	(0.32)	(0.34)	(0.16)
Net realized gain	(0.14)	(0.09)	(0.36)
Total Distributions	(0.46)	(0.43)	(0.52)
Net Asset Value, End of Period	$9.94	$9.44	$9.89
Total Return(3)	10.63%	(0.58)%	4.51%(4)
Net Assets, End of Period (millions)	$24	21	$10
Ratios to Average Net Assets:
Gross expenses	0.88%	0.88%	0.89%(5)
Net expenses(6)	0.77%	0.74%	0.72%(5)
Net investment income(6)	3.72%	3.46%	3.28%(5)
Portfolio Turnover Rate(7)	54%	43%	74%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.42	$9.83	$9.83	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.20	0.28	0.28	0.21
Net realized and unrealized gain (loss)	(0.20)	0.59	(0.01)	(0.17)
Total Income from Operations	—	0.87	0.27	0.04
Less Distributions From:
Net investment income	(0.20)	(0.28)	(0.27)	(0.19)
Net realized gain	(0.03)	—	—	(0.02)
Total Distributions	(0.23)	(0.28)	(0.27)	(0.21)
Net Asset Value, End of Period	$10.19	$10.42	$9.83	$9.83
Total Return(3)	0.05%	8.97%	2.77%	0.34%(4)
Net Assets, End of Period (millions)	$2,079	$1,896	$1,708	$1,500
Ratios to Average Net Assets:
Gross expenses	0.87%	0.88%	0.89%	0.90%(5)
Net expenses(6)	0.78%	0.80%	0.81%	0.82%(5)
Net investment income(6)	1.91%	2.80%	2.85%	2.22%(5)
Portfolio Turnover Rate(7)	204%	43%	64%	170%(4)

(1)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.69	$10.08	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.22	0.30	0.20
Net realized and unrealized gain (loss)	(0.21)	0.61	0.03
Total Income from Operations	0.01	0.91	0.23
Less Distributions From:
Net investment income	(0.21)	(0.30)	(0.15)
Net realized gain	(0.03)	—	—
Total Distributions	(0.24)	(0.30)	(0.15)
Net Asset Value, End of Period	$10.46	$10.69	$10.08
Total Return(3)	0.17%	9.11%	2.29%(4)
Net Assets, End of Period (millions)	$121	$99	$29
Ratios to Average Net Assets:
Gross expenses	0.72%	0.73%	0.74%(5)
Net expenses(6)	0.63%	0.65%	0.66%(5)
Net investment income(6)	2.05%	2.90%	3.00%(5)
Portfolio Turnover Rate(7)	204%	43%	64%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.75	$9.84	$9.90	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.34	0.33	0.35	0.27
Net realized and unrealized loss	(0.02)	(0.08)	(0.08)	(0.12)
Total Income from Operations	0.32	0.25	0.27	0.15
Less Distributions From:
Net investment income	(0.34)	(0.34)	(0.33)	(0.25)
Total Distributions	(0.34)	(0.34)	(0.33)	(0.25)
Net Asset Value, End of Period	$9.73	$9.75	$9.84	$9.90
Total Return(3)	3.43%	2.59%	2.79%	1.52%(4)
Net Assets, End of Period (millions)	$418	$320	$386	$178
Ratios to Average Net Assets:
Gross expenses	0.95%	0.96%	0.97%	1.00%(5)
Net expenses(6)	0.95%	0.94%	0.93%	0.94%(5)
Net investment income(6)	3.63%	3.30%	3.51%	2.84%(5)
Portfolio Turnover Rate(7)	168%	138%	120%	32%(4)

(1)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.94	$10.03	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.36	0.34	0.22
Net realized and unrealized loss	(0.02)	(0.07)	(0.03)
Total Income from Operations	0.34	0.27	0.19
Less Distributions From:
Net investment income	(0.35)	(0.36)	(0.16)
Total Distributions	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$9.93	$9.94	$10.03
Total Return(3)	3.60%	2.69%	1.82%(4)
Net Assets, End of Period (millions)	$22	$14	$6
Ratios to Average Net Assets:
Gross expenses	0.80%	0.82%	0.82%(5)
Net expenses(6)	0.80%	0.80%	0.78%(5)
Net investment income(6)	3.78%	3.40%	3.66%(5)
Portfolio Turnover Rate(7)	168%	138%	120%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.83	$9.82	$9.99	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.40	0.39	0.38	0.37
Net realized and unrealized gain (loss)	0.19	0.02	(0.18)	(0.02)
Total Income from Operations	0.59	0.41	0.20	0.35
Less Distributions From:
Net investment income	(0.40)	(0.40)	(0.37)	(0.35)
Net realized gain	—	—	—	(0.01)
Total Distributions	(0.40)	(0.40)	(0.37)	(0.36)
Net Asset Value, End of Period	$10.02	$9.83	$9.82	$9.99
Total Return(3)	6.28%	4.18%	2.20%	3.34%(4)
Net Assets, End of Period (millions)	$718	$733	$769	$601
Ratios to Average Net Assets:
Gross expenses(6)	1.13%	1.11%	1.09%	1.10%(5)
Net expenses(6)(7)	1.02%	1.00%	0.98%	0.99%(5)
Net investment income(7)	4.17%	3.92%	3.90%	3.88%(5)
Portfolio Turnover Rate(8)	164%	84%	79%	64%(4)

(1)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.05%, 0.03%, 0.00% and 0.00%
(annualized) for the year ended February 28, 2021, for the year ended February 29, 2020, the year ended February 28, 2019 and the period ended February 28, 2018, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.99	$9.98	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.42	0.41	0.26
Net realized and unrealized gain (loss)	0.19	0.01	(0.08)
Total Income from Operations	0.61	0.42	0.18
Less Distributions From:
Net investment income	(0.41)	(0.41)	(0.20)
Total Distributions	(0.41)	(0.41)	(0.20)
Net Asset Value, End of Period	$10.19	$9.99	$9.98
Total Return(3)	6.43%	4.26%	1.72%(4)
Net Assets, End of Period (millions)	$40	$34	$14
Ratios to Average Net Assets:
Gross expenses(6)	0.98%	0.96%	0.94%(5)
Net expenses(6)(7)	0.87%	0.85%	0.83%(5)
Net investment income(7)	4.31%	4.06%	4.05%(5)
Portfolio Turnover Rate(8)	164%	84%	79%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.05%, 0.03% and 0.00%
(annualized) for the year ended February 28, 2021, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.61	$10.11	$9.93	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.13	0.16	0.17	0.08
Net realized and unrealized gain (loss)	(0.13)	0.58	0.15	(0.09)
Total Income from Operations	—	0.74	0.32	(0.01)
Less Distributions From:
Net investment income	(0.16)	(0.20)	(0.14)	(0.05)
Net realized gain	(0.07)	(0.04)	—	(0.01)
Total Distributions	(0.23)	(0.24)	(0.14)	(0.06)
Net Asset Value, End of Period	$10.38	$10.61	$10.11	$9.93
Total Return(3)	0.00%	7.38%	3.30%	(0.14)%(4)
Net Assets, End of Period (millions)	$884	$878	$862	$230
Ratios to Average Net Assets:
Gross expenses	0.93%	0.95%	0.95%	0.97%(5)
Net expenses(6)	0.77%	0.80%	0.80%	0.80%(5)
Net investment income(6)	1.26%	1.56%	1.71%	0.79%(5)
Portfolio Turnover Rate(7)	38%	38%	84%	69%(4)

(1)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.64	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.15	0.18	0.13
Net realized and unrealized gain (loss)	(0.14)	0.57	0.11
Total Income from Operations	0.01	0.75	0.24
Less Distributions From:
Net investment income	(0.18)	(0.21)	(0.10)
Net realized gain	(0.07)	(0.04)	—
Total Distributions	(0.25)	(0.25)	(0.10)
Net Asset Value, End of Period	$10.40	$10.64	$10.14
Total Return(3)	0.05%	7.51%	2.42%(4)
Net Assets, End of Period (millions)	$26	$19	$12
Ratios to Average Net Assets:
Gross expenses	0.78%	0.80%	0.80%(5)
Net expenses(6)	0.62%	0.65%	0.65%(5)
Net investment income(6)	1.40%	1.71%	1.86%(5)
Portfolio Turnover Rate(7)	38%	38%	84%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.67	$9.76	$10.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.14	0.37	0.40	0.27
Net realized and unrealized gain (loss)	0.91	(0.02)	(0.32)	0.13
Total Income from Operations	1.05	0.35	0.08	0.40
Less Distributions From:
Net investment income	(0.15)	(0.41)	(0.35)	(0.20)
Net realized gain	—	(0.03)	(0.17)	—
Total Distributions	(0.15)	(0.44)	(0.52)	(0.20)
Net Asset Value, End of Period	$10.57	$9.67	$9.76	$10.20
Total Return(3)	11.09%	3.76%	1.10%	3.94%(4)
Net Assets, End of Period (millions)	$1,102	$888	$897	$909
Ratios to Average Net Assets:
Gross expenses(6)	1.79%	1.73%	1.71%	1.73%(5)
Net expenses(6)(7)	1.40%	1.34%	1.23%	1.25%(5)
Net investment income(7)	1.40%	3.86%	4.01%	2.82%(5)
Portfolio Turnover Rate(8)	150%	119%	109%	111%(4)

(1)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.22%, 0.16%, 0.12% and 0.12%
(annualized) for the year ended February 28, 2021, for the year ended February 29, 2020, the year ended February 28, 2019 and the period ended February 28, 2018, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (concluded)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.44	$9.54	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.14	0.35	0.31
Net realized and unrealized gain (loss)	0.91	—	(0.35)
Total Income from Operations	1.05	0.35	(0.04)
Less Distributions From:
Net investment income	(0.17)	(0.42)	(0.25)
Net realized gain	—	(0.03)	(0.17)
Total Distributions	(0.17)	(0.45)	(0.42)
Net Asset Value, End of Period	$10.32	$9.44	$9.54
Total Return(3)	11.29%	3.87%	(0.21)(4)
Net Assets, End of Period (millions)	$60	$41	$15
Ratios to Average Net Assets:
Gross expenses(6)	1.64%	1.59%	1.56%(5)
Net expenses(6)(7)	1.25%	1.20%	1.08%(5)
Net investment income(7)	1.52%	3.75%	4.16%(5)
Portfolio Turnover Rate(8)	150%	119%	109%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.22%, 0.16% and 0.20%
(annualized) for the year ended February 28, 2021, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Notes to Financial Statements
February 28, 2021

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares. Class Z commenced operations on July 16, 2018.
Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the NewYork Stock Exchange (“NYSE”).
Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$134,406,412	$134,406,412	$—	$—
Communications	852,449,203	848,408,733	3,478,740	561,730
Consumer Cyclical	324,529,073	324,529,073	—	—
Consumer Non-cyclical	1,164,616,740	1,164,616,740	—	—
Energy	117,180,368	117,180,368	—	—
Financial	626,397,535	619,621,477	3,618,074	3,157,984
Industrial	379,115,765	379,115,765	—	—
Technology	928,761,490	925,729,321	474,128	2,558,041
Utilities	83,280,490	83,280,490	—	—
Preferred Stocks	37,217,709	—	—	37,217,709

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund (continued)
Investments, at value (continued)
Short-Term Investments:
Time Deposits	$85,620,068	$—	$85,620,068	$—
Money Market Fund	4,160,982	4,160,982	—	—
Total Investments, at value	$4,737,735,835	$4,601,049,361	$93,191,010	$43,495,464
Other Financial Instruments – Assets
Futures Contract	$175,560	$175,560	$—	$—
Total Other Financial Instruments – Assets	$175,560	$175,560	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$1,171,742,731	$1,171,742,731	$—	$—
Exchange Traded Funds (ETFs)	45,106,477	45,106,477	—	—
Short-Term Investments:
Time Deposits	26,921,031	—	26,921,031	—
Money Market Fund	22,638,714	22,638,714	—	—
Total Investments, at value	$1,266,408,953	$1,239,487,922	$26,921,031	$—
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$16,676,780	$—	$16,676,780	$—
Austria	5,823,190	—	5,823,190	—
Belgium	828,483	—	828,483	—
Bermuda	5,291,207	2,987,153	2,304,054	—
Brazil	63,628,236	29,610,816	34,017,420	—
Canada	48,907,522	4,886,547	44,020,975	—
China	256,380,166	75,804,298	180,575,868	—
Cyprus	2,646,179	2,646,179	—	—
Denmark	14,239,051	—	14,239,051	—
Egypt	18,359,918	—	18,359,918	—
Finland	6,925,396	—	6,925,396	—
France	156,201,584	—	156,201,584	—
Germany	132,203,523	—	132,203,523	—
Greece	5,321,363	—	5,321,363	—
Hong Kong	41,387,723	1,891,423	39,496,300	—
Hungary	4,423,350	—	4,423,350	—
India	198,013,572	1,265,367	196,748,205	—
Indonesia	22,990,314	—	22,990,314	—
Ireland	15,337,913	4,909,578	10,428,335	—
Israel	8,862,675	5,168,596	3,694,079	—
Italy	20,924,326	—	20,924,326	—
Japan	345,957,516	—	345,957,516	—
Jersey, Channel Islands	6,610,799	—	6,610,799	—
Mexico	23,752,302	—	23,752,302	—
Netherlands	64,757,553	7,097,910	57,659,643	—
Norway	22,163,843	—	22,163,843	—
Peru	1,714,347	1,714,347	—	—
Philippines	13,721,300	—	13,721,300	—

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Poland	$8,725,812	$—	$8,725,812	$—
Portugal	14,452,304	—	14,452,304	—
Russia	31,663,901	21,877,886	9,786,015	—
Singapore	4,118,552	—	4,118,552	—
South Africa	21,832,514	—	21,832,514	—
South Korea	104,371,379	—	104,371,379	—
Spain	13,883,943	—	13,883,943	—
Sweden	48,725,713	—	48,725,713	—
Switzerland	126,016,776	—	126,016,776	—
Taiwan	110,451,363	46,953,706	63,497,657	—
Thailand	12,840,674	—	12,840,674	—
United Arab Emirates	6,843,277	—	6,843,277	—
United Kingdom	203,043,292	7,423,184	195,615,795	4,313
United States	75,437,242	75,200,855	—	236,387
Exchange Traded Funds (ETFs)	61,337,632	61,337,632	—	—
Preferred Stock	1,666,850	—	—	1,666,850
Warrant	33,917	33,917	—	—
Short-Term Investments:
Time Deposits	65,255,583	—	65,255,583	—
Money Market Fund	43,364,799	43,364,799	—	—
Total Investments, at value	$2,478,115,654	$394,174,193	$2,082,033,911	$1,907,550
Other Financial Instruments – Asset
Forward Foreign Currency Contracts	$142,993	$—	$142,993	$—
Total Other Financial Instruments – Assets	$142,993	$—	$142,993	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(30,377)	$(16,080)	$(14,297)	$—
Total Other Financial Instruments – Liabilities	$(30,377)	$(16,080)	$(14,297)	$—
Destinations Equity Income Fund
Investments, at value
Common Stocks	$351,052,626	$351,052,626	$—	$—
Exchange Traded Funds (ETFs)	35,643,281	35,643,281	—	—
Convertible Preferred Stocks	4,062,947	4,062,947	—	—
Equity Linked Note	1,221,773	—	1,221,773	—
Short-Term Investments:
Time Deposits	5,545,541	—	5,545,541	—
Money Market Fund	8,305,200	8,305,200	—	—
Total Investments, at value	$405,831,368	$399,064,054	$6,767,314	$—
Destinations Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$591,709,554	—	$591,709,554	$—
Collateralized Mortgage Obligations	479,335,673	—	479,335,673	—
U.S. Government Agencies & Obligations	460,311,358	—	460,311,358	—
Mortgage-Backed Securities	420,465,996	—	420,465,996	—
Asset-Backed Securities	145,221,416	—	145,221,416	—
Senior Loans	24,549,259	—	24,549,259	—

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund (continued)
Investments, at value (continued)
Sovereign Bonds	$18,212,777	$—	$18,212,777		$—
Municipal Bonds	1,103,500	—	1,103,500		—
Exchange Traded Funds (ETFs)	40,064,535	40,064,535	—		—
Common Stocks	170,138	170,138	—		—
Short-Term Investments:
Time Deposits	227,697,862	—	227,697,862		—
Total Investments, at value	$2,408,842,068	$40,234,673	$2,368,607,395		$—
Other Financial Instruments – Liabilities
Forward Sale Commitments	$(17,627,954)	$—	$(17,627,954)		$—
Total Other Financial Instruments – Liabilities	$(17,627,954)	$—	$(17,627,954)		$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:	$216,499,493	$—	$216,499,493	$	—*
Senior Loans:	73,129,985	—	57,653,962		15,476,023
Asset-Backed Securities	27,326,405	—	27,326,405		—
Collateralized Mortgage Obligations	23,567,594	—	23,567,594		—
U.S. Government Agencies & Obligations	5,858,041	—	5,858,041		—
Mortgage-Backed Securities	2,737,426	—	2,737,426		—
Sovereign Bonds	2,280,455	—	2,280,455		—
Common Stocks:
Basic Materials	201,059	—	—		201,059
Diversified	29,978,166	29,978,166	—		—
Energy	1,212,780	—	1,212,780		—
Exchange Traded Fund (ETF)	20,204,671	20,204,671	—		—
Preferred Stock	3,695,421	3,695,421	—		—
Warrants	45,293	45,293	—		—
Short-Term Investments:
Commercial Papers	8,067,496	—	8,067,496		—
Time Deposits	55,771,284	—	55,771,284		—
U.S. Government Obligation	379,939	—	379,939		—
Money Market Fund	2,896,830	2,896,830	—		—
Total Investments, at value	$473,852,338	$56,820,381	$401,354,875		$15,677,082**
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$264,326	$—	$264,326		$—
Total Other Financial Instruments – Assets	$264,326	$—	$264,326		$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contracts	$(4,218)	$—	$(4,218)		$—
Total Other Financial Instruments – Liabilities	$(4,218)	$—	$(4,218)		$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Australia	$1,459,900	$—	$1,459,900		$—
Bermuda	6,549,410	—	6,549,410		—
Brazil	3,503,555	—	3,503,555		—
British Virgin Islands	4,576,013	—	4,576,013		—
Canada	11,094,871	—	11,094,871		—

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Cayman Islands	$24,398,438	$—	$24,398,438	$—
Chile	28,623,350	—	28,623,350	—
Colombia	4,445,542	—	4,445,542	—
Denmark	1,164,187	—	1,164,187	—
Dominican Republic	1,144,000	—	1,144,000	—
France	2,315,545	—	2,315,545	—
Germany	10,465,019	—	10,465,019	—
India	10,085,912	—	10,085,912	—
Indonesia	1,031,450	—	1,031,450	—
Ireland	1,480,234	—	1,480,234	—
Israel	564,972	—	564,972	—
Italy	9,769,017	—	9,769,017	—
Japan	1,121,835	—	1,121,835	—
Jersey, Channel Islands	2,409,661	—	2,409,661	—
Luxembourg	1,036,510	—	1,036,510	—
Malaysia	13,351,050	—	13,351,050	—
Marshall Island	2,931,505	—	2,931,505	—
Mexico	20,158,429	—	20,158,429	—
Multinational	9,740,695	—	9,740,695	—
Netherlands	15,841,144	—	15,841,144	—
Norway	7,493,932	—	7,493,932	—
Panama	12,616,926	—	12,616,926	—
Paraguay	948,765	—	948,765	—
Peru	8,122,610	—	8,122,610	—
Philippines	4,693,626	—	4,693,626	—
Portugal	2,996	—	—	2,996
Saudi Arabia	2,449,327	—	2,449,327	—
Singapore	38,643,630	—	38,643,630	—
South Korea	31,126,047	—	31,126,047	—
Sweden	459,041	—	459,041	—
Switzerland	3,477,500	—	3,477,500	—
Thailand	1,885,410	—	1,885,410	—
United Kingdom	8,790,263	—	8,790,263	—
United States	167,892,006	—	167,892,006	—*
Senior Loans	83,845,164	—	66,845,075	17,000,089*
Sovereign Bonds	58,149,140	—	58,149,140	—
Municipal Bond	5,479,726	—	5,479,726	—
Common Stocks:
Canada	2,519,383	2,519,383	—	—
Cayman Island	771,000	771,000	—	—
United Kingdom	507,476	507,476	—	—
United States	59,941,372	51,369,808	4,884,682	3,686,882*
Preferred Stocks:
Bermuda	2,009,076	2,009,076	—	—
United States	21,348,333	20,192,333	1,156,000	—
Warrants:
Bermuda	—*	—	—*	—
Brazil	—*	—	—	—*
Cayman Island	2	2	—	—

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Warrants: (continued)
United States	$770,380	$770,380	$—	$—
Short-Term Investments:
Time Deposits	59,121,560	—	59,121,560	—
Money Market Fund	2,156,744	2,156,744	—	—
Total Investments, at value	$774,483,679	80,296,202	673,497,510	20,689,967**
Other Financial Instruments – Asset
Forward Foreign Currency Contracts	$308,805	$—	$308,805	$—
Total Other Financial Instruments – Assets	$308,805	$—	$308,805	$—
Other Financial Instruments – Liabilities
Options Contracts Written	(197,822)	(187,422)	(10,400)	—
Forward Foreign Currency Contracts	(3,872)	—	(3,872)	—
Securities Sold Short
Corporate Bonds & Notes	(1,971,993)	—	(1,971,993)	—
Common Stocks	(3,334,074)	(3,334,074)	—	—
Exchange Traded Fund (ETF)	(705,940)	(705,940)	—	—
Total Other Financial Instruments – Liabilities	$(6,213,701)	$(4,227,436)	$(1,986,265)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$790,342,696	$—	$790,342,696	$—
Short-Term Investments:
Municipal Bonds	52,120,692	—	52,120,692	—
Time Deposits	91,099,733	—	91,099,733	—
Total Investments, at value	$933,563,121	$—	$933,563,121	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$230,307,421	$—	$230,307,421	$—
Asset-Backed Securities	146,984,962	—	146,984,962	—
Corporate Bonds & Notes	100,531,493	—	100,531,493	—
Common Stocks	340,129,258	340,129,258	—	—
Open-End Fund	209,084,222	209,084,222	—	—
Preferred Stocks:
Consumer Cyclical	8,382,700	8,382,700	—	—
Financial	2,311,250	—	—	2,311,250
Closed-End Fund	6,162,147	6,162,147	—	—
Warrants	2,367,940	2,367,940	—	—
Purchased Option	10,927	10,927	—	—
Short-Term Investments:
Time Deposits	72,016,636	—	72,016,636	—
Money Market Fund	6,982,247	6,982,247	—	—
Total Investments, at value	$1,125,271,203	$573,119,441	$549,840,512	$2,311,250
Other Financial Instruments – Assets
OTC Credit Default Swaps	$6,552,723	$—	$6,552,723	$—
Total Other Financial Instruments – Assets	$6,552,723	$—	$6,552,723	$—

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund (continued)
Other Financial Instruments – Liabilities
OTC Credit Default Swaps	$(47,255)	$—	$(47,255)	$—
Securities Sold Short	—	—
Common Stocks	(12,065,984)	(12,065,984)	—	—
Exchange Traded Fund	(110,415,991)	(110,415,991)	—	—
Total Other Financial Instruments – Liabilities	$(122,529,230)	$(122,481,975)	$(47,255)	$—

*
Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 29, 2020 through February 28, 2021:
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Municipal Bonds
Destinations Large Cap Equity Fund
Balance as of February 29, 2020	$7,412,866	$2,130,232	$—	$5,282,634	$—	$—	$—
Purchases	17,495,585	2,822,977	—	14,672,608	—	—	—
(Sales/Paydowns)	(542,155)	—	—	(542,155)	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	18,870,918	1,324,546	—	17,546,372	—	—	—
Transfers In	258,250	—	—	258,250	—	—	—
Transfers Out	—	—	—	—	—	—	—
Balance as of February 28, 2021	$43,495,464	$6,277,755	$—	$37,217,709	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2021	$18,870,918	$1,324,546	$—	$17,546,372	$—	$—	$—
Destinations International Equity Fund
Balance as of February 29, 2020	$1,330,359	$536,765	$—	$793,594	$—	$—	$—
Purchases	18,519	18,519	—	—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	1,224,291	351,035	—	873,256	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	(665,619)	(665,619)	—	—	—	—	—
Balance as of February 28, 2021	$1,907,550	$240,700	$—	$1,666,850	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2021	$1,224,291	$351,035	$—	$873,256	$—	$—	$—

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
	Total	Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Senior Loans	Warrants		Municipal Bonds
Destinations Low Duration Fixed Income Fund
Balance as of February 29, 2020	$4,962,081	$201,059		$—	$—	$4,761,022		$—	$—
Purchases	10,715,001	—		—	—	10,715,001		—	—
(Sales/Paydowns)	—	—		—	—	—		—	—
Accrued Discounts (premiums)	—	—		—	—	—		—	—
Total realized gain (loss)	—	—		—	—	—		—	—
Change in unrealized appreciation (depreciation)	—	—		—	—	—		—	—
Transfers In	—	—		—	—	—		—	—
Transfers Out	—	—		—	—	—		—	—
Balance as of February 28, 2021	$15,677,082	$201,059	$	—*	$—	$15,476,023		$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2021	$—	$—		$—	$—	$—			—
Destinations Global Fixed Income Opportunities Fund
Balance as of February 29, 2020	$6,455,082*	$4,229,139		$1,156,106	$—	$1,069,837	$	—*	$—
Purchases	16,858,326	—		—	—	16,858,326		—	—
(Sales/Paydowns)	(910,908)	—		—	—	(910,908)		—	—
Accrued Discounts (premiums)	—	—		—	—	—		—	—
Total realized gain (loss)	(13,872)	—		—	—	(13,872)		—	—
Change in unrealized appreciation (depreciation)	(536,881)	(542,257)		8,670	—	(3,294)		—	—
Transfers In	—	—		—	—	—		—	—
Transfers Out	(1,161,780)	—		(1,161,780)	—	—		—	—
Balance as of February 28, 2021	$20,689,967*	$3,686,882*		$2,996*	$—	$17,000,089*	$	—*	$—
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2021	$(542,257)	$(542,257)		—	—	—		—	—
Destinations Multi Strategy Alternatives Fund
Balance as of February 29, 2020	$942,645	$—		$—	$—	$—		$942,475*	$170
Purchases	2,311,250	—		—	2,311,250	—		—	—
(Sales/Paydowns)	—	—		—	—	—		—	—
Accrued Discounts (premiums)	—	—		—	—	—		—	—
Total realized gain (loss)	(5,584,624)	—		—	—	—		(5,584,454)	(170)
Change in unrealized appreciation (depreciation)	4,642,259	—		—	—	—		4,642,259	—
Transfers In	—	—		—	—	—		—	—
Transfers Out	(280)	—		—	—	—		(280)	—
Balance as of February 28, 2021	$2,311,250	$—		$—	$2,311,250	$—		$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2021	$4,642,259	$—		$—	$—	$—		$4,642,259	$—

*
Includes securities that are fair valued at $0.

**
The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

Notes to Financial Statements
February 28, 2021 (continued)

3. Investment valuation (continued)
	Fair Value at February 28, 2021	Valuation Technique	Unobservable Input	Range	Weighted Average	Impact
Destinations Low Duration Fixed Income Fund
Senior Loans	$15,476,023	Prior Transaction Analysis	Transaction Price	99.94 – 100	99.98	Increase
Common Stock	$201,059	Market Comparables	Enterprise Value/EBITDA multiple	3.6x	3.6x	Increase
Total	$15,677,082
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$17,000,089	Prior Transaction Analysis	Transaction Price	98.5 – 100	99.80	Increase
Common Stock	$3,686,882	Market Comparables	Enterprise Value/EBITDA multiple	3.6x	3.6x	Increase
		Prior Transaction Analysis	Transaction Price	20,000	20,000	Increase
Corporate Bond	$2,996	Market Comparables	Enterprise Value/EBITDA multiple	6x	6x	Increase
Total	$20,689,967
4. Accounting for Derivative Instruments
Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a

Notes to Financial Statements
February 28, 2021 (continued)

4. Accounting for Derivative Instruments (continued)
gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.
A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

Notes to Financial Statements
February 28, 2021 (continued)

4. Accounting for Derivative Instruments (continued)
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or

Notes to Financial Statements
February 28, 2021 (continued)

4. Accounting for Derivative Instruments (continued)
loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.
The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds may enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

v.
Variance Swaps. Certain Funds may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2021:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives(a)
Unrealized appreciation on open futures contracts	$—	$—	$—	$175,560	$175,560
	$—	$—	$—	$175,560	$175,560
Effect of Derivative Instruments on the Statements of Operations of February 28, 2021

Notes to Financial Statements
February 28, 2021 (continued)

4. Accounting for Derivative Instruments (continued)
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,109,580	$1,109,580
	$—	$—	$—	$1,109,580	$1,109,580
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$979,592	$979,592
	$—	$—	$—	$979,592	$979,592
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$142,993	$—	$—	$142,993
	$—	$142,993	$—	$—	$142,993
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$30,377	$30,377
	$—	$—	$—	$30,377	$30,377
Effect of Derivative Instruments on the Statements of Operations of February 28, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$414,039	$414,039
Net realized gain (loss) on forward foreign currency contracts	—	(803,863)	—	—	(803,863)
	$—	$(803,863)	$—	$414,039	$(389,824)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(90,249)	$(90,249)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	734,493	—	—	734,493
	$—	$734,493	$—	$(90,249)	$644,244

Notes to Financial Statements
February 28, 2021 (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Equity Income Fund
Effect of Derivative Instruments on the Statements of Operations of February 28, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$56,750	$56,750
	$—	$—	$—	$56,750	$56,750
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$27,230	$27,230
	$—	$—	$—	$27,230	$27,230
Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives(d)
Unrealized appreciation on forward foreign currency contracts	$—	$264,326	$—	$—	$264,326
	$—	$264,326	$—	$—	$264,326
Liability derivatives(f)
Unrealized depreciation on forward foreign currency contracts	$—	$4,218	$—	$—	$4,218
	$—	$4,218	$—	$—	$4,218
Effect of Derivative Instruments on the Statements of Operations of Assets and Liabilities as of February 28, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$(754,142)	$—	$—	$(754,142)
Net realized gain (loss) on options contracts written	—	—	$—	59,328	59,328
	$—	$(754,142)	$—	$59,328	$(694,814)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$366,359	$—	$—	$366,359
	$—	$366,359	$—	$—	$366,359

Notes to Financial Statements
February 28, 2021 (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$308,805	$—	$—	$308,805
	$—	$308,805	$—	$—	$308,805
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$197,822	$197,822
Unrealized depreciation on forward foreign currency contracts(f)	—	3,872	—	—	3,872
	$—	$3,872	$—	$197,822	$201,694
Effect of Derivative Instruments on the Statements of Operations of February 28, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$1,211,371	$1,211,371
Net realized gain (loss) on options contracts purchased	—	—	—	(160,468)	(160,468)
Net realized gain (loss) on forward foreign currency contracts	—	(1,388,818)	—	—	(1,388,818)
	$—	$(1,388,818)	$—	$1,050,903	$(337,915)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$166,864	$166,864
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	470,232	—	—	470,232
	$—	$470,232	$—	$166,864	$637,096
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swap contracts(g)	$—	$—	$6,552,723	$—	$6,552,723
Options contract purchased(h)	—	—	—	10,927	10,927
	$—	$—	$6,552,723	$10,927	$6,563,650
Liability derivatives
Unrealized depreciation on swap contracts(i)	$—	$—	$47,255	$—	$47,255
	$—	$—	$47,255	$—	$47,255
Effect of Derivative Instruments on the Statements of Operations as of February 28, 2021

Notes to Financial Statements
February 28, 2021 (continued)

4. Accounting for Derivative Instruments (continued)
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swap contracts	$—	$—	$514,896	$—	$514,896
Net realized gain (loss) on options contracts purchased	—	—	—	(184,976)	(184,976)
Net realized gain (loss) on interest rate swaptions contracts written	(838,300)	—	—	—	(838,300)
Net realized gain (loss) on interest rate purchased swaption contracts	4,349,650	—	—	—	4,349,650
	$3,511,350	$—	$514,896	$(184,976)	$3,841,270
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on interest rate swaptions contracts written	$1,286,937	$—	$—	$—	$1,286,937
Net change in unrealized appreciation (depreciation) on options contract purchased	—	—	—	(159,124)	(159,124)
Net change in unrealized appreciation (depreciation) on swap contracts	—	—	5,706,373	—	5,706,373
	$1,286,937	$—	$5,706,373	$(159,124)	$6,834,186

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)
Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(e)
Statements of Assets and Liabilities location: Options contracts written, at value.

(f)
Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

(g)
Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

(h)
Statements of Assets and Liabilities location: Investments, at value.

(i)
Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the year ended February 28, 2021 were as follows:
Destinations Large Cap Equity Fund
Average notional amounts
Futures contracts	$10,122,739
Destinations International Equity Fund
Average notional amounts
Option contracts written	$91,437
Forward foreign currency contracts	23,310,737

Notes to Financial Statements
February 28, 2021 (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Equity Income Fund
Average notional amounts
Option contracts written	$83,980*

*
Represents only activity for February 2020.

Destinations Low Duration Fixed Income Fund
Average notional amounts
Forward foreign currency contracts	$20,486,730
Option contracts written	59,328
Destinations Global Fixed Income Opportunities Fund
Average notional amounts
Option contracts purchases	$169,524
Option contracts written	540,403
Forward foreign currency contracts	24,570,491
Destinations Multi Strategy Alternatives Fund
Average notional amounts
Interest Rate Swaption contracts purchased	$3,238,097
Interest Rate Swaption contracts written	2,007,226
Swap contracts	82,307,692
Option contracts purchases	10,927*
Option contracts written	552,895**

*
Represents only activity for February 2021.

**
Represents only activity for December 2020.

5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash

Notes to Financial Statements
February 28, 2021 (continued)

5. Accounting for Other Instruments (continued)
collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).
The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2021.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$4,049,810	$—	$(4,049,810)	$—
Destinations Small-Mid Cap Equity Fund	22,084,868	—	(22,084,868)	—
Destinations International Equity Fund	41,425,271	—	(41,425,271)	—
Destinations Equity Income Fund	7,700,542	—	(7,700,542)	—
Destinations Low Duration Fixed Income Fund	2,822,756	—	(2,822,756)	—
Destinations Global Fixed Income Opportunities Fund	2,094,818	—	(2,094,818)	—
Destinations Multi Strategy Alternatives Fund	6,698,280	—	(6,698,280)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $4,160,982, $22,638,714, $43,364,799, $8,305,200, $2,896,830, $2,156,744 and $6,982,247, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

Notes to Financial Statements
February 28, 2021 (continued)

5. Accounting for Other Instruments (continued)
The table below represents the disaggregation at February 28, 2021 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.
	Remaining Contractual Maturity of the Agreements As of February 28, 2021
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$4,160,982	$—	$—	$—	$4,160,982
Total Borrowings	$4,160,982	$—	$—	$—	$4,160,982
Gross amount of recognized liabilities for securities lending transactions					$4,160,982
Destinations Small-Mid Cap Equity Fund
Securities Lending Transactions
Closed-End Funds	$5,084,172				$5,084,172
Common Stocks	17,554,542	$—	$—	$—	17,554,542
Total Borrowings	$22,638,714	$—	$—	$—	$22,638,714
Gross amount of recognized liabilities for securities lending transactions					$22,638,714
Destinations International Equity Fund
Securities Lending Transactions
Common Stocks	$43,364,799	$—	$—	$—	$43,364,799
Total Borrowings	$43,364,799	$—	$—	$—	$43,364,799
Gross amount of recognized liabilities for securities lending transactions					$43,364,799
Destinations Equity Income Fund
Securities Lending Transactions
Common Stocks	$8,305,200	$—	$—	$—	$8,305,200
Total Borrowings	$8,305,200	$—	$—	$—	$8,305,200
Gross amount of recognized liabilities for securities lending transactions					$8,305,200
Destinations Low Duration Fixed Income Fund
Securities Lending Transactions
Closed-End Funds	$759,800				$759,800
Common Stocks	2,137,030	$—	$—	$—	2,137,030
Total Borrowings	$2,896,830	$—	$—	$—	$2,896,830
Gross amount of recognized liabilities for securities lending transactions					$2,896,830
Destinations Global Fixed Income Opportunities Fund
Securities Lending Transactions
Common Stocks	$2,156,744	$—	$—	$—	$2,156,744
Total Borrowings	$2,156,744	$—	$—	$—	$2,156,744
Gross amount of recognized liabilities for securities lending transactions					$2,156,744

Notes to Financial Statements
February 28, 2021 (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of February 28, 2021
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Multi Strategy Alternatives Fund
Securities Lending Transactions
Common Stocks	$6,982,247	$—	$—	$—	$6,982,247
Total Borrowings	$6,982,247	$—	$—	$—	$6,982,247
Gross amount of recognized liabilities for securities lending transactions					$6,982,247

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be

Notes to Financial Statements
February 28, 2021 (continued)

5. Accounting for Other Instruments (continued)
considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.
Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence.Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Funds’ ability to realize interest accrued up to the date of default.

(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise

Notes to Financial Statements
February 28, 2021 (continued)

5. Accounting for Other Instruments (continued)
from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income and Destinations Multi Strategy Alternatives Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity and Destinations International Equity to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the 2020 tax returns.

(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion.

Notes to Financial Statements
February 28, 2021 (continued)

5. Accounting for Other Instruments (continued)
In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
The following table summarizes the Funds’ wholly unfunded loans positions as of February 28, 2021.
	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Destinations Low Duration Fixed Income Fund
Fieldwood Energy LLC (partially unfunded)	$4,430,514	$4,430,514	$4,563,429	$132,915
Hertz Corporation (partially unfunded)	4,627,988	4,727,304	4,710,643	(16,661)
	$9,058,502	$9,157,818	$9,274,072	$116,254

(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2021 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Notes to Financial Statements
February 28, 2021 (continued)

5. Accounting for Other Instruments (continued)
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2021.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund:
Forward foreign currency contracts	$142,993	$—
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$142,993	$—
Destinations Low Duration Fixed Income Fund:
Forward foreign currency contracts	$264,326	$4,218
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$264,326	$4,218
Destinations Global Fixed Income Opportunities Fund:
Forward foreign currency contracts	$308,805	$3,872
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$308,805	$3,872
Destinations Multi Strategy Alternatives Fund:
Swap contracts	$6,552,723	$47,255
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$6,552,723	$47,255
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2021.
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations International Equity Fund
Over-the-counter
Citigroup Global Markets Inc.	$45,459	$—	$—	$45,459
HSBC Bank USA	97,534	—	—	97,534
Total Over-the-counter derivative instruments	$142,993	$—	$—	$142,993

Notes to Financial Statements
February 28, 2021 (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$264,326	$(4,218)	$—	$260,108
Total Over-the-counter derivative instruments	$264,326	$(4,218)	$—	$260,108
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$4,218	$(4,218)	$—	$—
Total Over-the-counter derivative instruments	$4,218	$(4,218)	$—	$—
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$308,805	$(3,872)	$—	$304,933
Total Over-the-counter derivative instruments	$308,805	$(3,872)	$—	$304,933
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$3,872	$(3,872)	$—	$—
Total Over-the-counter derivative instruments	$3,872	$(3,872)	$—	$—

Notes to Financial Statements
February 28, 2021 (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co	$1,982,355	$—	$—	$1,982,355
Morgan Stanley Capital Services LLC	4,570,368	(47,225)	—	4,523,113
Total Over-the-counter derivative instruments	$6,552,723	$(47,225)	$—	$6,505,468
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Morgan Stanley Capital Services LLC	$47,225	$(47,225)	$—	$—
Total Over-the-counter derivative instruments	$47,225	$(47,225)	$—	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)
Net amount represents the new amount receivable from the counterparty in the event of default.

(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)
Net amount represents the net amount payable to the counterparty in the event of default.

(e)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

6. Significant Risks and Uncertainties
(a)
Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b)
Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c)
Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Notes to Financial Statements
February 28, 2021 (continued)

6. Significant Risks and Uncertainties (continued)
(d)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(e)
Global Health Event Risks. Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of terrorist activity and/or military conflicts, localized or global financial crises or other sources of political, social or economic unrest. Such erosion of confidence may lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises, including, but not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19. Such health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections.

7. Investment Management Agreement
Brinker Capital Investments, LLC serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate sub-advisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:
Fund	Sub-advisory Fee	Brinker Capital Inc. Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.23%	0.39%	0.75%
Destinations Small-Mid Cap Equity Fund	0.51%	0.39%	0.90%
Destinations International Equity Fund	0.60%	0.39%	1.00%
Destinations Equity Income Fund	0.29%	0.39%	0.80%
Destinations Core Fixed Income Fund	0.17%	0.39%	0.65%
Destinations Low Duration Fixed Income Fund	0.30%	0.39%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.35%	0.39%	0.85%
Destinations Municipal Fixed Income Fund	0.15%	0.39%	0.70%
Destinations Multi Strategy Alternatives Fund	0.57%	0.39%	1.35%
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective March 20, 2017, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to any Fund until the period ended June 30, 2021 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Notes to Financial Statements
February 28, 2021 (continued)

7. Investment Management Agreement (continued)
For the year ended February 28, 2021, the amounts waived by the Adviser, which are not recoupable, were as follows:
Fund
Destinations Large Cap Equity Fund	$5,296,670
Destinations Small-Mid Cap Equity Fund	38,632
Destinations International Equity Fund	143,079
Destinations Equity Income Fund	454,505
Destinations Core Fixed Income Fund	1,909,666
Destinations Low Duration Fixed Income Fund	21,077
Destinations Global Fixed Income Opportunities Fund	784,835
Destinations Municipal Fixed Income Fund	1,397,903
Destinations Multi Strategy Alternatives Fund	3,774,113
Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the year ended, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:
Fund	Purchases	Sales
Destinations Large Cap Equity Fund	$1,858,236	$31,670,821
Destinations International Equity Fund	52,054	644,773
Destinations Core Fixed Income Fund	35,868	102,807,074
Destinations Multi Strategy Alternatives Fund	750,500	8,435,519
8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.

Notes to Financial Statements
February 28, 2021 (continued)

8. Class Specific Expenses (continued)
For the year ended February 28, 2021, class specific expenses were as follows:
Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$5,981,261
Destinations Small-Mid Cap Equity Fund	1,373,671
Destinations International Equity Fund	2,921,453
Destinations Equity Income Fund	553,288
Destinations Core Fixed Income Fund	2,991,852
Destinations Low Duration Fixed Income Fund	531,874
Destinations Global Fixed Income Opportunities Fund	1,026,450
Destinations Municipal Fixed Income Fund	1,282,350
Destinations Multi Strategy Alternatives Fund	1,376,919
9. Investments
During the year ended February 28, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$1,976,416,718	$2,433,461,946	$—	$—
Destinations Small-Mid Cap Equity Fund	1,372,079,552	1,522,726,373	—	—
Destinations International Equity Fund	756,635,299	902,887,725	—	—
Destinations Equity Income Fund	197,741,676	283,345,576	—	—
Destinations Core Fixed Income Fund	4,255,927,264	3,945,350,581	3,003,537,718	2,966,886,816
Destinations Low Duration Fixed Income Fund	631,984,993	548,717,928	14,401,092	9,996,456
Destinations Global Fixed Income Opportunities Fund	1,096,686,675	1,055,039,448	—	127,575
Destinations Municipal Fixed Income Fund	301,014,677	337,432,499	—	—
Destinations Multi Strategy Alternatives Fund	1,131,863,090	990,775,295	—	—
	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	—	—	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	8,020,476	7,878,352	—	—
Destinations Core Fixed Income Fund	149,094,022	131,389,105	149,094,022	131,389,105
Destinations Low Duration Fixed Income Fund	—	—	—	—
Destinations Global Fixed Income Opportunities Fund	4,993,711	7,824,165	—	—
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	125,432,918	95,126,765	—	—

Notes to Financial Statements
February 28, 2021 (continued)

9. Investments (continued)
At February 28, 2021, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$3,253,132,139	$1,580,901,589	$(96,122,333)	$1,484,779,256
Destinations Small-Mid Cap Equity Fund	948,904,281	345,197,996	(27,693,324)	317,504,672
Destinations International Equity Fund	1,738,298,064	816,632,590	(76,702,384)	739,930,206
Destinations Equity Income Fund	374,373,925	57,094,250	(25,636,807)	31,457,443
Destinations Core Fixed Income Fund	2,421,187,493	22,979,722	(52,953,101)	(29,973,379)
Destinations Low Duration Fixed Income Fund .	477,774,465	6,412,427	(10,074,446)	(3,662,019)
Destinations Global Fixed Income Opportunities Fund	762,699,388	27,053,506	(21,174,111)	5,879,395
Destinations Municipal Fixed Income Fund	904,635,139	36,359,901	(7,431,919)	28,927,982
Destinations Multi Strategy Alternatives Fund	950,100,583	91,033,095	(39,316,983)	51,716,112
10. Shares of Beneficial Interest
At February 28, 2021, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of  $0.001 per share. At February 28, 2021, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund’s Class were as follows:
	Year ended February 28, 2021		Year ended February 28, 2021		Year ended February 29, 2020		Year ended February 29, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Large Cap Equity Fund
Shares sold	52,435,357	$684,494,010	8,388,833	$90,160,931	55,833,978	$687,696,868	15,736,460	$157,982,878
Shares issued on reinvestment	5,697,153	86,767,648	551,947	6,794,463	5,452,518	70,064,855	460,720	4,805,308
Shares repurchased	(84,637,430)	(1,146,597,874)	(7,563,919)	(81,513,637)	(49,220,911)	(606,829,956)	(2,851,258)	(28,981,975)
Net Increase/(Decrease)	(26,504,920)	$(375,336,216)	1,376,861	$15,441,757	12,065,585	$150,931,767	13,345,922	$133,806,211
Destinations Small-Mid Cap Equity Fund
Shares sold	10,424,629	$124,974,104	2,063,195	$19,907,864	12,974,190	$151,392,598	3,926,655	$37,418,996
Shares issued on reinvestment	1,560,603	22,394,639	151,339	1,740,399	3,236,287	38,932,538	250,284	2,425,248
Shares repurchased	(22,456,528)	(274,215,231)	(1,839,951)	(17,853,191)	(19,809,318)	(232,103,803)	(950,305)	(9,090,425)
Net Increase/(Decrease)	(10,471,296)	$(126,846,488)	374,583	$3,795,072	(3,598,841)	$(41,778,667)	3,226,634	$30,753,819
Destinations International Equity Fund
Shares sold	27,801,118	$366,061,881	4,283,792	$48,789,282	41,598,348	$484,248,356	7,845,508	$78,919,083
Shares issued on reinvestment	44,958	659,537	17,737	226,851	1,187,481	14,344,776	89,687	945,298
Shares repurchased	(43,148,172)	(509,687,356)	(3,389,599)	(35,303,264)	(25,123,957)	(289,422,489)	(1,334,948)	(13,517,569)
Net Increase/(Decrease)	(15,302,096)	$(142,965,938)	911,930	$13,712,869	17,661,872	$209,170,643	6,600,247	$66,346,812
Destinations Equity Income Fund
Shares sold	4,512,876	$42,296,206	1,013,696	$9,176,726	14,986,440	$158,290,331	1,587,337	$16,258,551
Shares issued on reinvestment	1,790,430	16,937,229	103,692	953,306	1,691,913	18,155,522	71,021	741,452
Shares repurchased	(15,094,775)	(137,678,016)	(934,096)	(8,307,893)	(9,777,889)	(103,715,628)	(445,465)	(4,556,237)
Net Increase/(Decrease)	(8,791,469)	$(78,444,581)	183,292	$1,822,139	6,900,464	$72,730,225	1,212,893	$12,443,766
Destinations Core Fixed Income Fund
Shares sold	55,084,785	$566,944,532	5,222,974	$55,197,432	34,380,206	$348,432,072	7,760,079	$80,705,308
Shares issued on reinvestment	4,374,396	45,153,843	232,113	2,458,341	4,959,666	50,302,690	187,545	1,957,744
Shares repurchased	(37,377,623)	(384,588,684)	(3,098,501)	(32,672,496)	(31,128,067)	(315,867,814)	(1,562,545)	(16,349,302)
Net Increase	22,081,558	$227,509,691	2,356,586	$24,983,277	8,211,805	$82,866,948	6,385,079	$66,313,750

Notes to Financial Statements
February 28, 2021 (continued)

10. Shares of Beneficial Interest (continued)
	Year ended February 28, 2021		Year ended February 28, 2021		Year ended February 29, 2020		Year ended February 29, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Low Duration Fixed Income Fund
Shares sold	18,171,975	$171,086,753	1,237,743	$11,930,570	6,658,834	$65,581,427	1,341,971	$13,490,093
Shares issued on reinvestment	1,311,218	12,349,552	61,385	590,193	1,310,138	12,874,976	43,242	432,843
Shares repurchased	(9,356,530)	(88,084,770)	(520,775)	(5,004,378)	(14,321,550)	(140,784,379)	(557,121)	(5,578,498)
Net Increase/(Decrease)	10,126,663	$95,351,535	778,353	$7,516,385	(6,352,578)	$(62,327,976)	828,092	$8,344,438
Destinations Global Fixed Income Opportunities Fund
Shares sold	17,769,711	$167,996,725	1,728,722	$16,710,837	12,198,838	$120,893,391	2,633,293	$26,572,816
Shares issued on reinvestment	2,961,429	28,132,491	144,921	1,401,780	3,083,228	30,502,657	107,530	1,080,878
Shares repurchased	(23,756,259)	(224,106,513)	(1,359,298)	(12,985,085)	(18,945,526)	(187,943,047)	(763,975)	(7,700,048)
Net Increase/(Decrease)	(3,025,119)	$(27,977,297)	514,345	$5,127,532	(3,663,460)	$(36,546,999)	1,976,848	$19,953,646
Destinations Municipal Fixed Income Fund
Shares sold	17,585,113	$183,253,560	1,416,158	$14,800,618	13,652,537	$141,594,898	915,589	$9,524,563
Shares issued on reinvestment	1,775,709	18,578,076	45,694	479,548	1,910,895	19,854,143	36,105	376,396
Shares repurchased	(16,956,969)	(176,085,320)	(716,487)	(7,453,789)	(18,012,053)	(186,875,852)	(406,771)	(4,237,551)
Net Increase/(Decrease)	2,403,853	$25,746,316	745,365	$7,826,377	(2,448,621)	$(25,426,811)	544,923	$5,663,408
Destinations Multi Strategy Alternatives Fund
Shares sold	28,726,572	$281,655,299	2,660,566	$25,454,430	14,551,118	$140,648,524	3,440,337	$32,455,097
Shares issued on reinvestment	1,497,504	14,207,122	81,832	760,344	4,267,551	40,884,655	158,287	1,477,184
Shares repurchased	(17,826,528)	(169,315,819)	(1,274,919)	(11,887,150)	(18,854,124)	(181,461,416)	(801,300)	(7,529,152)
Net Increase/(Decrease)	12,397,548	$126,546,602	1,467,479	$14,327,624	(35,455)	$71,763	2,797,324	$26,403,129

11. Dividend and Tax Components of Capital
The tax character of distributions paid during the fiscal year ended February 28, 2021, were as follows:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
Distributions paid from:
Tax Exempt	$—	$—	$—	$—	$—	$—	$—	$13,579,156	$—
Ordinary Income	34,300,625	13,323,295	897,892	15,077,452	43,206,745	13,040,965	29,781,526	365,133	15,073,484
Net Long-term Capital Gains	59,980,376	10,989,786	—	3,015,335	4,770,900	—	—	5,284,706	—
Total Distributions Paid.	$94,281,001	$24,313,081	$897,892	$18,092,787	$47,977,645	$13,040,965	$29,781,526	$19,228,995	$15,073,484
The tax character of distributions paid during the fiscal period ended February 29, 2020, were as follows:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund

Distributions paid from:
Tax Exempt	$—	$—	$—	$—	$—	$—	$—	$16,998,371	$—
Ordinary Income	41,295,232	11,215,806	15,376,815	16,792,818	52,523,816	13,376,930	31,752,175	2,027,519	39,443,838
Net Long-term Capital Gains	34,002,229	30,353,057	—	2,205,211	—	—	—	1,339,135	3,081,629
Total Distributions Paid	$75,297,461	$41,568,863	$15,376,815	$18,998,029	$52,523,816	$13,376,930	$31,752,175	$20,365,025	$42,525,467

Notes to Financial Statements
February 28, 2021 (continued)

11. Dividend and Tax Components of Capital (continued)
As of February 28, 2021, the components of accumulated earnings on a tax basis were as follows:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
Undistributed ordinary income – net	$61,374,552	$90,969,884	$4,963,727	$3,782,574	$6,576,894	$3,081,841	$6,801,734	$687,180	$13,628,700
Undistributed long-term capital gains – net	207,735,628	75,028,839	—	—	58,651,094	—	—	697,194	—
Undistributed tax-exempt income – net	—	—	—	—	—	—	—	676,291	—
Total Undistributed earnings	269,110,180	165,998,723	4,963,727	3,782,574	65,227,988	3,081,841	6,801,734	2,060,665	13,628,700
Capital Loss Carryforward	—	—	(1,148,497)	(32,378,170)	—	(3,446,667)	(16,949,714)	—	—
CurrentYear LateYear Loss Deferral	—	—	—	—	—	—	—	—	—
Unrealized appreciation (depreciation)	1,484,779,004(a)	317,504,675(a)	733,993,728(a)	31,469,907(a)	(29,973,378)(a)	(3,548,189)(a)	5,922,541(a)	28,927,982(a)	51,716,112(a)
Total accumulated earnings/(losses) – net	$1,753,889,184	$483,503,398	$737,808,958	$2,874,311	$35,254,610	$(3,913,015)	$(4,225,439)	$30,988,647	$65,344,812

(a)
The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, tax cost adjustments related to partnerships, forwards, futures, ROC dividends received, real estate investments, the difference between book and tax amortization methods, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

12. Capital Loss Carry Forward
As of February 28, 2021, the Funds had the following net capital loss carryforwards remaining:
Year of Expiration	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
Short-Term	$—	$—	$—	$17,064,718	$—	$—	$923,643	$—	$—
Long-Term .	—	—	1,148,497	15,313,452	—	3,446,667	16,026,071	—	—
	$—	$—	$1,148,497	$32,378,170	$—	$3,446,667	$16,949,714	$—	$—
During the year ended February 28, 2021, Destinations International Equity Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund and Destinations Multi Strategy Alternatives Fund utilized capital loss carryforwards of  $22,280,036, $5,525,515, $728,222, $2,445,263 and 21,216,726, respectively.
13. Subsequent Events
Effective April 23, 2021, Ms. Ellyn L. Brown, Chair of the Trust’s Board of Trustees, stepped down from the Board to pursue other interests. Ms. Brown has served on the Board of Trustees since its organization on January 17, 2017 and has acted as Chair of the Board since April 1, 2018. The Board expects to appoint promptly a new Chair at an upcoming meeting.
14. Recent Accounting Pronouncements
In March 2020, Financial Accounting Standards Board issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Notes to Financial Statements
February 28, 2021 (concluded)

15. Change of Independent Registered Public Accounting Firm
On December 9, 2020, Tait, Weller & Baker LLP (“Tait Weller”), the independent registered public accounting firm to the Funds, was informed by the Registrant’s Board of Directors (the “Board of Directors”) that the Funds had engaged a new audit firm for the fiscal year end February 28, 2021.
Tait Weller’s reports on the Funds’ financial statements for the fiscal years ended February 29, 2020 and February 28, 2019 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.
During the fiscal years ended February 29, 2020 and February 28, 2019: (i) there were no disagreements with Tait Weller on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait Weller, would have caused Tait Weller to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
On December 9, 2020, the Audit Committee of the Board approved the selection of BBD, LLP (“BBD”) as the Funds’ independent registered public accounting firm for the fiscal year ending February 28, 2021. During the Funds’ fiscal years ended February 29, 2020 and February 28, 2019, neither the Funds, nor anyone on their behalf, consulted with BBD on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Brinker Capital Destinations Trust
and the Shareholders of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, and Destinations Multi Strategy Alternatives Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, and Destinations Multi Strategy Alternatives Fund, each a series of shares of beneficial interest in Brinker Capital Destinations Trust (the “Funds”), including the schedules of investments, as of February 28, 2021, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2021, and the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended February 29, 2020 and the financial highlights for each of the periods in the three-year period ended February 29, 2020 were audited by other auditors, whose report dated April 29, 2020, expressed an unqualified opinion on such financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, issuers, agent banks, transfer agents, brokers, or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Brinker Capital Destinations Trust since 2020.
Philadelphia, Pennsylvania
April 29, 2021

Board Approval of Management Agreement and Investment Advisory Agreements (Unaudited)

Brinker Capital Destinations Trust (“Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Brinker Capital Investments, LLC (“Brinker”), have entered into an investment management agreement (the “Management Agreement”), pursuant to which Brinker selects investments in third-party funds and serves as “manager of managers” for the Funds in that it selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them pursuant to a separate investment advisory agreement (a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements” and, together with the Management Agreement, the “Agreements”) between Brinker and each Sub-adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of a Fund’s investment advisory agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-advisory Agreement, only the approval of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”). In addition, as a result of the impact of the coronavirus and COVID-19 pandemic, the SEC issued orders dated March 13, 2020, March 25, 2020 and June 19, 2020 (the “Orders”) that conditionally exempt registered investment companies and their investment advisers, as well as principal underwriters from in-person voting requirements.
Board Considerations of New Advisory and Sub-Advisory Agreements in Connection with Transaction
Brinker Capital, Inc., the predecessor of Brinker, served as investment adviser to each Fund since the Trust was founded. On June 26, 2020, Brinker Capital, Inc., acting through its parent company, Brinker Capital Holdings, Inc., entered into an agreement, pursuant to which GT Polaris, Inc. (“GT Polaris”), a newly formed entity, acquired, through various subsidiaries, 100% of the issued and outstanding equity interests of Brinker Capital Holdings, Inc. GT Polaris is indirectly owned and controlled by investment funds affiliated with Genstar Capital Partners LLC and investment funds affiliated with TA Associates Management, L.P. Consummation of the transaction was conditioned upon the contemporaneous acquisition of Orion Advisor Solutions, LLC and certain of its affiliates (collectively, “Orion”) by GT Polaris, including Orion’s subsidiary CLS Investments, LLC, an SEC-registered investment adviser. Following consummation of the transaction on September 24, 2020, Brinker Capital Holdings Inc.’s business was integrated with CLS Investments, LLC, resulting in a combined investment adviser: Brinker. The transaction was deemed to result in a change of control of Brinker Capital, Inc. under the 1940 Act, resulting in the assignment, and automatic termination, of the advisory agreement between the Trust, on behalf of each Fund, and Brinker Capital, Inc. (the “Prior Management Agreement”) and the sub-advisory agreements between Brinker Capital, Inc. and each existing Sub-adviser to the Funds (the “Prior Sub-advisory Agreements”) that were in place at the time.
As discussed in greater detail below, at a virtual meeting held on July 13, 2020 in reliance on the Orders (the “July 13th Meeting”), the Board, including a majority of the Independent Trustees, approved the Management Agreement and unanimously recommended the approval of the Management Agreement to each Fund’s shareholders. In order to obtain shareholder approval, a notice, proxy statement and proxy card for a Special Meeting of Shareholders (the “Shareholder Meeting”) of the Funds was filed and appropriately provided to the Shareholders or their representatives. Shareholders of each Fund were asked to approve the Management Agreement, so that Brinker’s management of the Funds could continue without interruption. The Shareholder Meeting occurred at 11 a.m., Eastern Time, on Monday, August 31, 2020. Shareholders of record of each Fund as of the close of business on Friday, July 24, 2020, were entitled to vote at the Shareholder Meeting. At the Shareholder Meeting the proposal was approved.
Also at the July 13th Meeting, the Board, including a majority of the Independent Trustees, approved new Sub-Advisory Agreements between Brinker and the existing Sub-advisers for an initial two-year period that would become effective after the closing of the Transaction. The Independent Trustees requested and received information from Brinker Capital, Inc. and the Sub-advisers that they deemed reasonably necessary for their review of the Agreements and to evaluate the prior performance of Brinker Capital, Inc. and the Sub-advisers. The Board also considered information provided by Brinker Capital, Inc. during prior meetings, specifically at an in-person meeting held on December 3-4, 2019 (the “December 2019 Meeting”). The Independent Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are not an affiliated person of the Trust and met in executive sessions separate from representatives of Brinker Capital, Inc. and the Sub-advisers. Following its deliberation, the Board approved the Sub-advisory Agreements with the following Sub-advisers on behalf of the indicated Fund(s) at the July 13th Meeting:
Sub-adviser Name	Fund(s)
BAMCO, Inc.	Destinations International Equity Fund
BlackRock Investment Management, Inc.	Destinations Core Fixed Income Fund
Destinations Large Cap Equity Fund
Ceredex Value Advisors LLC	Destinations Small-Mid Cap Equity Fund
Columbia Management Investment Advisers, LLC	Destinations Large Cap Equity Fund
CrossingBridge Advisors, LLC	Destinations Global Fixed Income Opportunities Fund
Destinations Low Duration Fixed Income Fund
Delaware Investments Fund Advisers/ Macquarie Investment Management	Destinations Large Cap Equity Fund
DoubleLine Capital LP	Destinations Core Fixed Income Fund
Destinations Global Fixed Income Opportunities Fund
Destinations Low Duration Fixed Income Fund
Driehaus Capital Management LLC	Destinations Multi Strategy Alternatives Fund
Destinations Small-Mid Cap Equity Fund
Federated Equity Management Company of Pennsylvania	Destinations Equity Income Fund
LMCG Investments, LLC	Destinations Small-Mid Cap Equity Fund
Destinations Multi Strategy Alternatives Fund
MFS Investment Management	Destinations International Equity Fund
Mellon Investments Corporation	Destinations Large Cap Equity Fund
Northern Trust Investments, Inc.	Destinations Municipal Fixed Income Fund
Nuveen Asset Management, LLC	Destinations Global Fixed Income Opportunities Fund
NWQ Investment Management Company, LLC	Destinations Equity Income Fund
RiverNorth Capital Management, LLC	Destinations Multi Strategy Alternatives Fund
Strategas Asset Management, LLC	Destinations Large Cap Equity Fund
T. Rowe Price Associates, Inc.	Destinations International Equity Fund
Destinations Large Cap Equity Fund
Wasatch Advisors Inc	Destinations International Equity Fund
In voting to renew the Agreements, the Trustees considered whether the approval of the Agreements would be in the best interests of the respective Fund and its shareholders, evaluating several factors including those discussed below.
Nature, Extent and Quality of the Services Provided Under the Agreements
The Board received and considered information regarding the nature, extent and quality of services that had been provided to the Funds by Brinker Capital, Inc. under the Prior Management Agreement. In considering the nature, extent and quality of the services to be provided by Brinker, the Board reviewed the portfolio management services currently provided by Brinker Capital, Inc. and to be provided by Brinker to the Funds, including the quality of the continuing portfolio management personnel, the resources expected to be made available to Brinker after the consummation of the Transaction and Brinker Capital, Inc.’s prior compliance history and compliance program. The Trustees reviewed the terms of the proposed Management Agreement, and noted that the Management Agreement had the same advisory fee as, and does not materially differ from, the Prior Management Agreement. The Trustees also reviewed Brinker Capital, Inc.’s current investment and risk management approaches for the Funds and was informed by Brinker Capital, Inc. that currently there are no material changes expected to be made to those approaches as a result of the Transaction. The Trustees also considered other services to be provided to the Funds by Brinker such as monitoring adherence to each Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Fund by the Manager under the Management Agreement would be satisfactory.
The Board received and considered information regarding the nature, extent and quality of services that had been provided to the Funds by the Sub-advisers under the Prior Sub-advisory Agreements. The Trustees considered information regarding the process by which Brinker Capital, Inc. selected and recommended the Sub-advisers to the Board and Brinker Capital, Inc.’s ongoing supervision of the Sub-advisers, including Brinker Capital, Inc.’s process for determining how Fund assets were allocated among the applicable Sub-advisers. The Independent Trustees noted that Brinker Capital, Inc. monitored and evaluated the performance of each Fund’s Sub-advisers, including the Sub-advisers’ compliance with the investment objective, policies, and restrictions of the relevant Fund. The Board also received a description of the administrative and other services provided to the Trust and its shareholders. The Board noted information received at Board meetings related to the services provided by Brinker Capital, Inc. about the management of the Trust’s affairs and its role in coordinating the activities of the Sub-advisers and the Trust’s other service providers. The Board considered each Sub-adviser’s specific responsibilities in all aspects of the day-to-day management of the portion of the respective Fund assets allocated to it, as well as the qualifications, experience and responsibilities of the portfolio managers for the portion of the Fund assets managed by that Sub-adviser and other key personnel of the Sub-adviser. The Board specifically took into account each Sub-adviser’s investment process and capabilities, evaluated, as applicable, how the Sub-adviser complemented each of the other Sub-advisers to that Fund.
The Trustees also discussed the terms of the new Sub-advisory Agreements and considered Brinker Capital, Inc.’s favorable assessment of the nature and quality of the Sub-advisers’ services. The Board also reviewed information received from Brinker Capital, Inc. and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of Brinker Capital, Inc. and each Sub-adviser.
The Board concluded, in the context of its full deliberations, that, overall, the nature, extent and quality of services expected to be provided under the Agreements were adequate and appropriate
Fund Performance
As to each Fund, at the July 13th Meeting, the Board received and considered performance information that had been provided by Broadridge Financial Solutions (“Broadridge”), an independent provider of investment company data, for each Fund and for all retail and institutional funds, regardless of asset size or primary channel of distribution, in each Fund’s Lipper category. In connection with its most recent approval of the continuation of the Prior Management Agreement and the Prior Sub-advisory Agreements and other meetings held during the course of the first half of the Funds’ fiscal year, the Board was provided with reports regarding each Fund’s performance over various time periods. As part of these meetings, Brinker Capital, Inc. and its representatives provided information regarding and, as applicable, led discussions of factors impacting Brinker Capital, Inc.’s and the Sub-advisers’ performance for the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that it was appropriate to take into account the Board’s consideration of Brinker Capital, Inc.’s and the Sub-advisers’ performance at meetings held prior to the July 13th Meeting. In doing so, the Trustees determined that Brinker Capital, Inc.’s and the Sub-advisers’ performance was satisfactory, or, where Brinker Capital, Inc.’s or the Sub-advisers’ performance was materially below a Fund’s benchmarks and/or peer group, the Trustees were satisfied by the reasons for underperformance and/or the steps taken by Brinker Capital, Inc. and the Sub-advisers in an effort to improve performance. Based on this information and Brinker Capital, Inc.’s representation that the portfolio managers for the Funds were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that Brinker Capital, Inc. and the Sub-advisers had been able to achieve for each Fund were sufficient to support approval of the Management Agreement and the Sub-advisory Agreements.
Management Fees and Expense Ratios
As to each Fund, the Board noted that it had reviewed and considered at the December 2019 Meeting the contractual management fees (“Contractual Management Fees”) payable by each Fund to Brinker Capital, Inc. and by Brinker Capital, Inc. to the Sub-advisers in light of the nature, extent and quality of the management and sub-advisory services provided by Brinker Capital, Inc. and the Sub-advisers, respectively. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements were in place for a Fund and considered the actual fee rate (after taking any such waivers and reimbursements into account) (“Actual Management Fee”) and whether any fee waivers and expense reimbursements could be discontinued. The Board noted that the compensation paid to the Sub-advisers is paid by Brinker Capital, Inc., not the Funds, and, accordingly, that the retention of the Sub-advisers would not increase the fees or expenses otherwise incurred by a Fund and its shareholders. Further, the Board considered that, as a result of the contractual advisory fee waivers, Brinker Capital, Inc. would not retain a different percentage of the overall advisory fee based on the Sub-advisers selected, the fees charged to Sub-advisers or the allocation of a Fund’s assets among Sub-advisers. The Board also reviewed with management the scope of services provided to the Funds by Brinker Capital, Inc., noting that the Funds are provided with regulatory compliance services, office facilities and Trust officers (including the Trust’s chief financial, chief operational and chief compliance officers), and that Brinker Capital, Inc. coordinates and oversees the provision of services to each Fund by other fund service providers, including the Sub-advisers. The Board also considered and discussed information about the Sub-advisers’ fees and comparable information for other sub-advised funds and accounts managed by the Sub-advisers. Additionally, the Board received and considered information comparing each Funds’ Contractual Management Fees and Actual Management Fees and the Fund’s actual total expenses with those of a group of funds selected by Broadridge.
With respect to the cost of advisory services, the Board considered that the investment advisory fee proposed to be payable to Brinker under the Management Agreement is the same as the investment advisory fee currently payable to Brinker Capital, Inc. under the Prior Management Agreement. The Board determined, in the context of its full deliberations, that, as to each Fund, the management fee paid by the Fund to Brinker Capital, Inc. and the sub-advisory fees paid by Brinker Capital, Inc. to the Sub-advisers were reasonable in light of comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Prior Management Agreement and Prior Sub-Advisory Agreements.
Profitability
The Board considered Brinker Capital, Inc.’s profitability from its management of the Funds when it most recently approved the continuation of the Prior Management Agreement, as discussed below, but determined that such profitability may change as a result of the changes to Brinker Capital, Inc.’s ownership structure and operations that will occur after the consummation of the Transaction. Accordingly, the Trustees did not make any conclusions regarding Brinker’s profitability but will do so during future considerations of the Management Agreement. The Board noted Brinker Capital, Inc.’s expectation that if the Transaction is successful, the Funds’ assets likely will increase.
The Board noted that it had considered at the December 2019 Meeting the profits realized by Brinker Capital, Inc. under the Prior Management Agreement, in connection with the operation of the Funds, and whether the amount of profit was a fair entrepreneurial profit for the management of the Funds. In particular, the Board considered that Brinker Capital, Inc. retained a maximum amount of compensation (as a percentage of Fund assets) from each Fund as a result of the contractual fee waivers. The Board also considered the profitability of Brinker Capital, Inc. for providing advisory services to the Funds as an overall complex, noting that Brinker Capital, Inc. implemented its model-based investment advice through allocations of assets among the Funds. The Board also considered the Funds’ operating expenses and the impact of any fee waivers and expense reimbursements on Brinker Capital, Inc.’s profits. As to each Fund, the Board concluded, in the context of its full deliberations that Brinker Capital, Inc.’s level of profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
The Board noted that it has considered at the December 2019 Meeting the fees payable under each Prior Sub-advisory Agreement, noting that the fees were paid to the proposed Sub-advisers by Brinker Capital, Inc. and, thus, would not impact the fees paid by the Funds. The Board recognized that, because each Sub-adviser’s fee would be paid by Brinker Capital, Inc., and not the applicable Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Prior Management Agreement. To the extent available, the Board also reviewed information provided by the Sub-advisers with respect to the relevant Sub-adviser’s profitability in providing sub-advisory services to the Funds.
Economies of Scale
With respect to economies of scale, the Board considered Brinker Capital, Inc.’s economies of scale from its management of the Funds when it most recently approved the continuation of the Prior Management Agreement, but determined that such economies of scale may change as a result of the changes to Brinker Capital, Inc.’s ownership structure and operations that will occur after the consummation of the Transaction. Accordingly, the Trustees did not make any conclusions regarding the extent to which economies of scale would be realized by the Manager as the assets of the Funds grow, but will do so during future considerations of the Management Agreement. The Board noted Brinker Capital, Inc.’s expectation that if the Transaction is successful, the Funds’ assets likely will increase, which could result in economies of scale that could be passed onto the Funds’ Shareholders.

As to each Fund, the Board noted that it had considered at the December 2019 Meeting information regarding whether there have been economies of scale with respect to Brinker Capital, Inc.’s management of the Fund under the Prior Management Agreement, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets.
Other Benefits to the Manager and the Sub-advisers
As to each Fund, the Board considered other benefits received or that could be expected to be received by Brinker, the Sub-advisers and their affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.
In light of Brinker’s costs of providing investment management and other services to the Funds and Brinker’s ongoing commitment to the Funds and each Sub-adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the profits and ancillary benefits that Brinker, the Sub-advisers and their affiliates received under the Prior Management Agreement and Prior Sub-advisory Agreements were considered reasonable.
Although formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Agreements at the Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the Agreements, including the compensation proposed to be paid thereunder, are reasonable in relation to the services expected to be provided by Brinker and Sub-advisers to the Funds and that the appointment of Brinker and the Sub-advisers and the approval of the Agreements, respectively, would be in the best interest of the Funds and their Shareholders.
Based on the Trustees’ deliberations and their evaluation of the information described above and other factors and information they believed relevant, the Board, including all of the Independent Trustees, unanimously approved (i) the appointment of Brinker as investment adviser to the Funds and the Management Agreement and unanimously recommended that the Funds’ Shareholders vote in favor of approving the Management Agreement and (ii) the Sub-advisory Agreements. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
Board Considerations of New Sub-Advisory Agreement with Seix Investment Advisors LLC
At a meeting of the Board held on July 29, 2020 (the “July 29th Meeting”), in reliance on and in compliance with the conditions of the Orders, Brinker Capital, Inc. recommended and the Board, including all of Independent Trustees as defined in the 1940 Act, approved two sub-advisory agreements for the management of the Destinations Municipal Fixed Income Fund (the “Municipal Fund”), one between Seix Investment Advisors LLC (“Seix”) and Brinker Capital, Inc. (the “Seix Sub-advisory Agreement”), and the other between Seix and Brinker that would become effective after Shareholder approval of the Management Agreement and the closing of the Transaction (the “New Seix Sub-advisory Agreement,” and together with the Seix Sub-advisory Agreement, the “Seix Agreements”). Pursuant to the Seix Agreements, Seix would provide day-to-day management for the portion of the Municipal Fund’s assets proposed to be allocated to it. The Board also considered information provided by Brinker Capital, Inc. during prior meetings. In doing so, the Trustees requested and received information from Brinker Capital, Inc. and Seix that they deemed reasonably necessary for their review of the Seix Agreements and to evaluate the performance of the Sub-adviser. The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of Brinker Capital, Inc. and the Sub-adviser.
In voting to approve the Seix Agreements, the Trustees considered whether the approval of the Seix Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services Provided Under the Seix Agreements
The Board received and considered information regarding the nature, extent and quality of services proposed to be provided to the Municipal Fund by Seix under the Seix Agreements. The Trustees considered information regarding the process by which Brinker Capital, Inc. selected and recommended Seix to the Board and the supervisory activities over Seix, including monitoring Seix’s compliance with the investment objectives, policies, and restrictions of the Municipal Fund. The Board considered Seix’s proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Municipal Fund’s assets proposed to be allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Municipal Fund’s assets to be managed by Seix and of other key personnel of Seix. The Board specifically took into account Seix’s investment process and capabilities, evaluating, as applicable, how Seix would complement the other Sub-adviser to the Fund. The Trustees discussed the terms of the Seix Agreements and considered Brinker Capital, Inc.’s favorable assessment of the nature and quality of Seix’s services expected to be provided to the Municipal Fund. The Board also reviewed information received from Brinker Capital, Inc. and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of Brinker Capital, Inc. and of Seix.
The Board then discussed with representatives of Brinker Capital, Inc., the portfolio management strategy proposed to be employed by Seix. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by Seix were adequate and appropriate in light of  (i) Seix’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by Seix in managing the portion of the Municipal Fund’s assets allocated to it, (iii) how Seix was expected to complement the Municipal Fund’s existing Sub-adviser, (iv) Seix’s compliance program, and (v) Brinker Capital, Inc.’s recommendation to engage Seix.
Fund Performance
Because Seix was to be newly-appointed for the Municipal Fund, the Board could not consider their investment performance in managing the respective Fund’s assets as a factor in evaluating the proposed Seix Agreements during the July 29th Meeting.
The Board, however, received information from management regarding Seix’s historical performance returns managing investment mandates similar to that of the Municipal Fund, with such performance compared to a relevant index. The Board discussed with representatives of Brinker Capital, Inc. the investment strategy to be employed by Seix in the management of the respective Fund’s assets. The Board discussed the reputation and experience of Seix, its portfolio managers’ experience, and Brinker Capital, Inc.’s experience and reputation in selecting, evaluating, and overseeing investment managers. The Board determined that these factors supported a decision to approve the Seix Agreements.
Sub-advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the proposed fees payable under the Seix Agreements, noting that the proposed fee would be paid to Brinker Capital, Inc. or Brinker, as applicable, and, thus, would not impact the fees paid by the Municipal Fund. The Board concluded that the proposed fee payable to Seix with respect to the assets to be managed by Seix were reasonable and appropriate. The Board recognized that, because Seix’s fee would be paid by Brinker Capital, Inc. or Brinker, and not the Municipal Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker Capital, Inc. and the Trust and Brinker. The Board received and considered a profitability analysis of Brinker Capital, Inc. and Brinker with respect to the addition of Seix as a sub-adviser to the Municipal Fund and determined that Brinker Capital, Inc.’s and Brinker’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Municipal Fund, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by Brinker Capital, Inc. or Brinker to 39 basis points of the Municipal Fund’s assets. Similarly, the Board recognized that, because Seix’s fee would be paid by Brinker Capital, Inc. or Brinker, and not the Municipal Fund, an analysis of economies of scale with respect to Seix was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker Capital, Inc. and the Trust and Brinker. Accordingly, economies of scale with respect to Seix were not considered relevant at that time to the Board’s decision to approve the Seix Agreements. The Board also concluded that any other benefits that could be expected to accrue to Seix by virtue of its relationship with the Municipal Fund were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to approve the proposed Seix Agreements for an initial two-year period, having determined that the Seix Agreements would be in the best interests of the Municipal Fund.
Board Considerations of New Sub-Advisory Agreements with Merganser Capital Management, LLC and Wellington Management Company LLP for the Destinations Core Fixed Income Fund
At a meeting of the Board of the Trust held on December 9, 2020 (the “December 2020 Meeting”), in reliance on and in compliance with the conditions of the Orders, Brinker recommended and the Board, including all of the Independent Trustees, approved two Sub-advisory Agreements for the management of the Destinations Core Fixed Income Fund (the “Core Fixed Income Fund”), one between Merganser Capital Management, LLC (“Merganser”) and Brinker (the “Merganser Sub-advisory Agreement”), and the other between Wellington Management Company LLP (“Wellington”) and Brinker (the “Wellington Sub-advisory Agreement,” and together with the Merganser Sub-advisory Agreement, the “Sub-advisory Agreements”). Pursuant to the Sub-advisory Agreements, Merganser and Wellington would provide day-to-day management for the portion of the Core Fixed Income Fund’s assets proposed to be allocated to it. The Board also considered information provided by Brinker during prior meetings. In doing so, the Trustees requested and received information from Brinker, Merganser and Wellington that they deemed reasonably necessary for their review of the Sub-advisory Agreements and to evaluate the performance of Merganser and Wellington. The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of Brinker, Merganser and Wellington.
In voting to approve the Sub-advisory Agreements, the Trustees considered whether the approval of the Sub-advisory Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Services Provided Under the Sub-advisory Agreements
The Board received and considered information regarding the nature, extent and quality of services proposed to be provided to the Core Fixed Income Fund by Merganser and Wellington under the Sub-advisory Agreements. The Trustees considered information regarding the process by which Brinker selected and recommended Merganser and Wellington to the Board and the supervisory activities over Merganser and Wellington, including monitoring Merganser’s and Wellington’s compliance with the investment objectives, policies, and restrictions of the Core Fixed Income Fund. The Board considered Merganser’s and Wellington’s proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Core Fixed Income Fund’s assets proposed to be allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Core Fixed Income Fund’s assets to be managed by Merganser and Wellington and of other key personnel of Merganser and Wellington. The Board specifically took into account Merganser’s and Wellington’s investment process and capabilities, evaluating, as applicable, how Merganser and Wellington would complement the other Sub-advisers to the Fund. The Trustees discussed the terms of the Sub-advisory Agreements and considered Brinker’s favorable assessment of the nature and quality of Merganser’s and Wellington’s services expected to be provided to the Core Fixed Income Fund. The Board also reviewed information received from Brinker and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of Brinker and of Merganser and Wellington.
The Board then discussed with representatives of Brinker, the portfolio management strategy proposed to be employed by Merganser and Wellington. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by Merganser and Wellington were adequate and appropriate in light of  (i) Merganser’s and Wellington’s experience and the qualifications of their investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by Merganser and Wellington in managing the portion of the Core Fixed Income Fund’s assets allocated to them, (iii) how Merganser and Wellington were expected to complement the Core Fixed Income Fund’s existing Sub-advisers, (iv) Merganser’s and Wellington’s compliance program, and (v) Brinker’s recommendation to engage Merganser and Wellington.
Fund Performance
Because Merganser and Wellington were to be newly-appointed for the Core Fixed Income Fund, the Board could not consider their investment performance in managing the respective Fund’s assets as a factor in evaluating the proposed Sub-advisory Agreements during the Meeting.

The Board, however, received information from management regarding Merganser’s and Wellington’s historical performance returns managing investment mandates similar to that of the Core Fixed Income Fund, with such performance compared to a relevant index. The Board discussed with representatives of Brinker the investment strategy to be employed by Merganser and Wellington in the management of the Core Fixed Income Fund’s assets. The Board discussed the reputation and experience of Merganser and Wellington, its portfolio managers’ experience, and Brinker’s experience and reputation in selecting, evaluating, and overseeing investment managers. The Board determined that these factors supported a decision to approve the Sub-advisory Agreements.
Sub-advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the proposed fees payable under the Sub-advisory Agreements, noting that the proposed fees would be payable by Brinker to each Sub-adviser, and, thus, would not impact the fees paid by the Core Fixed Income Fund. The Board concluded that the proposed fees payable to Merganser and Wellington with respect to the assets to be managed by Merganser and Wellington were reasonable and appropriate. The Board recognized that, because Merganser’s and Wellington’s fees would be paid by Brinker, and not the Core Fixed Income Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker. The Board received and considered a profitability analysis of Brinker with respect to the addition of Merganser and Wellington, each as a Sub-adviser to the Core Fixed Income Fund, and determined that Brinker’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Core Fixed Income Fund, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by Brinker to 39 basis points of the Core Fixed Income Fund’s assets. Similarly, the Board recognized that, because Merganser’s and Wellington’s fees would be paid by Brinker, and not the Core Fixed Income Fund, an analysis of economies of scale with respect to Merganser and Wellington was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker. Accordingly, economies of scale with respect to Merganser and Wellington were not considered relevant at that time to the Board’s decision to approve the Sub-advisory Agreements. The Board also concluded that any other benefits that could be expected to accrue to Merganser and Wellington by virtue of their relationship with the Core Fixed Income Fund were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to approve the proposed Sub-advisory Agreements for an initial two-year period, having determined that the Sub-advisory Agreements would be in the best interests of the Core Fixed Income Fund.
Board Considerations of Amended and Restated Sub-Advisory Agreement with Driehaus Capital Management LLC for the Destinations Small-Mid Cap Equity Fund
At the December 2020 Meeting, in reliance on and in compliance with the conditions of the Orders, Brinker recommended and the Board, including all of the Independent Trustees, approved an amended and restated Sub-advisory Agreement (the “Sub-advisory Agreement”) for the management of an additional sub-portfolio of the Destinations Small-Mid Cap Equity Fund (the “Small-Mid Cap Equity Fund”), between Driehaus Capital Management LLC (“Driehaus” or “Sub-adviser”) and Brinker (the “Sub-advisory Agreement”). Pursuant to the Sub-advisory Agreement, Driehaus would provide day-to-day management for the portion of the Small-Mid Cap Equity Fund’s assets proposed to be allocated to it. The Board also considered information provided by Brinker during prior meetings. In doing so, the Trustees requested and received information from Brinker and Driehaus that they deemed reasonably necessary for their review of the Sub-advisory Agreement and to evaluate the performance of the Sub-adviser. The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of Brinker and the Sub-adviser.
In voting to approve the Sub-advisory Agreement, the Trustees considered whether the approval of the Sub-advisory Agreement would be in the best interests of the Small-Mid Cap Equity Fund and its shareholders, an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Services Provided Under the Sub-advisory Agreement
The Board received and considered information regarding the nature, extent and quality of services proposed to be provided to the Small-Mid Cap Equity Fund by Driehaus under the Sub-advisory Agreement. The Trustees considered information regarding the process by which Brinker selected and recommended Driehaus to the Board and the supervisory activities over Driehaus, including monitoring Driehaus’s compliance with the investment objectives, policies, and restrictions of the Small-Mid Cap Equity Fund. The Board considered Driehaus’s proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Small-Mid Cap Equity Fund’s assets proposed to be allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Small-Mid Cap Equity Fund’s assets to be managed by Driehaus and of other key personnel of Driehaus. The Board specifically took into account Driehaus’s investment process and capabilities, evaluating, as applicable, how Driehaus would complement the other Sub-advisers to the Fund. The Trustees discussed the terms of the Sub-advisory Agreement and considered Brinker’s favorable assessment of the nature and quality of Driehaus’s services expected to be provided to the Small-Mid Cap Equity Fund. The Board also reviewed information received from Brinker and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of Brinker and of Driehaus.
The Board then discussed with representatives of Brinker, the portfolio management strategy proposed to be employed by Driehaus. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by Driehaus were adequate and appropriate in light of  (i) Driehaus’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by Driehaus in managing the portion of the Small-Mid Cap Equity Fund’s assets allocated to it, (iii) how Driehaus was expected to complement the Small-Mid Cap Equity Fund’s existing Sub-advisers, (iv) the Driehaus compliance program, and (v) Brinker’s recommendation to engage Driehaus.
Fund Performance
The Board received information regarding Driehaus’s historical performance returns managing the proposed strategy, with such performance compared to a relevant index. The Board discussed with representatives of Brinker and Driehaus the investment strategy to be employed by Driehaus in the management of the additional sub-portfolio of the Small-Mid Cap Equity Fund’s assets. The Board discussed the reputation and experience of Driehaus, its portfolio managers’ experience, and Brinker’s experience and reputation in selecting, evaluating, and overseeing investment managers. The Board determined that these factors supported a decision to approve the Sub-advisory Agreement.
Sub-advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the proposed fees payable under the Sub-advisory Agreement, noting that the proposed fee would be payable by Brinker to Driehaus, and, thus, would not impact the total fees paid by the Small-Mid Cap Equity Fund. The Board concluded that the proposed fee payable to Driehaus with respect to the assets to be managed by Driehaus in the additional sub-portfolio of the Small-Mid Cap Equity Fund were reasonable and appropriate. The Board recognized that, because Driehaus’s fee would be paid by Brinker, and not the Small-Mid Cap Equity Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker. The Board received and considered a profitability analysis of Brinker with respect to the addition of Driehaus as a Sub-adviser to the additional sub-portfolio of the Small-Mid Cap Equity Fund and determined that Brinker’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Small-Mid Cap Equity Fund, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by Brinker to 39 basis points of the Small-Mid Cap Equity Fund’s assets. Similarly, the Board recognized that, because Driehaus’s fee would be paid by Brinker, and not the Small-Mid Cap Equity Fund, an analysis of economies of scale with respect to Driehaus was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker. Accordingly, economies of scale with respect to Driehaus were not considered relevant at that time to the Board’s decision to approve the Sub-advisory Agreement. The Board also concluded that any other benefits that could be expected to accrue to Driehaus by virtue of their relationship with the Small-Mid Cap Equity Fund were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to approve the proposed Sub-advisory Agreement, having determined that the Sub-advisory Agreement would be in the best interests of the Small-Mid Cap Equity Fund.
Review of Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the Liquidity Risk Management Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At the December 2020 Meeting, the Trustees received a report from the Liquidity Risk Management Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Liquidity Risk Management Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on September 21, 2018. The Liquidity Risk Management Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Management Committee further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Additional Information (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Manager, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Brinker Capital Investments, LLC (formerly known as Brinker Capital, Inc.) (the “Manager”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-877-771-7979.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
Ellyn L. Brown*** Brown Associates 11055 Greenspring Ave, Annex A Lutherville, MD 21093 Birth Year 1950	Chair of the Board of Trustees	Chair as of April 1, 2018; Trustee Since 2017	Retired Attorney since 2006. Former Principal of Brown & Associates from 1996 to 2006.	10	CNO Financial Group, Inc. since 2012, Walter Investment Management Corp. from 2013 to 2017, NYSE-Euronext (and predecessor entities) from 2006 to 2013, NYSE Regulation, Inc. from 2010 to 2014. Financial Industry Regulatory Authority, Inc. (FINRA) from 2007 to 2012, Financial Accounting Foundation, Inc. from 2007 to 2012.
J. Scott Coleman, CFA 7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Optimum Fund Trust from 2011 to 2015.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
Nicholas Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.
Gregory E. McGowan Franklin Templeton 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	Global Capital PLC (Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L.
INTERESTED TRUSTEES*
Joseph V. Del Raso Pepper Hamilton LLP 3000 Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	10	Global Capital PLC (Malta Public Company).
Birth Year: 1952
Noreen D. Beaman Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Trustee and Chief Executive Officer	Since 2018	President of Brinker Capital Investments, LLC since 2020.** Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020.	10	MMI Board of Governors, Philadelphia Financial Scholars, MMI Leadership Pathway (2016 to 2020), Envestnet Institute Women In Wealth (2017 to 2020); St. Peter’s University Board of Trustees (2014 to 2017).

*
Each Trustee remains in office until he or she resigns, retires or is removed.

**
Reflects the current title following the closing of the Transaction, which occurred after the end of the period covered by the report.

***
As announced by the Trust in a supplement to its Statement of Additional Information on April 9, 2021, Ms. Brown resigned from the Board effective April 23, 2021 to pursue other interests. She had served on the Board since its organization on January 17, 2017 and had acted as Chair since April 1, 2018. The Board of Trustees and Brinker Capital Investments, LLC thanks Ms. Brown for her service to the Trust and wishes her continued success.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS*
Kevin Fustos Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Brian Ferko Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti- Money Laundering Officer	Since January 2017	Chief Compliance Officer of Brinker Capital Investments, LLC since 2015; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of CCS from 2012 to 2015.
Jason B. Moore Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1972	President	Since January 2017	Chief Solutions Officer of Brinker Capital Investments, LLC since 2019; Chief Administrative Officer of Brinker Capital Investments, LLC from 2016 to 2019; Managing Director of Morgan Stanley from 2012 to 2016.
Donna Marley Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds of Brinker Capital Investments, LLC since 2017; Executive Director of Morgan Stanley from 2009 to 2017.
Peter Townsend Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer of Brinker Capital Investments, LLC since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.
Jeff Raupp, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since January 2017	Co-Head of Discretionary Portfolios of Brinker Capital Investments, LLC since 2020; Chief Investment Officer of Brinker Capital Investments, LLC from 2018 to 2020; Director of Investments of Brinker Capital Investments, LLC since 2017; Senior Vice President of Brinker Capital Investments, LLC in 2016; Senior Investment Manager of Brinker Capital Investments, LLC from 2008 to 2016.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Amy Magnotta, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1978	Investment Officer	Since January 2017	Co-Head of Discretionary Portfolios at Brinker Capital Investments, LLC since 2020; Senior Vice President and Head of Discretionary Portfolios of Brinker Capital Investments, LLC from 2017 to 2020; Senior Investment Manager of Brinker Capital Investments, LLC from 2008 to 2017.
Leigh Lowman, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1982	Investment Officer	Since January 2017	Investment Manager of Brinker Capital Investments, LLC since 2017; Senior Investment Analyst of Brinker Capital Investments, LLC from 2015 to 2017; Outreach Analyst of The Investment Fund for Foundations from 2014 to 2015; Senior Associate of Mondrian Investment Partners from 2011 to 2014.
Christopher Hart Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Investment Officer	Since January 2017	Senior Portfolio Manager of Brinker Capital Investments, LLC since 2020; Senior Vice President and Head of Platform Manager Research of Brinker Capital Investments, LLC from 2017 to 2020; Senior Vice President of Brinker Capital Investments, LLC in 2016; Core Investment Manager of Brinker Capital Investments, LLC from 2014 to 2016; Investment Director of RS Investments 2013; Vice President/Investment Officer of Morgan Stanley Smith Barney from 2006 to 2013.
Timothy Holland, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Chief Investment Officer of Brinker Capital Investments, LLC since 2020; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.
Kristin Pilipzeck Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1987	Investment Officer	Since March 2019	Investment Analyst of Brinker Capital Investments, LLC since 2017; Operations Associate of Brinker Capital Investments, LLC from 2010 to 2017.

*
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended February 28, 2021:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
Ordinary Income:
Qualified Dividend Income for Individuals	100.00%	69.21%	100.00%	97.98%	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	100.00%	68.73%	31.17%	65.46%	—
Foreign Taxes Paid			$2,984,970
Foreign Source Income			$26,056,861
Foreign Tax Paid Per Share	—	—	0.02	—	—
Foreign Source Income Per Share	—	—	0.16	—	—
	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	13.31%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	—	—	—	13.09%
Interest from Tax-Exempt Obligations	—	—	99.99%	—

Brinker Capital Destinations Trust
Investment Adviser
Brinker Capital Investments, LLC
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
www.morganlewis.com
Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103
www.bbdcpa.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risk, objectives, fees and expenses, experience of its management, and other information.
Visit www.destinationsfunds.com for more information.
DSA_AR

ITEM 2. CODE OF ETHICS.

As of the period ended February 28, 2021 (“Reporting Period”), the Registrant has adopted a code of ethics (“Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 13(a)(1). The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Nicholas Marsini Jr. possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Marsini as the Registrant’s audit committee financial expert. Mr. Marsini is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES –

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years ended February 28, 2021 and February 29, 2020 for professional services rendered by the Registrant’s principal accountant (“Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for each of the last two fiscal years, were $209,000 in 2021 and $209,000 in 2020.

(b) Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years ended February 28, 2021 and February 29, 2020, for assurance and related services by the Auditor that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item 4, were $0 in 2021 and $0 in 2020.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years ended February 28, 2021 and February 29, 2020, for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $25,000 in 2021 and $25,000 in 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed for each of the last two fiscal years ended February 28, 2021 and February 29, 2020, for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 for 2021 and $0 for 2020.

(e)(1) The Charter for the Audit Committee (“Committee”) of the Brinker Capital Destinations Trust provides that the Committee may pre-approve all audit and permitted non-audit services the independent auditor provides to a Fund, and all services that the independent auditor provides to the Fund’s investment adviser(s) and advisory affiliates (whether or not directly related to the Fund’s operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2021 and 0% for 2020; Tax Fees were 0% for 2021 and 0% for 2020; and Other Fees were 0% for 2021 and 0% for 2020.

(f) Not Applicable.

(g) Aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management as is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant (“Service Affiliates”) were $0 for 2021 and $0 for 2020.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluations of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	May 5, 2021

Brinker Capital Destinations Trust

By:	/s/ Kevin Fustos
Kevin Fustos
Chief Financial Officer and Treasurer

Date:	May 5, 2021